As filed with the Securities and Exchange Commission on February 28, 2019

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 107	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 109

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Summer Street

SUM0703

Boston, MA 02110

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

THE GLENMEDE FUND, INC.

Prospectus

February 28, 2019

Equity Portfolios

Quantitative U.S. Large Cap Core Equity Portfolio (GTLOX)

(Advisor Shares)

Quantitative U.S. Large Cap Growth Equity Portfolio (GTLLX)

(Advisor Shares)

Quantitative U.S. Large Cap Value Equity Portfolio (GQLVX)

Quantitative U.S. Small Cap Equity Portfolio (GQSCX)

Quantitative International Equity Portfolio (GTCIX)

Responsible ESG U.S. Equity Portfolio (RESGX)

Women in Leadership U.S. Equity Portfolio (GWILX)

Quantitative U.S. Long/Short Equity Portfolio (GTAPX)

(Advisor Shares)

Quantitative U.S. Total Market Equity Portfolio (GTTMX)

Strategic Equity Portfolio (GTCEX)

Small Cap Equity Portfolio (GTCSX)

(Advisor Shares)

Large Cap Value Portfolio (GTMEX)

Equity Income Portfolio (GEQIX)

Secured Options Portfolio (GTSOX)

(Advisor Shares)

Global Secured Options Portfolio (NOVIX)

Alternative Risk Premia Portfolio (GLARX)

Investment Advisor

Glenmede Investment Management LP

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved the Portfolios’ securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolios or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios or your financial intermediary electronically by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Portfolios or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Portfolios you hold in the Glenmede fund complex and with your financial intermediary.

SUMMARY SECTION

Quantitative U.S. Large Cap Core Equity Portfolio

(Advisor Shares)

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.30%

Total Annual Portfolio Operating Expenses	0.85%

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. Glenmede Investment Management LP (the “Advisor”) considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.5 billion to $926.9 billion as of May 11, 2018. In addition, at times, the Portfolio may make significant investments in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”) and may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public.

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The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

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Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares)

During the periods shown in the bar chart, the highest quarterly return was 16.50% (for the quarter ended June 30, 2009) and the lowest quarterly return was -16.99% (for the quarter ended September 30, 2011).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(7.84)%	8.59%	14.21%
Return After Taxes on Distributions	(9.87)%	7.50%	13.49%

Return After Taxes on Distributions and Sale of Fund Shares	(3.09)%	6.75%	11.97%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78)%	8.21%	13.28%

Morningstar Large Blend Average[1]	(6.27)%	6.28%	11.43%

[1]

The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception on February 27, 2004. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 28, 2018.

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Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Quantitative U.S. Large Cap Growth Equity Portfolio

(Advisor Shares)

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.30%

Total Annual Portfolio Operating Expenses	0.85%

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. Glenmede Investment Management LP (the “Advisor”) considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.5 billion to $926.9 billion as of May 11, 2018. The Portfolio may invest in initial public offerings (“IPOs”).

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.

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Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Shares)

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During the periods shown in the bar chart, the highest quarterly return was 18.10% (for the quarter ended June 30, 2009) and the lowest quarterly return was -16.20% (for the quarter ended September 30, 2011).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(4.96)%	10.22%	16.00%
Return After Taxes on Distributions	(8.17)%	9.12%	15.25%

Return After Taxes on Distributions and Sale of Fund Shares	(0.52)%	8.09%	13.58%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.51)%	10.40%	15.29%

Morningstar Large Growth Average[1]	(2.09)%	8.03%	13.19%

[1]

The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception on February 27, 2004. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 28, 2018.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Quantitative U.S. Large Cap Value Equity Portfolio

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	5.97%

Total Annual Portfolio Operating Expenses	6.52%
Fee Waivers and Expense Reimbursements[1]	5.67%

Net Expenses[2]	0.85%

[1]

Effective as of the date of this Prospectus, Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

[2]	Net expenses have been restated to reflect the fee waivers/expense reimbursements.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$1,423	$2,720	$5,795

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade its securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of large cap companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization

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range of any stock in the Russell 1000® Value Index. That capitalization range was $2.5 billion to $926.9 billion as of May 11, 2018.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as undervalued. These computer models rank securities based on certain criteria, including price in relation to earnings, cash flow and assets. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

11

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Large Cap Value Equity Portfolio

During the period shown in the bar chart, the highest quarterly return was 4.34% (for the quarter ended September 30, 2018) and the lowest quarterly return was -15.76% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (November 13, 2017)
Return Before Taxes	(14.03)%	(8.61)%
Return After Taxes on Distributions	(14.41)%	(9.01)%

Return After Taxes on Distributions and Sale of Fund Shares	(7.98)%	(6.50)%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	(8.27)%	(3.63)%

Morningstar Large Value Average[1]	(8.53)%	(6.69)%

[1]

The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception on November 13, 2017.

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Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

13

Quantitative U.S. Small Cap Equity Portfolio

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	5.93%

Total Annual Portfolio Operating Expenses	6.48%
Fee Waivers and Expense Reimbursements[1]	5.63%

Net Expenses[2]	0.85%

[1]

Effective as of the date of this Prospectus, Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

[2]	Net expenses have been restated to reflect the fee waivers/expense reimbursements.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$1,415	$2,706	$5,770

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade its securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of small cap companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Small cap companies include companies with market capitalizations, at the time of purchase, within the

14

market capitalization range of any stock in the Russell 2000® Index. That capitalization range was $159.2 million to $5 billion as of May 11, 2018.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as undervalued. These computer models rank securities based on certain criteria, including price in relation to earnings, cash flow and assets. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

15

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Small Cap Equity Portfolio

During the period shown in the bar chart, the highest quarterly return was 7.48% (for the quarter ended June 30, 2018) and the lowest quarterly return was -18.02% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (November 13, 2017)
Return Before Taxes	(11.31)%	(6.84)%
Return After Taxes on Distributions	(11.46)%	(7.01)%

Return After Taxes on Distributions and Sale of Fund Shares	(6.58)%	(5.19)%

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01)%	(6.34)%

Morningstar Small Blend Average[1]	(12.72)%	(12.04)%

[1]

The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

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Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception on November 13, 2017.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

17

Quantitative International Equity Portfolio

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses (includes 0.25% shareholder servicing fees payable to Glenmede Trust)	0.32%

Total Annual Portfolio Operating Expenses	1.07%
Fee Waivers and Expense Reimbursements[1]	0.07%

Net Expenses	1.00%

[1]

Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$333	$583	$1,299

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in American Depositary Receipts (“ADRs”), which are depository receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign companies. Under normal market circumstances, the Portfolio will invest in ADRs in companies based in at least three countries other than the United States in primarily developed markets. The Advisor uses proprietary multi-factor computer models to select ADRs in foreign companies that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.

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Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of initial public offering (“IPO”) shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

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Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers made in 2014, 2016, 2017 and 2018. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2014, 2016, 2017 and 2018 would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative International Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 29.47% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.32% (for the quarter ended September 30, 2011).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(16.26)%	(1.48)%	5.01%
Return After Taxes on Distributions	(16.53)%	(1.75)%	4.73%

Return After Taxes on Distributions and Sale of Fund Shares	(9.02)%	(0.97)%	4.20%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(13.79)%	0.53%	6.32%

Morningstar Foreign Large Blend Average[1]	(14.59)%	0.12%	5.84%

[1]

The Morningstar Foreign Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

The Portfolio is managed by Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor. They have managed the Portfolio since December 29, 2014.

20

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

21

Responsible ESG U.S. Equity Portfolio

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.54%

Total Annual Portfolio Operating Expenses	1.09%
Fee Waivers and Expense Reimbursements[1]	0.24%

Net Expenses[2]	0.85%

[1]

Effective as of the date of this Prospectus, Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

[2]	Net expenses have been restated to reflect the fee waivers/expense reimbursements.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$323	$578	$1,307

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. that meet the Portfolio’s environmental, socially responsible and governance (“ESG”) criteria. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell

22

(“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.5 billion to $926.9 billion as of May 11, 2018.

The Advisor uses a screening process to identify, at the time of investment, companies that satisfy its ESG criteria. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain, and governance) are other considerations. The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators. These ESG categories may be changed without shareholder approval.

The Advisor’s screening process uses positive screening to preference companies that demonstrate positive or improving performance on ESG criteria, and negative screening to exclude companies that do not meet minimum ESG performance standards. After identifying companies that meet these criteria, the Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, want exposure to companies that are socially responsible and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Strategy Risk: The application of social, governance and/or environmental standards will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor.

23

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Responsible ESG U.S. Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 7.13% (for the quarter ended September 30, 2018) and the lowest quarterly return was -13.13% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (December 22, 2015)
Return Before Taxes	(6.42)%	10.40%
Return After Taxes on Distributions	(7.46)%	9.84%

Return After Taxes on Distributions and Sale of Fund Shares	(3.00)%	8.11%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78)%	9.13%

Morningstar Large Blend Average[1]	(6.27)%	7.52%

[1]

The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

24

Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception on December 22, 2015.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

25

Women in Leadership U.S. Equity Portfolio

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.56%

Total Annual Portfolio Operating Expenses	1.11%
Fee Waivers and Expense Reimbursements[1]	0.26%

Net Expenses[2]	0.85%

[1]

Effective as of the date of this Prospectus, Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

[2]	Net expenses have been restated to reflect the fee waivers/expense reimbursements.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$327	$586	$1,328

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S that are demonstrating commitment to advancing women through gender diversity on their boards or in management (“Women in Leadership” criteria). The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity

26

index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.5 billion to $926.9 billion as of May 11, 2018.

The Advisor uses a screening process to identify, at the time of investment, companies that satisfy its Women in Leadership criteria. The Advisor’s screening process uses positive screening to preference companies that meet its Women in Leadership criteria by the inclusion of women in significant roles including, but not limited to, a chairwoman, female board members, a female chief executive officer or women in management positions. After identifying companies that meet these criteria, the Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, want exposure to companies that have Women in Leadership roles and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Strategy Risk: Since the Portfolio seeks to make investments consistent with its Women in Leadership criteria, it may choose to sell, or not purchase, investments that are otherwise consistent with its investment objective. The application of Women in Leadership criteria will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor.

27

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Women in Leadership U.S. Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 7.22% (for the quarter ended December 31, 2017) and the lowest quarterly return was -12.82% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (December 22, 2015)
Return Before Taxes	(8.60)%	8.53%
Return After Taxes on Distributions	(9.55)%	7.90%

Return After Taxes on Distributions and Sale of Fund Shares	(4.36)%	6.62%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78)%	9.13%

Morningstar Large Blend Average[1]	(8.53)%	6.73%

[1]

The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

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Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception on December 22, 2015.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

29

Quantitative U.S. Long/Short Equity Portfolio

(Advisor Shares)

Investment Objective

Absolute return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.30%
Short Sale Expenses	1.11%

Total Other Expenses	1.41%

Total Annual Portfolio Operating Expenses	2.61%
Fee Waivers and Expense Reimbursements[1]	0.35%

Net Expenses	2.26%

[1]

Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio’s average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio’s Advisor Shares exceed 1.25% of the average daily net assets of the Portfolio’s Advisor Shares (excluding Acquired Fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$229	$778	$1,354	$2,918

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

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Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $159.2 million to $926.9 billion as of May 11, 2018. In addition, at times, the Portfolio may invest in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”) and in initial public offerings (“IPOs”).

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 75% to 100% of net assets and 40-120 short positions that may range from 50% to 95% of net assets from time to time. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

31

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Long/Short Equity Portfolio (Advisor Shares)

During the periods shown in the bar chart, the highest quarterly return was 6.04% (for the quarter ended March 31, 2012) and the lowest quarterly return was -8.11% (for the quarter ended March 31, 2009).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

32

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(8.65)%	2.22%	3.74%
Return After Taxes on Distributions	(8.65)%	2.22%	3.74%

Return After Taxes on Distributions and Sale of Fund Shares	(5.12)%	1.71%	2.96%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	(5.24)%	7.91%	13.18%

Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)[1]	1.89%	0.64%	0.39%

Blended Index (reflects no deduction for fees, expenses or taxes)[2]	(0.08)%	2.88%	4.27%

Morningstar Long/Short Average[3]	(6.29)%	1.17%	3.32%

[1]	The performance of the Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position.
[2]

The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

[3]

The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception on September 29, 2006. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since 2015.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

33

Quantitative U.S. Total Market Equity Portfolio

Investment Objective

Long-term capital appreciation consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.40%
Short Sale Expenses	0.71%

Total Other Expenses	1.11%

Total Annual Portfolio Operating Expenses	2.31%
Fee Waivers and Expense Reimbursements[1]	0.35%

Net Expenses	1.96%

[1]

Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio’s average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement anytime thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$199	$688	$1,203	$2,619

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. The Advisor considers a company to be tied

34

economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $159.2 million to $926.9 billion as of May 11, 2018. In addition, at times, the Portfolio may invest in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”) and initial public offerings (“IPOs”).

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value (“NAV”) and investment performance, and may result in greater potential investment losses.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

35

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Total Market Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 15.76% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.29% (for the quarter ended September 30, 2011).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

36

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(11.86)%	6.51%	11.86%
Return After Taxes on Distributions	(13.68)%	5.54%	11.32%

Return After Taxes on Distributions and Sale of Fund Shares	(5.62)%	5.07%	9.90%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	(5.24)%	7.91%	13.18%

Morningstar Mid-Cap Value Average[1]	(12.86)%	3.82%	11.54%

[1]

The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception on December 21, 2006. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since 2015.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

37

Strategic Equity Portfolio

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.28%

Total Annual Portfolio Operating Expenses	0.83%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities either directly or through American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”).

Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company’s business model and revenue, earnings and cash flow growth rates.

The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders’ returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the

38

Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, this Portfolio may defer the opportunity to realize gains.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Strategic Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 16.28% (for the quarter ended June 30, 2009) and the lowest quarterly return was -17.02% (for the quarter ended September 30, 2011).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

39

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(6.81)%	8.53%	12.27%
Return After Taxes on Distributions	(7.28)%	6.53%	10.85%

Return After Taxes on Distributions and Sale of Fund Shares	(3.66)%	6.45%	10.01%

Dow Jones Industrial Average Index	(3.48)%	9.70%	13.16%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%

Morningstar Large Blend Average[1]	(6.27)%	6.28%	11.43%

[1]

The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

John R. Kichula, Director of Fundamental Equity Research of the Advisor, and Mark Livingston, CFA, research analyst for the Advisor, have managed the Portfolio since 2015 and 2016, respectively.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

40

Small Cap Equity Portfolio

(Advisor Shares)

Investment Objective

Long-term capital appreciation consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.25% shareholder servicing fees payable to Glenmede Trust)	0.35%

Total Annual Portfolio Operating Expenses	0.90%

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,108

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $159.2 million to $5 billion as of May 11, 2018.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

41

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Small Cap Equity Portfolio (Advisor Shares)

During the periods shown in the bar chart, the highest quarterly return was 24.89% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.10% (for the quarter ended September 30, 2011).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

42

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(15.89)%	2.84%	12.68%
Return After Taxes on Distributions	(19.19)%	1.20%	11.58%

Return After Taxes on Distributions and Sale of Fund Shares	(7.16)%	2.24%	10.62%

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01)%	4.41%	11.97%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	(12.86)%	3.61%	10.40%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	(4.38)%	8.49%	13.12%

Morningstar Small Blend Average[3]	(12.72)%	3.06%	11.35%

[1]	The Russell 2000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap stocks.
[2]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[3]

The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Robert J. Mancuso, CFA, Portfolio Manager, Christopher J. Colarik, Portfolio Manager, and Jordan L. Irving, Portfolio Manager, of the Advisor have managed the Portfolio since 1996, 2001 and 2018, respectively.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

43

Large Cap Value Portfolio

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.36%

Total Annual Portfolio Operating Expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, including dividend-paying common stocks, and preferred stocks, of primarily U.S. large cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. Large cap companies include companies with market capitalizations, at the time of purchase, with in the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.5 billion to $926.9 billion as of May 11, 2018. In addition, at times, the Portfolio may make significant investments in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”).

The Advisor attempts to purchase stocks that it considers to be undervalued based on earnings power and/or asset value. The Advisor uses a quantitative computer model to help identify securities using such variables as price in relation to earnings, cash flow and assets. A stock is sold for a number of reasons, including when the Advisor considers it to be fully valued or likely to experience deterioration in underlying fundamentals. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

44

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Large Cap Value Portfolio

During the periods shown in the bar chart, the highest quarterly return was 21.83% (for the quarter ended September 30, 2009) and the lowest quarterly return was -21.77% (for the quarter ended September 30, 2011).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

45

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(11.29)%	5.68%	11.38%
Return After Taxes on Distributions	(13.91)%	2.66%	9.14%

Return After Taxes on Distributions and Sale of Fund Shares	(4.64)%	4.10%	9.07%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	(8.27)%	5.95%	11.18%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]	(4.38)%	8.49%	13.12%

Morningstar Large Value Average[2]	(8.53)%	5.13%	10.45%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]

The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager

Wade Wescott, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since 2008.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

46

Equity Income Portfolio

Investment Objective

A high level of current income and long-term growth of capital consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)[1]	0.56%

Total Annual Portfolio Operating Expenses	1.11%
Fee Waivers and Expense Reimbursements[1]	0.26%

Net Expenses	0.85%

[1]

Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$327	$586	$1,328

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in income-producing equity securities, such as common and preferred stocks. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. The Portfolio primarily invests in U.S. large cap companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in either the Russell 1000® Index or the S&P 900® Index, and that have a dividend yield above the S&P 500® Index at the time of purchase. Additional consideration is given to the expected future growth rate of such dividends. As of its last rebalancing on May 11, 2018, the market capitalization of the companies in the Russell 1000® Index was between approximately $2.5 billion and $926.9 billion. As of January 31, 2019, the market capitalization of the companies in the S&P 900® Index was between approximately $1 billion and $840.4 billion.

47

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities using such variables as return of capital, dividend growth, payout ratio and earnings trends, and then applies fundamental research to select which securities to buy and sell for this Portfolio.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Dividend Paying Security Risk: Income provided by the Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.

Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart will show how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Equity Income Portfolio

During the period shown in the bar chart, the highest quarterly return was 6.66% (for the quarter ended December 31, 2017) and the lowest quarterly return was -10.17% (for the quarter ended December 31, 2018).

48

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (December 21, 2016)
Return Before Taxes	(5.39)%	5.23%
Return After Taxes on Distributions	(6.40)%	4.49%

Return After Taxes on Distributions and Sale of Fund Shares	(2.44)%	4.02%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	7.23%

Morningstar Large Value Average[1]	(8.53)%	3.00%

[1]

The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager

Wade Wescott, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since its inception on December 21, 2016.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

49

Secured Options Portfolio

(Advisor Shares)

Investment Objective

Long-term capital appreciation and option premiums consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.29%

Total Annual Portfolio Operating Expenses	0.84%

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,037

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on stock index exchange-traded funds (“ETFs”), stock indices and/or individual stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that

50

event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of equity securities with generally similar risk and return characteristics as the S&P 500® Index. The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored American Depositary Receipts (“ADRs”) listed on a U.S. stock exchange. The Portfolio may also buy call and put options on stock index ETFs, stock indices or individual equity securities.

Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of securities held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

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Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of stock indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Secured Options Portfolio (Advisor Shares)

During the periods shown in the bar chart, the highest quarterly return was 13.43% (for the quarter ended December 31, 2011) and the lowest quarterly return was -11.62% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Since Inception (June 30, 2010)
Return Before Taxes	(4.65)%	3.81%	8.16%
Return After Taxes on Distributions	(5.31)%	2.30%	6.29%

Return After Taxes on Distributions and Sale of Fund Shares	(2.44)%	2.61%	6.14%

CBOE S&P 500 Buy-Write Index (reflects no deduction for fees, expenses or taxes)	(4.76)%	5.08%	7.73%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]	(4.38)%	8.49%	13.36%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.

52

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager

Sean Heron, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since its inception on June 30, 2010.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

53

Global Secured Options Portfolio

Investment Objective

Long-term capital appreciation and option premiums consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.56%
Short Sale Expenses	0.06%

Total Other Expenses	0.62%

Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses[1]	1.20%
Fee Waivers and Expense Reimbursements[2]	0.11%

Net Expenses[3]	1.09%

[1]

Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

[2]

Effective as of the date of this Prospectus, Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

[3]	Net expenses have been restated to reflect the fee waivers/expense reimbursements.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$370	$649	$1,445

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 224% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on U.S. or foreign stock index exchange-traded funds (“ETFs”), U.S. or foreign stock indices and/or individual U.S. or foreign stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks in at least three different countries, other than the United States, and will invest at least 40% of its net assets outside of the U.S. The Portfolio is called Global “Secured Options” because the call and put options it writes will be covered by owning the U.S. or foreign security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual U.S. or foreign stocks that replicate the movement of the applicable index, in addition to the other permitted coverage methods.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of U.S. or foreign equity securities of companies based in at least three different countries, other than the United States, with generally similar risk and return characteristics as the MSCI All Country World Index (“MSCI ACWI Index”). The Portfolio may invest in companies with small, medium or large market capitalizations in developed, developing or emerging markets in advancement of its investment objective. The Portfolio intends to invest in foreign securities in the form of American Depositary Receipts (“ADRs”) which are securities issued by a U.S. bank that represent interests in foreign equity securities listed on a U.S. stock exchange. The Portfolio may also buy call and put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices or individual U.S. or foreign stocks.

The Advisor’s selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market and foreign securities risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of securities held by the Portfolio will underperform other types of securities.

55

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of foreign securities indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

56

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. The since inception performance reflects expense reimbursements made in 2012. If such expense reimbursements were not in place, the Portfolio’s performance in 2012 would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Global Secured Options Portfolio

During the periods shown in the bar chart, the highest quarterly return was 6.42% (for the quarter ended September 30, 2013) and the lowest quarterly return was -13.32% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Since Inception (September 28, 2012)
Return Before Taxes	(9.18)%	(0.61)%	2.17%
Return After Taxes on Distributions	(30.92)%	(6.17)%	(2.94)%

Return After Taxes on Distributions and Sale of Fund Shares	7.22%	(0.74)%	1.20%

MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	(9.42)%	4.26%	7.23%

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager

Sean Heron, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since its inception on September 28, 2012.

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Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

58

Alternative Risk Premia Portfolio

Investment Objective

Absolute return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)[1]	3.08%

Total Annual Portfolio Operating Expenses	3.63%
Fee Waivers and Expense Reimbursements[2]	2.63%

Net Expenses	1.00%

[1]	Other Expenses are based on estimated amounts for the current fiscal year of the Portfolio.
[2]

Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, short sale dividend expense, brokerage commissions, prime broker interest expense, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$867

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade its securities to achieve its principal investment strategies. The Portfolio’s portfolio turnover rate has been omitted because the Portfolio did not commence operations prior to the end of the most recent fiscal year.

Principal Investment Strategies

Under normal market circumstances, the Portfolio seeks to provide exposure to a number of different alternative investment strategies (“Alternative Risk Premia”) using both long and short positions and derivatives-based positions across multiple asset classes including, but not limited to, equities, options on U.S. and/or foreign securities, indices and fixed income securities issued or guaranteed by the U.S. Treasury (“U.S. Treasury Securities”) and commodities. The Portfolio may obtain exposure to such asset classes directly or indirectly by investing in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).

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Alternative Risk Premia are designed to harvest well researched market anomalies and provide exposure to the following different investment styles: “Value,” “Momentum,” “Carry,” “Size,” “Defensive,” “Structural” and “Volatility.” Value styles seek to capture the relative value difference between cheap and expensive assets. Momentum styles seek to capture the tendency for recent price movements of an asset to continue. Carry styles seek to capture the tendency for higher yielding assets to outperform low yielding assets. Size styles seek to capture the tendency for smaller, more nimble companies to outperform larger companies. Defensive styles seek to capture higher risk-adjusted returns by owning lower risk and higher quality assets. Structural styles seek to profit from structural advantages only available to certain investors, such as owning certain types of securities that are not available to some investors as a result of investment mandates. Volatility styles seek to harvest the volatility risk premium embedded in written options as compensation for investors seeking a form of financial insurance. Each of the underlying strategies are designed to exhibit low correlation to one another, while also exhibiting low correlation to traditional equities and fixed income securities over a full market cycle. The Advisor believes that low correlation enhances diversification benefits by reducing long-term overall portfolio risk while retaining the potential for long-term portfolio returns.

The Portfolio’s exposures to the investment styles and asset classes will vary based on the Advisor’s ongoing evaluation of investment opportunities and market conditions. The Portfolio expects to maintain exposure to all seven investment styles, in varying allocations; however, not all styles will be represented within each asset class.

Using quantitative analysis, the Portfolio invests in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies, and commodities either directly or with derivatives. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $159.2 million to $926.9 billion as of May 11, 2018. The Portfolio will initially obtain exposure to commodities by investing in ETFs and ETNs that seek to track the performance of commodity futures indices. The Portfolio may also invest directly in such futures or indirectly by forming and investing in a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) to invest in those instruments. The Portfolio may allocate up to 25% of its assets in the Subsidiary, which will have the same investment objective as the Portfolio, and will be intended to provide the Portfolio with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Portfolio, which limit the amount of income the Portfolio may receive from certain sources. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Portfolio.

The Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies (“options strategies”) on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks held by the Portfolio. The Portfolio will also implement options strategies on ETFs that seek to track the performance of long-term U.S. Treasury Securities indices. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. The call and put options the Portfolio writes will be covered by owning the U.S. or foreign security, U.S. Treasury Securities ETFs, or other ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. To the extent the Portfolio’s assets are subject to covered calls on an index, the Portfolio may hold ETFs instead of individual stocks that replicate the movement of the applicable index, in addition to other permitted coverage methods. A portion of the Portfolio’s assets may consist of cash or cash equivalents, including, but not limited to, U.S. Treasury bills. The Portfolio may invest in companies with small, medium or large market capitalizations in developed, developing or emerging markets in advancement of its investment objective. The Portfolio intends to invest in foreign securities in the form of American Depositary Receipts (“ADRs”) which are securities issued by a U.S. bank that represent interests in foreign equity securities listed on a U.S. stock exchange. The Portfolio may also buy call and put options on U.S. or foreign stock index ETFs, U.S. Treasury Securities ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks. The Portfolio may buy puts in anticipation of a decline in the market value of the underlying instrument, as a substitute for selling a security short.

The investment techniques employed by the Portfolio create leverage. As a result, the sum of the Portfolio’s investment exposures will typically exceed the amount of the Portfolio’s net assets. These exposures may vary over time. The

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Advisor expects gross notional exposure of the Portfolio to be in a range of 300% to 400% of the net asset value (“NAV”) of the Portfolio under normal market conditions; leverage may be significantly different (higher or lower) as deemed necessary by the Advisor.

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities or takes long positions in securities that the models identify as undervalued and more likely to appreciate, and sells securities or takes short positions in securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolios. The frequency and size of short sales will vary substantially in different periods as market opportunities change. The Portfolio and Subsidiary may actively trade their securities to achieve their principal investment strategies.

The Advisor will attempt to minimize the impact of Federal and state income taxes on shareholders’ returns by, for example, selling depreciated investments to offset capital gains.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market and foreign securities risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of securities held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets

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cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Commodities Risk: Exposure to commodities may subject the Portfolio to greater volatility than investments in traditional securities. Commodities may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolio’s investments to greater volatility than investments in traditional securities.

Investment Style Risk: Since the Portfolio seeks to provide exposure to Alternative Risk Premia, it may be exposed to additional risks associated with those specific investment styles. Investing in or having exposure to investments with positive Momentum style entails investing in assets that have had above-average recent returns. These investments may be more volatile than a broad cross-section of investments. Investing in or having exposure to Value securities presents the risk that, although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. Investments based on the Carry style are subject to the risk that changes in interest rates, exchange rates, equity yields or their term will affect their value. The Portfolio may have investments that are volatile and appreciate or decrease significantly in value over short periods of time. This Volatility style may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time. Size style investing in smaller companies also enhances volatility and smaller and newer issuers can be more speculative, trade less frequently and in more limited volume than larger issuers. Investing in the Defensive style at the wrong time may have an adverse impact on the Portfolio’s performance. Investing in or having exposure to Structural style securities presents the risk that, although the Portfolio seeks to benefit from structural advantages only available to certain investors, investment mandates and market structures may change over time, which could lead to a decrease in the value of these investments.

Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of various indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

Exchange-Traded Note Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

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Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Subsidiary Risk: To the extent the Portfolio invests in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives held by the Subsidiary will be generally similar to those that are permitted to be held by the Portfolio and will be subject to the same risks that apply to similar investments if held directly by the Portfolio. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, will not be subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as it is intended and could adversely affect the Portfolio.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Tax Risk: In order to qualify as a regulated investment company (“RIC”), the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service (“IRS”) published a ruling that income realized from certain derivatives with respect to a commodities index would not be qualifying income. The Portfolio’s investment in the Subsidiary will be expected to provide the Portfolio with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the Portfolio’s investment in the Subsidiary, once formed, and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Portfolio remaining qualified as a RIC for U.S. Federal income tax purposes. In addition, pursuant to recent guidance issued by the Treasury and the IRS, the Subsidiary’s commodity related income for a taxable year will only be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Portfolio for such taxable year. If the Portfolio were to fail to qualify as a RIC and became subject to Federal income tax, shareholders of the Portfolio would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (the “SAI”) and could adversely affect the Portfolio. For example, the Cayman Islands would not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary, once formed, must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

Performance Information

The Portfolio commenced operations on December 19, 2018. Performance history and average total returns will be provided after the Portfolio has been in operation for one calendar year and will provide some indication of the risks of investing in the Portfolio by comparing the Portfolio’s performance to a broad measure of market performance.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Sean Heron, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception on December 19, 2018.

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Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENTS

Objective, Principal Strategies and Risks

To help you decide which Portfolio is appropriate for you, this section looks more closely at the Portfolios’ investment objectives, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Portfolio.

Each Portfolio’s investment objectives and strategies may be changed by the Board without shareholder approval.

Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. Government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that a Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on that Portfolio’s performance.

Quantitative U.S. Large Cap Core Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index.

The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Quantitative U.S. Large Cap Growth Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index.

The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares

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of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Quantitative U.S. Large Cap Value Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of large cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Value Index.

Quantitative U.S. Small Cap Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of small cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index.

Quantitative International Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in ADRs, which are depository receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued for a foreign company. Under normal market circumstances, the Portfolio will invest in ADRs in companies based in at least three countries other than the United States.

Responsible ESG U.S. Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. that meet the Portfolio’s ESG criteria. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell.

The research vendor currently providing the ESG performance evaluation is MSCI, Inc. (“MSCI”).

Women in Leadership U.S. Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net

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assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. that satisfy the Advisor’s Women in Leadership criteria. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell.

The Women in Leadership performance evaluation data is currently provided by MSCI and Bloomberg.

Quantitative U.S. Long/Short Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide absolute return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Board. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. The Portfolio invests in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index.

There may be times when the Portfolio holds a significant portion of its assets in cash or cash equivalents as a temporary defensive measure, although the Portfolio generally intends to have all its assets invested (either long or short) in equities at all times.

The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Quantitative U.S. Total Market Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide long-term capital appreciation consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Board. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. The Portfolio invests in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index.

The Portfolio intends, under normal circumstances, to have up to 10% of its assets in cash or cash equivalents.

Strategic Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of Portfolio’s net assets (including borrowings for investment purposes) in equity securities such as common and preferred stock and securities convertible into such stock of U.S. companies. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Securities purchased by the Portfolio will be primarily those traded on the various stock exchanges and NASDAQ.

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Although the Portfolio is not a tax-exempt fund, it will use several methods to reduce the impact of Federal and state income taxes on shareholders’ returns. For example, the Portfolio:

•	attempts to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields;

•

attempts to hold taxes on realized capital gains to a minimum by investing primarily in the securities of companies with above average earnings predictability and stability which the Portfolio expects to hold for several years;

•	attempts to avoid realizing short-term capital gains; and

•	sells depreciated securities to offset realized capital gains, when consistent with its overall investment approach, thus reducing capital gains distributions.

However, when deciding whether to sell a security, investment considerations will take precedence over tax considerations.

Small Cap Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide long-term capital appreciation consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index.

Equity securities purchased by the Portfolio will be primarily traded on the various stock exchanges and NASDAQ, although the Portfolio may purchase unlisted securities and penny stocks. The securities held by the Portfolio may represent many different types of companies and industries.

The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares of the Portfolio charges a 0.25% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio charges a 0.05% fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Large Cap Value Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks and preferred stocks, of U.S. large cap companies that the Advisor believes are undervalued. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index.

Equity Income Portfolio

The Advisor attempts to achieve the Portfolio’s objective by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in income-producing equity securities, such as common and preferred stocks. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Portfolio primarily invests in U.S. large cap companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in either the Russell 1000® Index or the S&P 900® Index, and that have a dividend yield above the S&P 500® Index at the time of purchase. Additional consideration is given to the expected future growth rate of such dividends. The Portfolio seeks to invest in

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companies with yields higher than the yield of the S&P 500® Index in an attempt to provide a high level of current income relative to other mutual funds that invest in equity securities.

Secured Options Portfolio

The Advisor attempts to achieve the Portfolio’s objective of long-term capital appreciation and option premiums consistent with reasonable risk to principal by using option writing strategies in an effort to obtain option premiums and reduce risk. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few, if any, stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.

The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Global Secured Options Portfolio

The Advisor attempts to achieve the Portfolio’s objective of long-term capital appreciation and option premiums consistent with reasonable risk to principal by using option writing strategies in an effort to obtain option premiums and reduce risk. Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks in at least three different countries, other than the United States, and will invest at least 40% of its net assets outside of the U.S. To the extent that the Portfolio’s assets are only subject to covered calls on a U.S. or foreign stock index, the Portfolio may hold U.S. or foreign stock index ETFs instead of individual U.S. or foreign stocks that replicate the movement of the U.S. or foreign index, in addition to the other permitted coverage methods.

Alternative Risk Premia Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide absolute return consistent with reasonable risk to principal by providing it with exposure to a number of different Alternative Risk Premia using both long and short positions and derivatives-based positions across multiple asset classes including, but not limited to, equities, options on U.S. or foreign securities, indices and U.S. Treasury Securities and commodities. The Portfolio may obtain exposure to such asset classes directly or indirectly by investing in ETFs and ETNs. Alternative Risk Premia are designed to harvest well researched market anomalies and provide exposure to the following different investment styles: “Value,” “Momentum,” “Carry,” “Size,” “Defensive,” “Structural” and “Volatility. Each of the underlying strategies are designed to exhibit low correlation to one another, while also exhibiting low correlation to traditional equities and fixed income securities over a full market cycle. The Advisor believes that low correlation enhances diversification benefits by reducing long-term overall portfolio risk while retaining the potential for long-term portfolio returns. The Portfolio’s exposures to the investment styles and asset classes will vary based on the Advisor’s ongoing evaluation of investment opportunities and market conditions. The Portfolio expects to maintain exposure to all seven investment styles, in varying allocations; however, not all styles are represented within each asset class.

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Using quantitative analysis, the Portfolio invests in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies, and commodities either directly or with derivatives. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. The Portfolio will initially obtain exposure to commodities by investing in ETFs and ETNs that seek to track the performance of commodity futures indices. The Portfolio may also invest directly in such futures and indirectly by forming and investing in a wholly-owned Cayman Islands Subsidiary to invest in those instruments. The Portfolio may allocate up to 25% of its assets in the Subsidiary, which will have the same investment objective as the Portfolio, and will be intended to provide the Portfolio with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Code that apply to the Portfolio, which limit the amount of income the Portfolio may receive from certain sources. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Portfolio. The Portfolio will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary, once the Subsidiary has been formed. Once formed, the Subsidiary will comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Portfolio, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code. The Portfolio will be the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Portfolio will also use option writing strategies in an effort to obtain option premiums and reduce risk. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks. The Portfolio will also implement options strategies on ETFs that seek to track the performance of long-term U.S. Treasury Securities indices. The Portfolio may also buy call and put options on U.S. or foreign stock index ETFs, U.S. Treasury Securities ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks. The Portfolio may also purchase put options in anticipation of a decline in the market value of the underlying instrument or purchase call options in anticipation of a market value increase.

Although the Alternative Risk Premia Portfolio is not a tax-exempt fund, it will use several methods to attempt to reduce the impact of Federal and state income taxes on shareholders’ returns. For example, the Portfolio:

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attempts to hold taxes on realized capital gains to a minimum by investing primarily in the securities of companies with above average earnings predictability and stability which the Portfolio expects to hold for several years;

•	attempts to avoid realizing short-term capital gains; and

•	sells depreciated securities to offset realized capital gains, when consistent with its overall investment approach, thus reducing capital gains distributions.

However, when deciding whether to sell a security, investment considerations will take precedence over tax considerations.

Foreign Securities

The Equity Income, Global Secured Options, Quantitative International Equity, Quantitative U.S. Large Cap Core Equity, Large Cap Value, Quantitative U.S. Long/Short Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Strategic Equity, Quantitative U.S. Total Market Equity, Secured Options, Women in Leadership U.S. Equity and Alternative Risk Premia Portfolios may invest in ADRs, which involve risks similar to those accompanying direct investment in foreign securities. The Global Secured Options Portfolio and Alternative Risk Premia Portfolio may purchase securities in any foreign country, developed or underdeveloped. There are substantial risks involved in investing in foreign securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on a Portfolio’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Portfolio’s shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in a Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.

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Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent a Portfolio from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose a Portfolio to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.

Investing in foreign securities includes the risk of possible losses through the holding of securities in domestic and foreign custodian banks and depositories. Additionally, many countries are dependent on a healthy U.S. economy, and are adversely affected when the U.S. economy weakens or its markets decline. In addition, the risks of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries.

Emerging Market Investments

The Global Secured Options Portfolio and the Alternative Risk Premia Portfolio may also purchase securities in developing or emerging markets. The risks of investing in foreign securities are often heightened for investments by a Portfolio in developing or emerging markets. Developing countries may also impose restrictions on a Portfolio’s ability to repatriate investment income or capital. Even without such restrictions, the mechanics of repatriation may affect certain aspects of the operations of a Portfolio. Some of the currencies in emerging markets have been devalued relative to the U.S. dollar. In many cases these devaluations have been significant. Certain developing countries impose constraints on currency exchange. Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which in turn, could affect the value of each Portfolio’s investments. While in many other emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Each Portfolio may invest in foreign securities markets which are smaller, less liquid, and subject to greater price volatility than those in the United States.

Investments in Other Investment Companies

To the extent permitted by the 1940 Act, the Global Secured Options Portfolio, the Secured Options Portfolio and the Alternative Risk Premia Portfolio may invest in shares of other registered investment companies, including ETFs. If a Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF invests in or is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, ETFs and closed-end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.

Commodities

The Alternative Risk Premia Portfolio will obtain exposure to commodities by investing in ETFs and ETNs that seek to track the performance of commodities futures indices. Exposure to commodities may subject the Portfolio to greater volatility than investments in traditional securities. Commodities may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolio’s investments to greater volatility than investments in traditional securities. The risks of owning an ETF or ETN generally reflect the risks of owning the

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underlying securities or commodities they are designed to track, although a lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities or commodities.

Options

The Global Secured Options Portfolio, the Secured Options Portfolio and the Alternative Risk Premia Portfolio may write and buy call and put options. The writing of options is intended to earn cash through the receipt of option premiums. As the seller of the call option, a Portfolio receives cash (the “premium”) from the purchaser. Depending on the type of call option, the purchaser of a call option has the right to any appreciation in the value over a fixed price (the “exercise price”) of a security or index either on certain date in the future (the “expiration date”) or at any time prior to the expiration date. If the purchaser does not exercise the option, the Portfolio retains the premium. If the purchaser exercises the option, the Portfolio pays the purchaser the difference between the value of the security or the index and the exercise price of the option or, in the case of options on securities, closes the option by delivering the underlying security versus the payment of the exercise price. The premium, the exercise price and the value of the security or index determine the gain or loss realized by the Portfolio. The Portfolio can also repurchase the call option prior to the expiration date, ending its obligation, and the cost of entering into closing purchase transactions will determine the gain or loss realized by the Portfolio. Each Portfolio may also buy call options. The value of a call option generally increases as the price of the underlying stock or index increases and decreases as the price of the underlying stock or index decreases.

The Global Secured Options Portfolio, the Secured Options Portfolio and the Alternative Risk Premia Portfolio will also write cash-secured put options in an attempt to complement the covered call strategy. A put option gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified price at any time during the term of the option. To the extent a Portfolio sells cash-secured put options it will be required to hold a significant portion of its assets in cash or cash equivalents, such as U.S. Treasury Securities and repurchase agreements, to cover the put option. Each Portfolio may also buy put options. The value of a put option generally increases as the price of the underlying stock decreases and decreases as the price of the underlying stock increases.

Writing covered call options may provide a steady cash flow, although it may also reduce a Portfolio’s ability to profit from increases in the value of its equity portfolio. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired unexercised. Writing cash-secured put options may also provide a steady cash flow, although it may also require the Portfolio to realize a loss if the put option is exercised. Each Portfolio may also buy put options, which may protect the Portfolio from a significant market decline that may occur over a short period of time. Each Portfolio may also buy call options, which may result in the purchase of equities below their market value. As the purchaser of either a call or put option, if the option expires unexercised, a Portfolio will lose the premium it paid to purchase the option. There can be no assurance that a liquid market will exist when a Portfolio seeks to enter or close out an open option position. The value of options may be adversely affected if the market for the options becomes less liquid or smaller.

Subsidiary

The Alternative Risk Premia Portfolio may form and make investments through a wholly-owned Subsidiary to be organized under the laws of the Cayman Islands. To the extent the Portfolio invests in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives held by the Subsidiary will be generally similar to those that are permitted to be held by the Portfolio and will be subject to the same risks that apply to similar investments if held directly by the Portfolio. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary will not be registered under the 1940 Act, and, unless otherwise noted in this Prospectus, will not be subject to all the investor protections of the 1940 Act. However, the Portfolio will wholly-own and control the Subsidiary, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Board has oversight responsibility for the investment activities of the Portfolio, and will have oversight responsibility for its investment in the Subsidiary, and the Portfolio’s role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Portfolio. The Subsidiary’s investment adviser will comply with the investment advisory contract requirements of Section 15 of the 1940 Act.

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Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or its Subsidiary to operate as described in this Prospectus and in the SAI and could adversely affect the Portfolio. For example, the Cayman Islands would not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary, once formed, must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

Tax

There is a risk that the IRS could assert that the income derived from the Portfolio’s investment in the Subsidiary, once formed, or in certain commodity-linked structured notes will not be considered qualifying income for purposes of the Portfolio remaining qualified as a RIC for U.S. Federal income tax purposes. In 2016, the Treasury and the IRS issued proposed regulations that provide that the income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of a fund remaining qualified as a RIC for U.S. Federal income tax purposes only to the extent such income is actually distributed by the foreign subsidiary to the RIC each year. In 2006, the IRS had published a ruling that income realized from certain derivatives with respect to a commodities index would not be qualifying income. In a number of private letter rulings issued during 2006-2011, the IRS ruled that the income of such a foreign subsidiary would be qualified income each year even if it is not actually distributed to the RIC each year, but in 2011 the IRS suspended the issuance of such rulings. The new proposed regulations, if adopted as proposed, will apply for taxable years of RICs that begin on or after 90 days after the date of publication of the final regulations. If the proposed regulations are adopted as proposed, the Subsidiary will have to distribute its income each year in order for such income to be treated as qualifying income of the Portfolio. In addition, during 2006-2011, the IRS had also issued private letter rulings to regulated investment companies concluding that income derived from their investment in certain commodity-linked structured notes would constitute qualifying income to a fund. In 2011, the IRS indicated that the granting of these types of private letter rulings was suspended, pending further internal review of the subject. In 2016, the IRS announced that it would not issue any such rulings in the future, and it revoked the previously issued rulings. If the Portfolio were to fail to qualify as a RIC and became subject to Federal income tax, shareholders of the Portfolio would be subject to diminished returns. For more information, see “Additional Information About Taxes.”

Repurchase Agreements

Each Portfolio may enter into collateralized repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Such agreements can be entered into for periods of one day or for a fixed term.

In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

Initial Public Offerings

Each Portfolio may invest in IPOs. An IPO is a company’s first offering of stock to the public.

An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (the risk that a Portfolio may experience difficulty in selling its IPO shares in a timely manner).

When a Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investments in IPOs on the Portfolio’s performance probably will decline,

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which could reduce the Portfolio’s performance. Because of the price volatility of IPO shares, a Portfolio may choose to hold IPO shares for a very short period of time. This may increase the portfolio turnover and may lead to increased expenses to the Portfolio, such as commissions and transaction costs. By selling IPO shares, a Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Portfolio will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Portfolio’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Portfolio Turnover

The Global Secured Options, Quantitative U.S. Long/Short Equity, Quantitative U.S. Total Market Equity, Large Cap Value, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Quantitative International Equity, Secured Options, Women in Leadership U.S. Equity and Alternative Risk Premia Portfolios may engage in active and frequent trading of portfolio securities. High portfolio turnover may involve correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover may also increase share price volatility and result in realization of taxable capital gains to shareholders with taxable accounts, including short-term capital gains, and may adversely impact a Portfolio’s after-tax returns. Trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

Selection of Investments

The Advisor evaluates the rewards and risks presented by all securities purchased by each Portfolio and how they may advance the Portfolio’s investment objective. It is possible that these evaluations will prove to be inaccurate.

In addition, under normal circumstances, the Quantitative U.S. Long/Short Equity, Quantitative U.S. Total Market Equity and Alternative Risk Premia Portfolios’ investment selection process may result in the Advisor taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by the Advisor’s selection process.

Short Sales

The Quantitative U.S. Long/Short Equity, Quantitative U.S. Total Market Equity and Alternative Risk Premia Portfolios each take a long position by purchasing a security outright. When a Portfolio takes a short position, it generally borrows a security and then sells the security at the current market price in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the Portfolio buys the same security in the market and returns it to the lender. A Portfolio makes money when the market price of the borrowed security goes down after the short sale because it will have to pay less to replace the borrowed security than it received when it sold the security short. Conversely, if the price of the security goes up after the sale, a Portfolio will lose money because it will have to pay more to replace the borrowed security than it received when it sold the security short. The Alternative Risk Premia Portfolio may also take a short position by purchasing a put option on the underlying instrument.

The Quantitative U.S. Long/Short Equity, Quantitative U.S. Total Market Equity and Alternative Risk Premia Portfolios’ short selling activities are significantly different from the investment activities of, and involve more risks than, other funds that do not engage in short selling. If a security is sold short and it increases in price, a Portfolio may

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have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The Portfolios will also incur transaction costs in effecting short sales. The amount of gain will be decreased, and the amount of any loss increased, by the amount of the premium, interest, dividends and transaction costs a Portfolio may be required to pay in connection with the short sale. Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the stock plus the transaction costs. By contrast, there is no maximum attainable price of a shorted security. Therefore, the theoretical loss on securities sold short is unlimited. By contrast, the gain on a short sale, before transaction costs, is generally limited to the difference between the price at which the borrowed security is sold and the price paid to purchase the security to return it to the lender. The use of short sales may also result in a Portfolio realizing more short-term capital gains than it would if the Portfolio did not engage in short sales.

In addition, a Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. This would occur, for example, if the lender of the borrowed security requires a Portfolio to return the security on short notice and the Portfolio is unable to borrow the security from another lender, which may require the Portfolio to purchase the borrowed security at an unfavorable price, resulting in a loss.

Depending on the arrangement with the lender, each Portfolio may be required to pledge all or a significant portion of its assets, which may include cash collateral from securities lending activities, to the lender as collateral for the short sales. The proceeds from the short sales may be retained by the lender as collateral or the Portfolio may be permitted to use the cash proceeds to purchase additional securities or for any other purposes. Because cash proceeds are Portfolio assets which are typically used to satisfy a portion of lender’s collateral requirements for the short sale, the reinvestment of these cash proceeds may require a Portfolio to post as collateral additional securities that it owns or other assets. For these and other reasons, a Portfolio might be required to liquidate long and short positions at times that may be disadvantageous to the Portfolio.

Other Types of Investments

In addition to each Portfolio’s principal investment strategies, and the particular types of securities which each Portfolio may select for investment described above, each Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the Statement of Additional Information (“SAI”).

Emerging Markets: The Quantitative International Equity Portfolio may also purchase securities in developing or emerging markets. The risks of emerging market investments are described above under “Emerging Markets Investments.”

Investments in Other Investment Companies: Each Portfolio may also invest in shares of other investment companies, including ETFs. The risks of registered investment company investments are described above under “Investments in Other Investment Companies.”

Other Derivatives: The Quantitative U.S. Long/Short Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio may use other types of derivatives such as swaps, security-based swaps, futures and options on futures, and the Alternative Risk Premia Portfolio may use other types of derivatives such as swaps, futures and forward contracts, to manage risks inherent in its portfolio and to increase its return. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset such as a security or an index. The use of derivative instruments by a Portfolio may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Some of the risks of investing in derivatives include (i) the risk that the other party to the derivative contract may fail to fulfill its obligations; (ii) the risk that the use of derivatives may reduce liquidity and make the Portfolio harder to value, especially in declining markets; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index; and (iv) the risk that the Portfolio may suffer disproportionately heavy losses relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or credit events. A Portfolio may invest in derivative instruments to increase total return and for hedging purposes. Investing to increase total return is considered a speculative practice and presents even greater risk of loss.

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Real Estate Investment Trusts: Each Portfolio may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.

Securities Lending: In order to generate additional income, each Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Board. All or a portion of the cash collateral received by the Quantitative U.S. Long/Short Equity, Quantitative U.S. Total Market Equity and Alternative Risk Premia Portfolios may be used to finance short sales. The value of the securities loaned may not exceed one-third of the value of the total assets of a Portfolio (including the loan collateral). A Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.

Cyber Security Risk: The Portfolios and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolios or their advisers, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. A Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuer of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value.

Portfolio Holdings

The Advisor may publicly disclose information concerning the securities held by each Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (the “SEC”). In addition, the Advisor may post each Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

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PRICE OF PORTFOLIO SHARES

The price of shares issued by each Portfolio is based on its NAV. Each Portfolio’s NAV per share is determined on a per class basis as of the close of regular trading hours of the NYSE, currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Board has approved that the Portfolios may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.

Each Portfolio’s investments generally are valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith using methods determined by the Board. The Advisor and State Street Bank & Trust Company, the Fund’s custodian, regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report is submitted describing any security that has been fair valued and the basis for the fair value determination.

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted price available when assets are valued. Foreign securities may trade on days when shares of a Portfolio are not priced; as a result, the value of such securities may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.

The frequency with which a Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Valuing a Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.

Applicable Federal tax requirements generally limit the degree to which the Alternative Risk Premia Portfolio may invest in the Subsidiary to an amount not exceeding 25% of its total assets. The Subsidiary will price its portfolio investments pursuant to the same pricing and valuation methodologies and procedures employed by the Portfolio. The Subsidiary will offer to redeem all or a portion of its shares at the current net asset value per share every day the Portfolio is open for business. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments.

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ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES

Each Portfolio may appoint one or more intermediaries as its agent to receive purchase and redemption orders of shares of the Portfolios and cause these orders to be transmitted, on an aggregated basis, to the Portfolios’ transfer agent. Orders placed through these intermediaries will be deemed to have been received and accepted by the Portfolio when the intermediary accepts the order. Therefore, the purchase or redemption order will reflect the NAV per share next determined after receipt of the order by the intermediary, if the intermediary successfully transmits the order to the Portfolio’s transfer agent by the next business morning.

Purchase of Shares

Shares of each Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of its clients and clients of its Affiliates (“Clients”) and to certain approved employee benefit plans and institutions, including brokers acting on behalf of their clients (“Institutions”), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Fund’s transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. If you wish to purchase shares in a Portfolio, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

Each Portfolio reserves the right, in its sole discretion, to reject any purchase order, when, in the judgment of management, such rejection is in the best interests of the Portfolio and its shareholders.

Your Institution may charge you for purchasing or selling shares of a Portfolio. There is no transaction charge for shares purchased directly from a Portfolio through Glenmede Trust.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of a Portfolio or to reject purchase orders when, in the judgment of the Advisor, such suspension or rejection is in the best interests of a Portfolio. Subject to the Board’s discretion, the Advisor will monitor each Portfolio’s total assets and may decide to close any of the Portfolios at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Portfolio may adversely affect the implementation of the Portfolio’s investment strategy. Subject to the Board’s discretion, once closed, the Advisor may also choose to reopen a Portfolio to new investments at any time, and may subsequently close such Portfolio again should concerns regarding the Portfolio’s size recur. If a Portfolio closes to new investments, generally that Portfolio would be offered only to certain existing shareholders of the Portfolio and certain other persons, who may be generally subject to cumulative, maximum purchase amounts. The Small Cap Equity Portfolio is currently closed except to certain existing shareholders and certain other persons, as follows:

a.

Fee-based advisory model programs for financial advisors who manage discretionary fee-based wrap accounts that systematically trade in and out of the closed Portfolio based on model portfolio allocations;

b.	Persons who already hold shares of the closed Portfolio directly or through accounts maintained by brokers by arrangement with the Fund;

c.	Existing and future clients of registered investment advisers and planners whose clients already hold shares of the closed Portfolio on transaction fee and non-transaction fee platforms;

d.	Existing and future clients of consultants who already hold shares of the closed Portfolio;

e.	Existing and future clients of the Advisor and Glenmede Trust; and

f.

The closed Portfolio would reserve the right, in its discretion, to accept purchases and exchanges from institutional investors which may include, among others, corporations, endowments, foundations and insurance companies.

The Fund, however, reserves the right to reopen a closed Portfolio to new investments from time to time at its discretion.

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Redemption of Shares

You may redeem shares of each Portfolio at any time, without cost, at the NAV per share next determined after the Fund’s transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

You will typically be paid your redemption proceeds within one business day after the Fund’s transfer agent receives your redemption order in proper form; however, payment of redemption proceeds may take up to seven days. The Fund may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the SEC.

Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities, although the Fund has the right to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities (“in-kind redemptions”). In-kind redemptions may be in the form of pro-rata slices of a Portfolio’s portfolio, individual securities or a representative basket of securities. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash and may incur transaction expenses in converting these securities to cash. These redemption methods are used regularly and may also be used in stressed market conditions.

Conversion from Advisor Shares to Institutional Shares of the Small Cap Equity Portfolio, Secured Options Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio

If your account balance in the Small Cap Equity Portfolio, Secured Options Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio or Quantitative U.S. Long/Short Equity Portfolio is at least $10,000,000, you may contact Glenmede Trust or your Institution to convert your Advisor Shares to Institutional Shares of the same Portfolio. Any such conversion will occur at the respective NAVs of the share classes next calculated after the Fund receives the shareholder’s request in good order. Conversion between share classes of the same Portfolio is a non-taxable event.

If an account no longer meets the minimum balance requirement for Institutional Shares, the Fund may automatically convert the shares in the account to Advisor Shares. A decline in the account balance because of market movement may result in such a conversion. Glenmede Trust will notify you or your Institution in writing before any such conversion occurs.

Frequent Purchases and Redemptions of Portfolio Shares

Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies; harm the performance of a Portfolio; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a Portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.

The Fund does not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Portfolios’ shares, the Fund has established the following procedures designed to discourage market timing of the Portfolios. The Fund will enforce its policies and procedures to discourage market timing of the Portfolios’ shares equitably on all shareholders. There is no guarantee that the Fund will be able to identify individual shareholders who may be market timing the Portfolios or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.

Shares of the Portfolios may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust and the Advisor periodically review trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in their judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust or the Advisor, as applicable. If this information

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shows that an investor’s trading activity suggests market timing, Glenmede Trust or the Advisor, as applicable, will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolios using criteria that may differ from the criteria established by Glenmede Trust and the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust or the Advisor, as applicable, will determine what action to take, including terminating the relationship with the financial intermediary.

DIVIDENDS AND DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders in the form of a quarterly dividend.

The Portfolios normally distribute any realized net capital gains at least once a year.

Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.

ADDITIONAL INFORMATION ABOUT TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.

Distributions

Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Portfolio (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of a Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, you must have owned your Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio’s ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Portfolio’s distributions that qualify for this favorable treatment may be reduced as a result of the Portfolio’s securities lending activities, if any, certain options transactions, if any, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

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Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

It is expected that the Quantitative International Equity Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio will be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Quantitative International Equity Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio may, to the extent eligible, make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.

A portion of distributions paid by a Portfolio to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Portfolio’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

It is contemplated that the Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio will write call and put options, the Secured Options Portfolio, the Global Secured Options Portfolio, the Quantitative U.S. Long/Short Equity Portfolio and the Alternative Risk Premia Portfolio may invest in derivative securities, including swaps, futures, options on futures and forward contracts, and the Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio will engage in short sales. The tax treatment of these sorts of transactions is complex and may (as may a Portfolio’s high turnover rate) result in the recognition by these Portfolios of significant amounts of short-term capital gain and ordinary income. This, in turn, may cause significant portions of the distributions by these Portfolios to shareholders to be taxable at an ordinary income rate. Also, in some cases, these transactions may cause these Portfolios to recognize income or gain without any corresponding receipt of cash, in which case the Portfolios may have to liquidate other positions to enable them to distribute the amount of that income or gain to shareholders so as to avoid incurring corporate-level tax.

Sales and Redemptions

You will generally recognize taxable gain or loss for Federal income tax purposes on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them.

Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Portfolios (or relevant broker or financial advisor) are required to compute and report to the IRS and furnish to Portfolio shareholders cost basis information when such shares are sold. The Portfolios have elected to use the average cost method, unless you instruct the Portfolios to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Portfolios and make any

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additional basis, holding period or other adjustments that are required when reporting these amounts on your Federal and state income tax returns. Portfolio shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.

Backup Withholding

Each Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of RICs such as the Portfolios, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Portfolios’ net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Portfolios’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolios.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Portfolios, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Portfolios.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Portfolio is effectively connected with that trade or business, then the foreign investor’s income from the Portfolio will generally be subject to U.S. Federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Portfolios will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.

State and Local Taxes

You may also be subject to state and local taxes on distributions, sales and redemptions. State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest on U.S. Government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Tax Risks of Investment in Subsidiary

The investment of up to 25% of the Alternative Risk Premia Portfolio’s assets in a foreign subsidiary such as the Subsidiary is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC. Section 851(b) of the Code provides that income earned by a controlled foreign corporation (a “CFC”), such as the Subsidiary, will be treated as qualifying income for a RIC provided that the CFC distributes those earnings out to the RIC each year. In 2006, the

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IRS published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. During the period 2006-2011, however, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as the Subsidiary will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, the IRS suspended the issuance of such private letter rulings pending further review of the subject. In 2016, after completion of that review, the IRS issued proposed regulations that will provide that the income from a foreign subsidiary is qualifying income for RIC purposes only to the extent the income is actually distributed by the foreign subsidiary to the RIC each year — consistent with what is provided in the Code. Accordingly, the Alternative Risk Premia Portfolio intends to cause the Subsidiary, once formed, to make such distributions to the Portfolio each year, so that the income of the Subsidiary will be qualifying income for the Portfolio.

If, however, the IRS were to determine that income derived from the Alternative Risk Premia Portfolio’s investment in the Subsidiary (or from certain commodity-linked notes) does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, the Alternative Risk Premia Portfolio might cease to qualify as a RIC and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as the Subsidiary, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for Federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, and if that position were to be sustained by the courts, the Alternative Risk Premia Portfolio may be unable to meet the 90% qualifying income test and therefore may not qualify as a RIC. In that event, the Alternative Risk Premia Portfolio’s taxable income would be subject to tax at the fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a RIC, the Alternative Risk Premia Portfolio may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Taxation of the Subsidiary

There is, at present, no direct taxation in the Cayman Islands and interest, dividends and gains payable to the Subsidiary will be received free of all Cayman Islands taxes. The Subsidiary will be registered as an “exempted company” pursuant to the Companies Law (as amended). Once formed, the Subsidiary will apply for, and expects to receive, an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Subsidiary, or to the shareholders thereof, in respect of any such property or income.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolios. The Advisor, a limited partnership, is wholly-owned by Glenmede Trust. As of December 31, 2018, the Advisor had over $14.6 billion in assets under management.

Under Investment Advisory Agreements with the Fund, the Advisor, subject to the control and supervision of the Board and in conformance with the stated investment objective and policies of each Portfolio, manages the investment and reinvestment of the assets of each Portfolio. It is the responsibility of the Advisor to make investment decisions for each Portfolio and to place each Portfolio’s purchase and sale orders.

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For the fiscal year ended October 31, 2018, the Portfolios paid management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the following annual percentage rates of the Portfolio’s average daily net assets, as shown in the following table.

Portfolio	Percentage of Average Daily Net Assets *
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor Shares	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor Shares	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55	%*
Quantitative U.S. Small Cap Equity Portfolio	0.55	%*
Quantitative International Equity Portfolio	0.75	%**
Responsible ESG U.S. Equity Portfolio	0.55	%*
Women in Leadership U.S. Equity Portfolio	0.55	%*
Quantitative U.S. Long/Short Equity Portfolio — Advisor Shares	1.20	%***
Quantitative U.S. Total Market Equity Portfolio	1.20	%***
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio — Advisor Shares	0.55%
Large Cap Value Portfolio	0.55%
Equity Income Portfolio	0.55	%*
Secured Options Portfolio — Advisor Shares	0.55%
Global Secured Options Portfolio	0.55	%**
Alternative Risk Premia Portfolio	0.55	%****

*

The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Quantitative U.S. Large Cap Value Equity Portfolio’s, Quantitative U.S. Small Cap Equity Portfolio’s, Responsible ESG U.S. Equity Portfolio’s, Women in Leadership U.S. Equity Portfolio’s and Equity Income Portfolio’s annual total operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

**

The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Quantitative International Equity Portfolio’s and Global Secured Options Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

***

The Advisor has contractually agreed to waive a portion of its 1.20% management fees so that after giving effect to such contractual waiver, the management fees for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios are each 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse these Portfolios to the extent that total annual operating expenses of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Shares and the Quantitative U.S. Total Market Equity Portfolio exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Shares and the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

***

The Alternative Risk Premia Portfolio had not commenced operations as of October 31, 2018. The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Alternative Risk Premia Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, short sale dividend expense, brokerage commissions, prime broker interest expense, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date. In addition, the Advisor will also serve as the investment advisor to the Subsidiary, pursuant to a separate investment advisory agreement with this entity. The Advisor will not receive additional compensation for its management of the Subsidiary.

A discussion regarding the Board’s basis for approving or renewing the Investment Advisory Agreements for all Portfolios except for the Alternative Risk Premia Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2018. A discussion regarding the Board’s basis for approving the Investment Advisory Agreement for the Alternative Risk Premia Portfolio will be available in the Fund’s semi-annual report to shareholders for the semi-annual period ended April 30, 2019.

84

Shareholders in the Portfolios who are clients of Glenmede Trust, or its Affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular Client (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its Affiliates currently intend to exclude the portion of their Clients’ assets invested in the Portfolios when calculating Client Fees. Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.

The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolios, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolios and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, is primarily responsible for the management of the Quantitative International Equity, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Long/Short Equity, Quantitative U.S. Small Cap Equity, Quantitative U.S. Total Market Equity, Responsible ESG U.S. Equity and Women in Leadership U.S. Equity Portfolios. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp. Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department. Alexander R. Atanasiu, CFA, has been a Portfolio Manager of the Advisor since 2015. Mr. Atanasiu has been employed by the Advisor as a quantitative research analyst since 2005. Messrs. de Vassal and Sullivan have managed the Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Long/Short Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Quantitative U.S. Total Market Equity and Women in Leadership U.S. Equity Portfolios since each Portfolio’s commencement of operations on February 27, 2004, February 27, 2004, September 29, 2006, November 13, 2017, November 13, 2017, December, 22, 2015, December 21, 2006 and December 22, 2015, respectively, and the Quantitative International Equity Portfolio since December 29, 2014. Mr. Atanasiu has managed the Quantitative U.S. Large Cap Core Equity Portfolio and Quantitative U.S. Large Cap Growth Equity Portfolio since February 28, 2018, the Quantitative International Equity Portfolio since December 29, 2014, the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio since 2015, the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio since each Portfolio’s commencement of operations on November 13, 2017, and the Responsible ESG U.S. Equity and Women in Leadership U.S. Equity Portfolios since each Portfolio’s commencement of operations on December 22, 2015.

John R. Kichula, Director of Fundamental Equity Research of the Advisor and Mark Livingston, a research analyst for the Advisor are primarily responsible for the management of the Strategic Equity Portfolio. Mr. Kichula has managed the Portfolio since 2015. Mr. Kichula joined the Glenmede Trust in 2002 where he worked as a research analyst. Mr. Livingston conducts equity research primarily focusing on companies in the consumer discretionary and industrial sectors. Mr. Livingston has managed the Portfolio since 2016. Prior to joining the Advisor in 2010, Mr. Livingston was an Associate Director of Equity Research at UBS, focusing on the gaming and leisure industries. Prior to UBS, Mr. Livingston was an Associate in Equity Research at Lehman Brothers in New York City, covering the machinery industry.

Robert J. Mancuso, CFA, Portfolio Manager of the Advisor, manages the Small Cap Equity Portfolio along with Christopher J. Colarik and Jordan L. Irving. Mr. Mancuso has been responsible for the management of the Small Cap Equity Portfolio since February 27, 1996. Mr. Mancuso has been employed by the Advisor and its predecessors as a portfolio manager since November 1992. Mr. Colarik has been responsible for the management of the Small Cap Equity Portfolio since 2001. Mr. Colarik has been employed by the Advisor and its predecessors as a portfolio manager since 2001. Mr. Irving has been responsible for the management of the Small Cap Equity Portfolio since February 28, 2018. Mr. Irving has been employed by the Advisor as a portfolio manager since 2017. Prior to joining the Advisor, Mr. Irving served as a founding partner and portfolio manager at Irving Magee Investment Management LLC, and prior to that served as a senior portfolio manager for both large and small capitalization value equity strategies at Macquaire Investment Management.

85

Wade Wescott, CFA, Portfolio Manager of the Advisor, is primarily responsible for the management of the Large Cap Value and Equity Income Portfolios. Mr. Wescott has been responsible for the management of the Large Cap Value and Equity Income Portfolios since March 12, 2008 and December 21, 2016, respectively. He has been employed by the Advisor and its predecessors as a portfolio manager and research analyst since April, 2006. Prior to joining the Advisor and Glenmede Trust, Mr. Wescott served as a research analyst at Delaware Investments from April 2005 to April 2006, and as a senior research analyst at Gartmore Global Investments from July 2002 to April 2005.

Sean Heron, CFA, Portfolio Manager of the Advisor, is primarily responsible for the management of the Secured Options Portfolio and the Global Secured Options Portfolio. Mr. Heron has been responsible for the management of the Secured Options Portfolio since it commenced operations on June 30, 2010 and the Global Secured Options Portfolio since it commenced operations on September 28, 2012. He has been employed by the Advisor since June 2010. Since 2006, Mr. Heron has served as Vice President to Glenmede Trust. Prior to that time, Mr. Heron was employed by McGowan Investors LP (2004-2006) and Goldman Sachs & Co. (1999-2003) as a Senior Derivatives Trader. Mr. Heron and Mr. Atanasiu are primarily responsible for the management of the Alternative Risk Premia Portfolio. Messrs. Heron and Atanasiu have been responsible for the management of the Alternative Risk Premia Portfolio since it commenced operations on December 19, 2018.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Fund Portfolios they manage.

Advisor Prior Performance Information for the Quantitative U.S. Large Cap Value Equity

The portfolio managers for the Quantitative U.S. Large Cap Value Equity Portfolio are employees of the Advisor (Glenmede Investment Management LP, as defined above). The table below sets forth the average annual returns of all separate accounts (referred to in the aggregate as the “Quantitative U.S. Large Cap Value Equity Composite”) managed by the portfolio managers on behalf of the Advisor that have investment objectives, policies and strategies the Advisor believes are substantially similar to the Quantitative U.S. Large Cap Value Equity Portfolio, and have been managed in substantially the same way that the Quantitative U.S. Large Cap Value Equity Portfolio is managed by the Advisor. The Quantitative U.S. Large Cap Value Equity Composite is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the 1940 Act and the Code that the Portfolio is subject to, which had they applied, might have adversely affected its performance. In addition, securities held by the Portfolio will not be identical to the securities held by the Quantitative U.S. Large Cap Value Equity Composite, but the Advisor believes differences do not alter the conclusion that the Portfolio and the Quantitative U.S. Large Cap Value Equity Composite are substantially similar.

The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts and does not represent the performance of the Portfolio. Investors should not consider this performance data as a substitute for the performance of the Portfolio, nor should investors consider this data as an indication of future performance of the Portfolio, or of the Advisor. The returns are not intended to predict or suggest the returns that might be experienced by the Portfolio or an individual investing in the Portfolio.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Portfolio, which are listed in the Fees and Expenses Table, were deducted during such periods. The Advisor has informed the Fund that the Quantitative U.S. Large Cap Value Equity Composite performance was calculated using Global Investment Performance Standards (“GIPSTM”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

86

Quantitative U.S. Large Cap Value Equity Composite

Annual Total Returns for the periods ended December 31, 2018

	1 Year	Since April 30, 2015[1]

Quantitative U.S. Large Cap Value Equity Composite	(13.98)%	3.75%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[2]	(8.27)%	4.47%

[1]

The Quantitative U.S. Large Cap Value Equity Composite was created on April 30, 2015. It has been managed by the current portfolio managers since its inception. As of December 31, 2018, there were two accounts in the Quantitative U.S. Large Cap Value Equity Composite. Composite performance calculations are time-weighted to account for periodic contributions and withdrawals. Composite returns consist of size-weighted portfolio returns using beginning of period values to weight portfolio returns.

[2]

The Russell 1000® Value Index is a market value weighted index which measures the performance of those 1,000 largest companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Value Index is unmanaged, and investors cannot invest directly in the Index.

Advisor Prior Performance Information for the Equity Income Portfolio

The portfolio manager for the Equity Income Portfolio is an employee of the Advisor (Glenmede Investment Management LP, as defined above). The table below sets forth the average annual returns of all separate accounts (referred to in the aggregate as the “Equity Income Composite”) managed by the portfolio manager on behalf of the Advisor that have investment objectives, policies and strategies the Advisor believes are substantially similar to the Equity Income Portfolio, and have been managed in substantially the same way that the Equity Income Portfolio is managed by the Advisor. The Equity Income Composite is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the 1940 Act and the Code that the Portfolio is subject to, which had they applied, might have adversely affected its performance. In addition, securities held by the Portfolio will not be identical to the securities held by the Equity Income Composite, but the Advisor believes differences do not alter the conclusion that the Portfolio and the Equity Income Composite are substantially similar.

The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts and does not represent the performance of the Portfolio. Investors should not consider this performance data as a substitute for the performance of the Portfolio, nor should investors consider this data as an indication of future performance of the Portfolio, or of the Advisor. The returns are not intended to predict or suggest the returns that might be experienced by the Portfolio or an individual investing in the Portfolio.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Portfolio, which are listed in the Fees and Expenses Table, were deducted during such periods. The Advisor has informed the Fund that the Equity Income Composite performance was calculated using GIPSTM. This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

Equity Income Composite

Annual Total Returns for the periods ended December 31, 2018

	1 Year	5 Years	10 Years[1]

Equity Income Composite	(5.32)%	7.57%	12.12%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	(4.38)%	8.50%	13.12%

[1]

The Equity Income Composite was created on December 31, 2004. It has been managed by Mr. Wescott since March 12, 2008. As of December 31, 2018, there were 477 accounts in the Equity Income Composite. Composite performance calculations are time-weighted to account for periodic contributions and withdrawals. Composite returns consist of asset-weighted portfolio returns using beginning of period values to weight portfolio returns.

[2]

The S&P 500® Index is a market capitalization weighted index comprised of 500 widely held common stocks listed on the NYSE and NASDAQ. The Index is unmanaged, and investors cannot invest directly in the Index.

87

GENERAL INFORMATION

If you have any questions regarding the Portfolios, contact the Fund at the address or telephone number stated on the back cover page.

88

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past 5 years or since inception for those Portfolios that have been operational for shorter periods of time. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Annual Report, which is available upon request. Financial highlights for the Alternative Risk Premia Portfolio are not presented as this Portfolio had not commenced operations as of October 31, 2018.

Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares

(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2018[1]	2017	2016[1]	2015	2014

Net asset value, beginning of year	$28.08	$22.36	$22.34	$21.76	$18.57

Income from investment operations:
Net investment income	0.29	0.23	0.25	0.22	0.18
Net realized and unrealized gain on investments	0.95	5.72	0.25	1.23	3.54

Total from investment operations	1.24	5.95	0.50	1.45	3.72

Distributions to shareholders from:
Net investment income	(0.28)	(0.23)	(0.25)	(0.22)	(0.19)
Net realized capital gains	(1.16)	—	(0.23)	(0.65)	(0.34)

Total distributions	(1.44)	(0.23)	(0.48)	(0.87)	(0.53)

Net asset value, end of year	$27.88	$28.08	$22.36	$22.34	$21.76

Total return	4.42%	26.74%	2.34%	6.83%	20.46%

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$2,075,264	$2,124,803	$1,691,802	$1,643,278	$724,089
Ratio of operating expenses to average net assets	0.85%	0.86%	0.88%	0.87%	0.87%
Ratio of net investment income to average net assets	1.02%	0.94%	1.14%	1.05%	1.00%
Portfolio turnover rate[2]	71%	62%	111%	122%	73%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

89

Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares

(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2018	2017	2016[1]	2015	2014

Net asset value, beginning of year	$31.54	$24.76	$24.70	$23.05	$19.65

Income from investment operations:
Net investment income	0.16	0.16	0.16	0.13	0.14
Net realized and unrealized gain on investments	1.58	6.77	0.05 [2]	2.26	4.26

Total from investment operations	1.74	6.93	0.21	2.39	4.40

Distributions to shareholders from:
Net investment income	(0.17)	(0.15)	(0.15)	(0.13)	(0.14)
Net realized capital gains	(0.59)	—	—	(0.61)	(0.86)

Total distributions	(0.76)	(0.15)	(0.15)	(0.74)	(1.00)

Net asset value, end of year	$32.52	$31.54	$24.76	$24.70	$23.05

Total return	5.53%	28.05%	0.87%	10.60%	23.36%

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$2,660,858	$3,076,616	$2,988,342	$1,959,171	$630,362
Ratio of operating expenses to average net assets	0.85%	0.86%	0.88%	0.87%	0.88%
Ratio of net investment income to average net assets	0.44%	0.56%	0.66%	0.59%	0.70%
Portfolio turnover rate[3]	63%	69%	88%	95%	76%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

[3]	Portfolio turnover is calculated at the fund level.

90

Quantitative International Equity Portfolio

(For a share outstanding throughout each year)

	For the Years Ended October 31,
	2018	2017[1]	2016[1]	2015[1]	2014[1]

Net asset value, beginning of year	$15.16	$12.76	$13.45	$13.83	$14.52

Income from investment operations:
Net investment income	0.29	0.25	0.24	0.15	0.24
Net realized and unrealized gain (loss) on investments	(1.90)	2.41	(0.71)	(0.40)	(0.65)

Total from investment operations	(1.61)	2.66	(0.47)	(0.25)	(0.41)

Distributions to shareholders from:
Net investment income	(0.29)	(0.26)	(0.22)	(0.13)	(0.28)

Total distributions	(0.29)	(0.26)	(0.22)	(0.13)	(0.28)

Net asset value, end of year	$13.26	$15.16	$12.76	$13.45	$13.83

Total return	(10.80)%[2]	20.96%[2]	(3.44)%[2]	(1.83)%[2]	(2.94)%[2]

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$387,188	$461,686	$441,284	$243,403	$37,520
Ratio of operating expenses before waiver/reimbursement to average net assets	1.07%	1.06%	1.12%	1.24%	1.24%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%	1.04%	1.24%	1.23%
Ratio of net investment income to average net assets	1.90%	1.82%	1.88%	1.10%	1.64%
Portfolio turnover rate	78%	75%	121%	148%	47%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.

91

Quantitative U.S. Large Cap Value Equity Portfolio

(For a share outstanding throughout each year)

For the Period November 13, 2017 through October 31,[1] 2018

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.14
Net realized and unrealized gain (loss) on investments	(0.20)

Total from investment operations	(0.06)

Distributions to shareholders from:
Net investment income	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$9.82

Total return	(0.69)%[2,3]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$1,092
Ratio of operating expenses before waiver/reimbursement to average net assets	6.52%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[4]
Ratio of net investment income to average net assets	1.36%[4]
Portfolio turnover rate	61%[5]

[1]	Commencement of operations.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

92

Quantitative U.S. Small Cap Equity Portfolio

(For a share outstanding throughout each year)

For the Period November 13, 2017 through October 31,[1] 2018

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain on investments	0.24

Total from investment operations	0.29

Distributions to shareholders from:
Net investment income	(0.04)

Total distributions	(0.04)

Net asset value, end of period	$10.25

Total return	2.85%[2,3]

Ratios to average net assets/Supplemental data:
Net assets, at end of period (in 000s)	$1,074
Ratio of operating expenses before waiver/reimbursement to average net assets	6.48%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[4]
Ratio of net investment income to average net assets	0.44%[4]
Portfolio turnover rate	80%[5]

[1]	Commencement of operations.
[2]	Total return calculation is not annualized.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Annualized.
[5]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

93

Responsible ESG U.S. Equity Portfolio

(For a share outstanding throughout each year)

	For the Years Ended October 31,		For the Period December 22, 2015[1] through October 31, 2016[2]
	2018	2017

Net asset value, beginning of year	$13.61	$10.84	$10.00

Income from investment operations:
Net investment income	0.11	0.09	0.07
Net realized and unrealized gain on investments	0.57	2.77	0.82

Total from investment operations	0.68	2.86	0.89

Distributions to shareholders from:
Net investment income	(0.11)	(0.09)	(0.05)
Net realized capital gains	(0.06)	—	—

Total distributions	(0.17)	(0.09)	(0.05)

Net asset value, end of year	$14.12	$13.61	$10.84

Total return[3]	5.01%	26.42%	8.87%[4]

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$21,746	$13,589	$6,561
Ratio of operating expenses before waiver/reimbursement to average net assets	1.09%	1.23%	2.21%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%	1.00%[5]
Ratio of net investment income to average net assets	0.87%	0.75%	0.76%[5]
Portfolio turnover rate	61%	54%	65%[6]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

94

Women in Leadership U.S. Equity Portfolio

(For a share outstanding throughout each year)

	For the Years Ended October 31,		For the Period December 22, 2015[1] through October 31, 2016[2]
	2018[2]	2017

Net asset value, beginning of year	$13.10	$10.65	$10.00

Income from investment operations:
Net investment income	0.12	0.11	0.14
Net realized and unrealized gain on investments	0.32	2.45	0.63

Total from investment operations	0.44	2.56	0.77

Distributions to shareholders from:
Net investment income	(0.11)	(0.11)	(0.12)
Net realized capital gains	(0.09)	—	—

Total distributions	(0.20)	(0.11)	(0.12)

Net asset value, end of year	$13.34	$13.10	$10.65

Total return[3]	3.36%	24.11%	7.73%[4]

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$18,974	$11,853	$6,517
Ratio of operating expenses before waiver/reimbursement to average net assets	1.11%	1.28%	2.22%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%	1.00%[5]
Ratio of net investment income to average net assets	0.88%	0.88%	1.31%[5]
Portfolio turnover rate	81%	70%	81%[6]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

95

Quantitative U.S. Long/Short Equity Portfolio Advisor Shares

(For a share outstanding throughout each year)

	For the Years Ended October 31,
	2018[1]	2017[1]	2016[1]	2015[1]	2014[1]

Net asset value, beginning of year	$12.86	$11.39	$11.32	$10.80	$10.50

Income from investment operations:
Net investment income (loss)	0.03	(0.05)	(0.03)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.34)	1.52	0.10	0.59	0.37

Total from investment operations	(0.31)	1.47	0.07	0.52	0.30

Net asset value, end of year	$12.55	$12.86	$11.39	$11.32	$10.80

Total return[2]	(2.41)%	12.91%	0.62%	4.81%[3]	2.86%[3]

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$333,806	$300,784	$239,413	$193,480	$109,965
Ratio of operating expenses before waiver/reimbursement to average net assets	2.61%	2.77%	2.73%	2.64%	2.48%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	2.26%	2.42%	2.38%	2.29%	2.13%
Ratio of net investment income to average net assets	0.24%	(0.43)%	(0.41)%	(0.67)%	(0.63)%
Portfolio turnover rate[5]	84%	65%	98%	119%	150%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.

[4]

The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.15%, 1.15%, 1.17%, 1.16% and 1.22% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014 respectively.

[5]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

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Quantitative U.S. Total Market Equity Portfolio

(For a share outstanding throughout each year)

	For the Years Ended October 31,
	2018	2017	2016	2015	2014

Net asset value, beginning of year	$18.88	$14.65	$14.68	$15.07	$12.78

Income from investment operations:
Net investment income	0.07	0.04	0.09	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.51	4.23	(0.04)	0.49	2.29

Total from investment operations	0.58	4.27	0.05	0.57	2.35

Distributions to shareholders from:
Net investment income	(0.06)	(0.04)	(0.08)	(0.08)	(0.06)
Net realized capital gains	(0.55)	—	—	(0.88)	(0.00)[1]

Total distributions	(0.61)	(0.04)	(0.08)	(0.96)	(0.06)

Net asset value, end of year	$18.85	$18.88	$14.65	$14.68	$15.07

Total return[2]	3.01%	29.18%	0.37%	3.94%	18.43%

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$90,610	$74,267	$61,083	$88,734	$61,467
Ratio of operating expenses before waiver/reimbursement to average net assets	2.31%	2.40%	2.59%	2.29%	2.23%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	1.96%	2.05%	2.16%	1.93%	1.85%
Ratio of net investment income to average net assets	0.37%	0.24%	0.56%	0.55%	0.41%
Portfolio turnover rate[4]	82%	70%	88%	129%	117%

[1]	Amount rounds to less than $0.01 per share.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]

The ratio of operating expenses after waiver/reimbursement excluding dividends sold short and flex fees was 1.25%, 1.23%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2018, 2017, 2016, 2015, 2014, respectively.

[4]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

97

Strategic Equity Portfolio

(For a share outstanding throughout each year)

	For the Years Ended October 31,
	2018[1]	2017	2016	2015	2014

Net asset value, beginning of year	$24.90	$20.94	$21.80	$23.89	$23.14

Income from investment operations:
Net investment income	0.20	0.19	0.21	0.23	0.23
Net realized and unrealized gain on investments	1.07	5.35	0.81	0.76	3.20

Total from investment operations	1.27	5.54	1.02	0.99	3.43

Distributions to shareholders from:
Net investment income	(0.20)	(0.19)	(0.20)	(0.24)	(0.24)
Net realized capital gains	(1.67)	(1.39)	(1.68)	(2.84)	(2.44)

Total distributions	(1.87)	(1.58)	(1.88)	(3.08)	(2.68)

Net asset value, end of year	$24.30	$24.90	$20.94	$21.80	$23.89

Total return	5.14%	27.83%	5.22%	4.49%	16.48%

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$226,032	$209,339	$176,864	$174,409	$184,368
Ratio of operating expenses to average net assets	0.83%	0.82%	0.84%	0.84%	0.86%
Ratio of net investment income to average net assets	0.79%	0.84%	1.00%	1.03%	1.04%
Portfolio turnover rate	6%	15%	22%	23%	22%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

98

Small Cap Equity Portfolio Advisor Shares

(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2018	2017	2016	2015	2014[1]

Net asset value, beginning of year	$32.13	$25.61	$26.02	$26.30	$26.12

Income from investment operations:
Net investment income (loss)	0.02	(0.01)	0.03	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	(0.10)	7.07	(0.15)	0.74	1.49

Total from investment operations	(0.08)	7.06	(0.12)	0.76	1.47

Distributions to shareholders from:
Net investment income	(0.02)	(0.02)	(0.05)	(0.02)	(0.10)
Net realized capital gains	(3.21)	(0.52)	(0.24)	(1.02)	(1.19)

Total distributions	(3.23)	(0.54)	(0.29)	(1.04)	(1.29)

Net asset value, end of year	$28.82	$32.13	$25.61	$26.02	$26.30

Total return	(0.58)%	27.84%	(0.43)%	3.03%	5.86%

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$1,390,136	$1,574,979	$1,367,160	$1,399,042	$1,139,273
Ratio of operating expenses to average net assets	0.90%	0.90%	0.91%	0.91%	0.94%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.07%	(0.04)%	0.12%	0.07%	(0.07)%
Portfolio turnover rate[2]	44%	63%	58%	53%	45%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

99

Large Cap Value Portfolio

(For a share outstanding throughout each year)

	For the Years Ended October 31,
	2018[1]	2017[1]	2016	2015[1]	2014

Net asset value, beginning of year	$11.37	$10.22	$11.15	$12.85	$12.96

Income from investment operations:
Net investment income	0.19	0.21	0.19	0.12	0.03
Net realized and unrealized gain (loss) on investments	(0.16)	1.96	0.30	0.06	1.72

Total from investment operations	0.03	2.17	0.49	0.18	1.75

Distributions to shareholders from:
Net investment income	(0.18)	(0.24)	(0.17)	(0.11)	(0.05)
Net realized capital gains	(0.71)	(0.78)	(1.25)	(1.77)	(1.81)

Total distributions	(0.89)	(1.02)	(1.42)	(1.88)	(1.86)

Net asset value, end of year	$10.51	$11.37	$10.22	$11.15	$12.85

Total return	0.04%	22.17%	5.58%	1.28%	15.48%

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$71,597	$76,465	$72,154	$83,065	$98,642
Ratio of operating expenses to average net assets	0.91%	0.91%	0.91%	0.91%	0.92%
Ratio of net investment income to average net assets	1.69%	1.99%	1.83%	1.03%	0.28%
Portfolio turnover rate	71%	93%	110%	106%	106%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

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Equity Income Portfolio

(For a share outstanding throughout each period)

	For the Year Ended October 31, 2018	For the Period December 21, 2016[1] through October 31, 2017[2]

Net asset value, beginning of year	$11.06	$10.00

Income from investment operations:
Net investment income	0.22	0.16
Net realized and unrealized gain on investments	0.09	1.01

Total from investment operations	0.31	1.17

Distributions to shareholders from:
Net investment income	(0.22)	(0.11)
Net realized capital gains	(0.00)[3]	—

Total distributions	(0.22)	(0.11)

Net asset value, end of year	$11.15	$11.06

Total return[4]	2.79%	11.77%[5]

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$18,536	$12,970
Ratio of operating expenses before waiver/reimbursement to average net assets	1.11%	2.08%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%[6]
Ratio of net investment income to average net assets	2.02%	1.82%[6]
Portfolio turnover rate	29%	14%[7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 21, 2016 through October 31, 2017.

101

Secured Options Portfolio Advisor Shares

(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2018	2017[1]	2016[1]	2015[1]	2014[1]

Net asset value, beginning of year	$12.75	$12.45	$12.57	$12.47	$13.24

Income from investment operations:
Net investment income (loss)	(0.06)	(0.08)	(0.09)	(0.09)	(0.11)
Net realized and unrealized gain on investments	0.40	0.99	0.68	0.84	0.85

Total from investment operations	0.34	0.91	0.59	0.75	0.74

Distributions to shareholders from:
Net realized capital gains	(0.79)	(0.61)	(0.71)	(0.65)	(1.51)

Total distributions	(0.79)	(0.61)	(0.71)	(0.65)	(1.51)

Net asset value, end of year	$12.30	$12.75	$12.45	$12.57	$12.47

Total return	2.81%	7.53%	5.08%	6.37%	6.22%

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$445,946	$446,859	$574,200	$395,163	$365,675
Ratio of operating expenses to average net assets[2]	0.84%	0.85%	0.85%	0.84%	0.87%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[2]	(0.50)%	(0.68)%	0.95%	(0.77)%	(0.81)%
Portfolio turnover rate[3]	—%[4]	—%[4]	—%[4]	—%[4]	1,108%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[3]	Portfolio turnover is calculated at the fund level.
[4]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

102

Global Secured Options Portfolio

(For a share outstanding throughout each year)

	For the Years Ended October 31,
	2018[1]	2017[1]	2016[1]	2015[1]	2014[1]

Net asset value, beginning of year	$10.58	$9.60	$9.96	$10.58	$11.52

Income from investment operations:
Net investment income	0.01	0.06	0.15	0.19	0.13
Net realized and unrealized gain (loss) on investments	(0.09)	0.99	(0.30)	(0.48)	(0.11)

Total from investment operations	(0.08)	1.05	(0.15)	(0.29)	0.02

Distributions to shareholders from:
Net investment income	(0.09)	(0.07)	(0.21)	(0.21)	(0.11)
Net realized capital gains	—	—	—	(0.12)	(0.85)

Total distributions	(0.09)	(0.07)	(0.21)	(0.33)	(0.96)

Net asset value, end of year	$10.41	$10.58	$9.60	$9.96	$10.58

Total return	(0.76)%	10.94%	(1.47)%	(2.78)%	0.30%

Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$2,510	$10,642	$28,818	$88,478	$100,552
Ratio of operating expenses to average net assets[2]	1.17%[3]	1.13%	0.91%	0.84%	0.87%
Ratio of net investment income to average net assets[2]	0.08%	0.58%	1.61%	1.83%	1.20%
Portfolio turnover rate	224%	9%	70%	106%	81%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[3]	The ratio of operating expenses excluding dividends on securities sold short and interest expense was 1.11% for the period ended October 31, 2018.

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Where to find more information

More Portfolio information is available to you upon request and without charge:

Annual and Semi-Annual Report

The Annual and Semi-Annual Reports provide additional information about the Portfolios’ investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI includes additional information about the Portfolios’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).

You can get free copies of the Portfolios’ Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are also available on Glenmede Investment Management LP’s website at www.glenmedeim.com. You may also request other information about the Portfolios, and make inquiries as follows:

Write to:

The Glenmede Fund, Inc.

100 Summer Street, Floor 7

SUM0703

Boston, MA 02110

By phone:

1-800-442-8299

Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577

The third party marks appearing above are the marks of their respective owners.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

Prospectus

February 28, 2019

Bond Portfolios

Core Fixed Income Portfolio (GTCGX)

Muni Intermediate Portfolio (GTCMX)

High Yield Municipal Portfolio (GHYMX)

Short Term Tax Aware Fixed Income Portfolio (GTAWX)

Investment Advisor

Glenmede Investment Management LP

Sub-Investment Advisor

to the High Yield Municipal Portfolio

Capital Guardian Trust Company

The Securities and Exchange Commission has not approved or disapproved the Portfolios’ securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolios or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios or your financial intermediary electronically by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Portfolios or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Portfolios you hold in the Glenmede fund complex and with your financial intermediary.

SUMMARY SECTION

Core Fixed Income Portfolio

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses (includes 0.10% shareholder servicing fees payable to Glenmede Trust)	0.17%

Total Annual Portfolio Operating Expenses	0.52%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in fixed income securities.

The Portfolio invests primarily in mortgage-backed securities and fixed income securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or other agencies or instrumentalities sponsored by the U.S. Government (collectively, “U.S. Government Securities”) and in debt obligations of domestic and foreign companies. Debt obligations of companies or other entities guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor. The Portfolio may also invest in privately issued mortgage-backed securities and enter into repurchase agreements collateralized by U.S. Government securities and reverse repurchase agreements. Under normal circumstances, at least 50% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects to maintain a dollar-weighted average maturity of 3 to 10 years. Such securities will be rated at least A-3 by S&P Global Ratings (“S&P”) or A-1 by Moody’s Investors Service, Inc. (“Moody’s”) and if unrated, determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, Glenmede Investment Management LP (the “Advisor”) will dispose of the security in an orderly fashion as soon as practicable.

3

The Advisor purchases securities that it believes have potential for higher returns than other securities with similar characteristics and risk, considering factors such as maturity, coupon, credit and any prepayment options. The Advisor will generally sell a security for a number of reasons, including when the expected performance has been realized or to purchase another security with similar characteristics and risk but that the Advisor believes has a higher expected return.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The net asset value (“NAV”) of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.

Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. The Portfolio may invest in shares of registered investment companies rated BBB- or higher by S&P or Baa3 or higher by Moody’s or if unrated, determined to be of comparable quality at the time of purchase. Securities rated BBB- or Baa3 are considered medium-grade obligations with speculative characteristics and are more vulnerable to adverse business or economic conditions than higher rated securities.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Prepayment Risk: The Portfolio is subject to prepayment risk. Prepayment risk is the risk that a debt security may be paid off and the proceeds returned to the Portfolio earlier than anticipated. Depending on market conditions, proceeds may be reinvested at lower interest rates.

Default Risk: The Portfolio may make loans through collateralized repurchase agreements. It may also borrow money through reverse repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower’s securities, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.

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Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Core Fixed Income Portfolio

During the periods shown in the bar chart, the highest quarterly return was 3.34% (for the quarter ended September 30, 2011) and the lowest quarterly return was -2.73% (for the quarter ended December 31, 2016).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(0.52)%	1.88%	2.77%
Return After Taxes on Distributions	(1.51)%	0.86%	1.61%

Return After Taxes on Distributions and Sale of Fund Shares	(0.32)%	1.02%	1.72%

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

Morningstar Intermediate-Term Bond Average[1]	(0.50)%	2.24%	4.29%

[1]

The Morningstar Intermediate-Term Bond Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager

Stephen J. Mahoney, Portfolio Manager of the Advisor, has managed the Portfolio since January 1999.

5

Tax Information

The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For important information about purchase and sale of the Portfolio’s shares and financial intermediary compensation, please turn to those section headings on page 19 of this Prospectus.

6

Muni Intermediate Portfolio

Investment Objective

As high a level of current income exempt from Federal income tax as is consistent with preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses (includes 0.15% shareholder servicing fees payable to Glenmede Trust)	0.23%

Total Annual Portfolio Operating Expenses	0.23%

[1]

Investors in the Portfolio must be clients of The Glenmede Trust Company, N.A. (“Glenmede Trust”) or its affiliated companies (“Affiliates”). The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services).

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in intermediate and long-term obligations of the states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest that is exempt from regular Federal income tax, but, in certain instances, may be subject to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non-corporate taxpayers calculated separately from the regular Federal income tax. It is designed to prevent non-corporate taxpayers from using certain deductions and credits (called tax-preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax-preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax. The Portfolio may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. The Portfolio expects to maintain a

7

dollar-weighted average maturity of 3 to 10 years. The Portfolio purchases municipal obligations that the Advisor believes have the best value compared to securities of similar credit quality and maturity range. The Portfolio generally sells municipal obligations for a number of reasons, including a change in credit quality, to extend maturity, to increase yield or to raise funds to cover redemptions.

The Portfolio will invest in securities that are rated at the time of purchase within the three highest ratings assigned by Moody’s (i.e., Aaa, Aa, A) or S&P (AAA, AA, A) in the case of bonds, or rated SP-1 or higher by S&P or MIG-2 or higher by Moody’s in the case of notes. The Portfolio may invest in unrated securities if they are determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The NAV of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.

Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due.

Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the Internal Revenue Service (“IRS”). A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

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Call Risk: The Portfolio is subject to call risk. Call risk is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect a Portfolio’s value.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Muni Intermediate Portfolio

During the periods shown in the bar chart, the highest quarterly return was 2.89% (for the quarter ended September 30, 2009) and the lowest quarterly return was -2.47% (for the quarter ended December 31, 2016).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	1.37%	2.00%	2.63%
Return After Taxes on Distributions	1.34%	1.94%	2.59%

Return After Taxes on Distributions and Sale of Fund Shares	1.56%	1.91%	2.48%

Bloomberg Barclays Municipal 1-10 Year Blend Index (reflects no deduction for fees, expenses or taxes)	1.64%	2.42%	3.30%

Morningstar Muni National Short Average[1]	1.18%	0.97%	1.70%

[1]

The Morningstar Muni National Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager

Michael C. Crow, Portfolio Manager of the Advisor, has managed the Portfolio since June 30, 2016.

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Tax Information

The Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. However, some distributions may be taxable, such as distributions that are derived from occasional taxable investments and distributions of short and long-term capital gains, or may be subject to the Federal alternative minimum tax.

For important information about purchase and sale of the Portfolio’s shares and financial intermediary compensation, please turn to those section headings on page 19 of this Prospectus.

10

High Yield Municipal Portfolio

Investment Objective

A high level of current income exempt from regular Federal income tax.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses (includes 0.25% shareholder servicing fees payable to Glenmede Trust)	0.34%

Total Annual Portfolio Operating Expenses	0.99%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non-corporate taxpayers calculated separately from the regular Federal income tax. It is designed to prevent non-corporate taxpayers from using certain deductions and credits (called tax-preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax-preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds”) by nationally recognized statistical rating organizations (“NRSROs”) designated by Capital Guardian Trust Company (the “Sub-Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. Some of the securities in which the Portfolio will invest may have

11

credit and liquidity support features, including guarantees and letters of credit. In seeking to achieve its objective, the Portfolio may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. The Portfolio does not have any portfolio maturity limitations and may invest its assets in instruments with short, medium and long maturities.

The Sub-Advisor seeks to purchase attractively priced securities that it considers to represent good, long-term investment opportunities. The Sub-Advisor analyzes various factors to help identify securities, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. A security may be sold when the Sub-Advisor believes that it no longer represents a relatively attractive investment opportunity.

The Sub-Advisor uses a system of multiple portfolio managers in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Sub-Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The NAV of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk. The investments held by the Portfolio are considered speculative and an investment in the Portfolio presents substantial risks in relation to a fund that invests primarily in investment grade securities.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk bonds,” are high risk investments that may cause income and principal losses for the Portfolio. High yield securities are considered predominantly speculative by traditional investment standards and their market value is more sensitive to corporate developments, changes in interest rates and economic conditions than higher rated securities. High yield securities generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Alternative Minimum Tax Risk: The Portfolio has no limit as to the amount that can be invested in municipal securities that pay interest that may subject you to Federal alternative minimum tax. Therefore, all or a portion of the Portfolio’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the Federal alternative minimum tax.

Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact the Portfolio’s return and NAV. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

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Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the IRS. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Call Risk: The Portfolio is subject to call risk. Call risk is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect the Portfolio’s value.

Liquidity Risk: Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.

Market Risk: The market values of fixed income securities owned by the Portfolio may decline, at times sharply and unpredictably.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. Performance reflects expense reimbursements and/or fee waivers made in 2016. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2016 would be reduced.

The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

High Yield Municipal Portfolio

During the periods shown in the bar chart, the highest quarterly return was 4.45% (for the quarter ended June 30, 2016) and the lowest quarterly return was -5.50% (for the quarter ended December 31, 2016).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or IRAs.

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Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (December 22, 2015)
Return Before Taxes	1.19%	3.61%
Return After Taxes on Distributions	1.16%	3.52%

Return After Taxes on Distributions and Sale of Fund Shares	1.87%	3.35%

Bloomberg Barclays Muni High Yield 5% Tobacco 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	4.91%	5.27%

Bloomberg Barclays Muni BBB Index[1]	1.97%	3.64%

Bloomberg Barclays Municipal Bond Index[2]	1.28%	2.32%

Morningstar High Yield Muni Average[3]	2.11%	3.41%

[1]	The Bloomberg Barclays Muni BBB Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.
[2]	The Bloomberg Barclays Municipal Bond Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.
[3]

The Morningstar High Yield Muni Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Advisers

Glenmede Investment Management LP serves as investment advisor to the Portfolio and Capital Guardian Trust Company serves as sub-advisor to the Portfolio.

Portfolio Managers

Karl J. Zeile, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, and Chad M. Rach, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, have managed the Portfolio since its inception on December 22, 2015. Jerome H. Solomon, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, has managed the Portfolio since October 1, 2017.

Tax Information

The Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. However, some distributions may be taxable, such as distributions that are derived from occasional taxable investments and distributions of short and long-term capital gains, or may be subject to the Federal alternative minimum tax.

For important information about purchase and sale of the Portfolio’s shares and financial intermediary compensation, please turn to those section headings on page 19 of this Prospectus.

14

Short Term Tax Aware Fixed Income Portfolio

Investment Objective

Maximum after-tax total return consistent with reasonable preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses (includes 0.10% shareholder servicing fees payable to Glenmede Trust)	0.26%
Acquired Fund Fees and Expenses	0.01%

Total Annual Portfolio Operating Expenses[1]	0.62%
Fee Waivers and Expense Reimbursements[2]	0.06%

Net Expenses	0.56%

[1]

Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

[2]

The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Glenmede Fund”) Board of Directors (the “Glenmede Fund Board”).

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$57	$192	$340	$769

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in fixed income securities. The Portfolio invests primarily in short-term municipal securities, corporate bonds, exchange-traded funds (“ETFs”) and closed-end funds that invest in fixed income securities and U.S. Government Securities. The Portfolio may also invest in preferred stocks. The Portfolio expects to maintain a dollar-weighted average maturity of 1 to 3 years.

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Under normal circumstances, at least 50% of the value of the Portfolio’s total assets will be invested in investment grade municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. A security is investment grade if it is rated within the top four rating categories by a NRSRO or unrated but determined to be of comparable quality by the Advisor at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non-corporate taxpayers calculated separately from the regular Federal income tax. It is designed to prevent non-corporate taxpayers from using certain deductions and credits (called tax-preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax-preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax.

The Portfolio may invest in investment grade corporate bonds and preferred stock. Corporate bonds are debt obligations of domestic or foreign companies issued to raise money for capital expenditures, operations and acquisitions. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. Preferred stock is usually junior to the debt securities of the issuer and the payment of dividends is not guaranteed as with a bond.

The Portfolio may invest in common shares or preferred shares of closed-end funds that primarily invest in fixed income securities. The Portfolio may also invest in ETFs that primarily invest in fixed income securities. The Portfolio may invest in closed-end funds and ETFs that hold high yield fixed income securities which are rated below investment grade and are commonly referred to as “junk bonds.” The ETFs in which the Portfolio may invest are registered investment companies that may seek to track the performance of a particular market index or security. These indices include not only broad-based market indices but more specific indices as well, including those relating to particular sectors, markets, regions or industries.

The Portfolio may also invest in U.S. Government Securities which are fixed income securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or other agencies or instrumentalities sponsored by the U.S. Government. Debt obligations of companies or other entities guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor. The Portfolio may also invest in investment grade privately issued mortgage-backed securities and enter into repurchase agreements collateralized by U.S. Government Securities and reverse repurchase agreements.

The Portfolio seeks to balance investment considerations to achieve a best net after-tax total return for an investor in the maximum Federal income tax bracket. The tax aware strategies used by the Portfolio include maintaining diversification across different securities in the fixed income market and seeking best net after-tax yield and total return opportunities in both taxable and tax-exempt securities. For example, during certain market cycles, a two-year corporate bond may offer a significantly higher yield to maturity both gross of taxes and net of the highest Federal tax rate versus a two-year tax-exempt municipal security. In such a scenario, the Portfolio may purchase the corporate bond if a clear net of tax yield advantage can be determined over tax-exempt municipal alternatives. The Advisor will seek to capture such net of tax yield advantages on an opportunistic basis within the Portfolio’s maturity limitations.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which conducts an analysis of general economic and market conditions, compares expected returns and identifies a list of attractive securities having favorable net after-tax return profiles, then applies fundamental research to select which securities to buy and sell for this Portfolio.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The NAV of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

16

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.

Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions.

Prepayment and Call Risks: The Portfolio is subject to prepayment risk and call risk. Prepayment risk is the risk that a debt security may be paid off and the proceeds returned to the Portfolio earlier than anticipated. Depending on market conditions, proceeds may be reinvested at lower interest rates. Call risk is the risk that changes in interest rates may cause certain debt securities to be paid off much sooner or later than expected, which could adversely affect the Portfolio’s value.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact the Portfolio’s return and NAV. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Alternative Minimum Tax Risk: The Portfolio has no limit as to the amount that can be invested in municipal securities that pay interest that may subject you to Federal alternative minimum tax. Therefore, all or a portion of the Portfolio’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the Federal alternative minimum tax.

Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the IRS. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Liquidity Risk: Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.

Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably.

17

ETF and Investment Company Risk: Shares of closed-end funds and ETFs have many of the same risks as direct investments in the underlying fixed income securities they invest in, although the lack of liquidity may make ETFs more volatile. ETFs and closed-end funds have investment management fees and other expenses which will be indirectly paid by the Portfolio. In addition, ETFs and closed-end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss and are subject to trading and commission costs.

Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.

Default Risk: The Portfolio may make loans through collateralized repurchase agreements. It may also borrow money through reverse repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower’s securities, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk bonds,” are high risk investments that may cause income and principal losses for the Portfolio through its investment in closed-end funds or ETFs that invest in such securities. High yield securities are considered predominantly speculative by traditional investment standards and their market value is more sensitive to corporate developments, changes in interest rates and economic conditions than higher rated securities. High yield securities generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart will show how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of a selected market index. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Short Term Tax Aware Fixed Income Portfolio

During the period shown in the bar chart, the highest quarterly return was 0.79% (for the quarter ended March 31, 2017) and the lowest quarterly return was -0.64% (for the quarter ended December 31, 2017).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or IRAs.

18

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (June 29, 2016)
Return Before Taxes	1.22%	0.50%
Return After Taxes on Distributions	1.12%	0.41%

Return After Taxes on Distributions and Sale of Fund Shares	1.03%	0.48%

BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index	1.77%	0.83%

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager

Michael C. Crow, Portfolio Manager of the Advisor, has managed the Portfolio since its inception on June 29, 2016.

Tax Information

The Portfolio’s distributions may be taxable as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements. However, the Portfolio anticipates that a portion of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. In certain instances, such dividends paid by the Portfolio, while exempt from regular Federal income taxes, may be subject to the Federal alternative minimum tax.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolios. Glenmede Trust has informed the Glenmede Fund and The Glenmede Portfolios (the “Glenmede Portfolios” and collectively with the Glenmede Fund, the “Funds”) that it and its Affiliates’ minimum initial investment requirements for their clients’ investments in the Portfolios is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENTS

Objective, Principal Strategies and Risks

To help you decide which Portfolio is appropriate for you, this section looks more closely at the Portfolios’ investment objectives, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Portfolio.

The investment objectives of the Core Fixed Income, High Yield Municipal and Short Term Tax Aware Fixed Income Portfolios may be changed by the Glenmede Fund Board without shareholder approval. The investment objective of the Muni Intermediate Portfolio may be changed by the Board of Trustees of the Glenmede Portfolios (collectively with the Glenmede Fund Board, the “Boards”) without shareholder approval. Unless indicated otherwise, the investment strategies of each Portfolio may be changed by the particular Board without shareholder approval.

Core Fixed Income Portfolio

The Core Fixed Income Portfolio attempts to achieve its objective to provide maximum long-term total return consistent with reasonable risk to principal, by investing, under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) in fixed income securities. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash and short-term debt instruments which meet the Portfolio’s quality criteria. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.

Muni Intermediate Portfolio

The Muni Intermediate Portfolio attempts to achieve its objective by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in intermediate and long-term municipal obligations that pay interest that is exempt from regular Federal income tax, but may be subject to Federal alternative minimum tax for non-corporate investors in the Portfolio. This is a fundamental investment policy and cannot be changed without the approval of the Portfolio’s shareholders.

Under normal market circumstances, the Muni Intermediate Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in intermediate and long-term obligations of the states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.

The Muni Intermediate Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash, tax exempt money market funds and short-term instruments which meet the Portfolio’s credit criteria. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.

High Yield Municipal Portfolio

The High Yield Municipal Portfolio attempts to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in, or deriving at least 80% of its income from, investments that pay interest that is exempt from regular Federal income tax, but may be subject to Federal alternative minimum tax for non-corporate investors in the Portfolio. This is a fundamental investment policy and cannot be changed without the approval of the Portfolio’s shareholders.

Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.

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The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash, tax exempt money market funds and short-term instruments which meet the Portfolio’s credit criteria and higher quality fixed income securities. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.

As further described in this Prospectus under the heading “Additional Information About Management of the Portfolios,” the Advisor has selected the Sub-Advisor to manage the Portfolio’s assets, as approved by the Glenmede Fund Board. The Advisor monitors the performance of the Sub-Advisor.

Short Term Tax Aware Fixed Income Portfolio

The Short Term Tax Aware Fixed Income Portfolio attempts to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in fixed income securities which are primarily comprised of short-term municipal securities, corporate bonds, ETFs and closed-end funds that invest in fixed income securities and U.S. Government Securities. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Under normal circumstances, at least 50% of the value of the Portfolio’s total assets will be invested in investment grade municipal securities that pay interest that is exempt from regular Federal income tax, but may be subject to Federal alternative minimum tax for non-corporate investors in the Portfolio.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash and short-term instruments which meet the Portfolio’s credit criteria. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.

Investment Duration and Quality

The Core Fixed Income and Muni Intermediate Portfolios expect to maintain a dollar-weighted average maturity of 3 to 10 years. The High Yield Municipal Portfolio does not have any portfolio maturity limitations and may invest its assets in instruments with short, medium and long maturities. The Short Term Tax Aware Fixed Income Portfolio does not have a stated maturity but it expects to maintain a dollar-weighted average maturity of 1 to 3 years.

The Core Fixed Income Portfolio’s investments in privately issued mortgage-backed obligations, debt obligations of domestic and foreign companies, and any other publicly or privately placed U.S. Government Securities will be rated at the time of purchase at least A-3 by S&P or A-1 by Moody’s. The Portfolio’s investments in registered investment companies, including ETFs, can be rated investment grade (BBB- or higher by S&P or Baa3 or higher by Moody’s). The Portfolio may invest in unrated securities if they are determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

The Muni Intermediate Portfolio will invest in securities that are rated at the time of purchase within the three highest ratings assigned by Moody’s (i.e., Aaa, Aa, A) or S&P (AAA, AA, A) in the case of bonds, or rated SP-1 or higher by S&P or MIG-2 or higher by Moody’s in the case of notes. The Muni Intermediate Portfolio may invest in unrated securities if they are determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

The High Yield Municipal Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds.”) by NRSROs designated by the Sub-Advisor, medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the High Yield Municipal Portfolio, and the High Yield Municipal Portfolio may purchase securities that are in default.

Under normal circumstances, the Short Term Tax Aware Fixed Income Portfolio will invest at least 50% of the value of its total assets in investment grade municipal securities. A security is investment grade if it is rated within the

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top four rating categories by a NRSRO or unrated but determined to be of comparable quality by the Advisor at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable. The Portfolio may also invest in investment grade corporate bonds and preferred stock and investment grade privately issued mortgage-backed securities. The Portfolio may invest in closed-end funds or ETFs that invest in high yield or non-investment grade fixed income securities (sometimes referred to as “junk bonds”) which generally are rated BB or below by S&P or Fitch Ratings, Inc. (“Fitch”), or Ba or below by Moody’s (or have received a comparable rating from another NRSRO), or, if unrated, are determined to be of comparable quality.

Interest Rate Risks

Generally, a fixed income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting a Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.

The Core Fixed Income, Muni Intermediate and Short Term Tax Aware Fixed Income Portfolios’ dollar-weighted average maturity is a measure of how each Portfolio will react to interest rate changes. The stated maturity of a bond is the date the issuer must repay the bond’s entire principal value to an investor. A bond’s term to maturity is the number of years remaining to maturity. The Portfolios do not have a stated maturity, but each does have a dollar-weighted average maturity. This is calculated by averaging the terms to maturity of bonds held by a Portfolio, with each maturity “weighted” according to the percentage of net assets it represents.

High Yield Securities

The High Yield Municipal Portfolio will generally invest in high yield or non-investment grade fixed income and convertible securities, and the Short Term Tax Aware Fixed Income Portfolio may invest in closed-end funds or ETFs that invest in high yield or non-investment grade fixed income securities. High yield or non-investment grade fixed income and convertible securities (sometimes referred to as “junk bonds”) generally are rated BB or below by S&P, or Fitch, or Ba or below by Moody’s (or have received a comparable rating from another NRSRO), or, if unrated, are determined to be of comparable quality by the Advisor or the Sub-Advisor, as applicable.

Non-investment grade fixed income and convertible securities are considered predominantly speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments, such as corporate reorganizations, restructurings, mergers, acquisitions or similar events, and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers also is greater because low-rated securities generally are unsecured and often are subordinated to the rights of other creditors of the issuers of such securities. Investment in such defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the purchaser of its initial investment and any anticipated income or appreciation will be uncertain. The purchaser also may incur additional expenses in seeking recovery on defaulted securities.

The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for these securities generally is lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the purchaser’s ability to dispose of particular portfolio investments. A less developed secondary market also may make it more difficult for the purchaser to obtain precise valuations of such securities in its portfolio.

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Investments in lower quality securities, whether rated or unrated, will be more dependent on the evaluation of the credit by the Sub-Advisor solely with respect to the High Yield Municipal Portfolio, or the closed-end fund or ETF solely with respect to the Short Term Tax Aware Fixed Income Portfolio, than would be the case with investments in higher quality securities.

Credit Risks

The risk that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will default is known as “credit risk.” Although U.S. Government Securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Treasury, while obligations by others, such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

On September 7, 2008, Fannie Mae and Freddie Mac (collectively the “GSEs”) were placed under the conservatorship of the Federal Housing Finance Agency to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs’ assets and property and putting them in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The long-term effect that this conservatorship will have on the securities issued or guaranteed by the GSEs is unclear. More information about the conservatorship is in Appendix A to the Statement of Additional Information (“SAI”).

Municipal obligations generally rank between U.S. Government Securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

Lower quality debt securities generally have higher rates of interest to compensate investors for the greater risk and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged in part, by the credit ratings of the debt securities in which the Portfolio invests. Although ratings published by rating agencies are widely accepted measures of credit risk, credit ratings are only the opinions of the rating agencies issuing the and are not guarantees as to credit quality or an evaluation of market risk. The Advisor or Sub-Advisor, as applicable, relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Municipal Securities

Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for Federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal securities are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all

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of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico has lead certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the IRS.

The High Yield Municipal Portfolio, the Muni Intermediate Portfolio and the Short Term Tax Aware Fixed Income Portfolio may also invest in private activity municipal bonds that may subject non-corporate shareholders to Federal alternative minimum tax. Private activity bonds are a type of revenue bond that includes, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

The High Yield Municipal Portfolio and the Short Term Tax Aware Fixed Income Portfolio may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Mortgage-Backed Obligations

The Core Fixed Income Portfolio and the Short Term Tax Aware Fixed Income Portfolio may invest in investment grade mortgage-backed securities (each including collateralized mortgage obligations) that represent pools of mortgage loans assembled for sale to investors by various government-related organizations. These organizations include the Government National Mortgage Association (whose obligations are guaranteed by the U.S. Government), and Fannie Mae and Freddie Mac (whose obligations are not guaranteed by the U.S. Government). Please refer to the discussion under “Credit Risks” above about Fannie Mae and Freddie Mac. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure. When interest rates rise, the value of mortgage-backed securities may decline and prepayments may decrease. When interest rates are declining, prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages. Any premium paid by a Portfolio on purchases of mortgage-backed securities may be lost if an underlying mortgage is prepaid. The yield of a Portfolio may be affected when it reinvests prepayments it receives.

The Core Fixed Income Portfolio and the Short Term Tax Aware Fixed Income Portfolio may purchase mortgage-backed securities in a “to be announced” (“TBA”) transaction, which is a form of “when issued” or “delayed settlement” security. No payment or delivery is made by a Portfolio in a “when issued,” “delayed settlement” or “forward delivery” transaction until a Portfolio receives payment or delivery from the other party to the transaction. Although a Portfolio receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. Consequently, the value of such securities may be less than their purchase price, presenting a possible loss of asset value. These transactions also involve the risk that the counterparty may fail to deliver the securities or cash on the settlement date. A Portfolio expects that the commitments to purchase “when issued,” “delayed settlement” or “forward delivery” securities will not exceed 30% of the value of its total assets absent unusual market circumstances. A Portfolio does not intend to purchase securities on a “when issued,” “delayed settlement” or “forward delivery” basis for speculative purposes.

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Debt Obligations

Debt obligations of domestic and foreign companies may include a broad range of fixed and variable rate bonds, debentures and notes. The Core Fixed Income and Short Term Tax Aware Fixed Income Portfolios’ shares are subject to the risk of market value fluctuations. The market value of securities held by each Portfolio is expected to vary according to factors such as changes in interest rates and changes in the average weighted maturity of each Portfolio.

Municipal Revenue Obligations

The Muni Intermediate Portfolio may invest 25% or more of its net assets in municipal obligations, which pay interest and principal from revenues of similar projects. The Muni Intermediate Portfolio may also invest up to 20% of its total assets in taxable investments including private activity bonds. Such investments involve risks presented by the laws and economic conditions relating to such projects and bonds. These securities do not carry the general obligation of the issuer and are not backed by taxing power.

In many cases, the IRS has not ruled on whether the interest received on a municipal obligation is tax-exempt. The Portfolio and the Advisor rely on the opinion of bond counsel to the issuers at the time of issuance and will not review the bases for them.

Repurchase Agreements

The Core Fixed Income Portfolio may enter into collateralized repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Such agreements can be entered into for periods of one day or for a fixed term. Under normal circumstances, the Muni Intermediate Portfolio, the High Yield Municipal Portfolio and the Short Term Tax Aware Fixed Income Portfolio may each subject no more than 20% of its total assets to repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Sub-Advisor or Advisor, as applicable.

In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

Selection of Investments

The Advisor and Sub-Advisor, as applicable, evaluate the rewards and risks presented by all securities purchased by the Portfolios they manage and how they may advance such Portfolio’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Other Types of Investments

In addition to each Portfolio’s principal investment strategies, and the particular types of securities which each Portfolio may select for investment described above, each Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the SAI.

Investments in Other Investment Companies: To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), each Portfolio may invest in shares of other registered investment companies, including closed-end funds and ETFs. If a Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in a closed-end fund or an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of

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owning a closed-end fund or an ETF generally reflect the risks of owning the underlying securities that such fund invests in or is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, ETFs and closed-end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.

Securities Lending: In order to generate additional income, each Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Boards. The value of the securities loaned may not exceed one-third of the value of the total assets of a Portfolio (including the loan collateral). A Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.

Cyber Security Risk: The Portfolios and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolios or their advisers, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. A Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuer of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value.

Portfolio Holdings

The Advisor may publicly disclose information concerning the securities held by each Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (the “SEC”). In addition, the Advisor may post each Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Funds file with the SEC their annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

PRICE OF PORTFOLIO SHARES

The price of shares issued by each Portfolio is based on its NAV. Each Portfolio’s NAV per share is determined as of the close of regular trading hours of the New York Stock Exchange (the “NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Boards have approved that the Portfolios may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.

Marketable fixed income securities generally are priced at market value and debt securities with maturities of 60 days or less at the time of purchase generally are valued at “amortized cost” which approximates market value. When market quotations are not readily available or when events occur that make established valuation methods unreliable, each Portfolio’s investments are valued at fair value as determined in good faith using methods determined by the particular Board. The Advisor and State Street Bank & Trust Company, the Funds’ custodian, with input from the

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Sub-Advisor with respect only to the High Yield Municipal Portfolio, as may be relevant, regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report is submitted describing any security that has been fair valued and the basis for the fair value determination.

The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.

The frequency with which a Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Valuing a Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES

Each Portfolio may appoint one or more intermediaries as its agent to receive purchase and redemption orders of shares of the Portfolios and cause these orders to be transmitted, on an aggregated basis, to the Portfolios’ transfer agent. Orders placed through these intermediaries will be deemed to have been received and accepted by the Portfolio when the intermediary accepts the order. Therefore, the purchase or redemption order will reflect the NAV per share next determined after receipt of the order by the intermediary, if the intermediary successfully transmits the order to the Portfolio’s transfer agent by the next business morning.

Purchase of Shares

Shares of each Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of its clients or the clients of its Affiliates (“Clients”) and to certain approved employee benefit plans and institutions, including brokers acting on behalf of their clients (“Institutions”), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Funds’ transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. If you wish to purchase shares in a Portfolio, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

Each Portfolio reserves the right, in its sole discretion, to reject any purchase order, when in the judgment of management, such rejection is in the best interests of the Portfolio and its shareholders.

Your Institution may charge you for purchasing or selling shares of a Portfolio. There is no transaction charge for shares purchased directly from a Portfolio through Glenmede Trust.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.

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The Funds reserve the right, in their sole discretion, to suspend the offering of shares of a Portfolio or to reject purchase orders when, in the judgment of the Advisor, such suspension or rejection is in the best interests of a Portfolio. Subject to the Boards’ discretion, the Advisor will monitor each Portfolio’s total assets and may decide to close any of the Portfolios at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Portfolio may adversely affect the implementation of the Portfolio’s investment strategy. Subject to the Boards’ discretion, once closed, the Advisor may also choose to reopen a Portfolio to new investments at any time, and may subsequently close such Portfolio again should concerns regarding the Portfolio’s size recur. If a Portfolio closes to new investments, generally that Portfolio would be offered only to certain existing shareholders of the Portfolio and certain other persons, who may be generally subject to cumulative, maximum purchase amounts. The Funds, however, reserve the right to reopen a closed Portfolio to new investments from time to time at their discretion.

Redemption of Shares

You may redeem shares of each Portfolio at any time, without cost, at the NAV per share next determined after the Funds’ transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

You will typically be paid your redemption proceeds within one business day after the Funds’ transfer agent receives your redemption order in proper form; however, payment of redemption proceeds may take up to seven days. The Funds may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the SEC.

Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities, although the Funds have the right to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities (“in-kind redemptions”). In-kind Redemptions may be in the form of pro-rata slices of a Portfolio’s portfolio, individual securities or a representative basket of securities. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash and may incur transaction expenses in converting these securities to cash. These redemption methods are used regularly and may also be used in stressed market conditions.

Frequent Purchases and Redemptions of Portfolio Shares

Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies; harm the performance of a Portfolio; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a Portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.

The Funds do not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by each Board to discourage market timing of each Portfolio’s shares, each Fund has established the following procedures designed to discourage market timing of the Portfolios. Each Fund will enforce its policies and procedures to discourage market timing of each Portfolio’s shares equitably on all shareholders. There is no guarantee that the Funds will be able to identify individual shareholders who may be market timing the Portfolios or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.

Shares of the Portfolios may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust and the Advisor periodically review trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in their judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust or the Advisor, as applicable. If this information shows that an investor’s trading activity suggests market timing, Glenmede Trust or the Advisor, as applicable, will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’

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trading activities in the Portfolios using criteria that may differ from the criteria established by Glenmede Trust and the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust or the Advisor, as applicable, will determine what action to take, including terminating the relationship with the financial intermediary.

DIVIDENDS AND DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders monthly.

The Portfolios normally distribute any realized net capital gains at least once a year.

Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.

ADDITIONAL INFORMATION ABOUT TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.

Distributions

Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

High Yield Municipal and Muni Intermediate Portfolios (“Tax-Exempt Portfolio(s)”). Each Tax-Exempt Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. However, some distributions may be taxable, such as distributions that are derived from occasional taxable investments and distributions of short and long-term capital gains.

Interest on indebtedness you incur to purchase or carry shares of each Tax-Exempt Portfolio, and a portion of any interest on indebtedness you incur to purchase or carry shares of the Short-Term Tax Aware Fixed Income Portfolio, generally will not be deductible for Federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax-Exempt Portfolios and the Short-Term Tax Aware Fixed Income Portfolio may constitute a tax-preference item for purposes of determining Federal alternative minimum tax liability for non-corporate investors in the Portfolios. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to Federal income taxes.

The Short Term Tax Aware Fixed Income Portfolio anticipates that a significant portion of its income distributions will be exempt-interest dividends. For the Portfolio to pay such exempt-interest dividends for any taxable year, however, at least 50% of the aggregate value of the Portfolio’s assets at the close of each quarter of the Portfolio’s taxable year must consist of exempt-interest obligations.

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Other Information. If you purchase shares of the Core Fixed Income Portfolio just before a distribution, or the Muni Intermediate Portfolio, High Yield Municipal Portfolio or Short Term Tax Aware Fixed Income Portfolio just before a distribution of long-term or short-term capital gain, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Redemptions

You will generally recognize taxable gain or loss for Federal income tax purposes on a sale or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them.

Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share of the High Yield Municipal Portfolio, Muni Intermediate Portfolio or Short Term Tax Aware Fixed Income Portfolio and the share is held by you for six months or less, any loss on the sale of the share will be disallowed to the extent of that dividend amount. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Portfolios (or relevant broker or financial advisor) are required to compute and report to the IRS and furnish to Portfolio shareholders cost basis information when such shares are sold. The Portfolios have elected to use the average cost method, unless you instruct the Portfolios to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Portfolios and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your Federal and state income tax returns. Portfolio shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.

Backup Withholding

Each Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Portfolios, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Portfolios’ net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Portfolios’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolios.

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Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Portfolios, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Portfolios.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Portfolio is effectively connected with that trade or business, then the foreign investor’s income from the Portfolio will generally be subject to U.S. Federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Portfolios will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.

State and Local Taxes

You may also be subject to state and local taxes on distributions, sales and redemptions. State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolios. The Advisor, a limited partnership, is wholly-owned by Glenmede Trust. As of December 31, 2018, the Advisor had over $14.6 billion in assets under management.

Capital Guardian Trust Company, with principal offices at 333 South Hope Street, Los Angeles, CA 90071, serves as sub-advisor to the High Yield Municipal Portfolio. The Sub-Advisor is a wholly owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc. The Sub-Advisor was chartered in 1968 under California banking laws as a non-depository trust company, and is also registered as an investment advisor with the SEC. As of December 31, 2018, the Sub-Advisor had approximately $27.96 billion of assets under management.

Under Investment Advisory Agreements with the Funds, the Advisor, subject to the control and supervision of the particular Board and in conformance with the stated investment objective and policies of each Portfolio, manages the investment and reinvestment of the assets of each Portfolio. It is the responsibility of the Advisor to make investment decisions for each Portfolio and to place each Portfolio’s purchase and sale orders.

Under a Sub-Investment Advisory Agreement with the Advisor and the Glenmede Fund, the Sub-Advisor, subject to the control and supervision of the Advisor and the Glenmede Fund Board, and in conformance with the stated investment objective and policies of the High Yield Municipal Portfolio, determines in its discretion the investment decisions for the High Yield Municipal Portfolio and the securities to be purchased or sold, and provides the Advisor and the Board with records and regular reports concerning the discharge of its responsibilities. The Advisor reviews, supervises and administers the investment program of the High Yield Municipal Portfolio, and monitors the services performed by the Sub-Advisor. The Advisor pays the Sub-Advisor a fee for its sub-investment advisory services to the High Yield Municipal Portfolio.

The High Yield Municipal Portfolio pays a management fee to the Advisor for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.65% of the High Yield Municipal Portfolio’s average daily net assets. The Advisor has agreed to waive its fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s annual total operating expenses exceed 1.00% of the High Yield Municipal Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

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The Advisor does not receive any fees from the Muni Intermediate Portfolio for its investment advisory services. For the fiscal year ended October 31, 2018, the Core Fixed Income Portfolio paid a management fee to the Advisor for its investment advisory services, calculated daily and payable monthly at an annual rate of 0.35% of the Portfolio’s average daily net assets.

The Short Term Tax Aware Fixed Income Portfolio pays a management fee to the Advisor for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.35% of the Portfolio’s average daily net assets. The Advisor has agreed to waive its fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s annual total operating expenses exceed 0.55% of the Short Term Tax Aware Fixed Income Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

Shareholders in the Portfolios who are clients of Glenmede Trust, or its Affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular Client (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its Affiliates currently intend to exclude the portion of their Clients’ assets invested in the Core Fixed Income, High Yield Municipal and Short Term Tax Aware Fixed Income Portfolios when calculating Client Fees. Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.

A discussion regarding the Boards’ basis for approving or renewing the Investment Advisory and Sub-Investment Advisory Agreements is available in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2018.

The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolios, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolios and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

Stephen J. Mahoney, Portfolio Manager of the Advisor, is primarily responsible for the management of the Core Fixed Income Portfolio, which he has managed since January 1999. Mr. Mahoney has been employed by the Advisor and its predecessors as a portfolio manager since January 1999. Prior to his employment with Glenmede Trust in 1999, Mr. Mahoney had been a portfolio manager at 1838 Investment Advisors from 1997 to 1999, and a portfolio manager and senior fixed income trader at The Vanguard Group from 1995 to 1997.

Michael C. Crow, Portfolio Manager of the Advisor, is primarily responsible for the management of the Muni Intermediate Portfolio and the Short Term Tax Aware Fixed Income Portfolio. Mr. Crow has been responsible for the management of the Muni Intermediate Portfolio and the Short Term Tax Aware Fixed Income Portfolio since June 30, 2016 and June 29, 2016, respectively. Mr. Crow has been employed by the Advisor and its predecessors as a portfolio manager since 2001. Prior to that time, Mr. Crow served as a vice president of secondary marketing for Chapel Mortgage Corporation responsible for hedging the mortgage origination portfolio from September 1992 to May 2001.

Karl J. Zeile, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, manages the High Yield Municipal Portfolio along with Chad M. Rach, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, and Jerome H. Solomon, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor. Messrs. Zeile and Rach have been responsible for the management of the High Yield Municipal Portfolio since its inception on December 22, 2015. Mr. Solomon has been responsible for the management of the High Yield Municipal Portfolio since October 1, 2017. Mr. Zeile has been employed by the Sub-Advisor and its affiliates since 1999. Mr. Rach has been employed by the Sub-Advisor and its affiliates since 2004. Mr. Solomon has been employed by the Sub-Advisor and its affiliates since 2008.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Portfolios they manage.

GENERAL INFORMATION

If you have any questions regarding the Portfolios, contact the Funds at the address or telephone number stated on the back cover page.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single share of a Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a given Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Portfolio’s financial statements, are included in the Annual Report, which is available upon request.

Core Fixed Income Portfolio

(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2018	2017[1]	2016	2015	2014

Net asset value, beginning of year	$11.04	$11.26	$11.20	$11.21	$11.22

Income from investment operations:
Net investment income	0.25	0.21	0.21	0.23	0.25
Net realized and unrealized gain (loss) on investments	(0.50)	(0.13)	0.14	0.01	0.02

Total from investment operations	(0.25)	0.08	0.35	0.24	0.27

Distributions to shareholders from:
Net investment income	(0.26)	(0.22)	(0.23)	(0.25)	(0.26)
Net realized capital gains	(0.04)	(0.08)	(0.06)	—	(0.02)

Total distributions	(0.30)	(0.30)	(0.29)	(0.25)	(0.28)

Net asset value, end of year	$10.49	$11.04	$11.26	$11.20	$11.21

Total return	(2.32)%	0.75%	3.15%	2.20%	2.52%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$485,201	$488,548	$486,872	$433,086	$426,528
Ratio of operating expenses to average net assets	0.52%	0.52%	0.54%	0.53%	0.56%
Ratio of net investment income to average net assets	2.24%	1.90%	1.84%	2.11%	2.23%
Portfolio turnover rate	29%	46%	24%	27%	18%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

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Muni Intermediate Portfolio

(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2018	2017	2016	2015	2014

Net asset value, beginning of year	$11.01	$11.08	$10.98	$11.04	$10.94

Income from investment operations:
Net investment income	0.20	0.19	0.17	0.16	0.18
Net realized and unrealized gain (loss) on investments	(0.28)	(0.04)	0.10	—	0.15

Total from investment operations	(0.08)	0.15	0.27	0.16	0.33

Distributions to shareholders from:
Net investment income	(0.20)	(0.18)	(0.17)	(0.16)	(0.18)
Net realized capital gains	—	(0.04)	—	(0.06)	(0.05)

Total distributions	(0.20)	(0.22)	(0.17)	(0.22)	(0.23)

Net asset value, end of year	$10.73	$11.01	$11.08	$10.98	$11.04

Total return	(0.73)%	1.38%	2.45%	1.45%	3.09%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$289,401	$303,982	$331,243	$299,121	$263,867
Ratio of operating expenses to average net assets	0.23%	0.23%	0.25%	0.23%	0.25%
Ratio of net investment income to average net assets	1.86%	1.70%	1.53%	1.44%	1.67%
Portfolio turnover rate	31%	19%	34%	71%	46%

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High Yield Municipal Portfolio

(For a share outstanding throughout each year)

	For The Years Ended October 31,		For the Period December 22, 2015[1] through October 31, 2016[2]
	2018	2017

Net asset value, beginning of year	$10.35	$10.39	$10.00

Income from investment operations:
Net investment income	0.30	0.30	0.22
Net realized and unrealized gain (loss) on investments	(0.19)	(0.01)	0.34

Total from investment operations	0.11	0.29	0.56

Distributions to shareholders from:
Net investment income	(0.30)	(0.29)	(0.17)
Net realized capital gains	—	(0.04)	—

Total distributions	(0.30)	(0.33)	(0.17)

Net asset value, end of year	$10.16	$10.35	$10.39

Total return	1.04%	2.89%	5.56%[3,4]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$192,319	$170,440	$153,893
Ratio of operating expenses to average net assets	0.99%	1.00%	—%
Ratio of operating expenses before waiver/reimbursement to average net assets	—%	—%	1.08%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	—%	—%	1.00%[5]
Ratio of net investment income to average net assets	2.90%	2.92%	2.44%[5]
Portfolio turnover rate	44%[6]	43%[6]	73%[7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Annualized.
[6]	Variable Rate Demand Note (VRDN) securities are excluded from the portfolio turnover calculation.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

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Short Term Tax Aware Fixed Income Portfolio

(For a share outstanding throughout each year)

	For The Years Ended October 31,		For the Period June 29, 20161 through October 31, 2016[2]
	2018	2017[2]

Net asset value, beginning of year	$9.98	$9.99	$10.00

Income from investment operations:
Net investment income	0.09	0.07	0.02
Net realized and unrealized gain (loss) on investments	(0.08)	(0.01)	(0.02)

Total from investment operations	0.01	0.06	0.00

Distributions to shareholders from:
Net investment income	(0.09)	(0.07)	(0.01)

Total distributions	(0.09)	(0.07)	(0.01)

Net asset value, end of year	$9.90	$9.98	$9.99

Total return[3]	0.10%	0.57%	(0.02)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$26,294	$33,900	$30,076
Ratio of operating expenses before waiver/reimbursement to average net assets[5]	0.61%	0.69%	0.90%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets[5]	0.55%	0.55%	0.55%[6]
Ratio of net investment income to average net assets[5]	0.92%	0.69%	0.46%[6]
Portfolio turnover rate	19%	31%	35%[7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of June 29, 2016 through October 31, 2016.

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Where to find more information

More Portfolio information is available to you upon request and without charge:

Annual and Semi-Annual Report

The Annual and Semi-Annual Reports provide additional information about the Portfolios’ investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI includes additional information about the Portfolios’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).

You can get free copies of the Portfolios’ Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are also available on Glenmede Investment Management LP’s website at www.glenmedeim.com. You may also request other information about the Portfolios, and make inquiries as follows:

Write to:

The Glenmede Fund/Portfolios

100 Summer Street, Floor 7

SUM0703

Boston, MA 02110

By phone:

1-800-442-8299

Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577

The Glenmede Portfolios’ Investment Company Act File No. is 811-06578

The third party marks appearing above are the marks of their respective owners.

THE GLENMEDE FUND, INC.

Prospectus

February 28, 2019

Equity Portfolios

Institutional Classes

Quantitative U.S. Large Cap Core Equity Portfolio (GTLIX)

(Institutional Shares)

Quantitative U.S. Large Cap Growth Equity Portfolio (GTILX)

(Institutional Shares)

Quantitative U.S. Long/Short Equity Portfolio (GTLSX)

(Institutional Shares)

Small Cap Equity Portfolio (GTSCX)

(Institutional Shares)

Secured Options Portfolio (GLSOX)

(Institutional Shares)

Investment Advisor

Glenmede Investment Management LP

The Securities and Exchange Commission has not approved or disapproved the Portfolios’ securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolios or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios or your financial intermediary electronically by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Portfolios or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Portfolios you hold in the Glenmede fund complex and with your financial intermediary.

SUMMARY SECTION

Quantitative U.S. Large Cap Core Equity Portfolio

(Institutional Shares)

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Institutional Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.10%

Total Annual Portfolio Operating Expenses	0.65%

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. Glenmede Investment Management LP (the “Advisor”) considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.5 billion to $926.9 billion as of May 11, 2018. In addition, at times, the Portfolio may make significant investments in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”) and may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.

3

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

4

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Shares)

During the periods shown in the bar chart, the highest quarterly return was 7.51% (for the quarter ended December 31, 2017) and the lowest quarterly return was -13.09% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (December 30, 2015)
Return Before Taxes	(7.65)%	8.11%
Return After Taxes on Distributions	(9.72)%	6.75%

Return After Taxes on Distributions and Sale of Fund Shares	(2.94)%	6.32%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78)%	8.49%

Morningstar Large Blend Average[1]	(6.27)%	7.52%

[1]

The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception on February 27, 2004. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 28, 2018.

5

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

The minimum initial investment is $10,000,000, which may be reduced or waived in some cases from time to time. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting The Glenmede Trust Company, N.A. (“Glenmede Trust”) by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6

Quantitative U.S. Large Cap Growth Equity Portfolio

(Institutional Shares)

Investment Objective

Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Institutional Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.10%

Total Annual Portfolio Operating Expenses	0.65%

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. Glenmede Investment Management LP (the “Advisor”) considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.5 billion to $926.9 billion as of May 11, 2018. The Portfolio may invest in initial public offerings (“IPOs”).

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.

7

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Shares)

8

During the periods shown in the bar chart, the highest quarterly return was 7.86% (for the quarter ended December 31, 2017) and the lowest quarterly return was -13.37% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (November 5, 2015)
Return Before Taxes	(4.75)%	8.26%
Return After Taxes on Distributions	(8.02)%	6.79%

Return After Taxes on Distributions and Sale of Fund Shares	(0.36)%	6.43%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.51)%	9.84%

Morningstar Large Growth Average[1]	(2.09)%	8.03%

[1]

The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception on February 27, 2004. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 28, 2018.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

The minimum initial investment is $10,000,000, which may be reduced or waived in some cases from time to time. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting The Glenmede Trust Company, N.A. (“Glenmede Trust”) by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

9

Quantitative U.S. Long/Short Equity Portfolio

(Institutional Shares)

Investment Objective

Absolute return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Institutional Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Other Expenses[1]	0.10%
Short Sale Expenses	1.11%

Total Other Expenses	1.21%

Total Annual Portfolio Operating Expenses	2.41%
Fee Waivers and Expense Reimbursements[2]	0.35%

Net Expenses	2.06%

[1]	Other Expenses are based on estimated amounts for the current fiscal year of the Portfolio.
[2]

Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio’s average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that the total annual operating expenses of the Portfolio’s Institutional Shares exceed 1.05% of the average daily net assets of the Portfolio’s Institutional Shares (excluding Acquired Fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$209	$718	$1,254	$2,720

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

10

Principal Investment Strategies

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $159.2 million to $926.9 billion as of May 11, 2018. In addition, at times, the Portfolio may invest in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”) and in initial public offerings (“IPOs”).

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 75% to 100% of net assets and 40-120 short positions that may range from 50% to 95% of net assets from time to time. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

11

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Although Institutional Shares would have similar annual returns to Advisor Shares because the classes are invested in the same portfolio of securities, the returns for Advisor Shares will vary from Institutional Shares because of the lower expenses paid by the Institutional Shares. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the Portfolio’s Advisor Shares average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Long/Short Equity Portfolio (Advisor Shares)

During the periods shown in the bar chart, the highest quarterly return was 6.04% (for the quarter ended March 31, 2012) and the lowest quarterly return was -8.11% (for the quarter ended March 31, 2009).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(8.65)%	2.22%	3.74%
Return After Taxes on Distributions	(8.65)%	2.22%	3.74%

Return After Taxes on Distributions and Sale of Fund Shares	(5.12)%	1.71%	2.96%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	(5.24)%	7.91%	13.18%

Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)[1]	1.89%	0.64%	0.39%

Blended Index (reflects no deduction for fees, expenses or taxes)[2]	(0.08)%	2.88%	4.27%

Morningstar Long/Short Average[3]	(6.29)%	1.17%	3.32%

[1]	The performance of the Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position.
[2]

The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

[3]

The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception on September 29, 2006. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since 2015.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

The minimum initial investment is $10,000,000, which may be reduced or waived in some cases from time to time. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting The Glenmede Trust Company, N.A. (“Glenmede Trust”) by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Small Cap Equity Portfolio

(Institutional Shares)

Investment Objective

Long-term capital appreciation consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Institutional Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.05% shareholder servicing fees payable to Glenmede Trust)	0.15%

Total Annual Portfolio Operating Expenses	0.70%

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $159 million to $5 billion as of May 11, 2018.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

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The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Small Cap Equity Portfolio (Institutional Shares)

During the periods shown in the bar chart, the highest quarterly return was 24.95% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.07% (for the quarter ended September 30, 2011).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(15.72)%	3.05%	12.92%
Return After Taxes on Distributions	(18.91)%	1.45%	11.84%

Return After Taxes on Distributions and Sale of Fund Shares	(7.15)%	2.39%	10.83%

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01)%	4.41%	11.97%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	(12.86)%	3.61%	10.40%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	(4.38)%	8.49%	13.12%

Morningstar Small Blend Average[3]	(12.72)%	3.06%	11.35%

[1]	The Russell 2000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap stocks.
[2]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[3]

The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Robert J. Mancuso, CFA, Portfolio Manager, Christopher J. Colarik, Portfolio Manager, and Jordan L. Irving, Portfolio Manager, of the Advisor have managed the Portfolio since 1996, 2001 and 2018, respectively.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

The minimum initial investment is $10,000,000, which may be reduced or waived in some cases from time to time. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting The Glenmede Trust Company, N.A. (“Glenmede Trust”) by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Secured Options Portfolio

(Institutional Shares)

Investment Objective

Long-term capital appreciation and option premiums consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Institutional Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.09%

Total Annual Portfolio Operating Expenses	0.64%

Example

This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on stock index exchange-traded funds (“ETFs”), stock indices and/or individual stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.

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To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of equity securities with generally similar risk and return characteristics as the S&P 500® Index. The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored American Depositary Receipts (“ADRs”) listed on a U.S. stock exchange. The Portfolio may also buy call and put options on stock index ETFs, stock indices or individual equity securities.

Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of securities held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

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Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of stock indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart will show how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Secured Options Portfolio (Institutional Shares)

During the period shown in the bar chart, the highest quarterly return was 4.43% (for the quarter ended June 30, 2018) and the lowest quarterly return was -11.66% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	Past 1 Year	Since Inception (November 9, 2016)
Return Before Taxes	(4.55)%	0.99%
Return After Taxes on Distributions	(5.22)%	(0.89)%

Return After Taxes on Distributions and Sale of Fund Shares	(2.38)%	0.40%

CBOE S&P 500 Buy-Write Index (reflects no deduction for fees, expenses or taxes)	(4.76)%	4.00%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]	(4.38)%	9.84%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.

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Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager

Sean Heron, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since its inception on June 30, 2010.

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

The minimum initial investment is $10,000,000, which may be reduced or waived in some cases from time to time. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting The Glenmede Trust Company, N.A. (“Glenmede Trust”) by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENTS

Objective, Principal Strategies and Risks

To help you decide which Portfolio is appropriate for you, this section looks more closely at the Portfolios’ investment objectives, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Portfolio.

Each Portfolio’s investment objectives and strategies may be changed by the Board without shareholder approval.

Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. Government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that a Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on that Portfolio’s performance.

Quantitative U.S. Large Cap Core Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index.

The Portfolio currently offers two classes of shares: the Institutional Shares offered in this Prospectus and the Advisor Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate net asset value (“NAV”) and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Quantitative U.S. Large Cap Growth Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index.

The Portfolio currently offers two classes of shares: the Institutional Shares offered in this Prospectus and the Advisor Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference

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between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Quantitative U.S. Long/Short Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide absolute return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Board. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. The Portfolio invests in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index.

There may be times when the Portfolio holds a significant portion of its assets in cash or cash equivalents as a temporary defensive measure, although the Portfolio generally intends to have all its assets invested (either long or short) in equities at all times.

The Portfolio currently offers two classes of shares: the Institutional Shares offered in this Prospectus and the Advisor Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Small Cap Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide long-term capital appreciation consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index.

Equity securities purchased by the Portfolio will be primarily traded on the various stock exchanges and NASDAQ, although the Portfolio may purchase unlisted securities and penny stocks. The securities held by the Portfolio may represent many different types of companies and industries.

The Portfolio currently offers two classes of shares: the Institutional Shares offered in this Prospectus and the Advisor Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares of the Portfolio charges a 0.25% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio charges a 0.05% fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

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Secured Options Portfolio

The Advisor attempts to achieve the Portfolio’s objective of long-term capital appreciation and option premiums consistent with reasonable risk to principal by using option writing strategies in an effort to obtain option premiums and reduce risk. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few, if any, stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.

The Portfolio currently offers two classes of shares: the Institutional Shares offered in this Prospectus and the Advisor Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Foreign Securities

The Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolios may invest in ADRs, which involve risks similar to those accompanying direct investment in foreign securities. There are substantial risks involved in investing in foreign securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on a Portfolio’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Portfolio’s shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in a Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.

Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent a Portfolio from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose a Portfolio to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.

Investing in foreign securities includes the risk of possible losses through the holding of securities in domestic and foreign custodian banks and depositories. Additionally, many countries are dependent on a healthy U.S. economy, and are adversely affected when the U.S. economy weakens or its markets decline. In addition, the risks of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries.

Investments in Other Investment Companies

To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the Secured Options Portfolio may invest in shares of other registered investment companies, including ETFs. If the Portfolio invests

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in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF invests in or is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, ETFs and closed-end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.

Options

The Secured Options Portfolio may write and buy call and put options. The writing of options is intended to earn cash through the receipt of option premiums. As the seller of the call option, the Portfolio receives cash (the “premium”) from the purchaser. Depending on the type of call option, the purchaser of a call option has the right to any appreciation in the value over a fixed price (the “exercise price”) of a security or index either on certain date in the future (the “expiration date”) or at any time prior to the expiration date. If the purchaser does not exercise the option, the Portfolio retains the premium. If the purchaser exercises the option, the Portfolio pays the purchaser the difference between the value of the security or the index and the exercise price of the option or, in the case of options on securities, closes the option by delivering the underlying security versus the payment of the exercise price. The premium, the exercise price and the value of the security or index determine the gain or loss realized by the Portfolio. The Portfolio can also repurchase the call option prior to the expiration date, ending its obligation, and the cost of entering into closing purchase transactions will determine the gain or loss realized by the Portfolio. The Portfolio may also buy call options. The value of a call option generally increases as the price of the underlying stock or index increases and decreases as the price of the underlying stock or index decreases.

The Secured Options Portfolio will also write cash-secured put options in an attempt to complement the covered call strategy. A put option gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified price at any time during the term of the option. To the extent the Portfolio sells cash-secured put options it will be required to hold a significant portion of its assets in cash or cash equivalents, such as U.S. Treasury securities and repurchase agreements, to cover the put option. The Portfolio may also buy put options. The value of a put option generally increases as the price of the underlying stock decreases and decreases as the price of the underlying stock increases.

Writing covered call options may provide a steady cash flow, although it may also reduce the Portfolio’s ability to profit from increases in the value of its equity portfolio. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired unexercised. Writing cash-secured put options may also provide a steady cash flow, although it may also require the Portfolio to realize a loss if the put option is exercised. The Portfolio may also buy put options, which may protect the Portfolio from a significant market decline that may occur over a short period of time. The Portfolio may also buy call options, which may result in the purchase of equities below their market value. As the purchaser of either a call or put option, if the option expires unexercised, the Portfolio will lose the premium it paid to purchase the option. There can be no assurance that a liquid market will exist when the Portfolio seeks to enter or close out an open option position. The value of options may be adversely affected if the market for the options becomes less liquid or smaller.

Repurchase Agreements

Each Portfolio may enter into collateralized repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Such agreements can be entered into for periods of one day or for a fixed term.

In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities

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(including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

Initial Public Offerings

Each Portfolio may invest in IPOs. An IPO is a company’s first offering of stock to the public.

An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (the risk that a Portfolio may experience difficulty in selling its IPO shares in a timely manner).

When a Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investments in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance. Because of the price volatility of IPO shares, a Portfolio may choose to hold IPO shares for a very short period of time. This may increase the portfolio turnover and may lead to increased expenses to the Portfolio, such as commissions and transaction costs. By selling IPO shares, a Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Portfolio will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Portfolio’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Portfolio Turnover

The Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolios may engage in active and frequent trading of portfolio securities. High portfolio turnover may involve correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover may also increase share price volatility and result in realization of taxable capital gains to shareholders with taxable accounts, including short-term capital gains, and may adversely impact a Portfolio’s after-tax returns. Trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

Selection of Investments

The Advisor evaluates the rewards and risks presented by all securities purchased by each Portfolio and how they may advance the Portfolio’s investment objective. It is possible that these evaluations will prove to be inaccurate.

In addition, under normal circumstances, the Quantitative U.S. Long/Short Equity Portfolio’s investment selection process may result in the Advisor taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by the Advisor’s selection process.

Short Sales

The Quantitative U.S. Long/Short Equity Portfolio takes a long position by purchasing a security outright. When the Portfolio takes a short position, it borrows a security and then sells the security at the current market price in

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anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the Portfolio buys the same security in the market and returns it to the lender. The Portfolio makes money when the market price of the borrowed security goes down after the short sale because it will have to pay less to replace the borrowed security than it received when it sold the security short. Conversely, if the price of the security goes up after the sale, the Portfolio will lose money because it will have to pay more to replace the borrowed security than it received when it sold the security short.

The Portfolio’s short selling activities are significantly different from the investment activities of, and involve more risks than, other funds that do not engage in short selling. If a security is sold short and it increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The Portfolio will also incur transaction costs in effecting short sales. The amount of gain will be decreased, and the amount of any loss increased, by the amount of the premium, interest, dividends and transaction costs the Portfolio may be required to pay in connection with the short sale. Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the stock plus the transaction costs. By contrast, there is no maximum attainable price of a shorted security. Therefore, the theoretical loss on securities sold short is unlimited. By contrast, the gain on a short sale, before transaction costs, is generally limited to the difference between the price at which the borrowed security is sold and the price paid to purchase the security to return it to the lender. The use of short sales may also result in the Portfolio realizing more short-term capital gains than it would if the Portfolio did not engage in short sales.

In addition, the Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. This would occur, for example, if the lender of the borrowed security requires the Portfolio to return the security on short notice and the Portfolio is unable to borrow the security from another lender, which may require the Portfolio to purchase the borrowed security at an unfavorable price, resulting in a loss.

Depending on the arrangement with the lender, the Portfolio may be required to pledge all or a significant portion of its assets, which may include cash collateral from securities lending activities, to the lender as collateral for the short sales. The proceeds from the short sales may be retained by the lender as collateral or the Portfolio may be permitted to use the cash proceeds to purchase additional securities or for any other purposes. Because cash proceeds are Portfolio assets which are typically used to satisfy a portion of lender’s collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Portfolio to post as collateral additional securities that it owns or other assets. For these and other reasons, the Portfolio might be required to liquidate long and short positions at times that may be disadvantageous to the Portfolio.

Other Types of Investments

In addition to each Portfolio’s principal investment strategies, and the particular types of securities which each Portfolio may select for investment described above, each Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the Statement of Additional Information (“SAI”).

Investments in Other Investment Companies: Each Portfolio may also invest in shares of other investment companies, including ETFs. The risks of registered investment company investments are described above under “Investments in Other Investment Companies.”

Other Derivatives: The Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolio may use other types of derivatives such as swaps, security-based swaps, futures and options on futures to manage risks inherent in its portfolio and to increase its return. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset such as a security or an index. The use of derivative instruments by a Portfolio may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Some of the risks of investing in derivatives include (i) the risk that the other party to the derivative contract may fail to fulfill its obligations; (ii) the risk that the use of derivatives may reduce liquidity and make the Portfolio harder to value, especially in declining markets; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index; and (iv) the risk that the Portfolio may suffer disproportionately heavy losses relative to the amount invested if the Advisor is incorrect in its expectation of

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fluctuations in securities prices, interest rates or credit events. A Portfolio may invest in derivative instruments to increase total return and for hedging purposes. Investing to increase total return is considered a speculative practice and presents even greater risk of loss.

Real Estate Investment Trusts: Each Portfolio may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code of 1986, as amended (the “Code”) requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.

Securities Lending: In order to generate additional income, each Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Board. All or a portion of the cash collateral received by the Quantitative U.S. Long/Short Equity Portfolio may be used to finance short sales. The value of the securities loaned may not exceed one-third of the value of the total assets of a Portfolio (including the loan collateral). A Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.

Cyber Security Risk: The Portfolios and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolios or their advisers, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. A Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuer of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value.

Portfolio Holdings

The Advisor may publicly disclose information concerning the securities held by each Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (the “SEC”). In addition, the Advisor may post each Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder

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report or quarterly portfolio holding report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

PRICE OF PORTFOLIO SHARES

The price of shares issued by each Portfolio is based on its NAV. Each Portfolio’s NAV per share is determined on a per class basis as of the close of regular trading hours of the NYSE, currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Board has approved that the Portfolios may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.

Each Portfolio’s investments generally are valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith using methods determined by the Board. The Advisor and State Street Bank & Trust Company, the Fund’s custodian, regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report is submitted describing any security that has been fair valued and the basis for the fair value determination.

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted price available when assets are valued. Foreign securities may trade on days when shares of a Portfolio are not priced; as a result, the value of such securities may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.

The frequency with which a Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Valuing a Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.

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ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES

Each Portfolio may appoint one or more intermediaries as its agent to receive purchase and redemption orders of shares of the Portfolios and cause these orders to be transmitted, on an aggregated basis, to the Portfolios’ transfer agent. Orders placed through these intermediaries will be deemed to have been received and accepted by the Portfolio when the intermediary accepts the order. Therefore, the purchase or redemption order will reflect the NAV per share next determined after receipt of the order by the intermediary, if the intermediary successfully transmits the order to the Portfolio’s transfer agent by the next business morning.

Purchase of Shares

Institutional shares of each Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of its clients or the clients (“Clients”) of its affiliated companies (“Affiliates”) and to certain approved employee benefit plans and institutions, including brokers acting on behalf of their clients (“Institutions”), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Fund’s transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. Glenmede Trust has informed the Fund that it and its Affiliates’ minimum and subsequent investment requirements for their Clients’ investments in the Portfolio are the same as those for the Portfolio. Other Institutions may have their own minimum initial and subsequent investment requirements. If you wish to purchase shares in a Portfolio, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

Each Portfolio reserves the right, in its sole discretion, to reject any purchase order, when, in the judgment of management, such rejection is in the best interests of the Portfolio and its shareholders.

Your Institution may charge you for purchasing or selling shares of a Portfolio. There is no transaction charge for shares purchased directly from a Portfolio through Glenmede Trust.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of a Portfolio or to reject purchase orders when, in the judgment of the Advisor, such suspension or rejection is in the best interests of a Portfolio. Subject to the Board’s discretion, the Advisor will monitor each Portfolio’s total assets and may decide to close any of the Portfolios at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Portfolio may adversely affect the implementation of the Portfolio’s investment strategy. Subject to the Board’s discretion, once closed, the Advisor may also choose to reopen a Portfolio to new investments at any time, and may subsequently close such Portfolio again should concerns regarding the Portfolio’s size recur. If a Portfolio closes to new investments, generally that Portfolio would be offered only to certain existing shareholders of the Portfolio and certain other persons, who may be generally subject to cumulative, maximum purchase amounts. The Small Cap Equity Portfolio is currently closed except to certain existing shareholders and certain other persons, as follows:

a.

Fee-based advisory model programs for financial advisors who manage discretionary fee-based wrap accounts that systematically trade in and out of the closed Portfolio based on model portfolio allocations;

b.	Persons who already hold shares of the closed Portfolio directly or through accounts maintained by brokers by arrangement with the Fund;

c.	Existing and future clients of registered investment advisers and planners whose clients already hold shares of the closed Portfolio on transaction fee and non-transaction fee platforms;

d.	Existing and future clients of consultants who already hold shares of the closed Portfolio;

e.	Existing and future clients of the Advisor and Glenmede Trust; and

f.

The closed Portfolio would reserve the right, in its discretion, to accept purchases and exchanges from institutional investors which may include, among others, corporations, endowments, foundations and insurance companies.

The Fund, however, reserves the right to reopen a closed Portfolio to new investments from time to time at its discretion.

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Redemption of Shares

You may redeem Institutional Shares of each Portfolio at any time, without cost, at the NAV per share next determined after the Fund’s transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

You will typically be paid your redemption proceeds within one business day after the Fund’s transfer agent receives your redemption order in proper form; however payment of redemption proceeds may take up to seven days. The Fund may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the SEC.

Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities, although the Fund has the right to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities (“in-kind redemptions”). In-kind redemptions may be in the form of pro-rata slices of a Portfolio’s portfolio, individual securities or a representative basket of securities. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash and may incur transaction expenses in converting these securities to cash. These redemption methods are used regularly and may also be used in stressed market conditions.

Conversion from Institutional Shares to Advisor Shares

If an account no longer meets the minimum balance requirement for Institutional Shares, the Fund may automatically convert the shares in the account to Advisor Shares. A decline in the account balance because of market movement may result in such a conversion. Glenmede Trust will notify you or your Institution in writing before any such conversion occurs.

Frequent Purchases and Redemptions of Portfolio Shares

Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies; harm the performance of a Portfolio; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a Portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.

The Fund does not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Portfolios’ shares, the Fund has established the following procedures designed to discourage market timing of the Portfolios. The Fund will enforce its policies and procedures to discourage market timing of the Portfolios’ shares equitably on all shareholders. There is no guarantee that the Fund will be able to identify individual shareholders who may be market timing the Portfolios or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.

Shares of the Portfolios may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust and the Advisor periodically review trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in their judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust or the Advisor, as applicable. If this information shows that an investor’s trading activity suggests market timing, Glenmede Trust or the Advisor, as applicable, will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolios using criteria that may differ from the criteria established by Glenmede Trust and the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust or the Advisor, as applicable, will determine what action to take, including terminating the relationship with the financial intermediary.

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DIVIDENDS AND DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders in the form of a quarterly dividend.

The Portfolios normally distribute any realized net capital gains at least once a year.

Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.

ADDITIONAL INFORMATION ABOUT TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.

Distributions

Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Portfolio (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of a Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, you must have owned your Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio’s ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Portfolio’s distributions that qualify for this favorable treatment may be reduced as a result of the Portfolio’s securities lending activities, if any, certain options transactions, if any, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Portfolio to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Portfolio’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

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It is contemplated that the Secured Options Portfolio will write call and put options, the Secured Options Portfolio and the Quantitative U.S. Long/Short Equity Portfolio may invest in derivative securities, including swaps, futures and options on futures, and the Quantitative U.S. Long/Short Equity Portfolio will engage in short sales. The tax treatment of these sorts of transactions is complex and may (as may a Portfolio’s high turnover rate) result in the recognition by these Portfolios of significant amounts of short-term capital gain and ordinary income. This, in turn, may cause significant portions of the distributions by these Portfolios to shareholders to be taxable at an ordinary income rate. Also, in some cases, these transactions may cause these Portfolios to recognize income or gain without any corresponding receipt of cash, in which case the Portfolios may have to liquidate other positions to enable them to distribute the amount of that income or gain to shareholders so as to avoid incurring corporate-level tax.

Sales and Redemptions

You will generally recognize taxable gain or loss for Federal income tax purposes on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them.

Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Portfolios (or relevant broker or financial advisor) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Portfolio shareholders cost basis information when such shares are sold. The Portfolios have elected to use the average cost method, unless you instruct the Portfolios to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Portfolios and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your Federal and state income tax returns. Portfolio shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.

Backup Withholding

Each Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Portfolios, however, certain categories of dividends are exempt from the 30% withholding tax. These generally

32

include dividends attributable to the Portfolios’ net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Portfolios’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolios.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Portfolios, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Portfolios.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Portfolio is effectively connected with that trade or business, then the foreign investor’s income from the Portfolio will generally be subject to U.S. Federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Portfolios will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.

State and Local Taxes

You may also be subject to state and local taxes on distributions, sales and redemptions. State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest on U.S. Government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolios. The Advisor, a limited partnership, is wholly-owned by Glenmede Trust. As of December 31, 2018, the Advisor had over $14.6 billion in assets under management.

Under Investment Advisory Agreements with the Fund, the Advisor, subject to the control and supervision of the Board and in conformance with the stated investment objective and policies of each Portfolio, manages the investment and reinvestment of the assets of each Portfolio. It is the responsibility of the Advisor to make investment decisions for each Portfolio and to place each Portfolio’s purchase and sale orders.

For the fiscal year ended October 31, 2018, the Portfolios paid management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the following annual percentage rates of the Portfolio’s average daily net assets, as shown in the following table.

Portfolio	Percentage of Average Daily Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional Shares	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional Shares	0.55%
Quantitative U.S. Long/Short Equity Portfolio — Institutional Shares	1.20%*
Small Cap Equity Portfolio — Institutional Shares	0.55%
Secured Options Portfolio — Institutional Shares	0.55%

*

The Advisor has contractually agreed to waive a portion of its 1.20% management fee so that after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity Portfolio is 0.85% of the Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fee and/or reimburse the Portfolio to the extent that total annual operating expenses of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional

33

Shares exceed 1.05% of the average daily net assets of the Portfolio’s Institutional Shares (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

A discussion regarding the Board’s basis for renewing the Investment Advisory Agreements is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2018.

Shareholders in the Portfolios who are clients of Glenmede Trust, or its Affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular Client (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its Affiliates currently intend to exclude the portion of their Clients’ assets invested in the Portfolios when calculating Client Fees. Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.

The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolios, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolios and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, is primarily responsible for the management of the Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity and Quantitative U.S. Long/Short Equity Portfolios. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp. Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department. Alexander R. Atanasiu, CFA, has been a Portfolio Manager of the Advisor since 2015. Mr. Atanasiu has been employed by the Advisor as a quantitative research analyst since 2005. Messrs. de Vassal and Sullivan have managed the Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity and Quantitative U.S. Long/Short Equity Portfolios since each Portfolio’s commencement of operations on February 27, 2004, February 27, 2004 and September 29, 2006, respectively. Mr. Atanasiu has managed the Quantitative U.S. Large Cap Core Equity Portfolio and Quantitative U.S. Large Cap Growth Equity Portfolio since February 28, 2018, and the Quantitative U.S. Long/Short Equity Portfolio since 2015.

Robert J. Mancuso, CFA, Portfolio Manager of the Advisor, manages the Small Cap Equity Portfolio along with Christopher J. Colarik and Jordan L. Irving. Mr. Mancuso has been responsible for the management of the Small Cap Equity Portfolio since February 27, 1996. Mr. Mancuso has been employed by the Advisor and its predecessors as a portfolio manager since November 1992. Mr. Colarik has been responsible for the management of the Small Cap Equity Portfolio since 2001. Mr. Colarik has been employed by the Advisor and its predecessors as a portfolio manager since 2001. Mr. Irving has been responsible for the management of the Small Cap Equity Portfolio since February 28, 2018. Mr. Irving has been employed by the Advisor as a portfolio manager since 2017. Prior to joining the Advisor, Mr. Irving served as a founding partner and portfolio manager at Irving Magee Investment Management LLC, and prior to that served as a senior portfolio manager for both large and small capitalization value equity strategies at Macquaire Investment Management.

Sean Heron, CFA, Portfolio Manager of the Advisor, is primarily responsible for the management of the Secured Options Portfolio. Mr. Heron has been responsible for the management of the Secured Options Portfolio since it commenced operations on June 30, 2010. He has been employed by the Advisor since June 2010. Since 2006, Mr. Heron has served as Vice President to Glenmede Trust. Prior to that time, Mr. Heron was employed by McGowan Investors LP (2004-2006) and Goldman Sachs & Co. (1999-2003) as a Senior Derivatives Trader.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Fund Portfolios they manage.

Advisor Prior Performance Information for the Secured Options Portfolio

The portfolio manager for the Secured Options Portfolio is an employee of both the Advisor (Glenmede Investment Management LP, as defined above) and the Advisor’s affiliate, Glenmede Trust. The table below sets forth the average

34

annual returns of all separate accounts (referred to in the aggregate as the “Secured Options Composite”) managed by the portfolio manager on behalf of Glenmede Trust that have investment objectives, policies and strategies the Advisor believes are substantially similar to the Secured Options Portfolio, and have been managed in substantially the same way that the Secured Options Portfolio is managed by the Advisor. The Secured Options Composite is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the 1940 Act and the Code that the Portfolio is subject to, which had they applied, might have adversely affected its performance. In addition, securities held by the Portfolio will not be identical to the securities held by the Secured Options Composite, but the Advisor believes differences do not alter the conclusion that the Secured Options Portfolio is substantially similar to the Secured Options Composite.

The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts and does not represent the performance of the Portfolio. Investors should not consider this performance data as a substitute for the performance of the Portfolio, nor should investors consider this data as an indication of future performance of the Portfolio, or of the Advisor. The returns are not intended to predict or suggest the returns that might be experienced by the Portfolio or an individual investing in the Portfolio.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Portfolio’s Institutional Shares, which are listed in its Fees and Expenses Table, were deducted during such periods. The Advisor has informed the Fund that the Secured Options Composite performance was calculated using GIPSTM. This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

Secured Options Composite

Annual Total Returns for the periods ended December 31, 2018

	1 Year	5 Years	10 Years*

Secured Options Composite	(4.53)%	4.11%	8.87%

CBOE S&P 500 Buy-Write Index[1]	(4.77)%	5.08%	7.96%

S&P 500® Index[2]	(4.38)%	8.50%	13.12%

*

The Secured Options Composite was created on December 31, 2003. It has been managed by the current portfolio manager since December 31, 2006. As of December 31, 2018, there were six accounts in the Secured Options Composite.

[1]

The CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500® Index. The Index is unmanaged, and investors cannot invest directly in the Index.

[2]

The S&P 500® Index is a market capitalization weighted index comprised of 500 widely held common stocks listed on the NYSE and NASDAQ. The Index is unmanaged, and investors cannot invest directly in the Index.

GENERAL INFORMATION

If you have any questions regarding the Portfolios, contact the Fund at the address or telephone number stated on the back cover page.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Annual Report, which is available upon request. Financial highlights for the Institutional Shares of the Quantitative U.S. Long/Short Equity Portfolio are not presented as the Institutional Shares of this Portfolio had not been offered as of October 31, 2018.

Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares

(For a share outstanding throughout each year)

	For The Years Ended October 31,		For the Period December 30, 2015[1] through October 31, 2016[2]
	2018	2017

Net asset value, beginning of year	$28.09	$22.37	$21.85

Income from investment operations:
Net investment income	0.34	0.27	0.29
Net realized and unrealized gain on investments	0.95	5.73	0.45

Total from investment operations	1.29	6.00	0.74

Distributions to shareholders from:
Net investment income	(0.33)	(0.28)	(0.22)
Net realized capital gains	(1.16)	—	—

Total distributions	(1.49)	(0.28)	(0.22)

Net asset value, end of year	$27.89	$28.09	$22.37

Total return	4.61%	26.96%	3.41%[3]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$767,117	$549,352	$274,982
Ratio of operating expenses to average net assets	0.65%	0.66%	0.68%[4]
Ratio of net investment income to average net assets	1.22%	1.12%	1.31%[4]
Portfolio turnover rate[5]	71%	62%	111%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

36

Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares

(For a share outstanding throughout each year)

	For The Years Ended October 31,		For the Period November 5, 2015[1] through October 31, 2016[2]
	2018	2017

Net asset value, beginning of year	$31.55	$24.77	$24.83

Income from investment operations:
Net investment income	0.21	0.18	0.22
Net realized and unrealized gain (loss) on investments	1.59	6.80	(0.08)

Total from investment operations	1.80	6.98	0.14

Distributions to shareholders from:
Net investment income	(0.23)	(0.20)	(0.20)
Net realized capital gains	(0.59)	—	—

Total distributions	(0.82)	(0.20)	(0.20)

Net asset value, end of year	$32.53	$31.55	$24.77

Total return	5.74%	28.28%	0.60%[3]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$746,030	$860,416	$35,114
Ratio of operating expenses to average net assets	0.65%	0.66%	0.68%[4]
Ratio of net investment income to average net assets	0.64%	0.66%	0.90%[4]
Portfolio turnover rate[5]	63%	69%	88%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

37

Small Cap Equity Portfolio Institutional Shares

(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2018	2017	2016	2015	2014[1]

Net asset value, beginning of year	$33.54	$26.67	$27.07	$27.28	$27.00

Income from investment operations:
Net investment income	0.09	0.05	0.08	0.08	0.01
Net realized and unrealized gain (loss) on investments	(0.10)	7.37	(0.16)	0.76	1.57

Total from investment operations	(0.01)	7.42	(0.08)	0.84	1.58

Distributions to shareholders from:
Net investment income	(0.07)	(0.03)	(0.08)	(0.03)	(0.11)
Net realized capital gains	(3.21)	(0.52)	(0.24)	(1.02)	(1.19)

Total distributions	(3.28)	(0.55)	(0.32)	(1.05)	(1.30)

Net asset value, end of year	$30.25	$33.54	$26.67	$27.07	$27.28

Total return	(0.36)%	28.10%	(0.25)%	3.24%	6.10%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$2,131,461	$1,879,657	$1,264,752	$963,970	$531,853
Ratio of operating expenses to average net assets	0.70%	0.70%	0.71%	0.71%	0.74%
Ratio of net investment income to average net assets	0.27%	0.16%	0.30%	0.26%	0.03%
Portfolio turnover rate[2]	44%	63%	58%	53%	45%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

38

Secured Options Portfolio Institutional Shares

(For a share outstanding throughout each period)

	For The Year Ended October 31, 2018[2]	For the Period November 9, 2016[1] through October 31, 2017[2]

Net asset value, beginning of year	$12.77	$12.61

Income from investment operations:
Net investment income (loss)	(0.04)	(0.06)
Net realized and unrealized gain on investments	0.40	0.83

Total from investment operations	0.36	0.77

Distributions to shareholders from:
Net realized capital gains	(0.79)	(0.61)

Total distributions	(0.79)	(0.61)

Net asset value, end of year	$12.34	$12.77

Total return	2.97%	6.34%[3]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$396,523	$365,523
Ratio of operating expenses to average net assets[4]	0.64%	0.65%[5]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[4]	(0.30)%	(0.45)%[5]
Portfolio turnover rate[6,7]	—%	—%

[1]	Class commenced operations on November 9, 2016.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.
[7]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

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Where to find more information

More Portfolio information is available to you upon request and without charge:

Annual and Semi-Annual Report

The Annual and Semi-Annual Reports provide additional information about the Portfolios’ investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI includes additional information about the Portfolios’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).

You can get free copies of the Portfolios’ Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are also available on Glenmede Investment Management LP’s website at www.glenmedeim.com. You may also request other information about the Portfolios, and make inquiries as follows:

Write to:

The Glenmede Fund, Inc.

100 Summer Street, Floor 7

SUM0703

Boston, MA 02110

By phone:

1-800-442-8299

Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577

The third party marks appearing above are the marks of their respective owners.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

(800) 442-8299

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2019

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.’s (“Glenmede Fund”) and The Glenmede Portfolios’ (“Glenmede Portfolios” and, collectively with the Glenmede Fund, the “Funds”) Prospectuses dated February 28, 2019, as amended or supplemented from time to time (the “Prospectuses”). This SAI is for the Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares (GTLOX) and Institutional Shares (GTLIX)), Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Shares (GTLLX) and Institutional Shares (GTILX)), Quantitative U.S. Large Cap Value Equity Portfolio (GQLVX), Quantitative U.S. Small Cap Equity Portfolio (GQSCX), Quantitative International Equity Portfolio (GTCIX), Responsible ESG U.S. Equity Portfolio (RESGX), Women in Leadership U.S. Equity Portfolio (GWILX), Quantitative U.S. Long/Short Equity Portfolio (Advisor Shares (GTAPX) and Institutional Shares (GTLSX)), Quantitative U.S. Total Market Equity Portfolio (GTTMX), Strategic Equity Portfolio (GTCEX), Small Cap Equity Portfolio (Advisor Shares (GTCSX) and Institutional Shares (GTSCX)), Large Cap Value Portfolio (GTMEX), Equity Income Portfolio (GEQIX), Secured Options Portfolio (Advisor Shares (GTSOX) and Institutional Shares (GLSOX)), Global Secured Options Portfolio (NOVIX), Alternative Risk Premia Portfolio (GLARX), Core Fixed Income Portfolio (GTCGX), Muni Intermediate Portfolio (GTCMX), High Yield Municipal Portfolio (GHYMX) and Short Term Tax Aware Fixed Income Portfolio (GTAWX) (each, a “Portfolio” and collectively, the “Portfolios”). No investment in shares of a Portfolio should be made without first reading the Prospectus of the Portfolio. This SAI is incorporated by reference in its entirety into each Prospectus. The Funds’ audited financial statements and financial highlights appearing in the 2018 Annual Report to Shareholders are incorporated by reference into this SAI. No other part of the Annual Report is incorporated by reference herein. A copy of the Funds’ Prospectuses and Annual Report are available without charge, upon request, by calling the Funds at the above telephone number.

Capitalized terms used in this SAI and not otherwise defined have the same meanings given to them in the Funds’ Prospectuses.

THE FUNDS

The Glenmede Fund was organized as a Maryland corporation on June 30, 1988. The Glenmede Fund’s Articles of Incorporation, as amended, authorize its Board of Directors (the “Glenmede Fund Board”) to issue 6,000,000,000 shares of common stock, with a $.001 par value. The Glenmede Fund Board has the power to subdivide these shares into one or more investment portfolios from time to time. The Glenmede Fund Board also has the power to designate separate classes of shares within the same Portfolio. As of the date hereof, the Glenmede Fund is offering shares of the following nineteen Portfolios, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Shares and Institutional Shares), Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio (Advisor Shares and Institutional Shares), Short Term Tax Aware Fixed Income Portfolio, Small Cap Equity Portfolio (Advisor Shares and Institutional Shares), Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio.

The Glenmede Portfolios was organized as a Massachusetts business trust on March 3, 1992. The Glenmede Portfolios’ Master Trust Agreement, as amended and restated, authorizes its Board of Trustees (the “Glenmede Portfolios Board” and collectively with the Glenmede Fund Board, the “Boards”) to issue an unlimited number of shares of beneficial interest with a $.001 par value. The Glenmede Portfolios Board has the power to subdivide these shares into one or more investment portfolios (“Sub-Trusts”). Currently, the Glenmede Portfolios is offering shares of one Sub-Trust, the Muni Intermediate Portfolio.

Each Fund is an open-end, management investment company. The Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Short Term Tax Aware Fixed Income Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio are diversified Portfolios of the Glenmede Fund. The Muni Intermediate Portfolio is a diversified Portfolio of the Glenmede Portfolios.

On February 27, 1997, the Model Equity Portfolio changed its name to the Large Cap Value Portfolio. On September 25, 1997, the Intermediate Government Portfolio changed its name to the Core Fixed Income Portfolio. On February 28, 2000, the Small Capitalization Equity Portfolio (Advisor and Institutional Shares) changed its name to the Small Capitalization Value Portfolio (Advisor and Institutional Shares), and then on March 22, 2002, it changed its name to the Small Cap Equity Portfolio. On August 20, 1998, the Equity Portfolio changed its name to the Tax Managed Equity Portfolio, and then on February 28, 2000, it changed its name to the Strategic Equity Portfolio. On February 27, 2005, the Small Capitalization Growth Portfolio changed its name to the U.S. Emerging Growth Portfolio. On September 18, 2007, the Absolute Return Portfolio changed its name to the Long/Short Portfolio and the Total Market Long/Short Portfolio changed its name to the Total Market Portfolio. On February 28, 2014, the Large Cap 100 Portfolio changed its name to the Large Cap Core Portfolio. On May 1, 2017, the International Secured Options Portfolio changed its name to the Global Secured Options Portfolio. On February 28, 2018, the Large Cap Core Portfolio (Advisor Shares and Institutional Shares), Large Cap Growth Portfolio (Advisor Shares and Institutional Shares), International Portfolio, Long/Short Portfolio and Total Market Portfolio changed their respective names to the Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, respectively. References in this SAI are to a Portfolio’s current name.

On March 1, 1991 the Small Cap Equity Portfolio commenced operations offering a single class of shares. On January 1, 1998, the Small Cap Equity Portfolio began to offer a second class of shares known as “Institutional Shares.” The original class of shares has been designated as “Advisor Shares.”

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On February 27, 2004 the Quantitative U.S. Large Cap Core Equity and Quantitative U.S. Large Cap Growth Equity Portfolios commenced operations, each offering a single class of shares. On June 30, 2015, the Quantitative U.S. Large Cap Core Equity and Quantitative U.S. Large Cap Growth Equity Portfolios began to offer a second class of shares known as “Institutional Shares.” The original class of shares has been designated as “Advisor Shares.”

On September 29, 2006 and December 21, 2006, the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, respectively, commenced operations, each offering a single class of shares. On February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio began to offer a second class of shares known as “Institutional Shares.” The original class of shares has been designated as “Advisor Shares.”

On June 30, 2010, the Secured Options Portfolio commenced operations, offering a single class of shares. On July 14, 2016, the Secured Options Portfolio began to offer a second class of shares known as “Institutional Shares.” The original class of shares has been designated as “Advisor Shares.”

On September 28, 2012, the Global Secured Options Portfolio commenced operations, offering a single class of shares.

On December 22, 2015, the High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio commenced operations, each offering a single class of shares.

On June 29, 2016, the Short Term Tax Aware Fixed Income Portfolio commenced operations, offering a single class of shares.

On December 21, 2016, the Equity Income Portfolio commenced operations, offering a single class of shares.

On November 13, 2017, the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations, each offering a single class of shares.

Effective November 15, 2018, the Mid Cap Equity Portfolio was liquidated.

On December 19, 2018, the Alternative Risk Premia Portfolio commenced operations, offering a single class of shares.

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INVESTMENT STRATEGIES

The following investment strategies supplement those set forth in the Funds’ Prospectuses. Unless specified below and except as described under “Investment Limitations,” the following investment strategies are not fundamental and a particular Fund’s Board may change such strategies without shareholder approval.

Quantitative U.S. Large Cap Core Equity Portfolio and Quantitative U.S. Large Cap Growth Equity Portfolio

From time to time, Glenmede Investment Management LP (“GIM” or the “Advisor”) may revise its equity computer model programs to try to maintain or enhance a Portfolio’s performance.

The Quantitative U.S. Large Cap Core Equity Portfolio intends to remain, for the most part, fully invested in equity securities which may include American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”).

The Quantitative U.S. Large Cap Core Equity and Quantitative U.S. Large Cap Growth Equity Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes each Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P Global Ratings (“S&P”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”), or in similar money market securities.

Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio

From time to time, the Advisor may revise its equity computer model programs to try to maintain or enhance a Portfolio’s performance.

The Quantitative U.S. Large Cap Value Equity and Quantitative U.S. Small Cap Equity Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes each Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in similar money market securities.

Quantitative International Equity Portfolio

From time to time, the Advisor may revise its equity computer model programs to try to maintain or enhance the Portfolio’s performance.

The Portfolio intends to remain, for the most part, fully invested in equity securities of companies located outside of the United States. However, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in equivalent money market securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the European Currency Unit (“ECU”).

The Portfolio may also enter into forward currency exchange contracts only to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it may not enter into such contracts for speculative purposes.

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Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio

From time to time, the Advisor may revise its equity computer model programs to try to maintain or enhance a Portfolio’s performance.

The Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio each intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, ADRs listed on the NYSE.

The Responsible ESG U.S. Equity and Women in Leadership U.S. Equity Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes each Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in similar money market securities.

Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio

The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued.

From time to time, the Advisor may revise its equity computer programs to try to maintain or enhance a Portfolio’s performance.

The Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes, each Portfolio may invest a significant portion of its assets in cash, short-term instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, U.S. Government securities, repurchase agreements or in similar money market securities.

In the course of pursuing its investment strategies, the Quantitative U.S. Long/Short Equity Portfolio may invest in derivative instruments. Derivatives may be used in a variety of ways to meet the objectives of the Advisor. Options, futures contracts, forward contracts, and swaps are examples of derivative instruments in which the Quantitative U.S. Long/Short Equity Portfolio may invest.

Strategic Equity Portfolio

The Portfolio expects to have a low portfolio turnover rate relative to other funds with similar investment objectives. It is impossible to predict the impact of such a strategy on the realization of gains and losses. Additionally, the Portfolio reserves the right to sell securities irrespective of how long they have been held.

The Portfolio may sell a particular security, even though it may realize a short-term capital gain, if the value of that security is believed to have reached its peak or is expected to decline before the Portfolio would have held it for the long-term holding period. The Portfolio may also be required to sell securities in order to generate cash to pay expenses or satisfy shareholder redemptions. Certain equity and other securities held by the Portfolio will produce ordinary taxable income on a regular basis.

The Portfolio intends to remain, for the most part, fully invested in equity securities, which may include securities of companies located outside the United States and ADRs listed on the NYSE, and will not engage in “market timing” transactions. However, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in preferred stocks, convertible debentures, and the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the 1940 Act and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad,

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denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime- 1 by Moody’s, or in equivalent money market securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the ECU.

The Portfolio may also purchase or write call and put options on appropriate securities or securities indices. The aggregate value of the Portfolio’s assets subject to options written may not exceed 50% of its total assets (taken at market value on the date written) and the aggregate premiums on options purchased by the Portfolio will not exceed 50% of its total assets. Options can attempt to enhance return through price appreciation of the option, increase income, hedge to reduce overall portfolio risk, and/or hedge to reduce individual security risk. Additionally, the Portfolio may also enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Small Cap Equity Portfolio

The Portfolio may invest in securities of companies located outside the United States.

Under normal circumstances, at least 80% of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in equity securities of U.S. small cap companies that the Advisor believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index. However, if warranted in the judgment of the Advisor, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in preferred stocks and convertible debentures with a minimum rating of BBB by S&P or Baa by Moody’s, and the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the 1940 Act and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in equivalent money market securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the ECU.

The Portfolio’s holdings will tend to be characterized by relatively low price-to-earnings ratios. There is no mandated income requirement for securities held by the Portfolio. The Portfolio generally will be more volatile and have a higher expected growth rate than the overall market. In certain periods, the Portfolio may fluctuate independently of broad, larger capitalization indices such as the S&P 500® Index.

Large Cap Value Portfolio

The Large Cap Value Portfolio intends to remain, for the most part, fully invested in equity securities which may include ADRs listed on the NYSE.

The Large Cap Value Portfolio will not engage in “market timing” transactions. However, for temporary defensive purposes the Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in similar money market securities.

The Large Cap Value Portfolio may also purchase or write covered call and put options on appropriate securities or securities indices. Options can attempt to enhance return through price appreciation of the option, increase income, hedge to reduce overall portfolio risk, and/or hedge to reduce individual security risk. Additionally, the Portfolio may also enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

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Equity Income Portfolio

Under normal circumstances, at least 80% of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in income-producing equity securities, such as common and preferred stocks. The Portfolio primarily invests in U.S. large cap companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in either the Russell 1000® Index or the S&P 900® Index, and that have a dividend yield above the S&P 500® Index at the time of purchase. Additional consideration is given to the expected future growth rate of such dividends. The Portfolio seeks to invest in companies with yields higher than the yield of the S&P 500® Index in an attempt to provide a high level of current income relative to other mutual funds that invest in equity securities.

From time to time, the Advisor may revise its equity computer model programs to try to maintain or enhance the Portfolio’s performance.

The Portfolio intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, ADRs listed on the NYSE.

The Portfolio will not engage in “market timing” transactions. However, for temporary defensive purposes the Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in similar money market securities.

Secured Options Portfolio and Global Secured Options Portfolio

The Secured Options and Global Secured Options Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes, each Portfolio may invest a significant portion of its assets in cash, short-term instruments issued by U.S. or foreign issuers denominated in dollars, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, U.S. Government securities, repurchase agreements or in similar money market securities.

Alternative Risk Premia Portfolio

The Portfolio will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued.

From time to time, the Advisor may revise its equity computer programs to try to maintain or enhance the Portfolio’s performance.

The Portfolio will not engage in “market timing” transactions. However, for temporary defensive purposes, the Portfolio may invest a significant portion of its assets in cash, short-term instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, U.S. Government securities, repurchase agreements or in similar money market securities.

In the course of pursuing its investment strategies, the Portfolio may invest in derivative instruments directly or through a wholly-owned and controlled subsidiary to be organized under the laws of the Cayman Islands (the “Subsidiary”). Derivatives may be used in a variety of ways to meet the objectives of the Advisor. Options, futures contracts, forward contracts and swaps are examples of derivative instruments in which the Portfolio may invest.

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Core Fixed Income Portfolio

The Portfolio may invest in the following securities: (i) straight-debt and mortgage-backed obligations issued or guaranteed by the U.S. Government or its sponsored agencies, enterprises or instrumentalities; (ii) securities of international institutions which are not direct obligations of the U.S. Government but which involve governmental agencies, enterprises or instrumentalities; (iii) any other publicly or privately placed, unrated securities issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities, which, in the opinion of the Advisor, are equivalent in credit quality to securities rated at the time of purchase at least A-3 by S&P or A-1 by Moody’s; (iv) mortgage-backed and asset-backed obligations which are privately issued with a rating at the time of purchase of at least A-3 by S&P or A-1 by Moody’s; (v) debt obligations of domestic and foreign companies rated at the time of purchase at least A-3 by S&P or A-1 by Moody’s; (vi) securities issued by other registered investment companies, including exchange-traded funds (“ETFs”), that are rated at the time of purchase at least investment grade (at least BBB- by S&P or Baa(3) by Moody’s); and (vii) taxable municipal bonds rated at the time of purchase at least A-3 by S&P or A-1 by Moody’s. If any of the above securities are unrated at the time of purchase, they will be in the Advisor’s opinion, equivalent in credit quality to securities so rated. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable. Any of the above securities may be variable or floating rate. Under normal circumstances, the Portfolio will invest no more than 35% of the value of its total assets in the securities described in (ii) and (iv), no more than 50% of the value of its total assets in the securities described in (v), no more than 10% of the value of its total assets in the securities described in (vi), and less than 5% of the value of its total assets in securities described in (vii) of the first sentence of this paragraph. Debt obligations issued by companies or other entities that are guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor and are not subject to this percentage limitation.

The Portfolio’s securities held subject to repurchase agreements may have stated maturities exceeding 13 months; however, the Advisor currently expects that repurchase agreements will mature in less than 13 months. Additionally, the Portfolio may enter into reverse repurchase agreements.

Muni Intermediate Portfolio

The Portfolio’s investments in municipal obligations may also include tax-exempt commercial paper rated A-1 or higher by S&P or Prime-1 or higher by Moody’s.

The two principal classifications of municipal obligations are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special or specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

During temporary defensive periods, the Portfolio may invest without limitation in obligations which are not municipal obligations and may hold without limitation uninvested cash reserves. Such securities may include, without limitation, bonds, notes, variable rate demand notes and commercial paper, provided such securities are rated within the relevant categories applicable to municipal obligations as set forth above and in the Portfolio’s prospectus under the heading “Investment Duration and Quality,” or if unrated, are of comparable quality as determined by the Advisor. Additionally, the Portfolio may invest, without limitation, in other non-municipal debt obligations, such as bank obligations which are also of comparable quality as determined by the Advisor. Furthermore, the Portfolio may acquire “stand-by commitments” with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio’s option, specified municipal obligations at a specified price. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

High Yield Municipal Portfolio

Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. The Portfolio may invest, without limitation, in

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municipal securities that pay interest that may be subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds.”) by nationally recognized statistical rating organizations (“NRSROs”) designated by Capital Guardian Trust Company (“CGTC” or the “Sub-Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. The Portfolio’s investments in municipal obligations may also include debt securities rated BBB or higher by NRSROs.

For a description of the two principal classifications of municipal obligations, “general obligation” securities and “revenue” securities, see the “Muni Intermediate Portfolio” above.

Municipal obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

During temporary defensive periods, the Portfolio may invest without limitation in obligations which are not municipal obligations and may hold without limitation uninvested cash reserves. Such securities may include, without limitation, bonds, notes, variable rate demand notes and commercial paper, provided such securities are rated within the relevant categories applicable to municipal obligations as set forth above and in the Portfolio’s prospectus under the heading “Objective, Principal Strategies and Risks,” or if unrated, are of comparable quality as determined by the Portfolio’s Sub-Advisor. The Portfolio may also invest in higher quality fixed income securities. Additionally, the Portfolio may invest, without limitation, in other non-municipal debt obligations, such as bank obligations which are also of comparable quality as determined by the Portfolio’s Sub-Advisor. Furthermore, the Portfolio may acquire “stand-by commitments” with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio’s option, specified municipal obligations at a specified price. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Short Term Tax Aware Fixed Income Portfolio

The Portfolio may invest in the following securities: (i) municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax; (ii) securities issued by other registered investment companies, including closed-end funds and ETFs that invest in fixed income securities; (iii) corporate bonds; (iv) preferred stock; (v) straight-debt and mortgage-backed obligations issued or guaranteed by the U.S. Government or its sponsored agencies, enterprises or instrumentalities; (vi) securities of international institutions which are not direct obligations of the U.S. Government but which involve governmental agencies, enterprises or instrumentalities; (vii) any other publicly or privately placed securities issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; (viii) mortgage-backed and asset-backed obligations which are privately issued; (ix) debt obligations of domestic and foreign companies; and (x) taxable municipal bonds. Any of the above securities may be variable or floating rate. Under normal circumstances, the Portfolio will invest at least 50% of the value of its total assets in the securities described in (i). Debt obligations issued by companies or other entities that are guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor.

All of the above securities, with the exception of other registered investment companies, such as closed-end funds and ETFs, will be rated at the time of purchase at least investment grade (rated within the top four rating categories by a NRSRO or unrated but determined to be of comparable quality by the Advisor at the time of purchase). If a portfolio security’s rating is reduced to below the above minimum levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable. The Portfolio may invest in other registered investment companies, including closed-end funds or ETFs that hold high-yield fixed income securities that are rated at the time of purchase below investment grade (rated BB or below or Ba or below (commonly referred to as “junk bonds) by NRSROs or unrated but determined to be of comparable quality at the time of purchase).

The Portfolio’s securities held subject to repurchase agreements may have stated maturities exceeding 13 months; however, the Advisor currently expects that repurchase agreements will mature in less than 13 months. Additionally, the Portfolio may enter into reverse repurchase agreements.

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COMMON INVESTMENT POLICIES AND RISKS

Asset Backed Securities

The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may invest in asset-backed securities consisting of undivided fractional interests in pools of consumer loans or receivables held in a trust. Examples include certificates for automobile receivables and credit card receivables. Payments of principal and interest on the loans or receivables are passed through to certificate holders. Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities, however, they may be guaranteed up to a certain amount by a private issuer through a letter of credit. Payment on asset-backed securities of private issuers is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security’s par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables.

An asset-backed security’s underlying assets may be prepaid with the result of shortening the certificate’s weighted average life. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. The proceeds of prepayments received by a Portfolio must be reinvested in securities whose yields reflect interest rates prevailing at the time. Thus, a Portfolio’s ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent reinvestments are in lower yielding securities. The actual maturity and realized yield will therefore vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Portfolio’s experiencing difficulty in valuing or liquidating such securities.

Borrowing

As a temporary measure for extraordinary or emergency purposes, each Portfolio may borrow money from banks in amounts not exceeding one-third of total assets. However, with the exception of the Quantitative U.S. Total Market Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio, none of the Portfolios will borrow money for speculative purposes. If the market value of a Portfolio’s securities should decline, the Portfolio may experience difficulty in repaying the borrowing.

As required by the 1940 Act, a Portfolio must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Portfolio’s assets should fail to meet this 300% coverage test, a Portfolio, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Borrowing of securities in connection with short sales and derivative transactions such as options, futures and swaps are not subject to this limitation. The Portfolios are authorized to pledge portfolio securities to the lender as collateral in connection with any borrowings. Reverse repurchase agreements constitute borrowings, and leverage is a related risk.

The Quantitative U.S. Total Market Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio may each borrow money from banks for investment purposes up to one-third of its total assets (including the amount borrowed). Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Portfolio’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Portfolio will increase more when the Portfolio’s assets increase in value and decrease more when the Portfolio’s assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Portfolio. Under adverse conditions, a Portfolio may have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. A Portfolio may lose money as a result of its borrowing activities.

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Commodities

The Alternative Risk Premia Portfolio will obtain exposure to commodities by investing in ETFs and exchange-traded notes (“ETNs”) that seek to track the performance of commodity futures indices. Commodities may subject the Portfolio to greater volatility than investments in traditional securities. Commodities may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolio’s investments to greater volatility than investments in traditional securities. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities or commodities they are designed to track, although a lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities or commodities.

Credit Risks

Because the Portfolios may invest in fixed income securities, they are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

The Short Term Tax Aware Fixed Income and High Yield Municipal Portfolios may invest in securities which have the lowest rating in the investment grade category (i.e., Baa3 by Moody’s or BBB- by S&P). Such securities are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. The High Yield Municipal Portfolio will generally invest in high yield or non-investment grade fixed income and convertible securities (sometimes referred to as “junk bonds”). The Short Term Tax Aware Fixed Income Portfolio may also invest in registered investment companies, including closed-end funds or ETFs that hold high-yield fixed income securities that are rated at the time of purchase below investment grade (rated BB or below or Ba or below). Such “junk bond” securities generally present the highest credit risk.

Ratings published by NRSROs are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

Depositary Receipts

The Equity Income Portfolio, Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Large Cap Value Portfolio, Responsible ESG U.S. Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Secured Options Portfolio, Women in Leadership U.S. Equity Portfolio and Alternative Risk Premia Portfolio may purchase certain sponsored or unsponsored depositary receipts. In sponsored programs, an issuer makes arrangements to have its securities traded in the form of depositary receipts. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in depositary receipts will be deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.

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The Equity Income Portfolio, Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Large Cap Value Portfolio, Responsible ESG U.S. Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Secured Options Portfolio, Women in Leadership U.S. Equity Portfolio and Alternative Risk Premia Portfolio may invest in ADRs. The Global Secured Options Portfolio, Quantitative International Equity Portfolio and Alternative Risk Premia Portfolio may also invest in Global Depositary Receipts (“GDRs”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter (“OTC”) market. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. GDRs are depositary receipts where the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Investments in ADRs and GDRs, involve risks similar to those accompanying direct investments in foreign securities.

Derivative Instruments

In the course of pursuing its investment strategies, the Global Secured Options Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Strategic Equity Portfolio and Alternative Risk Premia Portfolio may invest in certain types of derivative instruments. Derivatives are financial contracts whose values depend on the values of other investments, exchange rates or indices, in connection with its investment strategies to hedge and manage risk and to increase its return. Derivatives may be used in a variety of ways to meet the objectives of the Advisor. These Portfolios may purchase or write call and put options on appropriate securities or securities indices. Futures contracts, forward contracts, options on futures, and index, interest rate, total return and equity swaps are examples of derivative instruments in which the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Alternative Risk Premia Portfolio may invest. Futures, options and swaps are commonly used for traditional hedging and cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Portfolio’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. The price of derivatives can be very volatile and result in disproportionately heavy losses to a Portfolio relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or credit events. A Portfolio’s use of derivatives involves risks that may be different from the risk associated with investing directly in the underlying assets, including the risk that changes in the value of the derivative may not correlate perfectly with the underlying assets, interest rate or index. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

Derivatives are also subject to the risk that the counterparty will default on its obligations. If such a default occurs, a Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The use of certain derivative instruments is subject to applicable regulations of the Securities and Exchange Commission (the “SEC”), the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (the “CFTC”). The Glenmede Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore, is not subject to registration or regulation as a commodity pool operator under that Act with respect to such Portfolios as of the date thereof.

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Exchange-Traded Funds

The Portfolios may invest in shares of registered open-end or closed-end investment companies, including ETFs. Some ETFs seek to track the performance of a particular market index, and are a type of index fund bought and sold on a securities exchange. These indices include not only broad-market indices but more narrowly-based indices as well, including those relating to particular sectors, markets, regions or industries. ETF and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System. The Portfolios may purchase ETF shares as a way of gaining exposure to the segments of the equity or fixed income markets represented by the ETF’s portfolio instead of buying those portfolio securities directly. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Because most ETFs are investment companies, the Portfolios’ purchase of ETF shares generally are subject to the percentage limitations and risks described below under “Investment Company Securities.”

An investment in an ETF or a closed-end fund generally presents the same primary risks as an investment in a conventional open- end fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF or a closed-end fund can fluctuate within a wide range, and the Portfolios could lose money investing in such a fund if the prices of the stocks owned by it go down. In addition, ETFs and closed-end funds are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of their shares may trade at a discount to their NAV; (ii) an active trading market for their shares may not develop or be maintained; or (iii) trading of their shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Exchange-Traded Notes

The Alternative Risk Premia Portfolio may invest in ETNs. An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index. ETNs are publically traded on a U.S. securities exchange. An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share. Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Fixed Income Securities

The Portfolios may invest in fixed income securities, which are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of

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2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of a Portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it.

There may be little trading in the secondary market for particular debt securities, which may affect adversely a Portfolio’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Fixed income securities are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk. The Advisor and the High Yield Municipal Portfolio’s Sub-Advisor, as applicable, each attempts to reduce the risks described above through diversification of Portfolio investments and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A to this SAI for more information about credit ratings.

Foreign Securities

The Quantitative International Equity Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio invest in foreign securities, either directly or through ADRs. In addition, the Equity Income Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio may invest in foreign securities either directly or through ADRs, and the Global Secured Options Portfolio, Quantitative International Equity Portfolio and Alternative Risk Premia Portfolio may invest in foreign securities through GDRs as well. Such investments may involve higher costs than investments in U.S. securities, including higher transaction costs and additional taxes by foreign governments. Foreign investments may also present additional risks associated with currency exchange rates, differences in accounting, auditing and financial reporting standards, holding securities in domestic and foreign custodian banks and depositories, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividends, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.

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Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Portfolio are uninvested and no return is earned. The inability of a Portfolio to make intended security purchases due to these and other settlement problems could cause such Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Additionally, a Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

Although the Portfolios are permitted to invest in securities denominated in foreign currencies, the Portfolios value their securities and other assets in U.S. dollars. As a result, the NAV of a Portfolio’s shares may fluctuate with U.S. dollar exchange rates as well as with price changes of a Portfolio’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Portfolios make their investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolios’ securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Portfolios’ securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Portfolios are subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In 2016, the United Kingdom (“UK”) held a referendum election and voters elected to withdraw from the EU. The United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly referred to as “Brexit”) by invoking Article 50, which triggered a two-year period of negotiations on the terms of Brexit. There is significant uncertainty regarding the potential consequences and precise timeframe for Brexit. The Portfolios may be exposed to risks related to Brexit, including volatile trading markets and significant and unpredictable currency fluctuations. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

The Global Secured Options Portfolio, Quantitative International Equity Portfolio and Alternative Risk Premia Portfolio may invest in emerging market countries. The risks described above apply to an even greater extent to investments in emerging market countries. The securities markets of emerging market countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging market countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries. Developing countries may impose restrictions on a Portfolio’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Portfolio.

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Economies of emerging market countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging market countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce the Portfolios’ income from investments in securities or debt instruments of emerging country issuers.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Lastly, emerging market countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause the Portfolios to suffer a loss of any or all of its investments (or, in the case of fixed income securities, interest) in emerging market countries.

Forward Foreign Exchange Contracts

The Global Secured Options Portfolio, Quantitative International Equity Portfolio and Alternative Risk Premia Portfolio may enter into forward foreign exchange contracts, but such contracts may not be used for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC such as the New York Mercantile Exchange. The Portfolios would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as permitted by regulations which permit principals of an investment company registered under the Commodity Exchange Act to engage in such transactions without registering or being regulated as commodity pool operators.

Forward foreign currency exchange contracts allow a Portfolio to hedge the currency risk of portfolio securities denominated in a foreign currency. This method of protecting the value of a Portfolio’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Additionally, investments in foreign currency exchange contracts involve other risks similar to those accompanying direct investments in foreign securities.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

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At the maturity of a forward contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

Illiquid Investments

The Core Fixed Income Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Large Cap Value Portfolio, Muni Intermediate Portfolio, Small Cap Equity Portfolio and Strategic Equity Portfolio will not invest more than 10% of their respective net assets in investments that are illiquid. The Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Short Term Tax Aware Fixed Income Portfolio, Quantitative U.S. Total Market Equity Portfolio, Women in Leadership U.S. Equity Portfolio and Alternative Risk Premia Portfolio will not invest more than 15% of their respective net assets in investments that are illiquid. These investments are subject to the risk that should a Portfolio need to dispose of such investments, there may not be a ready market or the Portfolio may have to sell such investments at an undesirable price. Illiquid investments are any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment (including repurchase agreements in excess of seven days).

The SEC has adopted a liquidity risk management rule, Rule 22e-4 (the “Liquidity Rule”), that required the Portfolios to establish a liquidity risk management program by December 1, 2018, although certain requirements under the rule will not go into effect until June 1, 2019. The impact the Liquidity Rule will have on the Portfolios is not yet fully known, but the Liquidity Rule could impact a Portfolio’s performance and its ability to achieve its investment objective. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Fund’s Board and, when required, to the SEC.

Indexed Securities

An indexed security is an instrument whose price is indexed to the price of another security, security index, currency, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Initial Public Offerings

An initial public offering (“IPO”) is a company’s first offering of stock to the public. The Equity Income Portfolio, Global Secured Options Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Option Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Women in Leadership U.S. Equity Portfolio and Alternative Risk Premia Portfolio may invest in IPOs.

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An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

When a Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investments in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance. Because of the price volatility of IPO shares, a Portfolio may choose to hold IPO shares for a very short period of time. This may increase the portfolio turnover and may lead to increased expenses to the Portfolio, such as commissions and transaction costs. By selling IPO shares, the Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Portfolio will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Portfolio’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Interest Rate Risks

The Portfolios may invest in fixed income securities. Generally, a fixed income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently has been gradually raising interest rates. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting the Portfolio’s performance. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.

Investment Company Securities

Each Portfolio may invest in securities issued by other open-end or closed-end investment companies, including ETFs. Each Portfolio may invest in securities issued by such other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, each Portfolio’s investment in such securities currently is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits a Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s investment objective. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of the other investment company’s advisory fees and other expenses, in addition to the expenses the Portfolio bears directly in connection with its own operations. Furthermore, the investment company securities in which a Portfolio invests may decline in value. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Glenmede Fund Board, certain Portfolios may invest in certain ETFs in excess of the limits described above, provided that the Glenmede Fund complies with certain conditions of the SEC orders and any other applicable investment limitations.

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Each Portfolio’s shares may be purchased by other investment companies, including other Portfolios of the Funds. An investment company’s shares purchased by a Portfolio would be limited to 10% of the outstanding voting securities of the acquired investment company. For so long as a Portfolio invests in or accepts investments by other affiliated investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Preferred Stocks

The Equity Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and Alternative Risk Premia Portfolio may invest in preferred stocks. Preferred stock includes convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real Estate Investment Trusts

The Equity Income Portfolio, Global Secured Options Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Women in Leadership U.S. Equity Portfolio and Alternative Risk Premia Portfolio may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.

In addition, the value of such securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligation.

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Options

Purchasing Put and Call Options. The Global Secured Options Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Strategic Equity Portfolio and Alternative Risk Premia Portfolio may purchase put and call options on any securities in which it may invest and on securities indices. An option is a contract giving its owner the right, but not the obligation, to buy (call) or sell (put) a specified instrument at a fixed price during a specified period. Options have various types of underlying instruments, including specific securities and indices of securities prices. Futures contracts may underlay options written by the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Alternative Risk Premia Portfolio.

By purchasing a put option, the purchaser obtains the right to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price (premium) for the option. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

A Portfolio will normally purchase put options in anticipation of a decline in the market value of securities or index. A Portfolio will ordinarily realize a gain if, during the option period, the value of the underlying instrument decreases below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Portfolio will realize either no gain or will suffer a loss on the premium paid for the put option. Gains and losses on the purchase of put options will tend to be offset by countervailing changes in the value of the underlying portfolio securities.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Portfolio normally purchases call options in anticipation of an increase in the market value of the underlying instrument. A Portfolio will ordinarily realize a gain if, during the option period, the value of such securities exceeds the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio will realize either no gain or will suffer a loss on the premium paid for the call option.

Writing Put and Call Options. The Global Secured Options Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Strategic Equity Portfolio and Alternative Risk Premia Portfolio may write covered put and call options on any securities in which it may invest and on securities indices. The writer (seller) of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for or purchase the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller. If such an option expires unexercised, the seller

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realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the change in the market value of the underlying security during the option period determine the gain or loss realized by the seller. If a Portfolio writes a call option on a security it does not hold and the option is exercised by the buyer, the Portfolio will temporarily be in a short position until the underlying security is purchased and delivered to the buyer.

Covering Call Options. All call options written (sold) by a Portfolio will be “covered” pursuant to SEC and its staff’s requirements. The SEC staff has indicated that a written call option on a security may be covered if a mutual fund: (1) owns the security underlying the call until the option is exercised or expires; (2) holds a call on the same security as the call written with an exercise price (a) no greater than the exercise price of the call written or (b) greater than the exercise price of the call written if the Portfolio segregates cash or other liquid assets equal to the difference; (3) has an absolute and immediate right to acquire the security without additional cost (or if additional consideration is required, cash or other liquid assets in such amount have been segregated); or (4) segregates cash or other liquid assets in an amount equal to (when added to any margin on deposit) the current market value of the call option, but not less than the exercise price, marked to market daily. If the call option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price or pay the difference. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.

Covering Put Options. All put options written by a Portfolio will be covered by: (1) segregating cash, cash equivalents, such as U.S. Treasury securities or overnight repurchase agreements, or other liquid assets having a value at least equal to exercise price of the option (less cash received, if any); or (2) holding a put option on the same security as the option written where the exercise price of the put option held is (i) equal to or higher than the exercise price of the put option written or (ii) less than the exercise price of the put option written provided the Portfolio segregates cash or other liquid assets in the amount of the difference.

Options on Securities Indices. The Global Secured Options Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Strategic Equity Portfolio and Alternative Risk Premia Portfolio may write (sell) and buy options on securities indices. An option on a securities index is generally similar to an option on an individual stock, but an option on a securities index is settled only in cash. The exercising holder of an index option, instead of receiving a security, receives the difference between the closing price of the securities index and the exercise price of the index option times a specified multiple ($100 in the case of the S&P 500® Index). The seller of index options may realize a gain or loss according to movement in the level of securities prices in that index and in the securities markets generally. A Portfolio will purchase and sell put and call options on securities indices for the same purposes as it will purchase and sell options on individual securities.

A Portfolio can execute a closing purchase transaction with respect to the option it has sold and sells another option (with either a different exercise price or expiration date or both). The cost of a closing transaction, while reducing the premium income realized from the sale of the option, should be offset, at least in part, by appreciation in the value of the underlying index (to the extent movements in the Portfolio’s securities portfolio are positively correlated with the value of the index underlying the option), and by the opportunity to realize additional premium income from selling a new option.

When a Portfolio sells an index call option, it does not deliver the underlying stocks or cash to the broker through whom the transaction is effected. In the case of an exchange-traded option, the Portfolio establishes an escrow account. The Glenmede Fund’s custodian (or a securities depository acting for the custodian) acts as the Glenmede Fund’s escrow agent. The escrow agent enters into documents known as escrow receipts with respect to the stocks included in the Fund (or escrow receipts with respect to other acceptable securities). The escrow agent releases the stocks from the escrow account when the call option expires or the Portfolio enters into a closing purchase transaction. Until such release, the underlying stocks cannot be sold by the Portfolio. The Portfolio may enter into similar collateral arrangements with the counterparty when it sells over the counter index call options.

The purchaser of an index call option sold by a Portfolio may exercise the option at a price fixed as of the closing level of the index on the date of exercise. Unless the Portfolio has liquid assets sufficient to satisfy the exercise of the index call option, the Portfolio would be required to liquidate portfolio securities to satisfy the exercise. The market value of such securities may decline between the time the option is exercised and the time the Portfolio is able to sell the securities. If the Portfolio fails to anticipate an exercise, it may have to borrow from a bank pending settlement of the sale of the portfolio securities and thereby incurring interest charges. If trading is interrupted on the index option markets, the Portfolio would not be able to close out its option positions.

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When a Portfolio sells a call option on a securities index, it is also required to “cover” the option. A Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration which has been segregated by the Portfolio) upon conversion or exchange of other securities in its portfolio. Covered calls on a stock index may be covered by holding stock index ETFs instead of individual stocks that replicate the movement of the index. A Portfolio may also cover written call and put options on a securities index by segregating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on deposit, that is equal to the current market value of the underlying securities, but not (i) less than the exercise price in the case of a call option, or (ii) equal to or higher than the exercise price in the case of a put option, or by owning offsetting options as described above.

Each Portfolio reserves the right to modify its coverage policies in the future to comply with any changes in positions from time to time articulated by the SEC or its staff.

Combined Positions. The Global Secured Options Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Strategic Equity Portfolio and Alternative Risk Premia Portfolio may use combined positions. A combined position involves purchasing and writing options in combination with each other, or, in the case of the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Alternative Risk Premia Portfolio, in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. The written option component of the combined positions will be covered by segregating sufficient liquid assets in accordance with SEC staff articulated guidelines.

Over-the-Counter Options. The Global Secured Options Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Strategic Equity Portfolio and Alternative Risk Premia Portfolio may use combined OTC options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are not subject to the same type of government regulation as exchange-traded options, and many of the protections afforded to participants in a regulated environment may not be available in connection with the OTC transactions.

Swaps. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Alternative Risk Premia Portfolio may enter into swaps, including security-based swaps (collectively, “swaps”), for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. The gross returns to be paid or “swapped” between the parties are generally calculated with respect to a ‘‘notional amount,’’ for example, the increase or decrease in value of a particular dollar amount invested in the assets. The agreement can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. For example, index swaps involve the exchange by a party with another party of the respective amounts payable with respect to the notional principal amount at interest rates equal to specified indices; interest rate swaps involve the exchange by a party with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments; and equity swaps are generally contracts that obligate one party to pay the positive return and the other party to pay the negative return on a specific security or basket of securities.

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Under a swap, payments may be made at the conclusion of the swap or periodically during its term. Normally, however, the Advisor may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to a Portfolio’s accrued obligation under the swap.

As an investment company registered with the SEC, a Portfolio must segregate liquid assets, or engage in other SEC- or staff- approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of swaps that are not contractually required to cash settle, for example, a Portfolio must set aside cash or other liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that are contractually required to cash settle, however, a Portfolio is permitted to set aside cash or other liquid assets in an amount equal to the Portfolio’s daily marked-to-market net obligations (i.e., the Portfolio’s daily net liability) under the swaps, if any, rather than their full notional value. By setting aside assets equal to only its net obligations under cash-settled swaps, the Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full notional amount of the swaps.

A Portfolio will generally enter into swaps on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap contract or periodically during its term. Since swaps normally do not involve the delivery of securities or other underlying assets, the risk of loss with respect to swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio’s exposure, the Portfolio and the Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

Futures Contracts. The Alternative Risk Premia Portfolio, directly or through its Subsidiary, Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolio and may purchase futures contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities and some are based on indices of securities prices. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the purchaser’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When selling a futures contract, by contrast, the value of the futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. However, there is a risk that the price behavior of the futures contract may not correlate with that of the instrument being hedged.

Options on Futures Contracts. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Alternative Risk Premia Portfolio may transact in options on futures contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. The potential for loss related to writing options is unlimited.

Risks of Futures Contracts. While the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Alternative Risk Premia Portfolio may benefit from the use of futures and options on futures, unanticipated changes in securities prices may result in poorer overall performance than if a Portfolio had not entered into any futures contracts

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or options transactions. Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Portfolio may be exposed to additional risk of loss. The loss incurred by a Portfolio in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. In addition, futures markets are highly volatile and the use of futures may increase the volatility of a Portfolio’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Portfolio.

In addition, there is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio’s access to other assets held to cover its options or futures positions could also be impaired.

Each Portfolio and the Subsidiary must segregate cash or other liquid assets, or engage in other SEC- or staff-approved measures to ‘‘cover’’ open positions with respect to its transactions in futures contracts. In the case of futures contracts that are not contractually required to cash settle, for example, the Portfolio must set aside cash or other liquid assets equal to the full notional value of the futures contracts while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, each Portfolio and the Subsidiary are permitted to set aside cash or other liquid assets in an amount equal to its daily marked-to-market net obligations (i.e. its daily net liability) under the futures contracts, if any, rather than their full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, a Portfolio and the Subsidiary will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full notional amount of the futures contracts.

Each Portfolio reserve the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff.

Subsidiary Risk. The Alternative Risk Premia Portfolio may form and make investments through a wholly-owned and controlled Subsidiary of the Portfolio. Investment in the Subsidiary will be intended to provide the Portfolio with exposure to the commodity markets within the limitations of Subchapter M of Subtitle A, Chapter 1, of the Code. The Subsidiary will be organized under the laws of the Cayman Islands, the Portfolio will be the sole shareholder of the Subsidiary and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

While the Subsidiary may be considered similar to an investment company, it will not be registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, will not be subject to all of the investor protections of the 1940 Act and other U.S. regulations. Although the Subsidiary will not be registered under the 1940 Act, the Advisor will comply with provisions of the 1940 Act relating to investment advisory contracts with respect to the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary, once formed, to operate as described in the Prospectus and this SAI and could negatively affect the Portfolio and its shareholders.

Tax Risk. The Alternative Risk Premia Portfolio intends to qualify annually to be treated as a regulated investment company under the Code. To qualify as a regulated investment company under the Code, the Portfolio must invest in assets which produce the types of income specified in the Code and the Treasury regulations (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity-related securities, including income from the Portfolio’s investment in its Subsidiary, once formed, is Qualifying Income is unclear. The Internal Revenue Service (“IRS”) has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. The Portfolio’s investment in the Subsidiary will be expected to provide the Portfolio with exposure to the commodities markets within the limitations of the Code for qualification as a regulated investment company, but there is a risk that the IRS could assert that the income derived from the

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Portfolio’s investment in the Subsidiary, once formed, and certain commodity-linked structured notes will not be considered Qualifying Income. In addition, pursuant to recent guidance issued by the Treasury and the IRS, the Subsidiary’s commodity related income for a taxable year will only be treated as Qualifying Income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Portfolio for such taxable year. If the Portfolio’s income from these types of securities and from the Subsidiary, once formed, is determined to not be Qualifying Income, it may cause the Portfolio to fail to qualify as a regulated investment company under the Code. Moreover, an investment in a subsidiary generally may not exceed 25% of the value of the gross assets of the Portfolio at the end of each quarter of the Portfolio’s taxable year. If the Subsidiary does exceed 25% of the value of the gross assets of the Portfolio, in any quarter, the Portfolio may fail to qualify as a regulated investment company under the Code. See “Additional Information Concerning Taxes” below for additional information related to these restrictions.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Under normal circumstances, however, the Equity Income Portfolio, High Yield Municipal Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Muni Intermediate Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the particular Portfolio to be subject to repurchase agreements. The Quantitative International Equity Portfolio will generally enter into repurchase transactions to invest cash reserves and for temporary defensive purposes.

In effect, by entering into a repurchase agreement, a Portfolio is lending its funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price.

If the seller defaults on its repurchase obligation, a Portfolio holding such obligation will suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Portfolio might be delayed pending court action.

Repurchase agreements that do not provide for payment to a Portfolio within seven days after notice without taking a reduced price are considered illiquid investments.

Reverse Repurchase Agreements

The Quantitative U.S. Long/Short Equity Portfolio, Core Fixed Income Portfolio, Quantitative International Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement the Portfolio sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, a Portfolio is temporarily borrowing funds at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Portfolio retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security by remitting the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Portfolio with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

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A Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain liquid securities at least equal to its purchase obligations under these agreements. The Advisor will consider the creditworthiness of the other party in determining whether a Portfolio will enter into a reverse repurchase agreement.

The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed.

Securities Lending

Each Portfolio may lend its portfolio securities with a value of up to one-third of its total assets (including the value of the collateral for the loans) to qualified brokers, dealers, banks and other financial institutions who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. A Portfolio may lend its portfolio securities only when the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Advisor in making decisions with respect to the lending of securities, subject to review by the particular Fund’s Board.

When lending portfolio securities, the securities may not be available to a Portfolio on a timely basis. Therefore, a Portfolio may lose the opportunity to sell the securities at a desirable price. Such loans would also involve risks of delay in receiving additional collateral if the value of the collateral decreases below the value of the securities loaned or even the loss of rights to the collateral should the borrower of the securities fail financially. Additionally, if a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. A Portfolio may, from time to time, pay negotiated fees in connection with the lending of securities. State Street Bank and Trust Company (“State Street”) serves as the Funds’ securities lending agent. For these services, the lending agent receives a fee based on the income earned on a Portfolio’s investment of cash received as collateral for the loaned securities, a portion of any loan premium paid by the borrower, and reimbursement of expenses advanced as a result of a Portfolio’s securities lending activities, if any.

The lending agent may, on behalf of the Portfolios, invest the cash collateral received in short-term money market instruments, including commercial paper, money market mutual funds, certificates of deposit, time deposits and other short-term bank obligations, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and other highly rated liquid investments. These investments may include mutual funds, with respect to which State Street and/or its affiliates provide investment management or advisory, trust, custody, transfer agency, shareholder servicing and/or other services for which they are compensated. On behalf of the Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio, some or all of the cash collateral may be used to finance short sales.

Short Sales

The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio will engage in short sales. A security is sold short when a Portfolio sells a security it does not own. To sell a security short, a Portfolio must borrow the security to deliver it to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay the lender any dividends or interest which accrue during the period of the loan. Depending on the arrangement with the lender, in order to borrow the security, the Portfolio may be required to pledge all or a significant portion of its securities and other assets, including cash collateral from securities lending activities, to the lender and may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the lender until the short position is closed out or the proceeds may be released to the Portfolio and used to purchase additional securities or for any other purpose.

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The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolios replace the borrowed security. Each Portfolio will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Portfolio may be required to pay in connection with the short sale. Whether each Portfolio will be successful in utilizing a short sale will depend, in part, on the Advisor’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

The use of short sales is a primary investment of the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios and a principal investment of the Alternative Risk Premia Portfolio. Each Portfolio is required to segregate cash, cash equivalents or other appropriate liquid marketable securities in at least an amount equal to the current market value of the securities sold short (less any additional collateral pledged to the lender) and the amount of securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. Because of this asset segregation requirement, a Portfolio may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Portfolio shares. In the alternative, the Portfolio could cover its short positions by purchasing the security sold short in accordance with positions taken by the SEC staff.

There is no guarantee that a Portfolio will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Portfolio’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Portfolio. In addition, the use of short sales may result in a Portfolio realizing more short-term capital gains than it would if the Portfolio did not engage in short sales.

The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio anticipate that the frequency of short sales will vary substantially in different periods. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 100% of the value of a Portfolio’s net assets. The Alternative Risk Premia Portfolio may also take a short position by purchasing a put option on the underlying instrument.

Stand-by Commitments

The Muni Intermediate Portfolio may acquire stand-by commitments which may increase the cost, and thereby reduce the yield, of the municipal obligation to which such commitment relates.

U.S. Government Obligations

The Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. Please refer to Appendix A for further information about U.S. Government obligations.

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“When Issued,” “Delayed Settlement” and “Forward Delivery” Securities

Each Portfolio may purchase and sell securities on a “when issued,” “delayed settlement” or “forward delivery” basis. “When issued” or “forward delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus two business days. “Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. One form of “when issued” or “delayed settlement” security that the Core Fixed Income Portfolio and the Short Term Tax Aware Fixed Income Portfolio may purchase is a “to be announced” (“TBA”) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a Government National Mortgage Association (“GNMA”) pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. No payment or delivery is made by a Portfolio in a “when issued,” “delayed settlement” or “forward delivery” transaction until the Portfolio receives payment or delivery from the other party to the transaction. A Portfolio will segregate cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although a Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

A Portfolio will engage in “when issued” transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a Portfolio engages in “when issued,” “delayed settlement” or “forward delivery” transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. Each Portfolio’s “when issued,” “delayed settlement” and “forward delivery” commitments are not expected to exceed 30% of its total assets absent unusual market circumstances. Each Portfolio will only sell securities on a when issued, delayed settlement or forward delivery basis to offset securities purchased on a when-issued, delayed settlement or forward delivery basis.

Securities purchased or sold on a “when issued,” “delayed settlement” or “forward delivery” basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, a Portfolio relies on the seller to complete the transaction; the seller’s failure to do so may cause a Portfolio to miss an advantageous price or yield.

PRICE OF PORTFOLIO SHARES

The NAV per share of each class of shares of each Portfolio is determined by dividing the total market value of its investments and other assets, less liabilities allocated to that share class, by the total number of its shares outstanding of that class.

Equity securities and options listed on a U.S. securities exchange, including ETFs, for which quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices. If no sales are reported, listed options are valued at the mean of the bid and ask price. Investments in open-ended investment companies are valued at their respective NAVs as reported by such companies.

Marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when a Portfolio’s advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The matrix pricing method values securities by reference to prices of comparable securities obtained from sources the Portfolio’s advisor deems accurate and reliable. Debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which does not take into account unrealized gains or losses. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

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Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. For the Global Secured Options Portfolio, Quantitative International Equity Portfolio and Alternative Risk Premia Portfolio, if a subsequent occurrence, based on the movement of an index, is believed to have changed such value, however, the Fund may use a fair valuation model to value those securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the NYSE. Foreign securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Boards. Foreign securities may trade on days when shares of a Portfolio are not priced; as a result, the NAV of shares of such Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

The High Yield Municipal, Muni Intermediate and Short Term Tax Aware Fixed Income Portfolios’ municipal obligations for which quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Advisor, with input from the Sub-Advisor with respect to only the High Yield Municipal Portfolio, as may be relevant, to reflect the fair market value of such municipal obligations. Municipal obligations for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Boards. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

When market quotations are unavailable or when events occur that make established valuation methods unreliable, the Portfolios’ investments will be valued at fair value as determined in good faith using methods determined by the Boards.

PURCHASE OF SHARES

The purchase price of shares of each class of a Portfolio is the NAV next determined after receipt of the purchase order by the particular Fund. It is the responsibility of The Glenmede Trust Company, N.A. (“Glenmede Trust”), the Advisor or certain approved brokers, employee benefit plans or other institutions (“Institutions”) to transmit orders for share purchases to State Street, the Funds’ transfer agent, and to deliver, or provide instructions to investors for the delivery of, required funds to State Street, the Funds’ custodian, on a timely basis.

Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the particular Portfolio, (iii) to reduce or waive the minimum for initial and subsequent investments, from time to time and (iv) to close at any time to new investments or to new accounts.

At the discretion of the Funds, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meets the Portfolio’s investment objective and policies.

REDEMPTION OF SHARES

Redemption proceeds are normally paid in cash, although the Funds have elected to be governed by Rule 18f-1 under the 1940 Act which permits them to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities.

PORTFOLIO TURNOVER

The Equity Income Portfolio, Quantitative International Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Global Secured Options Portfolio, Secured Options Portfolio, Alternative Risk Premia Portfolio and Women in Leadership U.S. Equity Portfolio may engage in active short-term trading to benefit from price

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disparities among different issues of securities or among the markets for equity securities, or for other reasons. The other Portfolios will not normally engage in short-term trading, but reserve the right to do so. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolios to receive favorable tax treatment. The Portfolios are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Portfolios’ advisors will not consider turnover rate a limiting factor in making investment decisions consistent with that Portfolio’s investment objective and policies.

The portfolio turnover rate disclosed in the financial highlights for the Quantitative U.S. Large Cap Core Equity Portfolio for the fiscal year ended October 31, 2017 was lower than the prior year as a result of fewer holdings subject to removal per downside risk screens during a period of positive economic growth, rising stock market and low market volatility. The portfolio turnover rate disclosed in the financial highlights for the Global Secured Options Portfolio for the fiscal year ended October 31, 2017 was lower than the prior year as a result of beneficial market conditions. The portfolio turnover rate disclosed in the financial highlights for the Global Secured Options Portfolio for the fiscal year ended October 31, 2018 was higher than the prior year as a result of lower use of individual stocks and increased usage of ETFs. The portfolio turnover rate disclosed in the financial highlights for the Quantitative International Equity Portfolio for the fiscal year ended October 31, 2017 was lower than the prior year as a result of fewer holdings subject to removal per downside risk screens during a period of positive economic growth, rising stock market and low market volatility. The portfolio turnover rates disclosed in the financial highlights for the Secured Options Portfolio for the fiscal years ended October 31, 2018 and October 31, 2017 were zero because all trading activity in the Portfolio was short term and excluded from the portfolio turnover calculation.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Boards have adopted a policy on selective disclosure of portfolio holdings (including, but not limited to, portfolio securities holdings, asset allocations, sector allocations, and other portfolio holdings statistics, collectively referred to herein as “portfolio holdings”). The policy provides that neither a Fund, nor its Advisor, sub-advisor, administrator, transfer agent nor distributor (each, a “Fund Service Provider”) will disclose the Funds’ portfolio holdings to any person other than in accordance with the policy. Under the policy, neither a Fund, any Fund Service Provider, nor any of their affiliated persons may receive any compensation in any form, whether in cash or otherwise, in connection with the disclosure of portfolio holdings. A Fund Service Provider may provide portfolio holdings to third parties if such information has been included in the Funds’ public filings as required by the SEC or other filings, reports or disclosure documents as the SEC or other applicable regulatory authorities may require. The Advisor may post the following portfolio holdings on its website or any website maintained for the Funds or otherwise in a manner available to all shareholders: (1) no earlier than ten calendar days after the end of each month, the month-end top-ten portfolio holdings; and/or (2) no earlier than ten calendar days after the end of each calendar quarter, the complete quarter-end portfolio holdings. This information may then be separately provided to any person commencing the day after it is first published on the website. Such information shall remain available on the website at least until the Funds file with the SEC their annual/semi-annual shareholder report or quarterly portfolio holdings report that includes such period.

Portfolio holdings information that is not filed with the SEC or not otherwise required to be disclosed by the SEC or other applicable regulatory authorities, may be provided to third parties only if a Fund has a legitimate business purpose for doing so, the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In order to ensure that the disclosure of a Fund’s non-public portfolio holdings is in the best interests of the Fund’s shareholders and to avoid any potential or actual conflicts of interest with the Fund Service Providers or other affiliated persons, disclosure to such third parties must be authorized by the Funds’ President and approved in advance by the applicable Fund’s Board. Under the policy, each Board is to receive information, on a quarterly basis, regarding any disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. Such authorization, pre-approval and reporting is not required for disclosure by the Funds’ administrator to providers of auditing, custody, proxy voting and other services to the Funds, as well as rating and ranking organizations. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

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Under the policy, the Funds’ President has authorized the release of information regarding the Funds’ portfolio holdings on a daily basis to providers of auditing, custody, proxy voting, legal and other services to the Funds, currently including:

(i)	State Street, in connection with the provision of services as the Funds’ custodian, administrator, transfer agent, securities lending agent and short sales lending agent;

(ii)	Third-party providers of proxy voting services, such as Institutional Shareholder Services Inc. (“ISS”) and mailing services such as Broadridge Financial Solutions, Inc. (“Broadridge”);

(iii)

PricewaterhouseCoopers LLP, the Funds’ independent registered public accountant, in connection with the provision of services related to the audit of the Funds’ financial statements and certain non-audit services;

(iv)	Third-party providers of pricing/analytical/reconciliation services, such as FT Interactive Data Corporation, FactSet, Bloomberg Valuation Service (BVAL) and Electra Information Systems;

(v)	Ratings and ranking organizations, such as Morningstar, Inc. and Lipper/Thomson Reuters;

(vi)	Drinker Biddle & Reath LLP, in connection with the provision of services as legal counsel to the Funds;

(vii)	Foreside Financial Group, LLC in connection with the provision of services related to the Funds’ compliance program;

(viii)

Barclays Capital Inc., BTIG LLC, J.P. Morgan Securities LLC and its affiliates, Goldman Sachs Execution and Clearing LP and Goldman, Sachs & Co., in connection with the performance of brokerage and options trading and related functions; and

(ix)	Third-party financial printers, such as Donnelley Financial Solutions.

INVESTMENT LIMITATIONS

Each Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the affected Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the affected Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected Portfolio.

Each Portfolio (other than the Equity Income Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Short Term Tax Aware Fixed Income Portfolio, Women in Leadership U.S. Equity Portfolio and Alternative Risk Premia Portfolio) will not:

(1)	invest in commodities or commodity contracts, except that each Portfolio may invest in futures contracts and options;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (9) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

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(4)	purchase on margin or sell short, except as specified above in investment limitation (1);

(5)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(6)

issue senior securities, except that a Portfolio may borrow money in accordance with investment limitation (7) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

(7)

borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

(8)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(9)

underwrite the securities of other issuers or invest more than an aggregate of 10% of the total assets of the Portfolio, at the time of purchase, in securities for which there are no readily available markets, including repurchase agreements which have maturities of more than seven days or, in the case of each Portfolio, securities subject to legal or contractual restrictions on resale;

(10)	invest for the purpose of exercising control over management of any company;

(11)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(12)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; and

(13)	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Each Portfolio also will not:

(14)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

If a Portfolio’s borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less.

With respect to the Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Large Cap Value Portfolio, Small Cap Equity Portfolio and Strategic Equity Portfolio, borrowings including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of each Portfolio’s total net assets.

With respect to investment limitations (7) and (8), the Quantitative International Equity Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes, enter into reverse repurchase agreements and purchase securities on a when-issued, delayed settlement or forward delivery basis, which activities may involve a borrowing, provided that the aggregate of such borrowings shall not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings) and may pledge up to 33 1/3% of the value of its total assets to secure borrowings.

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As a matter of policy which may be changed by the particular Fund’s Board without shareholder approval, with respect to limitation (12), the Portfolios will not invest more than 25% of the value of their respective total assets in instruments issued by U.S. banks.

In addition, with respect to investment limitation (12), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (13), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

As a matter of fundamental policy which may not be changed without shareholder approval, the Muni Intermediate Portfolio normally invests at least 80% of its net assets (including borrowings for investment purposes) in municipal obligations which pay interest that is exempt from regular Federal income tax, but may be subject to Federal alternative minimum tax for non-corporate investors in the Muni Intermediate Portfolio.

The Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio and Women in Leadership U.S. Equity Portfolio will not:

(1)	invest in commodities or commodity contracts, except that each Portfolio may invest in futures contracts and options;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (9) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase on margin or sell short, except as specified above in investment limitation (1);

(5)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(6)

issue senior securities, except that a Portfolio may borrow money in accordance with investment limitation (7) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

(7)

borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

(8)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectuses and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

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(9)

underwrite the securities of other issuers or invest more than an aggregate of 15% of the total assets of the Portfolio, at the time of purchase, in securities for which there are no readily available markets, including repurchase agreements which have maturities of more than seven days or, in the case of each Portfolio, securities subject to legal or contractual restrictions on resale;

(10)	invest for the purpose of exercising control over management of any company;

(11)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(12)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s net assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; and

(13)	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Each Portfolio also will not:

(14)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

If a Portfolio’s borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less.

Borrowings including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of each Portfolio’s total net assets.

In addition, with respect to investment limitation (12), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (13), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

As a matter of fundamental policy which may not be changed without shareholder approval, under normal circumstances, the High Yield Municipal Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, investments that pay interest that is exempt from regular Federal income tax but may be subject to Federal alternative minimum tax for non-corporate investors in the High Yield Municipal Portfolio.

The Global Secured Options Portfolio will not:

(1)	invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts, options, swaps and other derivative instruments;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

35

(3)

make loans, except (1) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (2) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)	issue senior securities to the extent such issuance would violate applicable law;

(6)

borrow money, except (1) as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements, and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation), (2) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (3) the Portfolio may purchase securities on margin to the extent permitted by applicable law. Derivative transactions such as options, futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions;

(7)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with futures, swaps, put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of the Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(8)	invest for the purpose of exercising control over management of any company;

(9)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(10)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(11)	invest in interests in oil, gas or other mineral exploration or development programs;

(12)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities); and

(13)	underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

As a matter of policy which may be changed by the Glenmede Fund’s Board without shareholder approval, the Portfolio will not invest more than an aggregate of 15% of the net assets of the Portfolio, at the time of purchase, in illiquid securities.

In addition, with respect to investment limitation (10), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

36

With regard to limitation (11), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio will not:

(a)	invest in commodities or commodity contracts, except that each Portfolio may invest in futures contracts, options, swaps and other derivative instruments;

(b)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(c)

make loans, except (1) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (h) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (2) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(d)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(e)	issue senior securities to the extent such issuance would violate applicable law;

(f)

borrow money, except (1) each Portfolio, to the extent permitted by applicable law, may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons, enter into reverse repurchase agreements, and purchase securities on a when issued, delayed settlement or forward delivery basis in amounts up to 33 1/3% of its total assets (including the amount borrowed), (2) each Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (3) each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) each Portfolio may purchase securities on margin to the extent permitted by applicable law. Short sales of securities as well as other derivative transactions such as futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions;

(g)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with short sales, swaps, borrowings, the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of a Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(h)	invest for the purpose of exercising control over management of any company;

(i)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(j)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(k)	write or acquire options or interests in oil, gas or other mineral exploration or development programs;

37

(l)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities); and

(m)	underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

With respect to limitation (f)(1) asset coverage of at least 300% (as defined in the 1940 Act) inclusive of any amounts borrowed, must be maintained at all times. Borrowings of securities in connection with short sales and derivative transactions such as futures and swaps are not subject to this limitation.

Borrowings, including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis, may not exceed 33 1/3% of each Portfolio’s total net assets.

As a matter of policy which may be changed by the Glenmede Fund’s Board without shareholder approval, each Portfolio will not:

(1)	with respect to limitation (j), invest more than 25% of the value of its total assets in instruments issued by U.S. banks; or

(2)	invest more than an aggregate of 15% of the net assets of the Portfolio, at the time of purchase, in illiquid securities.

In addition, with respect to investment limitation (j), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (k), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

The Secured Options Portfolio will not:

(1)	invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts, options, swaps and other derivative instruments;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (1) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (2) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)	issue senior securities to the extent such issuance would violate applicable law;

(6)

borrow money, except (1) as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements, and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation), (2) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (3) the Portfolio may purchase securities on margin to the extent permitted by applicable law. Derivative transactions such as options, futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions;

38

(7)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with futures, swaps, put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of the Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(8)	invest for the purpose of exercising control over management of any company;

(9)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(10)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(11)	invest in interests in oil, gas or other mineral exploration or development programs;

(12)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities); and

(13)	underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

As a matter of policy which may be changed by the Glenmede Fund’s Board without shareholder approval, the Portfolio will not:

(a)	with respect to limitation (10), invest more than 25% of the value of its total assets in instruments issued by U.S. banks; or

(b)	invest more than an aggregate of 15% of the net assets of the Portfolio, at the time of purchase, in illiquid securities.

In addition, with respect to investment limitation (10), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (11), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

The Alternative Risk Premia Portfolio will not:

(1)

invest in commodities or commodity contracts, except to the extent permitted under the 1940 Act, or the rules and regulations or interpretations of the SEC thereunder, and the Portfolio may invest in futures contracts, options, swaps and other derivative instruments;

39

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (9) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)	issue senior securities to the extent such issuance would violate applicable law;

(6)

borrow money, except (i) as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation), (ii) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (iii) the Portfolio may purchase securities on margin to the extent permitted by applicable law. Short sales of securities as well as other derivative transactions such as options, futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions;

(7)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with short sales, futures, swaps, borrowings, put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of the Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(8)	underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(11)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s net assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(12)	invest in interests in oil, gas or other mineral exploration or development programs; and

(13)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

Borrowings, including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis, may not exceed 33 1/3% of the Alternative Risk Premia Portfolio’s total net assets.

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In addition, with respect to investment limitation (11), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; (d) with respect to the Portfolio’s investments in indices, the Portfolio will not concentrate in any industry, except to the extent that the underlying indices are so concentrated; and (e) with respect to the Portfolio’s investment in other investment companies, the Portfolio will consider the concentration policy of investment companies in determining compliance with its concentration policy.

With regard to limitation (12), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction except as to limitations on borrowings.

MANAGEMENT OF THE FUNDS

Each Fund’s officers, under the supervision of the particular Board, manage the day-to-day operations of the Fund. The Board members set broad policies for each Fund and choose its officers. Each Fund’s Board member holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such member and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the particular Board or shareholders. Each Fund’s officers are elected by the particular Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Board Members and Officers

The following is a list of the Board members and officers of each of the Funds, their ages, their principal occupations during the past five years, the number of portfolios that they oversee in the Funds’ complex, and other directorships they hold. The Funds are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Unless otherwise indicated below, the address of each Board member and officer is c/o State Street Bank and Trust Company, 100 Summer Street, Floor 7, SUM0703, Boston, MA 02110, Attention: Fund Administration Legal Department.

Name and Age	Positions with the Funds and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years

Interested Directors/Trustees (1)

Susan W. Catherwood (2) Age: 75	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001), Compensation Committee (since 1993) and Nominating Committee (since 2018), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow and serves on Finance	20	None

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and Investment Committees, and former Board member, College of Physicians of Philadelphia; Former Member and Chair, The Women’s Committee and Penn Museum Board of Overseers of the University of Pennsylvania.

G. Thompson Pew, Jr. (2) Age: 76	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds (since June 2006)	Director (since 2013) of The Glenmede Corporation; Director, Member of the Relationship Oversight Committee, Private Equity/Real Estate Advisory Committee (until 2013), the Compensation Committee, Chairman of the Nominating Committee (since 2018), Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	20	None

(1)	Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act.
(2)

Susan W. Catherwood and G. Thompson Pew, Jr. are considered to be “interested persons” of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

Name and Age	Positions with the Funds and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years

Independent Directors/Trustees (3)

H. Franklin Allen, Ph.D. Age: 62	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at Imperial College London (since 2014); Professor Emeritus of Finance, The Wharton School of The University of Pennsylvania since June 2016; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993). Employed by The University of Pennsylvania (from 1980-2016).	20	None

William L. Cobb, Jr. Age: 71	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Executive Vice President and Former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999-2014); Chair and Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (until 2013); Vice Chairman, J.P. Morgan Investment Management (1994-1999).	20	Director, TCW Direct Lending LLC

Gail E. Keppler Age: 72	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.; Former Board member Cape May County Habitat for Humanity.	20	None

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Name and Age	Positions with the Funds and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years

Harry Wong Age: 70	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, L.P., an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009- 2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct Faculty Member, Sacred Heart University (2003-2007).	20	None

(3)	Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

Officers

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 67	President of the Funds.	President of the Funds since December 1997.	Managing Director and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 52	Executive Vice President of the Funds.	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Kent E. Weaver 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 51	Treasurer of the Funds.	Treasurer of the Funds since September 2015.	Director of Client Service of Glenmede Investment Management LP (since July 2015). Former Director of Client Service and Sales/Chief Compliance Officer of Philadelphia International Advisors, LP (2002-June 2015).

Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 59	Secretary of the Funds.	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

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Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Chris E. McGuire 1 Iron Street Boston, MA 02110 Age: 45	Assistant Treasurer of the Funds.	Assistant Treasurer of the Funds since December 2014.	Managing Director, State Street Bank and Trust Company since 2007.

Eimile J. Moore 690 Taylor Road, Suite 210 Columbus, OH 43230 Age: 49	Chief Compliance Officer of the Funds.	Chief Compliance Officer of the Funds since December 2017.	Director, Foreside Financial Group, LLC (since 2011).

Bernard J. Brick 100 Summer Street, Floor 7 Boston, MA 02110 Age: 45	Assistant Secretary of the Funds.	Assistant Secretary of the Funds since December 2013.	Vice President and Counsel, State Street Bank and Trust Company, 2011 to present.

The Boards believe that each Director’s/Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors/Trustees lead to the conclusion that each Director/Trustee should serve in such capacity. Among the attributes common to all Directors/Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors/Trustees, the Advisor, Sub-Advisor, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors/Trustees. A Director’s/Trustee’s ability to perform his or her duties effectively may have been attained through such person’s business, consulting and/or academic positions; experience as a board member of the Funds, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director/Trustee:

H. Franklin Allen, Ph.D.:	Dr. Allen has substantial experience in the areas of finance and economics through his educational background and position for many years as a professor of finance and economics at The Wharton School of The University of Pennsylvania and most recently as Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London.

Susan W. Catherwood:	Ms. Catherwood has substantial business, finance and investment management experience through her board and committee positions with the parent companies of the Advisor and her board and/or executive positions with academic entities, charitable foundations and companies.

William L. Cobb, Jr.:	Mr. Cobb has substantial investment management and business experience through his senior executive, chief investment officer and/or investment committee positions with private and non-profit entities, as a senior executive officer of a global investment management firm and most recently as a board member of a business development company.

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Gail E. Keppler:	Ms. Keppler has substantial financial, business and consulting experience most recently through her senior executive positions with operating companies and as a board member of a non-profit entity.

G. Thompson Pew, Jr.:	Mr. Pew has substantial business, financial services and investment management experience through his board and committee positions with the parent companies of the Advisor and executive positions with other financial services entities.

Harry Wong:	Mr. Wong has substantial finance, investment banking and capital markets experience through his positions as an executive in investment banking businesses.

Specific details regarding each Director’s/Trustee’s term of office as a Director/Trustee with the Funds and principal occupations during at least the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Boards. The Funds have engaged an investment adviser and a sub-investment adviser (collectively, “investment advisers”) to manage their Portfolios on a day-to-day basis. The Boards are responsible for overseeing the investment advisers and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Charters and By-laws. Each Board is currently composed of the same six members, four of whom are Independent Directors/Trustees. The Boards meet in-person at regularly scheduled meetings four times each year. In addition, the Boards may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Boards and the Independent Directors/Trustees have access to the Funds’ Chief Compliance Officer (“CCO”), the Funds’ independent registered public accounting firm and independent legal counsel for consultation to assist them in performing their oversight responsibilities. As described below, the Boards have each established an Audit Committee, Valuation Committee, and Nominating Committee and may establish ad hoc committees or working groups from time to time to assist the Boards in fulfilling their oversight responsibilities.

The Boards have appointed G. Thompson Pew, Jr., an Interested Director/Trustee, to serve in the role of Chairman of the Boards. The Chairman’s role is to preside at all meetings of the Boards and to act as liaison with the investment advisers, other service providers, counsel and other Directors/Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Boards from time to time. The Boards do not have a lead Independent Director/Trustee; however, Independent Directors/Trustees chair each of the Boards’ standing committees. The Boards review their leadership structures during their periodic self-assessments and based on that review, have determined that the Boards’ leadership structures are appropriate because they allow the Boards to exercise informed judgment over matters under their purview and they allocate areas of responsibility among committees of the Boards and the full Boards in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Boards’ general oversight of the Funds and is addressed as part of the Boards’ and their committees’ various activities. Day-to-day risk management functions are included within the responsibilities of the investment advisers and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs. The investment advisers and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the investment advisers and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Boards recognize that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Boards require senior officers of the Funds, including the President, Chief Financial Officer and CCO and the investment advisers, to report to the full Boards on a variety of matters at each regular meeting of the Boards, including matters relating to risk management. The Boards also receive reports from certain of the Funds’ other primary service providers on regular basis, including State Street as the Funds’ custodian, administrator, transfer agent and securities lending agent. The Funds’ CCO meets in executive session with the Boards at each regularly scheduled meeting and meets separately with the Independent Directors/Trustees at least annually to discuss relevant risk issues affecting the Funds. In addition, the CCO reports to the Chairman of the Audit Committees between meetings to discuss compliance related matters. The Audit Committees also receive

45

regular reports from the Funds’ independent registered public accounting firm on internal control and financial reporting matters. The Boards and Independent Directors/Trustees meet with the Funds’ independent legal counsel each quarterly meeting and have access to legal counsel for consultation concerning any issues that may occur between regularly scheduled meetings. The Boards may, at any time and in their discretion, change the manner in which they conduct risk oversight.

Standing Board Committees

Dr. Allen and Messrs. Cobb, Pew and Wong (Chairman) and Mmes. Catherwood and Keppler serve on each Audit Committee of the Boards. The Audit Committees operate under a written charter approved by the Boards. The purposes of the Audit Committees include overseeing the accounting and financial reporting processes of the Funds and the audits of the Funds’ financial statements. Accordingly, the Committees assist the Boards in their oversight of (i) the integrity of the Funds’ financial statements; (ii) the independent accountants’ qualifications and independence; and (iii) the performance of the Funds’ internal audit function and independent accountants. The Audit Committees met two times during the fiscal year ended October 31, 2018.

Dr. Allen (Chairman) and Messrs. Cobb, Pew and Wong and Mmes. Catherwood, Keppler and Wirts serve on each Valuation Committee of the Boards. The Funds’ Valuation Committees, or under certain circumstances the Valuation Committees’ Chairman or his designee, determine, in consultation with the Funds’ administrator and investment advisers, the fair value of certain securities pursuant to procedures adopted by the Boards. The Glenmede Fund’s Valuation Committee met two times during the fiscal year ended October 31, 2018.

Dr. Allen and Messrs. Cobb (Chairman), Wong and Ms. Keppler serve on each Nominating Committee of the Boards. The Funds’ Nominating Committees, among other things, nominate persons to fill vacancies on the Boards and Board Committees. The Nominating Committees will consider nominees recommended by shareholders. Recommendations should be submitted to the appropriate Nominating Committee in care of the Funds’ Secretary. The Nominating Committees met once during the fiscal year ended October 31, 2018.

Director/Trustee Ownership of Fund Shares

The following table shows the Directors’/Trustees’ ownership of each Portfolio of each Fund and in all Portfolios of the Funds overseen by the Directors/Trustees, as of December 31, 2018.

Name of Director/Trustee	Dollar Range of Equity Securities in each Portfolio of each Fund		Aggregate Dollar Range of Equity Securities in All Portfolios in the Fund Complex
Interested Directors/Trustees

Susan W. Catherwood	None		None

G. Thompson Pew, Jr.	High Yield Municipal Portfolio	$10,001-$50,000	Over $100,000
	Quantitative International Equity Portfolio	Over $100,000
	Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares)	$50,001-$100,000
	Quantitative U.S. Long/Short Equity Portfolio (Advisor Shares)	$10,001-$50,000
	Muni Intermediate Portfolio	Over $100,000
	Small Cap Equity Portfolio (Advisor Shares)	Over $100,000
	Strategic Equity Portfolio	Over $100,000
	Core Fixed Income Portfolio	$10,001-$50,000

46

Independent Directors/Trustees

H. Franklin Allen, Ph.D.	None		None
William L. Cobb, Jr.	Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares)	Over $100,000	Over $100,000
	Global Secured Options Portfolio	Over $100,000
Gail E. Keppler	Core Fixed Income Portfolio	$50,001-$100,000	Over $100,000
	Quantitative International Equity Portfolio	Over $100,000
	Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares)	Over $100,000
	Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Shares)	Over $100,000
	Secured Options Portfolio (Advisor Shares)	Over $100,000
	Small Cap Equity Portfolio (Advisor Shares)	Over $100,000
	Strategic Equity Portfolio	Over $100,000
Harry Wong	None		None

Remuneration of Board Members

The annual fee for each Glenmede Fund Board member, other than officers of the Advisor, is $74,000. In addition, to the annual fee, the Glenmede Fund pays each Board member, other than officers of the Advisor, $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee. The Glenmede Portfolios pays each Board member, other than officers of the Advisor, an annual fee of $6,000 per year and out-of-pocket expenses incurred in attending Board meetings. Board members receive no compensation as members of the Audit, Valuation or Nominating Committees. The officers of the Funds receive no compensation as officers from the Funds.

Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 2018.

Name of Person, Position*	Aggregate Compensation* from Glenmede Fund	Aggregate Compensation* from Glenmede Portfolios	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation* from the Fund Complex**
Interested Directors/Trustees
Susan W. Catherwood, Director/Trustee	$90,685	$6,000	None	None	$96,685
G. Thompson Pew, Jr., Director/Trustee	$90,685	$6,000	None	None	$96,685

47

Independent Directors/Trustees
H. Franklin Allen, Ph.D., Director/Trustee	$91,849	$6,000	None	None	$97,849
William L. Cobb, Jr., Director/Trustee	$92,809	$6,000	None	None	$98,809
Gail E. Keppler, Director/Trustee	$90,685	$6,000	None	None	$96,685
Harry Wong, Director/Trustee	$102,478	$6,000	None	None	$108,478

*	Compensation includes reimbursement of out-of-pocket expenses incurred in attending Board meetings, where applicable.
**	Includes $6,000 annual fee for service on the Glenmede Portfolios Board.

Code of Ethics

The Funds, the Advisor and the Sub-Advisor have each adopted codes of ethics that permit personnel subject to the codes to invest in securities including securities that may be purchased or held by each Fund.

Proxy Voting Procedures

The Funds have delegated proxy voting responsibilities to the Advisor, subject to the Boards’ general oversight. In delegating proxy responsibilities, the Boards have directed that proxies be voted consistent with the Funds’ and their shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has adopted its own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Advisor and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor and Sub-Advisor

GIM, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, currently serves as the investment advisor to each Portfolio. GIM, a limited partnership, is wholly-owned by Glenmede Trust. As of December 31, 2018, GIM and its affiliated companies had over $37.2 billion in assets in the accounts for which they serve in various capacities, including as executor, trustee or investment advisor.

The Investment Advisory Agreements will continue in effect from year to year provided their continuance is approved annually (i) by the holders of a majority of each Portfolio’s outstanding voting securities or by the Board and (ii) by a majority of the Directors/Trustees who are not parties to each Investment Advisory Agreement or interested persons of any such party. Each Investment Advisory Agreement may be terminated on 60 days’ written notice by any such party and will terminate automatically if assigned.

The names and position with GIM of the principal executive officers and each director of GIM are as follows. The address for each is c/o GIM, One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, PA 19103.

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Name	Position with GIM
Gordon B. Fowler	Managing Director and Chief Investment Officer
Raj Tewari	Managing Director and Chief Operating Officer
Mary Ann B. Wirts	Managing Director and Chief Administrative Officer
Peter Zuleba	Managing Director and President
Jordan Savitch	Managing Director

GIM is wholly-owned by Glenmede Trust as both its only limited partner and as the sole owner of GIM’s only general partner, Gatepost Partners, LLC. Glenmede Trust, a nationally-chartered trust company, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Glenmede Trust is a wholly-owned subsidiary of The Glenmede Corporation. Glenmede Trust, Gatepost Partners, LLC and The Glenmede Corporation are located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103.

CGTC is the Sub-Advisor to the High Yield Municipal Portfolio. The address of CGTC is 333 South Hope Street, Los Angeles, CA 90071. CGTC has been the Sub-Advisor to the High Yield Municipal Portfolio since its inception.

CGTC was chartered in 1968 under California banking laws as a non-depository trust company, and is also registered as an investment advisor with the SEC. CGTC is a wholly owned subsidiary of Capital Group International, Inc. that is owned by Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc. The Capital Group Companies, Inc. is privately held and is the parent company of several other subsidiaries, all of which provide investment management services. As of December 31, 2018, CGTC had approximately $27.96 billion of assets under management.

The names and position with CGTC of the principal executive officers and each director of CGTC are as follows. The address for each is c/o Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, CA 90071.

Name	Position with CGTC
Peter C. Kelly	Chairman and President
Mark E. Brubaker	Director, Senior Vice President and Senior Counsel
Michael A. Felix	Director, Senior Vice President and Treasurer
Canise M. Arredondo	Director
Maria Manotok	Director
James P. Ryan	Director
Jane Scofield	Chief Compliance Officer

The Portfolios pay management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the following annual percentage rates of the Portfolio’s average daily net assets, as shown in the following table:

Portfolio	Percentage of Average Daily Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%[1]
Quantitative U.S. Small Cap Equity Portfolio	0.55%[1]
Quantitative International Equity Portfolio	0.75%[2]
Responsible ESG U.S. Equity Portfolio	0.55%[1]
Women in Leadership U.S. Equity Portfolio	0.55%[1]
Quantitative U.S. Long/Short Equity Portfolio	1.20%[3]
Quantitative U.S. Total Market Equity Portfolio	1.20%[3]
Strategic Equity Portfolio	0.55%

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Portfolio	Percentage of Average Daily Net Assets
Small Cap Equity Portfolio	0.55%
Large Cap Value Portfolio	0.55%
Equity Income Portfolio	0.55%[3]
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%[2]
Alternative Risk Premia Portfolio	0.55%[2]
Core Fixed Income Portfolio	0.35%
Muni Intermediate Portfolio	N/	A4
High Yield Municipal Portfolio	0.65%[5]
Short Term Tax Aware Fixed Income Portfolio	0.35%[6]

[1]

The Advisor has contractually agreed, until at least February 28, 2020, to waive all or a portion of its investment advisory fees and/or reimburse expenses (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to the extent that the Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Women in Leadership U.S. Equity, and Equity Income Portfolios’ total annual operating expenses, as a percentage of such Portfolio’s average daily net assets, exceed 0.85% of such Portfolio’s average daily net assets. The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. You will be notified if the waivers are discontinued after that date.

[2]

The Advisor has contractually agreed, until at least February 28, 2020, to waive all or a portion of its investment advisory fees and/or reimburse expenses (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to the extent that the Quantitative International Equity, Global Secured Options and Alternative Risk Premia Portfolios’ total annual operating expenses, as a percentage of such Portfolio’s average daily net assets, exceed 1.00% of such Portfolio’s average daily net assets. The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. You will be notified if the waivers are discontinued after that date.

[3]

The Advisor has contractually agreed, until at least February 28, 2020, to waive a portion of its advisory fees so that the management fees for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios are 0.85% of each such Portfolio’s average daily net assets. GIM has also contractually agreed to waive an additional portion of its advisory fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020. You will be notified if the waivers are discontinued after that date. The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future.

[4]	As noted in the Prospectus, the Advisor does not receive any fee from the Muni Intermediate Portfolio for its investment services.
[5]

The Advisor pays CGTC a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion. The Advisor has contractually agreed, until at least February 28, 2020, to waive all or a portion of its investment advisory fees and/or reimburse expenses (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to the extent that the High Yield Municipal Portfolio’s total annual operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.00%. The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. You will be notified if the waivers are discontinued after that date.

[6]

The Advisor has contractually agreed, until at least February 28, 2020, to waive all or a portion of its investment advisory fees and/or reimburse expenses (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to the extent that the Short Term Tax Aware Fixed Income Portfolio’s total annual operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 0.55% of the Portfolio’s average daily net assets. The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. You will be notified if the waivers are discontinued after that date.

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The following table sets forth the total management fees paid by each Portfolio over the past three fiscal years.

Portfolio	Total Management Fees for Fiscal Year ended October 31, 2018	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2018	Total Management Fees for Fiscal Year ended October 31, 2017	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2017	Total Management Fees for Fiscal Year ended October 31, 2016	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2016
Quantitative U.S. Large Cap Core Equity Portfolio	$16,019,807	$0	$13,042,652	$0	$11,364,061	$0
Quantitative U.S. Large Cap Growth Equity Portfolio	$21,987,704	$0	$19,594,593	$0	$12,653,691	$0
Quantitative U.S. Large Cap Value Equity Portfolio*	$5,708	$(57,315)	N/A	N/A	N/A	N/A
Quantitative U.S. Small Cap Equity Portfolio*	$5,946	$(59,262)	N/A	N/A	N/A	N/A
Quantitative International Equity Portfolio	$3,444,127	$(340,625)	$3,258,996	$(272,632)	$2,833,326	$(317,958)
Responsible ESG U.S. Equity Portfolio*	$97,368	$(16,022)	$54,439	$(22,620)	$18,425	$(40,724)
Women in Leadership U.S. Equity Portfolio*	$91,377	$(18,349)	$48,237	$(24,943)	$16,856	$(37,751)
Quantitative U.S. Long/Short Equity Portfolio	$3,954,797	$(1,153,483)	$3,285,181	$(958,178)	$2,724,661	$(794,693)
Quantitative U.S. Total Market Equity Portfolio	$1,051,631	$(309,342)	$804,784	$(234,728)	$854,570	$(300,101)
Strategic Equity Portfolio	$1,253,734	$0	$1,056,622	$0	$930,279	$0
Small Cap Equity Portfolio	$20,614,891	$0	$17,477,014	$0	$13,757,093	$0
Large Cap Value Portfolio	$427,258	$0	$418,258	$0	$392,705	$0
Equity Income Portfolio*	$96,056	$(45,728)	$38,141	$(85,249)	N/A	N/A
Secured Options Portfolio	$4,408,239	$0	$4,096,167	$0	$2,522,624	$0
Global Secured Options Portfolio	$42,460	$0	$85,114	$0	$203,207	$0
Alternative Risk Premia Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A
Core Fixed Income Portfolio	$1,681,283	$0	$1,684,392	$0	$1,581,150	$0
Muni Intermediate Portfolio**	N/A	N/A	N/A	N/A	N/A	N/A
High Yield Municipal Portfolio*	$1,221,364	$0	$996,303	$0	$552,089	$(74,030)
Short Term Tax Aware Fixed Income Portfolio*	$105,512	$(17,538)	$111,864	$(44,446)	$26,017	$(26,790)

*

The High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio were launched on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio was launched on June 29, 2016. The Equity Income Portfolio was launched on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio were launched on November 13, 2017. The Alternative Risk Premia Portfolio was launched on December 19, 2018.

**	As noted in the Prospectus, the Advisor does not receive any fee from the Muni Intermediate Portfolio for its investment services.

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Additionally, many shareholders in the Portfolios may be clients of Glenmede Trust or an Affiliate and, as clients, pay fees which vary depending on the capacity in which Glenmede Trust or an Affiliate provides fiduciary and investment services to the particular client. Such services may include personal trust, estate settlement, advisory, and custodian services. For example, for advisory services, Glenmede Trust charges its clients up to 1% on the first $3 million of principal, 0.75% on the next $2 million of principal, and 0.50% on the next $15 million of principal. An additional 0.25% administrative service fee is charged on accounts below $3 million. For accounts in excess of $10 million of principal, the fee would be determined by special analysis.

Portfolio Managers

Set forth below is information regarding the individuals identified in the Funds’ Prospectuses as primarily responsible for the day- to-day management of the Funds’ Portfolios (“Portfolio Managers”).

As of October 31, 2018, the Portfolio Managers were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

Glenmede Investment Management LP	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Stephen J. Mahoney	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 168	0 0 $911,000,000	None None None	0 0 0
Vladimir de Vassal	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 407	0 0 $1,929,000,000	None None None	0 0 0
Paul T. Sullivan	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 407	0 0 $1,929,000,000	None None None	0 0 0
Alexander R. Atanasiu	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 407	0 0 $1,929,000,000	None None None	0 0 0
Wade Wescott	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 707	0 0 $629,000,000	None None None	0 0 0

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Michael C. Crow	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None None	0 0 0	None None None	0 0 0
Robert J. Mancuso	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 77	0 0 $1,022,000,000	None None None	0 0 0
Christopher J. Colarik	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 77	0 0 $1,022,000,000	None None None	0 0 0
John R. Kichula	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 381	0 0 $480,000,000	None None None	0 0 0
Sean Heron	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 6	0 0 $11,000,000	None None None	0 0 0
Mark Livingston	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 381	0 0 $480,000,000	None None None	0 0 0
Jordan L. Irving	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 77	0 0 $1,022,000,000	None None None	0 0 0

Capital Guardian Trust Company	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Karl J. Zeile	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 0 0	$27,800,000,000 0 0	None None None	0 0 0
Chad M. Rach	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2 0 0	$25,300,000,000 0 0	None None None	0 0 0
Jerome H. Solomon	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2 0 0	$6,900,000,000 0 0	None None None	0 0 0

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Portfolio(s) that he or she manages as of December 31, 2018:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Quantitative U.S. Large Cap Core Equity Portfolio
Vladimir de Vassal, CFA	$100,001-$500,000
Paul T. Sullivan, CFA	$100,001-$500,000
Alexander R. Atanasiu, CFA	$50,001-$100,000
Quantitative U.S. Large Cap Growth Equity Portfolio
Vladimir de Vassal, CFA	$100,001-$500,000
Paul T. Sullivan, CFA	$100,001-$500,000
Alexander R. Atanasiu, CFA	$10,001-$50,000

53

Quantitative U.S. Large Cap Value Equity Portfolio
Vladimir de Vassal, CFA	$1-$10,000
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Quantitative U.S. Small Cap Equity Portfolio
Vladimir de Vassal, CFA	$1-$10,000
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Quantitative International Equity Portfolio
Vladimir de Vassal, CFA	$100,001-$500,000
Paul T. Sullivan, CFA	$50,001-$100,000
Alexander R. Atanasiu, CFA	$10,001-$50,000
Responsible ESG U.S. Equity Portfolio
Vladimir de Vassal, CFA	$10,001-$50,000
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Women in Leadership U.S. Equity Portfolio
Vladimir de Vassal, CFA	$10,001-$50,000
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Quantitative U.S. Long/Short Equity Portfolio
Vladimir de Vassal, CFA	$10,001-$50,000
Paul T. Sullivan, CFA	$50,001-$100,000
Alexander R. Atanasiu, CFA	None
Quantitative U.S. Total Market Equity Portfolio
Vladimir de Vassal, CFA	$10,001-$50,000
Paul T. Sullivan, CFA	$10,001-$50,000
Alexander R. Atanasiu, CFA	None
Strategic Equity Portfolio
John R. Kichula	$500,001-$1,000,000
Mark Livingston, CFA	$100,001-$500,000
Small Cap Equity Portfolio
Robert J. Mancuso, CFA	$100,001-$500,000
Christopher J. Colarik	$100,001-$500,000
Jordan L. Irving	$10,001-$50,000
Large Cap Value Portfolio
Wade Wescott, CFA	$500,001-$1,000,000
Equity Income Portfolio
Wade Wescott	None
Global Secured Options Portfolio
Sean Heron, CFA	None
Secured Options Portfolio
Sean Heron, CFA	$500,001-$1,000,000
Alternative Risk Premia Portfolio
Sean Heron, CFA	None
Alexander R. Atanasiu, CFA	None
Core Fixed Income Portfolio
Stephen J. Mahoney	None
Muni Intermediate Portfolio
Michael C. Crow	None
High Yield Municipal Portfolio
Karl J. Zeile	None
Chad M. Rach	None
Jerome H. Solomon	None
Short Term Tax Aware Fixed Income Portfolio
Michael C. Crow	None

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The compensation package for the GIM Portfolio Managers is comprised of a base salary, annual bonus and participation in a long-term equity plan of The Glenmede Corporation. The base salary is based on a combination of factors including the Portfolio Manager’s experience, expertise, and competitive market rates. The annual bonus payment is based on a combination of the annual pre-tax financial performance of The Glenmede Corporation, revenue generated from investment management fees and achievement of non-financial strategic goals. The Glenmede Corporation’s equity plan provides an opportunity for senior management to build equity in the parent company through options and restricted stock. Participation is based on position, experience and expertise.

As described in the prospectus, CGTC uses a system of multiple portfolio managers in managing the High Yield Municipal Portfolio’s assets. In addition, investment analysts may make investment decisions with respect to a portion of the High Yield Municipal Portfolio’s portfolio, within their research coverage. Portfolio managers and investment analysts are paid competitive salaries by CGTC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors. To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a three-year rolling average, a five-year rolling average, and an eight-year rolling average with greater weight placed on each successive measurement period to encourage a long-term investment approach. For portfolio managers, benchmarks may include measures of the marketplaces in which the High Yield Municipal Portfolio invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CGTC makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of the High Yield Municipal Portfolio’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus.

The Portfolio Managers may manage other accounts with investment strategies similar to those of the Portfolios of the Funds, which may suggest the potential for conflicts of interests relating to cross trading, allocation of investment opportunities, and aggregation and allocation of trades. In addition, GIM and the Sub-Advisor may charge varying fees to different accounts managed by their respective Portfolio Managers. Shareholders should be aware that, as with any group of portfolios and accounts managed by an investment advisor pursuant to varying fee arrangements, including performance or other incentive-based fee arrangements, there is the potential for a conflicts of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with higher or incentive-based arrangements. However, the Funds do not anticipate that management by a Portfolio’s Portfolio Manager of other accounts with similar investment strategy or different fee arrangement would conflict with management of any of the Portfolios of the Funds because conflicts of interest of this type are minimized by GIM’s and the Sub-Advisor’s respective investment management decision-making process and trade allocation policy. In addition, the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between the Funds’ Portfolios and another client account.

Transfer Agent, Dividend Paying Agent, Custodian and Administrator

State Street, with its primary place of business located at One Lincoln Street, Boston, MA 02111, serves as the Funds’ transfer agent, dividend paying agent, custodian and administrator.

For its services, State Street is entitled to receive fees from the Funds based on a percentage of the daily net assets of all Portfolios of the Funds, which is allocated to each Portfolio based on its relative net assets, plus transaction charges for certain transactions and out-of-pocket expenses. Fees paid by the Funds to State Street for the past three fiscal years are shown in the following table.

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Portfolio	October 31, 2018	October 31, 2017	October 31, 2016
Quantitative U.S. Large Cap Core Equity Portfolio	$2,354,935	$1,899,669	$1,680,943
Quantitative U.S. Large Cap Growth Equity Portfolio	$3,108,368	$2,811,612	$2,026,438
Quantitative U.S. Large Cap Value Equity Portfolio*	$20,333	N/A	N/A
Quantitative U.S. Small Cap Equity Portfolio*	$22,408	N/A	N/A
Quantitative International Equity Portfolio	$251,916	$201,821	$285,410
Responsible ESG U.S. Equity Portfolio*	$30,696	$20,992	$19,855
Women in Leadership U.S. Equity Portfolio*	$30,680	$20,617	$16,388
Quantitative U.S. Long/Short Equity Portfolio	$263,606	$211,171	$176,715
Quantitative U.S. Total Market Equity Portfolio	$136,497	$88,401	$142,317
Strategic Equity Portfolio	$131,536	$106,366	$96,812
Small Cap Equity Portfolio	$2,888,140	$2,401,719	$1,756,398
Large Cap Value Portfolio	$88,505	$88,130	$71,130
Equity Income Portfolio*	$38,016	$55,359	N/A
Secured Options Portfolio	$547,545	$494,169	$275,852
Global Secured Options Portfolio	$19,721	$24,744	$37,180
Alternative Risk Premia Portfolio*	N/A	N/A	N/A
Core Fixed Income Portfolio	$268,298	$260,533	$260,667
Muni Intermediate Portfolio	$164,008	$164,100	$179,295
High Yield Municipal Portfolio*	$135,023	$118,042	$69,142
Short Term Tax Aware Fixed Income Portfolio*	$35,783	$34,493	$11,086

*

The High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio were launched on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio was launched on June 29, 2016. The Equity Income Portfolio was launched on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio were launched on November 13, 2017. The Alternative Risk Premia Portfolio was launched on December 19, 2018.

State Street is also compensated for its services as the Funds’ securities lending agent and short sales lending agent and until December 2010, was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Funds’ compliance program.

Shareholder Services Plan

The Glenmede Portfolios has adopted a Shareholder Servicing Plan effective January 1, 1995, and most recently amended effective September 20, 2016, and the Glenmede Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998, and most recently amended effective December 13, 2018 (collectively, the “Plans”), under which the Funds may pay, directly or indirectly, a fee to broker/dealers, banks and other financial institutions (including Glenmede Trust and its affiliates) that are dealers of record or holders of record or which have a servicing relationship (“Servicing Agents”) with the record or beneficial owners of shares in each Portfolio. Under the Plans, Servicing Agents provide or arrange to provide shareholder support services to shareholders of the Portfolios. The fee, which is at an annual rate of 0.05% for the Institutional Shares of the Small Cap Equity Portfolio; 0.10% for the Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio; 0.15% for the Muni Intermediate Portfolio; 0.20% for the Equity Income Portfolio, Global Secured Options Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, the Advisor Shares of the Quantitative U.S. Large Cap Core Equity Portfolio, the Advisor Shares of the Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Alternative Risk Premia Portfolio, Advisor Shares of the Secured Options Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio; 0.25% for the High Yield Municipal Portfolio, Quantitative International Equity Portfolio and the Advisor Shares of the Small Cap Equity Portfolio, is computed monthly and is based on the average daily net assets of the shares beneficially owned by such shareholders. As of the date of this SAI, the Institutional Class of the Quantitative U.S. Large Cap Growth Equity Portfolio, the Institutional Class of the Quantitative U.S. Large Cap Core Equity Portfolio, the Institutional Class of the Secured

56

Options Portfolio and the Institutional Class of the Quantitative U.S. Long/Short Equity Portfolio are not subject to the Plans and, accordingly, pay no shareholder servicing fees. All expenses incurred by a class of the Portfolios in connection with the Agreements and the implementation of the Plans shall be borne entirely by the holders of the shares of that class of the particular Portfolio involved and will result in an equivalent increase to each Portfolio’s Total Annual Portfolio Operating Expenses. The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions and other persons in connection with selling Portfolio shares and/or servicing of Portfolio shareholders and other accounts managed by the Advisor or Glenmede Trust.

The services provided by or arranged to be provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from shareholders and transmitting purchase and redemption orders to the transfer agent; providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Funds on behalf of shareholders; providing information periodically to shareholders showing their positions; arranging for bank wires; responding to shareholders’ inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; or providing such other similar services as may be reasonably requested.

Glenmede Trust has entered into Agreements with the Funds and provides or arranges to provide shareholder support services to shareholders of the Portfolios listed below. Glenmede Trust can terminate or modify this arrangement at any time. Shareholder servicing fees paid to Glenmede Trust for the past three fiscal years are shown in the following table.

Shareholder Services Plan

Glenmede Trust	October 31, 2018	October 31, 2017	October 31, 2016
Quantitative U.S. Large Cap Core Equity Portfolio	$4,421,280	$3,936,316	$3,685,860
Quantitative U.S. Large Cap Growth Equity Portfolio	$6,174,063	$6,623,281	$4,572,522
Quantitative U.S. Large Cap Value Equity Portfolio*	$2,076	N/A	N/A
Quantitative U.S. Small Cap Equity Portfolio*	$2,162	N/A	N/A
Quantitative International Equity Portfolio	$1,148,043	$1,086,332	$944,442
Responsible ESG U.S. Equity Portfolio*	$35,407	$19,796	$6,700
Women in Leadership U.S. Equity Portfolio*	$33,228	$17,541	$6,129
Quantitative U.S. Long/Short Equity Portfolio	$659,133	$547,530	$454,110
Quantitative U.S. Total Market Equity Portfolio	$175,272	$134,131	$142,428
Strategic Equity Portfolio	$455,903	$384,226	$338,283
Small Cap Equity Portfolio	$5,030,273	$4,611,437	$4,043,628
Large Cap Value Portfolio	$155,367	$152,094	$142,802
Equity Income Portfolio*	$34,929	$13,869	N/A
Secured Options Portfolio	$884,796	$1,048,181	$917,318
Global Secured Options Portfolio	$15,440	$30,950	$73,894
Alternative Risk Premia Portfolio*	N/A	N/A	N/A
Core Fixed Income Portfolio	$480,367	$481,255	$451,757
Muni Intermediate Portfolio	$453,287	$457,623	$494,464
High Yield Municipal Portfolio*	$469,755	$383,193	$212,342
Short Term Tax Aware Fixed Income Portfolio*	$30,146	$31,961	$7,433

*

The High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio were launched on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio was launched on June 29, 2016. The Equity Income Portfolio was launched on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio were launched on November 13, 2017. The Alternative Risk Premia Portfolio launched on December 19, 2018.

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Securities Lending

State Street serves as securities lending agent for the Glenmede Fund Portfolios, and in that role administers the Portfolios’ securities lending program pursuant to the terms of a Securities Lending Authorization Agreement entered into between Glenmede Fund, on behalf of its Portfolios, and State Street.

For the fiscal year ended October 31, 2018, State Street, acting as securities lending agent, provided the following services to the Glenmede Fund Portfolios in connection with the Portfolios’ securities lending activities: (i) locating borrowers among an approved list of prospective borrowers; (ii) monitoring applicable minimum spread requirements, lending limits and the value of the loaned securities and collateral received; (iii) seeking additional collateral, as necessary, from borrowers; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of all or substantially all cash collateral in an investment vehicle designated by the Portfolios; (v) returning collateral to borrowers; (vi) facilitating substitute dividend, interest, and other distribution payments to the Portfolios from borrowers; (vii) negotiating the terms of each loan of securities, including but not limited to the amount of any loan premium, and monitoring the terms of securities loan agreements with prospective borrowers for consistency with the requirements of the Glenmede Fund’s Securities Lending Authorization Agreement; (viii) selecting securities, including amounts (percentages), to be loaned; (ix) maintaining such records as are reasonably necessary to account for loans that are made and the income derived therefrom; and (x) arranging for return of loaned securities to the Portfolios in accordance with the terms of the Securities Lending Authorization Agreement.

State Street receives as compensation for its services a portion of the amount earned by the Glenmede Fund Portfolios for lending securities.

For the fiscal year ended October 31, 2018, each Glenmede Fund Portfolio’s gross income received for securities lending activities, the fees and/or compensation paid by each Glenmede Fund Portfolio for securities lending activities, and the net income earned by each Glenmede Fund Portfolio for securities lending activities, were as follows:

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		Fees and/or compensation paid for securities lending activities and related services
	Gross income from securities lending activities[1]	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Rebate (paid to borrower)	Other fees not included in revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Quantitative U.S. Large Cap Core Equity Portfolio	$495,730.61	$17,889.47	$12,499.71	$0.00	$0.00	$393,782.81	$0.00	$424,171.99	$71,321
Quantitative U.S. Large Cap Growth Equity Portfolio	$962,759.91	$98,006.56	$17,948.56	$0.00	$0.00	$454,778.65	$0.00	$570,733.77	$391,982
Quantitative U.S. Large Cap Value Equity Portfolio	$52.65	$1.13	$1.08	$0.00	$0.00	$45.02	$0.00	$47.23	$5
Quantitative U.S. Small Cap Equity Portfolio	$326.37	$13.06	$6.34	$0.00	$0.00	$253.35	$0.00	$272.75	$54
Quantitative International Equity Portfolio	$987,487.77	$160,558.67	$7,627.24	$0.00	$0.00	$177,066.41	$0.00	$345,252.32	$642,340
Responsible ESG U.S. Equity Portfolio	$3,547.66	$158.75	$74.22	$0.00	$0.00	$2,680.01	$0.00	$2,912.98	$631
Women in Leadership U.S. Equity Portfolio	$749.33	$19.38	$16.64	$0.00	$0.00	$635.81	$0.00	$671.83	$77

[1]	Includes income from cash collateral reinvestment.

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Quantitative U.S. Long/Short Equity Portfolio	$31,280.03	$347.95	$705.08	$0.00	$0.00	$28,834.96	$0.00	$29,887.99	$1,398
Quantitative U.S. Total Market Equity Portfolio	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Strategic Equity Portfolio	$43,896.43	$784.35	$894.46	$0.00	$0.00	$39,079.78	$0.00	$40,758.59	$3,153
Small Cap Equity Portfolio	$2,997,868.15	$287,832.43	$48,704.38	$0.00	$0.00	$1,509,994.95	$0.00	$1,846,531.76	$1,147,067
Large Cap Value Portfolio	$5,896.65	$51.19	$117.29	$0.00	$0.00	$5,523.06	$0.00	$5,691.54	$208
Equity Income Portfolio	$6,675.13	$159.31	$140.75	$0.00	$0.00	$5,734.52	$0.00	$6,034.58	$642
Secured Options Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Secured Options Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Alternative Risk Premia Portfolio**	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Fixed Income Portfolio	$204.000.86	$2,159.87	$4,258.38	$0.00	$0.00	$188,927.36	$0.00	$195,345.61	$8,591
High Yield Municipal Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Short Term Tax Aware Fixed Income Portfolio	$3,604.62	$274.62	$84.42	$0.00	$0.00	$2,148.05	$0.00	$2,507.09	$1,093

*	The Secured Options Portfolio, Global Secured Options Portfolio and High Yield Municipal Portfolio did not participate in the securities lending program during the fiscal year ended October 31, 2018.
**	The Alternative Risk Premia Portfolio was launched on December 19, 2018.

Distributor

Shares of the Funds are distributed continuously and are offered without a sales load by Quasar Distributors, LLC (“Quasar Distributors”), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to Distribution Agreements between the Funds and Quasar Distributors. Quasar Distributors receives no fee from the Funds for its distribution services. Currently, the Advisor pays Quasar Distributors’ fees and out-of-pocket expenses for the distribution services Quasar Distributors provides to the Portfolios.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, serves as the Funds’ independent registered public accounting firm and will audit their financial statements annually.

Counsel

Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Funds.

Reports

Shareholders will receive unaudited semi-annual financial statements and audited annual financial statements.

PORTFOLIO TRANSACTIONS

The Investment Advisory Agreements and Sub-Investment Advisory Agreement authorize the Advisor and Sub-Advisor to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Portfolios and directs the Advisor or Sub-Advisor, as applicable, to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Advisor may, however, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor under each Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to a Portfolio and the Advisor’s other clients. The distribution of orders among brokers and the commission rates paid by the Portfolios of the Glenmede Fund are reviewed periodically by the Glenmede Fund Board.

The Funds are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents that the Portfolios have acquired during the Funds’ most recent fiscal year. As of the fiscal year ended October 31, 2018, the Portfolios held securities of their regular broker/dealers as follows:

Portfolio	Broker Security	Market Value
Quantitative U.S. Large Cap Core Equity Portfolio	JP Morgan Chase & Co.	$32,358,008
	Bank of New York Mellon Corp.	13,417,250
Quantitative U.S. Large Cap Value Equity Portfolio	Bank of America Corp.	$25,575
	Citigroup, Inc.	$21,536
	JP Morgan Chase & Co.	$27,473
	Morgan Stanley & Company, Inc.	$11,187
Responsible ESG U.S. Equity Portfolio	Bank of America Corp.	$262,047
	JP Morgan Chase & Co.	$219,566
	Bank of New York Mellon Corp.	$218,097
	Morgan Stanley & Company, Inc.	$105,018
Women in Leadership U.S. Equity Portfolio	Bank of America Corp.	$91,025
	JP Morgan Chase & Co.	$332,293
	Morgan Stanley & Company, Inc.	$97,850
Quantitative U.S. Long/Short Equity Portfolio	Bank of America Corp.	$4,537,500
	Bank of New York Mellon Corp.	$2,431,815
Quantitative U.S. Total Market Equity Portfolio	Bank of America Corp.	$998,250
	JP Morgan Chase & Co.	$1,100,775
Strategic Equity Portfolio	JP Morgan Chase & Co.	$5,676,017
	Wells Fargo & Co.	$5,145,638
Large Cap Value Portfolio	Citigroup, Inc.	$1,901,940
	State Street Corporation	$783,063
	Bank of America Corp.	$2,513,225
Core Fixed Income Portfolio	Bank of America Corp.	$10,260,867
	Citigroup, Inc.	$10,742,557
	JP Morgan Chase & Co.	$16,788,427
Short Term Tax Aware Fixed Income Portfolio	JP Morgan Chase & Co.	$360,925

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During the fiscal years ended October 31, 2018, 2017 and 2016, the Portfolios paid brokerage commissions as follows:

Portfolio	October 31, 2018	October 31, 2017	October 31, 2016
Quantitative U.S. Large Cap Core Equity Portfolio	$2,303,632	$1,297,579	$2,205,286
Quantitative U.S. Large Cap Growth Equity Portfolio	$2,247,423	$1,665,436	$1,844,307
Quantitative U.S. Large Cap Value Equity Portfolio*	$1,291	N/A	N/A
Quantitative U.S. Small Cap Equity Portfolio*	$3,066	N/A	N/A
Quantitative International Equity Portfolio	$722,295	$649,018	$1,204,730
Responsible ESG U.S. Equity Portfolio*	$11,055	$7,347	$5,809
Women in Leadership U.S. Equity Portfolio*	$12,078	$6,766	$5,794
Quantitative U.S. Long/Short Equity Portfolio	$517,543	$238,819	$419,261
Quantitative U.S. Total Market Equity Portfolio	$148,033	$77,286	$165,948
Strategic Equity Portfolio	$19,786	$24,622	$35,412
Small Cap Equity Portfolio	$2,761,663	$3,469,538	$2,935,850
Large Cap Value Portfolio	$54,920	$83,041	$146,022
Equity Income Portfolio*	$6,589	$4,527	N/A
Secured Options Portfolio	$130,961	$77,470	$61,768
Global Secured Options Portfolio	$12,424	$42,170	$89,584
Alternative Risk Premia Portfolio*	NA	N/A	N/A
Short Term Tax Aware Fixed Income Portfolio*	$815	$558	$664

*

The Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio were launched on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio was launched on June 29, 2016. The Equity Income Portfolio was launched on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio were launched on November 13, 2017. The Alternative Risk Premia Portfolio launched on Decemebr 19, 2018.

Significant changes in brokerage commissions paid by a Portfolio from year to year have been due to changing asset levels and/or portfolio turnover.

The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Muni Intermediate Portfolio do not currently expect to incur any brokerage commission expense on transactions in their portfolio securities because debt instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

To the extent that a Portfolio effects brokerage transactions with a broker/dealer affiliated directly or indirectly with the Funds, the investment advisers or Quasar Distributors, such transactions will be effected in compliance with applicable law.

Some securities considered for investment by each Portfolio may also be appropriate for other clients served by the Advisor or the Sub-Advisor. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients served by Advisor or the Sub-Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Advisor or the Sub-Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolios.

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ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the Federal tax consequences in the Prospectuses and this SAI are based on the Code, and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

The Alternative Risk Premia Portfolio intends to qualify and to continue to qualify, and each other Portfolio qualified during its last taxable year and intends to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Portfolio must meet three important tests each year.

First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

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Taxation of Certain Investments

The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by a Portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Portfolio invests, the Portfolio may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Portfolio fails to make an election to recognize income annually during the period of its ownership of the shares.

Any annual net profit of the Subsidiary, if formed, will be recognized as ordinary income by the Alternative Risk Premia Portfolio but any annual net loss of the Subsidiary will not be recognized and will not carry forward.

The following Portfolios have available capital loss carryforwards as of October 31, 2018 that may be carried forward indefinitely retaining their tax character to offset future net capital gains to the extent permitted by the Code and applicable tax regulations as follows:

Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Quantitative U.S. Large Cap Value Equity Portfolio	$24,532	—
Quantitative U.S. Small Cap Equity Portfolio	$2,798	—
Quantitative International Equity Portfolio	$2,136,441	—
Quantitative U.S. Long/Short Equity Portfolio	$19,680,918	—
Global Secured Options Portfolio*	$5,059,957	$1,642,909
Core Fixed Income Portfolio	$188,259	$1,793,311
Short Term Tax Aware Fixed Income Portfolio	$104,157	$27,826
High Yield Municipal Portfolio	$430,216	$298,379
Muni Intermediate Portfolio	$288,263	$117,564

*	Utilization of the capital loss carryfowards of the Global Secured Options Portfolio is limited currently and in future years pursuant to Internal Revenue Code Section 382.

Muni Intermediate, High Yield Municipal and Short Term Tax Aware Fixed Income Portfolios

As described in the Prospectus, the Muni Intermediate and High Yield Municipal Portfolios are designed to provide investors with current tax-exempt interest income, and the Short Term Tax Aware Fixed Income Portfolio anticipates that a significant portion of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. Shares of these Portfolios may not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, shareholders would fail to gain any additional benefit from each such Portfolio’s dividends, or portion thereof in the case of the Short Term Tax Aware Fixed Income Portfolio, being tax-exempt. Additionally, dividends would be ultimately taxable to the beneficiaries of retirement plans, H.R. 10 plans and individual retirement accounts when distributed to them. In addition, the Portfolios may not be an appropriate investment for entities which are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

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For the Muni Intermediate, High Yield Municipal or Short Term Tax Aware Fixed Income Portfolios to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Portfolio’s total assets at the close of each quarter of the Portfolio’s taxable year must consist of exempt-interest obligations.

Special Considerations Regarding Investment in Options and Futures

The Global Secured Options Portfolio, the Secured Options Portfolio and the Alternative Risk Premia Porfolio expect to purchase and to sell various call options and put options. In addition, the Large Cap Value Portfolio, the Quantitative U.S. Long/Short Equity Portfolio and the Strategic Equity Portfolio are each permitted to purchase and sell options. In general, option premiums received by a Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Portfolio is exercised and the Portfolio sells or delivers the underlying stock, the Portfolio generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Portfolio minus (b) the Portfolio’s basis in the stock. That gain or loss generally will be short-term or long-term depending on the holding period of the underlying stock. If a put option written by a Portfolio is exercised and the Portfolio purchases the underlying stock, that purchase does not give rise to any gain or loss at that time and the Portfolio’s basis in the stock will generally equal the exercise price of the put option reduced by the premium the Portfolio received for writing the option. Gain or loss with respect to any termination of the Portfolio’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Portfolio is greater or less than the amount paid by the Portfolio (if any) in terminating the transaction. Thus, for example, if an option written by the Portfolio expires unexercised, the Portfolio generally will recognize short-term gain equal to the premium received.

A Portfolio’s writing of covered call options, may in turn trigger the Federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules. The holding period on stock underlying covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the dividends received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 50% dividends received deduction for Portfolio shareholders that are corporations.

The tax treatment of certain futures contracts which may be entered into by the Global Secured Options Portfolio, Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio or Alternative Risk Premia Porfolio as well as listed non-equity options which may be written or purchased by a Portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from those contracts may be treated as ordinary in character. Also, any Section 1256 contracts held by the Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 or ordinary gain or loss, as applicable.

In addition to the special rules for options and futures transactions, the Global Secured Options Portfolio’s, the Secured Options Portfolio’s, the Quantitative U.S. Long/Short Equity Portfolio’s and the Alternative Risk Premia Porfolio’s transactions in other derivatives (for example, forward contracts and swap agreements) as well as any of its other hedging transactions, may be subject to one or more special tax rules (including the notional principal contract, constructive sale, wash sale and short sale rule). These rules may affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains by the Portfolio, defer losses of the Portfolio, and cause adjustments in the holding periods of the Portfolio’s securities. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under

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current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

State and Local Taxes

Although each Portfolio intends to qualify as a regulated investment company and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.

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GENERAL INFORMATION

Description of Shares and Voting Rights

The shares of each Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in the Prospectus, will be fully paid and non-assessable. The shares of each Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of a Fund voting for the election of its Board members can elect 100% of the Board of that Fund if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the particular Fund. The Funds will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. Each Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the particular Fund. To the extent required by the undertaking, the particular Fund will assist shareholder communication in such matters. The staff of the SEC has expressed the view that the use of a combined Prospectus for the Funds may subject a Fund to liability for misstatements, inaccuracies or incomplete disclosure about the other Fund.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants and the election of directors or trustees may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.

Notwithstanding any provision of Maryland law requiring a greater vote of the Glenmede Fund’s common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Glenmede Fund’s Articles of Amendment and Restatement, the Glenmede Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Glenmede Fund entitled to vote thereon. Under Maryland law, the Glenmede Fund Board may liquidate a Glenmede Fund Portfolio or class without shareholder approval.

Certain Record Holders

To the Funds’ knowledge, the following shareholders held of record or beneficially owned 5% or more of the outstanding shares of the indicated Portfolio as of February 1, 2019. Any shareholder that owns more than 25% of the outstanding shares of a Portfolio or class may be presumed to “control” (as that term is defined in the 1940 Act) the Portfolio or class. Shareholders controlling a Portfolio or class could have the ability to vote a majority of the shares of the Portfolio or class on any matter requiring approval of shareholders of the Portfolio or class.

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Portfolio	Name and Address of Owner	Ownership Type	Percentage of Outstanding Shares
Core Fixed Income Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	98.44%
Equity Income Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	100%
Quantitative International Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	97.74%
Global Secured Options Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	99.69%
Quantitative U.S. Large Cap Growth Equity Portfolio—Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	10.12%
Quantitative U.S. Large Cap Growth Equity Portfolio—Advisor Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	47.91%
Large Cap Value Portfolio	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	10.98%
Large Cap Value Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	78.88%
Large Cap Value Portfolio	Vanguard Fiduciary Trust Co. Attn: Investment Services PO Box 2600 Valley Forge, PA 19482	Record	5.86%

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Quantitative U.S. Large Cap Core Equity Portfolio—Advisor Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	25.60%
Quantitative U.S. Large Cap Core Equity Portfolio—Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	37.78%
Quantitative U.S. Large Cap Core Equity Portfolio—Institutional Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	9.29%
Quantitative U.S. Large Cap Core Equity Portfolio—Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	5.09%
Quantitative U.S. Large Cap Core Equity Portfolio—Institutional Shares	Vallee & Co c/o Reliance Trust Co. 480 Pilgrim Way Suite 1000 Green Bay, WI 54304	Record	5.22%
Quantitative U.S. Long/Short Equity Portfolio—Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	80.81%
Quantitative U.S. Long/Short Equity Portfolio—Advisor Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	8.35%
Women in Leadership U.S. Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	93.44%
Responsible ESG U.S. Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	96%
Quantitative U.S. Large Cap Growth Equity Portfolio—Institutional Shares	Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105	Record	45.77%
Quantitative U.S. Large Cap Core Equity Portfolio—Institutional Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	10.74%

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High Yield Municipal Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	100%
Secured Options Portfolio—Advisor Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	12.74%
Secured Options Portfolio—Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	54.64%
Secured Options Portfolio—Institutional Shares	Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105	Record	10.24%
Secured Options Portfolio—Institutional Shares	Nevada Office of Treasurer Nevada Higher Education Tuition Trust Fund 101 N. Carson Street, Suite 4 Carson City, NV 89701	Record	17.43%
Secured Options Portfolio—Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	39.79%
Secured Options Portfolio—Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	11.50%
Alternative Risk Premia Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	100%
Small Cap Equity Portfolio—Advisor Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	13.56%
Small Cap Equity Portfolio—Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	39.18%
Small Cap Equity Portfolio—Advisor Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	28.73%
Small Cap Equity Portfolio—Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	15.67%

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Small Cap Equity Portfolio—Institutional Shares	Merrill Lynch, Pierce, Fenner & Smith, INC For the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246	Record	59.05%
Strategic Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	95.58%
Muni Intermediate Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	100%
Short Term Tax Aware Fixed Income Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	100%
Quantitative U.S. Total Market Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	52.47%
Quantitative U.S. Total Market Equity Portfolio	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	14.41%
Quantitative U.S. Total Market Equity Portfolio	Kessler Foundation 120 Eagle Rock Avenue Suite 100 East Hanover, NJ 07936	Record	6.24%
Quantitative U.S. Large Cap Value Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	100%
Quantitative U.S. Small Cap Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	100%

As of February 1, 2019, the Directors/Trustees and officers of the Funds collectively owned less than 1% of the outstanding shares of each of the Funds’ Portfolios.

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Dividends and Distributions

Each Portfolio’s policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for a Portfolio cannot be predicted.

FINANCIAL STATEMENTS

The Funds’ Financial Statements for the Core Fixed Income Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Muni Intermediate Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Short Term Tax Aware Fixed Income Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio for the year ended October 31, 2018, and the financial highlights for each of the respective periods presented, appearing in the 2018 Annual Report to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, also appearing therein, are incorporated by reference in this SAI. No other parts of the 2018 Annual Report to Shareholders are incorporated herein. No financial statements are supplied for the Alternative Risk Premia Portfolio as this Portfolio had not commenced operations as of October 31, 2018.

OTHER INFORMATION

The Funds’ Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

The third party marks appearing above are the marks of their respective owners.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

I.	Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) – The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

II.	Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Risks—S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

III.	Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable Methodologies (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although, DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

IV.	Description of Mortgage-Backed Securities

Mortgage-Related Securities. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may purchase mortgage-backed securities that are secured by entities such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These certificates are in most cases pass- through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly- owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by Fannie Mae. Mortgage-related securities issued by the Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Investments in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the U.S. Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the U.S. Treasury to Freddie Mac and Fannie Mae. The conditions attached to the financial contribution made by the U.S. Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae. In addition On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange’s minimum average closing price of $1 for more than 30 days.

In a February 2011 report to Congress from the U.S. Treasury and the Department of Housing and Urban Development, the Obama administration provided a plan to reform the U.S. housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Authority or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

In addition, in August 2012, the U.S. Treasury announced that it had amended the terms of its bailout agreement with Fannie Mae and Freddie Mac in order to decrease the holdings of each firm more quickly. Under the amended agreement, both Fannie Mae and Freddie Mac will have to turn over all profits they earn every quarter. They will also have to accelerate the reduction of their mortgage holdings to hit a cap of $250 million by 2018, four years earlier than planned. Under the new arrangement, the portfolios of Fannie Mae and Freddie Mac can be no larger than $650 billion each at the end of 2012.

The Core Fixed Income Portfolio may invest in mortgage-backed securities issued or sponsored by both government and non- governmental entities. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non- government guaranteed or insured) mortgage loans. Privately-issued mortgage backed securities must have a rating of at least A by S&P or Moody’s or which if unrated, is in the Advisor’s opinion equivalent in credit quality to securities so rated. The ratings assigned by a rating organization (e.g., S&P or Moody’s) to privately-issued mortgage-backed securities address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization’s ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization’s ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. Additionally, in order to receive a high quality rating from the rating organizations, privately issued mortgage-backed securities normally are structured with one or more types of “credit enhancement.” Credit enhancement falls generally into two categories: (i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets.

Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default relates to the ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may also invest in multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or sponsored enterprises such as Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

Fannie Mae REMIC certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

CMOs and guaranteed REMIC certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities. The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These are referred to as “sequential pay” CMOs, or REMIC Certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code, and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Additional structures of CMOs and REMIC certificates include, among others, “parallel pay” CMOs and REMIC certificates. Parallel pay CMOs or REMIC certificates are those which are structured to apply principal payments and prepayments of mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC certificates may be issued in sequential pay or parallel pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

CMOs may involve additional risks other than those found in other types of mortgage-related obligations. CMOs may exhibit more price volatility and interest rate risk than other types of mortgage-related obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, which are unacceptable to the Portfolio based on the Portfolio’s analysis of the market value of the security.

The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may also invest in stripped mortgage-backed securities (“SMBS”) (including interest only and principal only securities), which are derivative multiple class mortgage-backed securities. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may also invest in privately-issued SMBS. Although the market for such securities is increasingly liquid, privately-issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio’s limitation on investments in illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities.

SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Because derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage- backed securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

V.	Description of Asset-Backed Securities

Asset-Backed Securities. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may invest in asset-backed securities. Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of asset-backed securities may raise considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in the respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most of such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner’s obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.

VI.	Description of U.S. Government Securities and Certain Other Securities

The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Government, and by various agencies, authorities and instrumentalities which have been established or sponsored by the United States Government.

U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Freddie Mac, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Fannie Mae and Freddie Mac.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the FHFA. The long-term effect that this conservatorship will have on the securities issued or guaranteed by Fannie Mae and Freddie Mac is unclear. For more information about the conservatorship, see “Description of Mortgage-Backed Securities” above.

Investments in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

VII.	Description of Municipal Obligations

Municipal Obligations generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Obligations may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on Project Notes, they are also secured by the full faith and credit of the United States.

Note obligations with demand or put options may have a stated maturity in excess of 13 months, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days’ notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank’s prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

The yields of Municipal Obligations depend on, among other things, general money market conditions, conditions in the Municipal Obligation market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s and S&P represent their opinions of the quality of the Municipal Obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon, but with different ratings may have the same yield.

Municipal Obligations are sometimes purchased on a “when issued” basis, which means the buyer has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment cancelled.

From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Obligations. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the High Yield Municipal, Muni Intermediate and Short Term Tax Aware Fixed Income Portfolios to achieve their investment objectives. In that event the Funds’ Board members and officers would reevaluate the High Yield Municipal, Muni Intermediate and Short Term Tax Aware Fixed Income Portfolios’ investment objectives and policies and consider recommending to their shareholders changes in such objectives and policies.

VIII. Foreign Investments

Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Equity Income, Quantitative U.S. Long/Short Equity, Strategic Equity, Quantitative International Equity, Global Secured Options, Responsible ESG U.S. Equity, Small Cap Equity, Large Cap Value, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap

Equity, Quantitative U.S. Total Market Equity, Women in Leadership U.S. Equity and Alternative Risk Premia Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, these Portfolios may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Global Secured Options Portfolio, Quantitative International Equity Portfolio and Alternative Risk Premia Portfolio permit the Portfolios to enter into forward foreign currency exchange contracts in order to hedge the Portfolio’s holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

Although the Equity Income, Quantitative U.S. Long/Short Equity, Strategic Equity, Quantitative International Equity, Global Secured Options, Small Cap Equity, Large Cap Value, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Quantitative U.S. Total Market Equity, Women in Leadership U.S. Equity and Alternative Risk Premia Portfolios will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the foreign companies comprising the Equity Income, Quantitative U.S. Long/Short Equity, Strategic Equity, Quantitative International Equity, Global Secured Options, Small Cap Equity, Large Cap Value, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Quantitative U.S. Total Market Equity, Women in Leadership U.S. Equity and Alternative Risk Premia Portfolios.

IX.	Options

For the Quantitative U.S. Long/Short Equity Portfolio, Large Cap Value Portfolio, Strategic Equity Portfolio, Global Secured Options Portfolio, Secured Options Portfolio and Alternative Risk Premia Portfolio, writing and purchase of options is a highly specialized activity which involves investment analysis and risks that are different from those associated with ordinary portfolio securities transactions.

Purchasing options to attempt to increase return through their price appreciation involves the risk of loss of option premium if the Advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. Writing options to seek to increase income in a Portfolio involves the risk of net loss (after receiving the option premium) if the Advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. The successful use of options for hedging purposes also depends in part on the degree of correlation between the option and a security or index of securities. If the Advisor is incorrect in its expectation of changes in securities prices or its estimation of the correlation between the option and a security index, the investment performance of a Portfolio will be less favorable than it would have been in the absence of such options transactions. The use of options may increase a Portfolio’s portfolio turnover rate. Higher rates of turnover may result in increased brokerage commissions, and could increase the amount of income received by a Portfolio that constitutes taxable capital gains. To the extent capital gains are realized, distributions from those gains may be ordinary income for Federal tax purposes.

Additionally, there is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange- traded option or option traded over-the-counter at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (v) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Quantitative U.S. Long/Short Equity Portfolio, Large Cap Value Portfolio, Strategic Equity Portfolio, Global Secured Options Portfolio, Secured Options Portfolio and Alternative Risk Premia Portfolio may purchase and sell both options that are traded on exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will generally treat purchased over-the-counter options as illiquid investments and the assets used to cover over-the-counter options written by the Fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the Fund may repurchase any over-the-counter option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

X.	Futures Contracts and Options on Futures Contracts.

To seek to increase total return or to hedge against changes in interest rates or securities prices, the Alternative Risk Premia Portfolio, either directly or through Subsidiary, Quantitative U.S. Long/Short Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Portfolio may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities, securities indices, and any other financial instruments and indices. A Portfolio will engage in futures and related options transactions for hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the CFTC. All futures contracts entered into by a Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Portfolio may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Portfolio proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Portfolio may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of the Portfolio’s portfolio securities. If, in the opinion of the Advisor, there is a sufficient degree of correlation between price trends for the Portfolio’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Portfolio’s portfolio may be more or less volatile than prices of such futures contracts, the Advisor will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Portfolio enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Portfolio’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Portfolio may take a “long” position by purchasing futures contracts. This would be done, for example, when the Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

APPENDIX B — PROXY VOTING PROCEDURES

Glenmede Investment Management LP

Institutional Shareholder Services Inc.

GLENMEDE INVESTMENT MANAGEMENT LP

PROXY VOTING POLICY AND PROCEDURES

I. EXECUTIVE SUMMARY

There are responsibilities that come with equity ownership. As a shareholder, one is expected to cast informed votes on important issues affecting a company.

II. POLICY

Glenmede’s policy is to conform to the Shareholders Communication Act (17 CFR 240.14-17) with respect to the distribution of proxy material.

Glenmede is responsible for voting all voting securities held in managed or custodial accounts unless otherwise directed by a client. To assist in doing so, Glenmede engages the services of a third party proxy processor, currently ISS to evaluate, recommend and vote shares consistent with those recommendations. Glenmede evaluates the summary of ISS voting policies annually in order to assure that they are consistent with Glenmede’s views of the long-term interests of clients and investors. ISS is provided with holdings information and votes all securities absent some identified conflict; for example, where ISS has a conflict in the vote due to equity ownership in the issuer, where a client has a conflict, or where Glenmede otherwise determines that it is important and in the interest of Glenmede’s investors to vote directly.

Conflicts like the foregoing are managed by the Director of Equity Management. The Chief Compliance Officer shall periodically assure that proxy votes are being made, are properly reconciled, that any conflicts are identified and resolved, and that all votes are consistent with the announced policies.

III. OTHER MATERIAL CONFLICTS

It is anticipated that following the recommendations of the third party proxy voting firm effectively eliminates potential conflicts. If both GIM and ISS have a material conflict the Adviser will determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves.

IV. DISCLOSURE

1. The Adviser will disclose in its Form ADV that clients may contact the CCO in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client’s proxy.

2. A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part 2A, and will be updated whenever these policies and procedures are updated.

V. RECORDKEEPING

The CCO will periodically assure that the third-party proxy voting service and the Adviser together will maintain appropriate records as required for five years from the end of the fiscal year during which the last entry was made including the following records;

•	Copies of this proxy voting policy and procedures, and any amendments thereto;

•	A copy (or link to appropriate electronic version) of each proxy statement;

•	A record of each vote cast;

•	A copy of any document used to memorialize the rationale for the proxy vote;

•

A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

United States

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2019

Published December 18, 2018

U.S. Concise Proxy Voting Guidelines

The policies contained herein are a sampling only of selected key ISS U.S. proxy voting guidelines,

and are not intended to be exhaustive. The complete guidelines can be found at:

https://www.issgovernance.com/policy-gateway/voting-policies/

BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

•	General Recommendation: Generally vote for director nominees, except under the following circumstances:

Independence

Vote against1 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

•	Independent directors comprise 50 percent or less of the board;

•	The non-independent director serves on the audit, compensation, or nominating committee;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case2) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

[1]

In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

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In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

•	Sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[3].

Diversity: Highlight boards with no gender diversity. For 2019 meetings, no adverse vote recommendations will be made due to a lack of gender diversity.

For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2020, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies when there are no women on the company’s board. Mitigating factors include:

•	A firm commitment, as stated in the proxy statement, to appoint at least one female to the board in the near term;

•	The presence of a female on the board at the preceding annual meeting; or

•	Other relevant factors as applicable.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

•

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

[3]

Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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•	The board failed to act on takeover offers where the majority of shares are tendered;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

•	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

•	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Vote against or withhold from the entire board of directors (except new nominees4, who should be considered case-by-case) for the following:

Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees, who should be considered case-by-case) if:

•

The company has a poison pill that was not approved by shareholders[5]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

•	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

[4]

A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

[5]	Public shareholders only, approval prior to a company’s becoming public is insufficient.

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Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders’ ability to amend bylaws.

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Problematic Governance Structure—Newly public companies: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:

•	The level of impairment of shareholders’ rights;

•	The disclosed rationale;

•	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;

•	Any reasonable sunset provision; and

•	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

•

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

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Vote case-by-case on members of the Audit Committee and potentially the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices; or

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

•	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

•	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

•	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

•	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

•	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

•	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

•	Any other relevant factors.

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Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[6], or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

•

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

•	General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Independent Chair (Separate Chair/CEO)

•	General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

•	The scope of the proposal;

•	The company’s current board leadership structure;

•	The company’s governance structure and practices;

•	Company performance; and

•	Any other relevant factors that may be applicable.

[6]

Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.

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Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company’s board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company’s governance structure will weigh in favor of support for the proposal.

The review of the company’s governance practices may include, but is not limited to, poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

ISS’ performance assessment will generally consider one-, three-, and five-year TSR compared to the company’s peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

Proxy Access

•	General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

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SHAREHOLDER RIGHTS & DEFENSES

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

•	General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

CAPITAL/RESTRUCTURING

Common Stock Authorization

•

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

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ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.

B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Mergers and Acquisitions

•

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

•	General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

•

There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices7, this analysis considers the following:

1.	Peer Group[8] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[9] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based incentive awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[10] compared to grant pay; and

•	Any other factors deemed relevant.

[7]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[8]

The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

[9]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[10]	ISS research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking or present a windfall risk; and

•	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Extraordinary perquisites or tax gross-ups;

•	New or materially amended agreements that provide for:

•	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;

•	CIC excise tax gross-up entitlements (including “modified” gross-ups);

•	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;

•	Liberal CIC definition combined with any single-trigger CIC benefits;

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;

•	Any other provision or practice deemed to be egregious and present a significant risk to investors.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

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•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

•

General Recommendation: Vote case-by-case on certain equity-based compensation plans[11] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

•

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Quality of disclosure around vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three-year burn rate relative to its industry/market cap peers;

•	Vesting requirements in CEO’s recent equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a sufficient claw-back policy;

•	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

[11]

Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

•	The plan is excessively dilutive to shareholders’ holdings; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

SOCIAL AND ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

•

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Climate Change/Greenhouse Gas (GHG) Emissions

•

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

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•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure compared to industry peers; and

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;

•	Whether company disclosure lags behind industry peers;

•	The company’s actual GHG emissions performance;

•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Board Diversity

•	General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	Whether the company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

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Gender Pay Gap

•

General Recommendation: Generally vote case-by-case on requests for reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and

•	Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

•	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

•

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Lobbying

•

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

•	General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

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U.S. Concise Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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United States

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2019

Published December 6, 2018

U.S. Proxy Voting Guidelines

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U.S. Proxy Voting Guidelines

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U.S. Proxy Voting Guidelines

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U.S. Proxy Voting Guidelines

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U.S. Proxy Voting Guidelines

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U.S. Proxy Voting Guidelines

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U.S. Proxy Voting Guidelines

COVERAGE

The U.S. research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly—traded U.S.—incorporated companies that are held in our institutional investor clients’ portfolios and includes all S&P 1500 and Russell 3000 companies that are considered U.S. Domestic Issuers by the SEC. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

The U.S. research team also produces, for subscribing clients, research and recommendations for fixed income meetings, and meetings of certain preferred securities, including Auction Rate Preferred Securities (“ARPS”) and Variable Rate Municipal Term Preferred securities (“VMTPs”).

Foreign-incorporated companies

In addition to U.S.—incorporated companies, U.S. policies are applied to certain foreign-incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

•

U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies – are generally covered under standard U.S. policy guidelines.

•

Foreign Private Issuers (FPIs) — which do not meet the Domestic Issuer criteria and are exempt from most disclosure requirements (e.g., they do not file DEF14A reports) and listing standards (e.g., for required levels of board and committee independence) – are covered under a combination of policy guidelines:

•

FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), which apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors and approval of financial reports; and

•	For other issues, guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” market coverage.

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U.S. Proxy Voting Guidelines

1. BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

•	General Recommendation: Generally vote for director nominees, except under the following circumstances:

Independence

Vote against1 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

•	Independent directors comprise 50 percent or less of the board;

•	The non-independent director serves on the audit, compensation, or nominating committee;

[1]

In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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U.S. Proxy Voting Guidelines

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

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U.S. Proxy Voting Guidelines

ISS Classification of Directors – U.S.

1.	Executive Director
1.1.	Current employee or current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Former CEO/Interim Officer

2.3.	Former CEO of the company. [3,4]

2.4.	Former CEO of an acquired company within the past five years.[4]

2.5.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Non-CEO Executives

2.6.	Former officer[1] of the company, an affiliate[2], or an acquired firm within the past five years.

2.7.	Officer[1] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.8.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.9.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.10.

Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.11.

Currently provides (or an immediate family member[6] provides) professional services[7] to the company, to an affiliate[2] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.

Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.13.	Has (or an immediate family member[6] has) any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.14.

Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.15.	Is (or an immediate family member[6] is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.16.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.17.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.[10]

2.18.	Founder[11] of the company but not currently an employee.

2.19.	Any material[12] relationship with the company.

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U.S. Proxy Voting Guidelines

3.	Independent Director

3.1.	No material[12] connection to the company other than a board seat.

Footnotes:

1.

The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under 2.19: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.

2.	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

3.	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4.

When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

5.

ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

6.

“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7.

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

8.

A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

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U.S. Proxy Voting Guidelines

9.

Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

10.

Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

11.	The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

12.

For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case2) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

•	Sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[3].

[2]	New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
[3]

Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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U.S. Proxy Voting Guidelines

Diversity: Highlight boards with no gender diversity. For 2019 meetings, no adverse vote recommendations will be made due to a lack of gender diversity.

For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2020, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies when there are no women on the company’s board. Mitigating factors include:

•	A firm commitment, as stated in the proxy statement, to appoint at least one female to the board in the near term;

•	The presence of a female on the board at the preceding annual meeting; or

•	Other relevant factors as applicable.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

•

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

•	The board failed to act on takeover offers where the majority of shares are tendered;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

•	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

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U.S. Proxy Voting Guidelines

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

•	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Vote against or withhold from the entire board of directors (except new nominees4, who should be considered case-by-case) for the following:

Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees, who should be considered case-by-case) if:

•

The company has a poison pill that was not approved by shareholders[5]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

•	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

•	A classified board structure;

[4]

A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

[5]	Public shareholders only, approval prior to a company’s becoming public is insufficient.

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U.S. Proxy Voting Guidelines

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders’ ability to amend bylaws.

Problematic Governance Structure—Newly public companies: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:

•	The level of impairment of shareholders’ rights;

•	The disclosed rationale;

•	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;

•	Any reasonable sunset provision; and

•	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

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U.S. Proxy Voting Guidelines

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

•

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

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U.S. Proxy Voting Guidelines

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices; or

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

•	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

•	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company sto1ck by executives or directors raises concerns. The following factors will be considered:

•	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

•	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

•	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

•	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

•	Any other relevant factors.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[6], or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[6]

Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.

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U.S. Proxy Voting Guidelines

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

•

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

•	General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Other Board-Related Proposals

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

•

General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Age/Term Limits

•	General Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

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U.S. Proxy Voting Guidelines

Board Size

•	General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

•	General Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

•	General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

•	General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

•	The company has proxy access[7], thereby allowing shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

•	General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.

•

Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

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U.S. Proxy Voting Guidelines

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

•

General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

Establish Other Board Committee Proposals

•

General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and

•	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

•	General Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

[7]	A proxy access right that meets the recommended guidelines.

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U.S. Proxy Voting Guidelines

Independent Chair (Separate Chair/CEO)

•	General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

•	The scope of the proposal;

•	The company’s current board leadership structure;

•	The company’s governance structure and practices;

•	Company performance; and

•	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company’s board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company’s governance structure will weigh in favor of support for the proposal.

The review of the company’s governance practices may include, but is not limited to, poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

ISS’ performance assessment will generally consider one-, three-, and five-year TSR compared to the company’s peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

Majority of Independent Directors/Establishment of Independent Committees

•

General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent Director (See ISS’ Classification of Directors.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

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U.S. Proxy Voting Guidelines

Majority Vote Standard for the Election of Directors

•

General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

•	General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

•	General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

•

General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•

The company has an independent chairman or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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U.S. Proxy Voting Guidelines

2. AUDIT-RELATED

Auditor Indemnification and Limitation of Liability

•	General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement—the degree to which these agreements impact shareholders’ rights;

•	The motivation and rationale for establishing the agreements;

•	The quality of the company’s disclosure; and

•	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

•	General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

•	General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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U.S. Proxy Voting Guidelines

Shareholder Proposals on Audit Firm Rotation

•	General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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U.S. Proxy Voting Guidelines

3. SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements for Shareholder Proposals/Nominations

•

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

•	General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:

•	Any impediments to shareholders’ ability to amend the bylaws (i.e. supermajority voting requirements);

•	The company’s ownership structure and historical voting turnout;

•	Whether the board could amend bylaws adopted by shareholders; and

•	Whether shareholders would retain the ability to ratify any board-initiated amendments.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

•	General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

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U.S. Proxy Voting Guidelines

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

•	General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

•	General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

•

General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

•

General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

•	General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

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U.S. Proxy Voting Guidelines

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

General Recommendation: Vote case-by-case on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under ISS’ policy on Unilateral Bylaw/Charter Amendments.

Net Operating Loss (NOL) Protective Amendments

•

General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

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U.S. Proxy Voting Guidelines

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

•

General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

•

General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

•

General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

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U.S. Proxy Voting Guidelines

Proxy Voting Disclosure, Confidentiality, and Tabulation

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General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

•	The scope and structure of the proposal;

•

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

•	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

•	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

•	Any recent controversies or concerns related to the company’s proxy voting mechanics;

•	Any unintended consequences resulting from implementation of the proposal; and

•	Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

•	General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

•	General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

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U.S. Proxy Voting Guidelines

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50 percent of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

•

General Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

•	General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[8] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

[8]

“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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U.S. Proxy Voting Guidelines

Shareholder Ability to Call Special Meetings

•	General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10 percent preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

•	General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

•

General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

•	General Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

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U.S. Proxy Voting Guidelines

4. CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

•

General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

•

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.

B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

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C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

•	General Recommendation: Generally vote against proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

•	General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).

Preemptive Rights

•	General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

Preferred Stock Authorization

•

General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

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•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Recapitalization Plans

•	General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits

•	General Recommendation: Vote for management proposals to implement a reverse stock split if:

•	The number of authorized shares will be proportionately reduced; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

•	Stock exchange notification to the company of a potential delisting;

•	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;

•	The company’s rationale; or

•	Other factors as applicable.

Share Repurchase Programs

•	General Recommendation: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

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Stock Distributions: Splits and Dividends

•

General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Tracking Stock

•	General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

Restructuring

Appraisal Rights

•	General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

•	General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

Asset Sales

•	General Recommendation: Vote case-by-case on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

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Bundled Proposals

•

General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

•

General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

•	General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;

•	Terms of the offer—discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues—company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues—change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest—arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

•	General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

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Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

•	General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

•	General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

Liquidations

•	General Recommendation: Vote case-by-case on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

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Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

•

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

•	General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•

Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

•

The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

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•

When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.

•	Financial issues:

•	The company’s financial condition;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate;

•	Going concern viability and the state of the capital and credit markets.

•

Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.

•	Control issues:

•	Change in management;

•	Change in control;

•	Guaranteed board and committee seats;

•	Standstill provisions;

•	Voting agreements;

•	Veto power over certain corporate actions; and

•	Minority versus majority ownership and corresponding minority discount or majority control premium.

•	Conflicts of interest:

•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

•	Market reaction:

•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

•	General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

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Special Purpose Acquisition Corporations (SPACs)

•	General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

•

Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•

Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•

Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•

Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 perecnt of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements—Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?

•	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Special Purpose Acquisition Corporations (SPACs)—Proposals for Extensions

•

General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

•	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC’s acquistion process.

•

Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.

•

Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the “equity kicker” is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.

•	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

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Spin-offs

•	General Recommendation: Vote case-by-case on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals

•	General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

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5. COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

•	General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

•

There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices9, this analysis considers the following:

1.	Peer Group[10] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[11] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based incentive awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[12] compared to grant pay; and

•	Any other factors deemed relevant.

[9]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[10]

The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

[11]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[12]	ISS research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking or present a windfall risk; and

•	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Extraordinary perquisites or tax gross-ups;

•	New or materially amended agreements that provide for:

•	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;

•	CIC excise tax gross-up entitlements (including “modified” gross-ups);

•	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;

•	Liberal CIC definition combined with any single-trigger CIC benefits;

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;

•	Any other provision or practice deemed to be egregious and present a significant risk to investors.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

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Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

•

General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

•

General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Full acceleration of equity awards granted shortly before the change in control;

•	Acceleration of performance awards above the target level of performance without compelling rationale;

•	Excessive cash severance (generally >3x base salary and bonus);

•	Excise tax gross-ups triggered and payable;

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

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Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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U.S. Proxy Voting Guidelines

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

•

General Recommendation: Vote case-by-case on certain equity-based compensation plans[13] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

•

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Quality of disclosure around vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three-year burn rate relative to its industry/market cap peers;

•	Vesting requirements in CEO’s recent equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a sufficient claw-back policy;

•	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

[13]

Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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•	The plan is excessively dilutive to shareholders’ holdings; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

Further Information on certain EPSC Factors:

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.14

Three-Year Burn Rate

Burn-rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (µ) plus one standard deviation (s) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500), and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark. See the U.S. Equity Compensation Plans FAQ for the benchmarks.

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

[14]	For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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U.S. Proxy Voting Guidelines

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” typically includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;

•	The cancellation of underwater options in exchange for stock awards; or

•	Cash buyouts of underwater options.

While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.

Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:

•	Severity of the pay-for-performance misalignment;

•	Whether problematic equity grant practices are driving the misalignment; and/or

•	Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

•	General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Addresses administrative features only; or

•

Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

•

If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

•

If the plan is being presented to shareholders for the first time (including after the company’s IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

•

If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.

In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

•	General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

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Employee Stock Ownership Plans (ESOPs)

•

General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

•	General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

•	General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and

•	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.

Option Exchange Programs/Repricing Options

•	General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing--was the stock price decline beyond management’s control?;

•	Is this a value-for-value exchange?;

•	Are surrendered stock options added back to the plan reserve?;

•	Timing—repricing should occur at least one year out from any precipitous drop in company’s stock price;

•	Option vesting—does the new option vest immediately or is there a black-out period?;

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•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

•	General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

•	General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

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U.S. Proxy Voting Guidelines

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense; and

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Shareholder Ratification of Director Pay Programs

General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•	An assessment of the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

•	General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and

•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

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On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

•	General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Bonus Banking/Bonus Banking “Plus”

•

General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

•

General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

•

General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.

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Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

Golden Coffins/Executive Death Benefits

•

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

•

General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

•	The percentage/ratio of net shares required to be retained;

•	The time period required to retain the shares;

•	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

•	Whether the company has any other policies aimed at mitigating risk taking by executives;

•	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and

•	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

Non-Deductible Compensation

•

General Recommendation: Generally vote for proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

Pay Disparity

•

General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

•	The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;

•	If any problematic pay practices or pay-for-performance concerns have been identified at the company; and

•	The level of shareholder support for the company’s pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

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U.S. Proxy Voting Guidelines

Pay for Performance/Performance-Based Awards

•

General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

•

General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

•	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

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Pre-Arranged Trading Plans (10b5-1 Plans)

•	General Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan;

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

•

General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

•

General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

•	If the company has adopted a formal recoupment policy;

•	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

•	Whether the company has chronic restatement history or material financial problems;

•	Whether the company’s policy substantially addresses the concerns raised by the proponent;

•	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or

•	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

•

General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

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U.S. Proxy Voting Guidelines

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Proposals

•

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

•	The frequency and timing of the company’s share buybacks;

•	The use of per-share metrics in incentive plans;

•	The effect of recent buybacks on incentive metric results and payouts; and

•	Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)

•

General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

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General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not poviding tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

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General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

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The following factors will be considered:

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The company’s current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6. ROUTINE/MISCELLANEOUS

Adjourn Meeting

•	General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

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General Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

•	General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

•	General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

•	General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

•	General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7. SOCIAL AND ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

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General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

•

General Recommendation: Generally vote against proposals seeking a company’s endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments. Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

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Animal Welfare

Animal Welfare Policies

•	General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

Animal Testing

•	General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter

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General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

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General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

•	The potential impact of such labeling on the company’s business;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

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Reports on Potentially Controversial Business/Financial Practices

•	General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

•	Peer companies’ policies/practices in this area.

Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

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General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

•	The potential for reputational, market, and regulatory risk exposure;

•	Existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	Relevant company initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions;

•	The potential burden and scope of the requested report;

•	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

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General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

•	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;

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The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies, fines, or litigation.

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Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

•	The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote against resolutions requiring that a company reformulate its products.

Tobacco-Related Proposals

•	General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

•	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

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General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure compared to industry peers; and

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s climate change-related performance.

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Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

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The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;

•	Whether company disclosure lags behind industry peers;

•	The company’s actual GHG emissions performance;

•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Energy Efficiency

•	General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:

•

The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

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General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

•	The scope and structure of the proposal;

•	The company’s current level of disclosure on renewable energy use and GHG emissions; and

•	The company’s disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

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Diversity

Board Diversity

•	General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	Whether the company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Equality of Opportunity

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General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

•	The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

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General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company.

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Gender Pay Gap

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General Recommendation: Generally vote case-by-case on requests for reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and

•	Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

Environment and Sustainability

Facility and Workplace Safety

•	General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

•	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;

•	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;

•	Recent significant controversies, fines, or violations related to workplace health and safety; and

•	The company’s workplace health and safety performance relative to industry peers.

Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

General Environmental Proposals and Community Impact Assessments

•	General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	The scope of the resolution.

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Hydraulic Fracturing

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General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

•	The company’s current level of disclosure of relevant policies and oversight mechanisms;

•	The company’s current level of such disclosure relative to its industry peers;

•	Potential relevant local, state, or national regulatory developments; and

•	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

Operations in Protected Areas

•	General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

•	General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

•	The nature of the company’s business;

•	The current level of disclosure of the company’s existing related programs;

•	The timetable and methods of program implementation prescribed by the proposal;

•	The company’s ability to address the issues raised in the proposal; and

•	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

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General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

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The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues

•	General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:

•	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;

•	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;

•	The potential financial impact or risk to the company associated with water-related concerns or issues; and

•	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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General Corporate Issues

Charitable Contributions

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General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

•	General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

•	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;

•	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;

•	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;

•	Applicable market-specific laws or regulations that may be imposed on the company; and

•	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

•	General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

•	The scope and prescriptive nature of the proposal;

•	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.

Human Rights, Labor Issues, and International Operations

Human Rights Proposals

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General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

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Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

•	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;

•	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;

•	Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and

•	Whether the proposal is unduly burdensome or overly prescriptive.

Operations in High Risk Markets

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General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring

•	General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

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Weapons and Military Sales

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General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

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General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

•	General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

•	General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

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Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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8. MUTUAL FUND PROXIES

Election of Directors

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General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

•	General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

•	General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which the fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements

•	General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

•	General Recommendation: Vote for the establishment of new classes or series of shares.

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Preferred Stock Proposals

•	General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

•	General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

•	General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

•	General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

•	General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

Change in Fund’s Subclassification

•	General Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

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U.S. Proxy Voting Guidelines

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

•	General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

•

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

•

The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

•	The company has demonstrated responsible past use of share issuances by either:

•	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or

•	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

•	General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

Changes to the Charter Document

•	General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote against any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

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U.S. Proxy Voting Guidelines

Changing the Domicile of a Fund

•	General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

•	General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

•	General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

Master-Feeder Structure

•	General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

•	General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

•

General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

•

General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

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U.S. Proxy Voting Guidelines

Terminate the Investment Advisor

•	General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

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U.S. Proxy Voting Guidelines

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The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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United States

Sustainability Proxy Voting Guidelines

2019 Policy Recommendations

Published January 28, 2019

2019 U.S. Sustainability Proxy Voting Guidelines

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2019 U.S. Sustainability Proxy Voting Guidelines

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2019 U.S. Sustainability Proxy Voting Guidelines

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2019 U.S. Sustainability Proxy Voting Guidelines

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2019 U.S. Sustainability Proxy Voting Guidelines

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2019 U.S. Sustainability Proxy Voting Guidelines

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2019 U.S. Sustainability Proxy Voting Guidelines

INTRODUCTION

ISS recognizes the growing view among investment professionals that sustainability or environmental, social, and corporate governance (ESG) factors could present material risks to portfolio investments. Whereas investment managers have traditionally analyzed topics such as board accountability and executive compensation to mitigate risk, greater numbers are incorporating ESG performance into their investment making decisions in order to have a more comprehensive understanding of the overall risk profile of the companies in which they invest and ensure sustainable long-term profitability for their beneficiaries.

Investors concerned with portfolio value preservation and enhancement through the incorporation of sustainability factors can also carry out this active ownership approach through their proxy voting activity. In voting their shares, sustainability-minded investors are concerned not only with economic returns to shareholders and good corporate governance, but also with ensuring corporate activities and practices are aligned with the broader objectives of society. These investors seek standardized reporting on ESG issues, request information regarding an issuer’s adoption of, or adherence to, relevant norms, standards, codes of conduct or universally recognized international initiatives including affirmative support for related shareholder resolutions advocating enhanced disclosure and transparency.

ISS’ Sustainability Proxy Voting Guidelines

ISS has, therefore, developed proxy voting guidelines that are consistent with the objectives of sustainability-minded investors and fiduciaries. On matters of ESG import, ISS’ Sustainability Policy seeks to promote support for recognized global governing bodies promoting sustainable business practices advocating for stewardship of environment, fair labor practices, non-discrimination, and the protection of human rights. Generally, ISS’ Sustainability Policy will take as its frame of reference internationally recognized sustainability-related initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), United Nations Principles for Responsible Investment (UNPRI), United Nations Global Compact, Global Reporting Initiative (GRI), Carbon Principles, International Labour Organization Conventions (ILO), CERES Principles, Global Sullivan Principles, MacBride Principles, and environmental and social European Union Directives. Each of these efforts promote a fair, unified and productive reporting and compliance environment which advances positive corporate ESG actions that promote practices that present new opportunities or that mitigate related financial and reputational risks.

On matters of corporate governance, executive compensation, and corporate structure, the Sustainability Policy guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance.

These guidelines provide an overview of how ISS approaches proxy voting issues for subscribers of the Sustainability Policy. We note there may be cases in which the final vote recommendation at a particular company varies from the voting guidelines due to the fact that we closely examine the merits of each proposal and consider relevant information and company-specific circumstances in arriving at our decisions. To that end, ISS engages with both interested shareholders as well as issuers to gain further insight into contentious issues facing the company. Where ISS acts as voting agent for clients, it follows each client’s voting policy, which may differ in some cases from the policies outlined in this document. ISS updates its guidelines on an annual basis to take into account emerging issues and trends on environmental, social and corporate governance topics, as well as the evolution of market standards, regulatory changes and client feedback.

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2019 U.S. Sustainability Proxy Voting Guidelines

1. ROUTINE/MISCELLANEOUS

Adjourn Meeting

•

Sustainability Policy Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

•

Sustainability Policy Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

•	Sustainability Policy Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

•	Sustainability Policy Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

•	Sustainability Policy Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

•	Sustainability Policy Recommendation: Vote against proposals to approve other business when it appears as voting item.

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2019 U.S. Sustainability Proxy Voting Guidelines

Audit-Related

Auditor Indemnification and Limitation of Liability

•	Sustainability Policy Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement--the degree to which these agreements impact shareholders’ rights;

•	The motivation and rationale for establishing the agreements;

•	The quality of the company’s disclosure; and

•	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

•	Sustainability Policy Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

•	Sustainability Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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2019 U.S. Sustainability Proxy Voting Guidelines

Shareholder Proposals on Audit Firm Rotation

•	Sustainability Policy Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of audit committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2019 U.S. Sustainability Proxy Voting Guidelines

2. BOARD OF DIRECTORS:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

2.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

3.

Composition: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. Boards should should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

4.

Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

•	Sustainability Policy Recommendation: Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote against1 or withhold from the entire board of directors (except new nominees2, who should be considered case-by-case) for the following:

[1]

In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]

A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If Sustainability Advisory Services cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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2019 U.S. Sustainability Proxy Voting Guidelines

Problematic Takeover Defenses

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills: Vote against/withhold from all nominees if:

•

The company has board adopts a poison pill that was not approved by shareholders[3]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

•	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Restrictions on Shareholder Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from members of the governance committee if:

•

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirement in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

[3]	Public shareholders only, approval prior to a company’s becoming public is insufficient.

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2019 U.S. Sustainability Proxy Voting Guidelines

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the audit committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the audit committee and potentially the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the compensation committee and potentially the full board if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders;

•	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

•	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

•	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

•	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

•	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

•	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

•	Any other relevant factors.

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2019 U.S. Sustainability Proxy Voting Guidelines

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and,

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees.

Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders’ ability to amend bylaws.

Problematic Governance Structure – Newly public companies: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors

•	The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale;

•	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;

•	Any reasonable sunset provision; and

•	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

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2019 U.S. Sustainability Proxy Voting Guidelines

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Environmental, Social and Governance (ESG) Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[4], or fiduciary responsibilities at the company, including failure to adequately guard against or manage ESG risks;

•	A lack of sustainability reporting in the company’s public documents and/or website in conjunction with a failure to adequately manage or mitigate environmental, social and governance (ESG) risks;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

•

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are::

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

•	The board failed to act on takeover offers where the majority of shares are tendered;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

[4]

Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant environmental incidents including spills and pollution; large scale or repeat workplace fatalities or injuries; significant adverse legal judgments or settlements; or hedging of company stock.

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2019 U.S. Sustainability Proxy Voting Guidelines

Vote case-by-case on compensation committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

•	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

•	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast

3.	Composition

Attendance at Board and Committee Meetings: Generally, vote against or withhold from directors (except new nominees5) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally, vote against or withhold from individual directors who:

•	Sit on more than five public company boards; or

[5]	New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

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•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards [6].

Diversity: Generally vote against or withhold from the chair of the nominating committee if there is not at least one woman on the board.

4.	Independence

Vote against or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per Sustainability Advisory Services’ Classification of Directors) when:

•	Independent directors comprise 50 percent or less of the board;

•	The non-independent director serves on the audit, compensation, or nominating committee;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

[6]

Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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Sustainability Policy Classification of Directors – U.S.

1.	Executive Director

1.1.	Current employee or current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Former CEO/Interim Officer

2.3. Former CEO of the company.[3],[4]

2.4.	Former CEO of an acquired company within the past five years[4].

2.5.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Non-CEO Executives

2.6.	Former officer[1] of the company, an affiliate[2] or an acquired firm within the past five years.

2.7.	Officer [1]of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.8.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.9.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.10.

Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.11.

Currently provides (or an immediate family member[6] provides) professional services[7] to the company, to an affiliate[2] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.

Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.13.	Has (or an immediate family member[6] has) any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.14.

Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.15.

Is (or an immediate family member[6] is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.16.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.17.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[10].

2.18.	Founder[11] of the company but not currently an employee.

2.19.	Any material[12] relationship with the company.

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3.	Independent Director

3.1.	No material[12] connection to the company other than a board seat.

Footnotes:

[1]

The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under 2.18: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

[2]

“Affiliate” includes a subsidiary, sibling company, or parent company. Sustainability Advisory Services uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

[3]	Includes any former CEO of the company prior to the company’s initial public offering (IPO).
[4]

When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, Sustainability Advisory Services will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[5]

Sustainability Advisory Services will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. Sustainability Advisory Services will also consider if a formal search process was under way for a full-time officer at the time.

[6]

“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[7]

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

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[8]

A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE listing standards. In the case of a company which follows neither of the preceding standards, Sustainability Advisory Services will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

[9]

Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as independent outsiders if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[10]

Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

[11]

The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, Sustainability Advisory Services may deem him or her an independent outsider.

[12]

For purposes of Sustainability Advisory Services’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Other Board-Related Proposals

Age/Term Limits

•	Sustainability Policy Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Board Size

•	Sustainability Policy Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

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Classification/Declassification of the Board

•	Sustainability Policy Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

•	Sustainability Policy Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

•	Sustainability Policy Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

•	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

•	Sustainability Policy Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.

•

Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

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Establish/Amend Nominee Qualifications

•

Sustainability Policy Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

Establish Other Board Committee Proposals

•

Sustainability Policy Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and

•	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

•	Sustainability Policy Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair

One of the principle functions of the board is to monitor and evaluate the performance of the CEO and other executive officers. The board chair’s duty to oversee management may be compromised when he/she is connected to or a part of the management team. Generally, Sustainability Advisory Services recommends supporting shareholder proposals that would require that the position of board chair be held by an individual with no materials ties to the company other than their board seat.

•	Sustainability Policy Recommendation: Generally, support shareholder proposals that would require the board chair to be independent of management.

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Majority of Independent Directors/Establishment of Independent Committees

•

Sustainability Policy Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by the Sustainability policy’s definition of independent outsider. (See Sustainability Policy Classification of Directors – U.S.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

•

Sustainability Policy Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

•	Sustainability Policy Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

•	Sustainability Policy Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

•

Sustainability Policy Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

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•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•

The company has an independent chairman or a lead director, according to ISS’ Sustainability policy definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Proxy Contests/Proxy Access -Voting for Director Nominees in Contested Elections

•	Sustainability Policy Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Vote-No Campaigns

•

Sustainability Policy Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

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3. SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements for Shareholder Proposals/Nominations

•

Sustainability Policy Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

•	Sustainability Policy Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

•

Sustainability Policy Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

•	Sustainability Policy Recommendation: Vote for proposals to opt out of control share cash-out statutes.

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Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

•	Sustainability Policy Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

•

Sustainability Policy Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

•

Sustainability Policy Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

•	Sustainability Policy Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

•	Sustainability Policy Recommendation: Vote case-by-case on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

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•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Sustainability Advisory Services’ policy on Unilateral Bylaw/Charter Amendments and Problematic Capital Structures.

Net Operating Loss (NOL) Protective Amendments

•

Sustainability Policy Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

•

Sustainability Policy Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

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Management Proposals to Ratify a Poison Pill

•

Sustainability Policy Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

•

Sustainability Policy Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

•

Sustainability Policy Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

•

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

•	The scope and structure of the proposal;

•

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

•	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

•	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

•	Any recent controversies or concerns related to the company’s proxy voting mechanics;

•	Any unintended consequences resulting from implementation of the proposal; and

•	Any other factors that may be relevant.

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Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

•

Sustainability Advisory Services Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

•	Sustainability Policy Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

•

Sustainability Policy Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

•	Sustainability Policy Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

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Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered [7] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

Shareholder Ability to Call Special Meetings

•	Sustainability Policy Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

•

Sustainability Policy Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

•

Sustainability Policy Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

•	Sustainability Policy Recommendation: Vote against proposals to require a supermajority shareholder vote.

[7]

“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

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2019 U.S. Sustainability Proxy Voting Guidelines

4. CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

•

Sustainability Policy Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

•

Sustainability Policy Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined relative to an allowable increase calculated by Sustainability Advisory Services (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Sustainability Advisory Services will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.

B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

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If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that Sustainability Advisory Services is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

•	Sustainability Policy Recommendation: Generally vote against proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

•

Sustainability Policy Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

Preemptive Rights

•	Sustainability Policy Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

Preferred Stock Authorization

Sustainability Policy Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

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Recapitalization Plans

•	Sustainability Policy Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits

•	Sustainability Policy Recommendation: Vote for management proposals to implement a reverse stock split if:

•	The number of authorized shares will be proportionately reduced; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with Sustainability Advisory Services’ Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

•	Stock exchange notification to the company of a potential delisting;

•	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;

•	The company’s rationale; or

•	Other factors as applicable.

Share Repurchase Programs

•	Sustainability Policy Recommendation: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

•

Sustainability Policy Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with Sustainability Advisory Services’ Common Stock Authorization policy.

Tracking Stock

•	Sustainability Policy Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

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•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

Restructuring

Appraisal Rights

•	Sustainability Policy Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

•	Sustainability Policy Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

Asset Sales

•	Sustainability Policy Recommendation: Vote case-by-case on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

Bundled Proposals

•

Sustainability Policy Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

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Conversion of Securities

•

Sustainability Policy Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

•	Sustainability Policy Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;

•	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

•	Sustainability Policy Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.

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Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

•	Sustainability Policy Recommendation: Vote case-by-case on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

•	Sustainability Policy Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

Liquidations

•	Sustainability Policy Recommendation: Vote case-by-case on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

•

Sustainability Policy Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

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•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

•	Sustainability Policy Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•

Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

•

The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

•

When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

•	Financial issues:

•	The company’s financial condition;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate;

•	Going concern viability and the state of the capital and credit markets.

•

Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

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•	Control issues:

•	Change in management;

•	Change in control;

•	Guaranteed board and committee seats;

•	Standstill provisions;

•	Voting agreements;

•	Veto power over certain corporate actions; and

•	Minority versus majority ownership and corresponding minority discount or majority control premium

•	Conflicts of interest:

•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

•	Market reaction:

•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

•	Sustainability Policy Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an official equity committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

•	Sustainability Policy Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

•

Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•

Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•

Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

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•	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•

Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements—Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?

•	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

•

Sustainability Policy Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

•	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC’s acquistion process.

•

Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.

•

Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the “equity kicker” is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.

•	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

•	Sustainability Policy Recommendation: Vote case-by-case on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals

•	Sustainability Policy Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

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5. COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

•	Sustainability Policy Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the compensation committee and potentially the full board if:

•

There is no SOP on the ballot, and an against vote on an SOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

Sustainability Advisory Services annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices8, this analysis considers the following:

1.	Peer Group[9] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[10] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based incentive awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[11] compared to grant pay; and

•	Any other factors deemed relevant.

[8]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[9]

The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

[10]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[11]	Sustainability Advisory Services research reports include realizable pay for S&P1500 companies.

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2019 U.S. Sustainability Proxy Voting Guidelines

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking or present a windfall risk; and

•	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups,

•	New or materially amended agreements that provide for:

•	Excessive termination or CIC severance payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers); or in connection with a problematic Good Reason definition;

•	CIC excise tax gross-up entitlements (including “modified” gross-ups);

•	Insufficient executive compensation disclosure by externally- managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

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Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

•

Sustainability Policy Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

•

Sustainability Policy Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Full acceleration of equity awards granted shortly before the change in control;

•	Acceleration of performance awards above the target level of performance without compelling rationale;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable;

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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2019 U.S. Sustainability Proxy Voting Guidelines

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

•

Sustainability Policy Recommendation: Vote case-by-case on certain equity-based compensation plans[12] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

•

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Quality of disclosure around vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in CEO’S recent equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a sufficient claw-back policy;

•	Whether the company maintains sufficient post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies);

[12]

Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

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•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

•	The plan is excessively dilutive to shareholders’ holdings; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

Plan Cost

•

Sustainability Policy Recommendation: Generally vote against equity plans if the cost is unreasonable. For non-employee director plans, vote for the plan if certain factors are met (see Director Compensation section).

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.13

Grant Practices

Three-Year Burn Rate

Burn rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (µ) plus one standard deviation (s) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500) and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark. See the U.S. Equity Compensation Plans FAQ for the benchmarks.

[13]	For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change-in-control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote against or withhold from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, Sustainability Advisory Services may recommend a vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

•	Magnitude of pay misalignment;

•	Contribution of non–performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

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Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

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Other Compensation Plans

401(k) Employee Benefit Plans

•	Sustainability Policy Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

•

Sustainability Policy Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

•	Sustainability Policy Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

•	Sustainability Policy Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution or effective discount exceeds the above, Sustainability Advisory Services may evaluate the SVT cost as part of the assessment.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

•	Sustainability Policy Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Addresses administrative features only; or

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•

Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent outsiders, per Sustainability Advisory Services’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time after the company’s initial public offering (IPO), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

Vote against such proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•

Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent outsiders, per Sustainability Advisory Services’ Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

•

If the proposal requests additional shares and/or the amendments may potentially increase the transfer of shareholder value to employees, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

•

If the plan is being presented to shareholders for the first time after the company’s IPO, whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

•

If there is no request for additional shares and the amendments are not deemed to potentially increase the transfer of shareholder value to employees, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown for informational purposes.

Option Exchange Programs/Repricing Options

•	Sustainability Policy Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Timing—repricing should occur at least one year out from any precipitous drop in company’s stock price;

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

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In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

•	Sustainability Policy Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, no adjustments will be made to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

•	Sustainability Policy Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

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2019 U.S. Sustainability Proxy Voting Guidelines

Director Compensation

Shareholder Ratification of Director Pay Programs

•	Sustainability Policy Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•	An assessment of the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

•	Sustainability Policy Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers; and

•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

•	Sustainability Policy Recommendation: Vote against retirement plans for non-employee directors.

Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

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2019 U.S. Sustainability Proxy Voting Guidelines

Shareholder Proposals on Compensation

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

•

Sustainability Policy Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Bonus Banking/Bonus Banking “Plus”

•

Sustainability Policy Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

•

Sustainability Policy Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

•

Sustainability Policy Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote against shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote against shareholder proposals requiring director fees be paid in stock only.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

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Golden Coffins/Executive Death Benefits

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Sustainability Policy Recommendation: Generally vote for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

•

Sustainability Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

•	The percentage/ratio of net shares required to be retained;

•	The time period required to retain the shares;

•	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

•	Whether the company has any other policies aimed at mitigating risk taking by executives;

•	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and

Non-Deductible Compensation

•

Sustainability Policy Recommendation: Generally vote for proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

Pay Disparity

•	Sustainability Policy Recommendation: Generally vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees.

Pay for Performance/Performance-Based Awards

•

Sustainability Policy Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

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In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

•

Sustainability Policy Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

•	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

•

Sustainability Policy Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

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Sustainability Policy Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

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Recoupment of Incentive or Stock Compensation in Specified Circumstances

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Sustainability Policy Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, the following factors will be taken into consideration:

•	If the company has adopted a formal recoupment policy;

•	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

•	Whether the company has chronic restatement history or material financial problems;

•	Whether the company’s policy substantially addresses the concerns raised by the proponent;

•	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or

•	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

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Sustainability Policy Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Proposals

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Sustainability Policy Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

•	The frequency and timing of the company’s share buybacks;

•	The use of per-share metrics in incentive plans;

•	The effect of recent buybacks on incentive metric results and payouts; and

•	Whether there is any indication of metric result manipulation.

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2019 U.S. Sustainability Proxy Voting Guidelines

Supplemental Executive Retirement Plans (SERPs)

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Sustainability Policy Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

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Sustainability Policy Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

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Sustainability Policy Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

•

The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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2019 U.S. Sustainability Proxy Voting Guidelines

6. SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Socially responsible shareholder resolutions receive a great deal more attention from institutional shareholders today than in the past. While focusing on value enhancement through risk mitigation and exposure to new sustainability-related opportunities, these resolutions also seek standardized reporting on ESG issues, request information regarding an issuer’s adoption of, or adherence to, relevant norms, standards, codes of conduct or universally recognized international initiatives to promote disclosure and transparency. ISS’ Sustainability Policy generally supports standards-based ESG shareholder proposals that enhance long-term shareholder and stakeholder value while aligning the interests of the company with those of society at large. In particular, the policy will focus on resolutions seeking greater transparency and/or adherence to internationally recognized standards and principles.

•	Sustainability Policy Recommendation: In determining our vote recommendation on standardized ESG reporting shareholder proposals, we also analyze the following factors:

•	Whether the proposal itself is well framed and reasonable;

•	Whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	The percentage of sales, assets and earnings affected;

•	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	Whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing.

Animal Welfare

Animal Welfare Policies

•	Sustainability Policy Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

Animal Testing

•	Sustainability Policy Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

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Animal Slaughter

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Sustainability Policy Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

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Sustainability Policy Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

•	The potential impact of such labeling on the company’s business;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote FOR proposals seeking a report on the social, health, and environmental effects of genetically modified organism (GMOs).

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

•	Sustainability Policy Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

•	Peer companies’ policies/practices in this area.

Consumer Lending

•	Sustainability Policy Recommendation: Vote case-by-case on requests for reports on the company’s lending guidelines and procedures taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies; and

•	Peer companies’ policies to prevent abusive lending practices.

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2019 U.S. Sustainability Proxy Voting Guidelines

Pharmaceutical Pricing, Access to Medicines, Product Reimportation and Health Pandemics

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Sustainability Policy Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

•	The potential for reputational, market, and regulatory risk exposure;

•	Existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	Relevant company initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions;

•	The potential burden and scope of the requested report; and

•	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Health Pandemics

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Sustainability Policy Recommendation: Vote case-by-case on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu) on the company’s operations and how the company is responding to the situation, taking into account:

•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.

Vote against proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Product Safety and Toxic/Hazardous Materials

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Sustainability Policy Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain.

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Generally vote for resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials.

Generally vote against resolutions requiring that a company reformulate its products.

Tobacco-Related Proposals

•	Sustainability Policy Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

•	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

Climate change has emerged as the most significant environmental threat to the planet to date. Scientists agree that gases released by chemical reactions including the burning of fossil fuels contribute to a “greenhouse effect” that traps the planet’s heat. Environmentalists claim that the greenhouse gases produced by the industrial age have caused recent weather crises such as heat waves, rainstorms, melting glaciers, rising sea levels and receding coastlines. With notable exceptions, business leaders have described the rise and fall of global temperatures as naturally occurring phenomena and depicted corporate impact on climate change as minimal. Shareholder proposals asking a company to issue a report to shareholders, “at reasonable cost and omitting proprietary information,” on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, their direct or indirect efforts to promote the view that global warming is not a threat and their goals in reducing these emissions from their operations. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost.

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•	Sustainability Policy Recommendation:

•

Vote for shareholder proposals seeking information on the financial, physical, or regulatory risks it faces related to climate change- on its operations and investments, or on how the company identifies, measures, and manage such risks.

•	Vote for shareholder proposals calling for the reduction of GHG emissions.

•

Vote for shareholder proposals seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change.

•	Vote for shareholder proposals requesting a report/disclosure of goals on GHG emissions from company operations and/or products.

Energy Efficiency

•	Sustainability Policy Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies.

Renewable Energy

•	Sustainability Policy Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources

Generally vote for proposals requesting that the company invest in renewable energy resources.

Diversity

Board Diversity

•	Sustainability Policy Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	Whether the company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

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Equality of Opportunity

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Sustainability Policy Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data.

Generally vote FOR proposals seeking information on the diversity efforts of suppliers and service providers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

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Sustainability Policy Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote FOR proposals to extend company benefits to domestic partners.

Gender Pay Gap

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Sustainability Policy Recommendation: Generally vote case-by-case on requests for reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and

•	Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

Environment and Sustainability

Facility and Workplace Safety

•	Sustainability Policy Recommendation: Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Hydraulic Fracturing

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Sustainability Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations.

Operations in Protected Areas

•	Sustainability Policy Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

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Recycling

•	Sustainability Policy Recommendation: Vote FOR proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business;

•	The current level of disclosure of the company’s existing related programs;

•	The timetable and methods of program implementation prescribed by the proposal;

•	The company’s ability to address the issues raised in the proposal; and

•	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.

Shareholders may request general environmental reports or reports on a specific location/operation, often requesting that the company detail the environmental risks and potential liabilities of a specific project. Companies have begun to report on environmental and sustainability issues using the Global Reporting Initiative (GRI) standards. The GRI was established in 1997 with the mission of developing globally applicable guidelines for reporting on economic, environmental, and social performance. The GRI was developed by the Coalition for Environmentally Responsible Economies (CERES) in partnership with the United Nations Environment Programme (UNEP).

•	Sustainability Policy Recommendation:

•	Vote for shareholder proposals seeking greater disclosure on the company’s environmental and social practices, and/or associated risks and liabilities.

•	Vote for shareholder proposals asking companies to report in accordance with the Global Reporting Initiative (GRI).

•	Vote for shareholder proposals to prepare a sustainability report.

Water Issues

•	Sustainability Policy Recommendation: Generally vote for on proposals requesting a company to report on, or to adopt a new policy on, water-related risks and concerns, taking into account:

•	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;

•	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;

•	The potential financial impact or risk to the company associated with water-related concerns or issues; and

•	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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Equator Principles

The Equator Principles is the financial industry’s benchmark for determining, assessing and managing social and environmental risk in project financing. It was first launched in June 2003 at Washington DC and was ultimately adopted by over forty financial institutions during a three-year implementation period. Later on, these principles were revised in July 2006 to take into account the new performance standards approved by the World Bank Group’s International Finance Corporation (IFC). The third iteration of the Principles was launched in June 2013 and it amplified the banks’ commitments to social responsibility, including human rights, climate change, and transparency. Financial institutions adopt these principles to ensure that the projects they venture in are developed in a socially responsible manner and reflect sound environmental management practices.

•	Sustainability Policy Recommendation: Vote for shareholder proposals to study or implement the Equator Principles.

General Corporate Issues

Charitable Contributions

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Sustainability Policy Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

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Sustainability Policy Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

•	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;

•	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;

•	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;

•	Applicable market-specific laws or regulations that may be imposed on the company; and

•	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

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Sustainability Policy Recommendation: Generally vote for proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending).

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Human Rights, Labor Issues, and International Operations

Investors, international human rights groups, and labor advocacy groups have long been making attempts to safeguard worker rights in the international marketplace. In instances where companies themselves operate factories in developing countries for example, these advocates have asked that the companies adopt global corporate human rights standards that guarantee sustainable wages and safe working conditions for their workers abroad. Companies that contract out portions of their manufacturing operations to foreign companies have been asked to ensure that the products they receive from those contractors have not been made using forced labor, child labor, or sweatshop labor. These companies are asked to adopt formal vendor standards that, among other things, include monitoring or auditing mechanism. Globalization, relocation of production overseas, and widespread use of subcontractors and vendors, often make it difficult to obtain a complete picture of a company’s labor practices in global markets. Many Investors believe that companies would benefit from adopting a human rights policy based on the Universal Declaration of Human Rights and the International Labor Organization’s Core Labor Standards. Efforts that seek greater disclosure on a company’s labor practices and that seek to establish minimum standards for a company’s operations will be supported. In addition, requests for independent monitoring of overseas operations will be supported.

The Sustainability Policy generally supports proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights; such as the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions. The use of child, sweatshop, or forced labor is unethical and can damage corporate reputations. Poor labor practices can lead to litigation against the company, which can be costly and time consuming.

Human Rights Pro posals

•	Sustainability Policy Recommendation:

•	Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies.

•	Vote for shareholder proposals to implement human rights standards and workplace codes of conduct.

•	Vote for shareholder proposals calling for the implementation and reporting on ILO codes of conduct, SA 8000 Standards, or the Global Sullivan Principles.

•	Vote for shareholder proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights.

•

Vote for shareholder proposals that call for independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with codes.

•

Vote for shareholder proposals that seek publication of a “Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

•

Vote for shareholder proposals seeking reports on, or the adoption of, vendor standards including: reporting on incentives to encourage suppliers to raise standards rather than terminate contracts and providing public disclosure of contract supplier reviews on a regular basis.

•

Vote for shareholder proposals to adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale using forced labor, child labor, or that fail to comply with applicable laws protecting employee’s wages and working conditions.

•	Vote for proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process.

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2019 U.S. Sustainability Proxy Voting Guidelines

MacBride Principles

These resolutions have called for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland’s Catholic community faced much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles serve to stabilize the situation and promote further investment.

•	Sustainability Policy Recommendation: Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

Community Social and Environmental Impact Assessments

•	Sustainability Policy Recommendation: Generally vote for requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.

Operations in High Risk Markets

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Sustainability Policy Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.

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2019 U.S. Sustainability Proxy Voting Guidelines

Outsourcing/Offshoring

•	Sustainability Policy Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

Weapons and Military Sales

•

Sustainability Policy Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

•

Sustainability Policy Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

•

Sustainability Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

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Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

•	Sustainability Policy Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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2019 U.S. Sustainability Proxy Voting Guidelines

7. MUTUAL FUND PROXIES

Election of Directors

•

Sustainability Policy Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

•	Sustainability Policy Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

•	Sustainability Policy Recommendation: Vote case-by-case on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements

•	Sustainability Policy Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

•	Sustainability Policy Recommendation: Vote for the establishment of new classes or series of shares.

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Preferred Stock Proposals

•	Sustainability Policy Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

•	Sustainability Policy Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

•	Sustainability Policy Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

•	Sustainability Policy Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

•	Sustainability Policy Recommendation: Vote case-by-case on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

Change in Fund’s Subclassification

•	Sustainability Policy Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

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2019 U.S. Sustainability Proxy Voting Guidelines

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

•	Sustainability Policy Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

•

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

•

The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

•	The company has demonstrated responsible past use of share issuances by either:

•	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or

•	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

•	Sustainability Policy Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

Changes to the Charter Document

•	Sustainability Policy Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote against any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

•	Sustainability Policy Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

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Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

•

Sustainability Policy Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

•	Sustainability Policy Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

Master-Feeder Structure

•	Sustainability Policy Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

•	Sustainability Policy Recommendation: Vote case-by-case on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

•

Sustainability Policy Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

•

Sustainability Policy Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

•	Sustainability Policy Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

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2019 U.S. Sustainability Proxy Voting Guidelines

8. FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES

•

Sustainability Policy Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant Sustainability Advisory Services regional or market proxy voting guidelines.

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2019 U.S. Sustainability Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Glenmede–Women in

Leadership U.S. Equity Portfolio

2019 Policy Recommendations

Published February 11, 2019

2019 Glenmede - Women in Leadership Proxy Voting Guidelines

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1. ROUTINE/MISCELLANEOUS

Adjourn Meeting

•	Glenmede Policy Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

•

Glenmede Policy Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

•	Glenmede Policy Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

•	Glenmede Policy Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

•	Glenmede Policy Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

•	Glenmede Policy Recommendation: Vote against proposals to approve other business when it appears as voting item.

Audit-Related

Auditor Indemnification and Limitation of Liability

•	Glenmede Policy Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement--the degree to which these agreements impact shareholders’ rights;

•	The motivation and rationale for establishing the agreements;

•	The quality of the company’s disclosure; and

•	The company’s historical practices in the audit area.

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Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

•	Glenmede Policy Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

•	Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Proposals on Audit Firm Rotation

•	Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of audit committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2. BOARD OF DIRECTORS:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

2.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

3.

Composition: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. Boards should should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

4.

Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

•	Glenmede Policy Recommendation: Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote against1 or withhold from the entire board of directors (except new nominees2, who should be considered case-by-case) for the following:

Problematic Takeover Defenses

[1]

In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]

A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If Glenmede Policy cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills: Vote against/withhold from all nominees if:

•

The company has board adopts a poison pill that was not approved by shareholders[3]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

•	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Restrictions on Shareholder Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from members of the governance committee if:

•

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirement in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the audit committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

[3]	Public shareholders only, approval prior to a company’s becoming public is insufficient.

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•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the audit committee and potentially the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the compensation committee and potentially the full board if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders;

•	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

•	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

•	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

•	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

•	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

•	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

•	Any other relevant factors.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

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•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and,

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees.

Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders’ ability to amend bylaws.

Problematic Governance Structure – Newly public companies: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors

•	The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale;

•	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;

•	Any reasonable sunset provision; and

•	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

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Environmental, Social and Governance (ESG) Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[4], or fiduciary responsibilities at the company, including failure to adequately guard against or manage ESG risks;

•	A lack of sustainability reporting in the company’s public documents and/or website in conjunction with a failure to adequately manage or mitigate environmental, social and governance (ESG) risks;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

•

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are::

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

•	The board failed to act on takeover offers where the majority of shares are tendered;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

Vote case-by-case on compensation committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

•	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

•	The company’s response, including:

[4]

Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant environmental incidents including spills and pollution; large scale or repeat workplace fatalities or injuries; significant adverse legal judgments or settlements; or hedging of company stock.

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•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

•	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast

3. Composition

Attendance at Board and Committee Meetings: Generally, vote against or withhold from directors (except new nominees5) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally, vote against or withhold from individual directors who:

•	Sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[6].

[5]	New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
[6]

Although all of a CEO’s subsidiary boards will be counted as separate boards, Glenmede will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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Board Diversity: Vote against/withhold from individual directors (except new nominees) who:

•

Serve as members of the nominating committee and have failed to establish a board with at least 20% women. If the company does not have a formal nominating committee, vote against/withhold votes from all incumbent directors.

4.	Independence

Vote against or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per Glenmede Policy’s Classification of Directors) when:

•	Independent directors comprise 50 percent or less of the board;

•	The non-independent director serves on the audit, compensation, or nominating committee;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

Glenmede Policy Classification of Directors – U.S.

1.	Executive Director

1.1.	Current employee or current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Former	CEO/Interim Officer

2.3.	Former CEO of the company.[3],[4]

2.4.	Former CEO of an acquired company within the past five years[4].

2.5.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Non-CEO Executives

2.6.	Former officer[1] of the company, an affiliate[2] or an acquired firm within the past five years.

2.7.	Officer [1]of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.8.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Family	Members

2.9.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.10.

Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional,	Professional, Financial, and Charitable Relationships

2.11.

Currently provides (or an immediate family member[6] provides) professional services[7] to the company, to an affiliate[2] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.

Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

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2.13.	Has (or an immediate family member[6] has) any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.14.

Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.15.

Is (or an immediate family member[6] is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.16.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.17.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[10].

2.18.	Founder[11] of the company but not currently an employee.

2.19.	Any material[12] relationship with the company.

3.	Independent Director
3.1.	No material[12] connection to the company other than a board seat.

Footnotes:

[1]

The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under 2.18: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

[2]	“Affiliate” includes a subsidiary, sibling company, or parent company. Glenmede Policy uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.
[3]	Includes any former CEO of the company prior to the company’s initial public offering (IPO).
[4]

When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, Glenmede Policy will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[5]

Glenmede Policy will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. Glenmede Policy will also consider if a formal search process was under way for a full-time officer at the time.

[6]

“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[7]

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

[8]

A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE listing standards. In the case of a company which follows neither of the preceding standards, Glenmede Policy will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

[9]

Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as independent outsiders if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[10]

Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

[11]	The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, Glenmede Policy may deem him or her an independent outsider.
[12]

For purposes of Glenmede Policy’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Other Board-Related Proposals

Age/Term Limits

•	Glenmede Policy Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Board Size

•	Glenmede Policy Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

•	Glenmede Policy Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

•	Glenmede Policy Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

•	Glenmede Policy Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

•	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

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Director and Officer Indemnification and Liability Protection

•	Glenmede Policy Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.

•

Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

•

Glenmede Policy Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

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Establish Other Board Committee Proposals

•

Glenmede Policy Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and

•	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

•	Glenmede Policy Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair

One of the principle functions of the board is to monitor and evaluate the performance of the CEO and other executive officers. The board chair’s duty to oversee management may be compromised when he/she is connected to or a part of the management team. Generally, Glenmede Policy recommends supporting shareholder proposals that would require that the position of board chair be held by an individual with no materials ties to the company other than their board seat.

•	Glenmede Policy Recommendation: Generally, support shareholder proposals that would require the board chair to be independent of management.

Majority of Independent Directors/Establishment of Independent Committees

•

Glenmede Policy Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by the Glenmede policy’s definition of independent outsider. (See Glenmede Policy Classification of Directors – U.S.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

•

Glenmede Policy Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

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Proxy Access

•	Glenmede Policy Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

•	Glenmede Policy Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

•

Glenmede Policy Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•

The company has an independent chairman or a lead director, according to Glenmede Policy definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Proxy Contests/Proxy Access -Voting for Director Nominees in Contested Elections

•	Glenmede Policy Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

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Vote-No Campaigns

•

Glenmede Policy Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

3. SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements for Shareholder Proposals/Nominations

•

Glenmede Policy Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

•	Glenmede Policy Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

•	Glenmede Policy Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

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Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

•	Glenmede Policy Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

•	Glenmede Policy Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

•

Glenmede Policy Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

•

Glenmede Policy Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

•	Glenmede Policy Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

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Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

•	Glenmede Policy Recommendation: Vote case-by-case on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Glenmede Policy’ policy on Unilateral Bylaw/Charter Amendments and Problematic Capital Structures.

Net Operating Loss (NOL) Protective Amendments

•

Glenmede Policy Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

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Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

•

Glenmede Policy Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

•

Glenmede Policy Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

•

Glenmede Policy Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

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Proxy Voting Disclosure, Confidentiality, and Tabulation

•

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

•

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

•	The scope and structure of the proposal;

•

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

•	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

•	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

•	Any recent controversies or concerns related to the company’s proxy voting mechanics;

•	Any unintended consequences resulting from implementation of the proposal; and

•	Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

•

Glenmede Policy Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification; › Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

•	Glenmede Policy Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

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Reincorporation Proposals

•

Glenmede Policy Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

•	Glenmede Policy Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[7] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

Shareholder Ability to Call Special Meetings

•	Glenmede Policy Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

[7]

“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

•	Glenmede Policy Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

•

Glenmede Policy Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

•	Glenmede Policy Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

4. CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

•

Glenmede Policy Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

•

Glenmede Policy Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

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Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined relative to an allowable increase calculated by Glenmede Policy (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Glenmede Policy will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.

B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that Glenmede Policy is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

•	Glenmede Policy Recommendation: Generally vote against proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

•	Glenmede Policy Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

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Preemptive Rights

•	Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

Preferred Stock Authorization

•

Glenmede Policy Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Recapitalization Plans

Glenmede Policy Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits

•	Glenmede Policy Recommendation: Vote for management proposals to implement a reverse stock split if:

•	The number of authorized shares will be proportionately reduced; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with Glenmede Policy’ Common Stock Authorization policy.

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Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

•	Stock exchange notification to the company of a potential delisting;

•	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;

•	The company’s rationale; or

•	Other factors as applicable.

Share Repurchase Programs

•	Glenmede Policy Recommendation: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

•

Glenmede Policy Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with Glenmede Policy’ Common Stock Authorization policy.

Tracking Stock

•	Glenmede Policy Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

Restructuring

A ppraisal Rights

•	Glenmede Policy Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

•	Glenmede Policy Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

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Asset Sales

•	Glenmede Policy Recommendation: Vote case-by-case on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

Bundled Proposals

•

Glenmede Policy Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

•

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

•	Glenmede Policy Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;

•	Terms of the offer—discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues—company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues—change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest—arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

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Formation of Holding Company

•	Glenmede Policy Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

•	Glenmede Policy Recommendation: Vote case-by-case on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

•	Glenmede Policy Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

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•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

Liquidations

•	Glenmede Policy Recommendation: Vote case-by-case on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

•

Glenmede Policy Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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Private Placements/Warrants/Convertible Debentures

•	Glenmede Policy Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•

Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

•

The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

•

When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

•	Financial issues:

•	The company’s financial condition;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate;

•	Going concern viability and the state of the capital and credit markets.

•

Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

•	Control issues:

•	Change in management;

•	Change in control;

•	Guaranteed board and committee seats;

•	Standstill provisions;

•	Voting agreements;

•	Veto power over certain corporate actions; and

•	Minority versus majority ownership and corresponding minority discount or majority control premium

•	Conflicts of interest:
•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

•	Market reaction:

•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

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Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

•	Glenmede Policy Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an official equity committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

•	Glenmede Policy Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

•

Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•

Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•

Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•

Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements—Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?

•	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs)—Proposals for Extensions

•

Glenmede Policy Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

•	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC’s acquistion process.

•

Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.

•

Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the “equity kicker” is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.

•	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

•	Glenmede Policy Recommendation: Vote case-by-case on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals

•	Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

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5. COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

•	Glenmede Policy Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the compensation committee and potentially the full board if:

•

There is no SOP on the ballot, and an against vote on an SOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

Glenmede Policy annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices8, this analysis considers the following:

1.	Peer Group[9] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
•	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[10] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based incentive awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[11] compared to grant pay; and

•	Any other factors deemed relevant.

[8]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[9]

The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

[10]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[11]	Glenmede Policy research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking or present a windfall risk; and

•	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to Glenmede’s Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups,

•	New or materially amended agreements that provide for:

•	Excessive termination or CIC severance payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers); or in connection with a problematic Good Reason definition;

•	CIC excise tax gross-up entitlements (including “modified” gross-ups);

•	Insufficient executive compensation disclosure by externally- managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

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•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

•

Glenmede Policy Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voti ng on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

•

Glenmede Policy Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Full acceleration of equity awards granted shortly before the change in control;

•	Acceleration of performance awards above the target level of performance without compelling rationale;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable;

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Please refer to Glenmede U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

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•

Glenmede Policy Recommendation: Vote case-by-case on certain equity-based compensation plans[12] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

•

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Quality of disclosure around vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in CEO’S recent equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a sufficient claw-back policy;

•	Whether the company maintains sufficient post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

•	The plan is excessively dilutive to shareholders’ holdings; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

Plan Cost

•

Glenmede Policy Recommendation: Generally vote against equity plans if the cost is unreasonable. For non-employee director plans, vote for the plan if certain factors are met (see Director Compensation section).

[12]

Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

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Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.13

Grant Practices

Three-Year Burn Rate

Burn rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (µ) plus one standard deviation (s) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500) and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark. See the U.S. Equity Compensation Plans FAQ for the benchmarks.

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change-in-control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

13 For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote against or withhold from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, Glenmede Policy may recommend a vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

•	Magnitude of pay misalignment;

•	Contribution of non–performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

•	Glenmede Policy Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

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Employee Stock Ownership Plans (ESOPs)

•

Glenmede Policy Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Empl oyee Stock Purchase Plans—Qualified Plans

•	Glenmede Policy Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

•	Glenmede Policy Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution or effective discount exceeds the above, Glenmede Policy may evaluate the SVT cost as part of the assessment.

Amend ing Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

•	Glenmede Policy Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Addresses administrative features only; or

•

Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent outsiders, per Glenmede Policy’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time after the company’s initial public offering (IPO), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against such proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent outsiders, per Glenmede Policy’ Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

•

If the proposal requests additional shares and/or the amendments may potentially increase the transfer of shareholder value to employees, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

•

If the plan is being presented to shareholders for the first time after the company’s IPO, whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

•

If there is no request for additional shares and the amendments are not deemed to potentially increase the transfer of shareholder value to employees, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown for informational purposes.

Option Exchange Programs/Repricing Options

•	Glenmede Policy Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing--was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Timing—repricing should occur at least one year out from any precipitous drop in company’s stock price;

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

•	Glenmede Policy Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

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Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, no adjustments will be made to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

•	Glenmede Policy Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Shareholder Ratification of Director Pay Programs

•	Glenmede Policy Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•	An assessment of the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

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•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

•	Glenmede Policy Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers; and

•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

•	Glenmede Policy Recommendation: Vote against retirement plans for non-employee directors.

Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

•

Glenmede Policy Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Bonus Banking/Bonus Banking “Plus”

•

Glenmede Policy Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

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•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

•

Glenmede Policy Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

•

Glenmede Policy Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote against shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote against shareholder proposals requiring director fees be paid in stock only.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Golden Coffins/Executive Death Benefits

•

Glenmede Policy Recommendation: Generally vote for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

•

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

•	The percentage/ratio of net shares required to be retained;

•	The time period required to retain the shares;

•	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

•	Whether the company has any other policies aimed at mitigating risk taking by executives;

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•	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and

Non-Deductible Compensation

•

Glenmede Policy Recommendation: Generally vote for proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

Pay Disparity

•	Glenmede Policy Recommendation: Generally vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees.

Pay for Performance/Performance-Based Awards

•

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

•

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

•	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;

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•

Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

•

Glenmede Policy Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

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Glenmede Policy Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

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Glenmede Policy Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, the following factors will be taken into consideration:

•	If the company has adopted a formal recoupment policy;

•	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

•	Whether the company has chronic restatement history or material financial problems;

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•	Whether the company’s policy substantially addresses the concerns raised by the proponent;

•	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or

•	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

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Glenmede Policy Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Proposals

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Glenmede Policy Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

•	The frequency and timing of the company’s share buybacks;

•	The use of per-share metrics in incentive plans;

•	The effect of recent buybacks on incentive metric results and payouts; and

•	Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)

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Glenmede Policy Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

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Tax Gross-Up Proposals

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Glenmede Policy Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

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Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

•

The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6. SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Socially responsible shareholder resolutions receive a great deal more attention from institutional shareholders today than in the past. While focusing on value enhancement through risk mitigation and exposure to new sustainability-related opportunities, these resolutions also seek standardized reporting on ESG issues, request information regarding an issuer’s adoption of, or adherence to, relevant norms, standards, codes of conduct or universally recognized international initiatives to promote disclosure and transparency. Glenmede Policy generally supports standards-based ESG shareholder proposals that enhance long-term shareholder and stakeholder value while aligning the interests of the company with those of society at large. In particular, the policy will focus on resolutions seeking greater transparency and/or adherence to internationally recognized standards and principles.

•	Glenmede Policy Recommendation: In determining our vote recommendation on standardized ESG reporting shareholder proposals, we also analyze the following factors:

•	Whether the proposal itself is well framed and reasonable;

•	Whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	The percentage of sales, assets and earnings affected;

•	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	Whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing.

Animal Welfare

Animal Welfare Policies

•	Glenmede Policy Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

Animal Testing

•	Glenmede Policy Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

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Animal Slaughter

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Glenmede Policy Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

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Glenmede Policy Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

•	The potential impact of such labeling on the company’s business;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote FOR proposals seeking a report on the social, health, and environmental effects of genetically modified organism (GMOs).

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

•	Glenmede Policy Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

•	Peer companies’ policies/practices in this area.

Consumer Lending

•	Glenmede Policy Recommendation: Vote case-by-case on requests for reports on the company’s lending guidelines and procedures taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies; and

•	Peer companies’ policies to prevent abusive lending practices.

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Pharmaceutical Pricing, Access to Medicines, Product Reimportation and Health Pandemics

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Glenmede Policy Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

•	The potential for reputational, market, and regulatory risk exposure;

•	Existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	Relevant company initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions;

•	The potential burden and scope of the requested report; and

•	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Health Pandemics

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Glenmede Policy Recommendation: Vote case-by-case on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu) on the company’s operations and how the company is responding to the situation, taking into account:

•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.

Vote against proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Product Safety and Toxic/Hazardous Materials

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Glenmede Policy Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain.

Generally vote for resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials.

Generally vote against resolutions requiring that a company reformulate its products.

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Tobacco-Related Proposals

•	Glenmede Policy Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

•	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

Climate change has emerged as the most significant environmental threat to the planet to date. Scientists agree that gases released by chemical reactions including the burning of fossil fuels contribute to a “greenhouse effect” that traps the planet’s heat. Environmentalists claim that the greenhouse gases produced by the industrial age have caused recent weather crises such as heat waves, rainstorms, melting glaciers, rising sea levels and receding coastlines. With notable exceptions, business leaders have described the rise and fall of global temperatures as naturally occurring phenomena and depicted corporate impact on climate change as minimal. Shareholder proposals asking a company to issue a report to shareholders, “at reasonable cost and omitting proprietary information,” on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, their direct or indirect efforts to promote the view that global warming is not a threat and their goals in reducing these emissions from their operations. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost.

•	Glenmede Policy Recommendation:

•

Vote for shareholder proposals seeking information on the financial, physical, or regulatory risks it faces related to climate change- on its operations and investments, or on how the company identifies, measures, and manage such risks.

•	Vote for shareholder proposals calling for the reduction of GHG emissions.

•

Vote for shareholder proposals seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change.

•	Vote for shareholder proposals requesting a report/disclosure of goals on GHG emissions from company operations and/or products.

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Energy Efficiency

•	Glenmede Policy Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies.

Renewable Energy

•	Glenmede Policy Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources

Generally vote for proposals requesting that the company invest in renewable energy resources.

Diversity

Board Diversity

•	Glenmede Policy Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	Whether the company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Equality of Opportunity

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Glenmede Policy Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data.

Generally vote FOR proposals seeking information on the diversity efforts of suppliers and service providers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

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Glenmede Policy Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

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Generally vote FOR proposals to extend company benefits to domestic partners.

Gender Pay Gap

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Glenmede Policy Recommendation: Generally vote case-by-case on requests for reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and

•	Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

Environment and Sustainability

Facility and Workplace Safety

•	Glenmede Policy Recommendation: Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Hydraulic Fracturing

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Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations.

Operations in Protected Areas

•	Glenmede Policy Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

•	Glenmede Policy Recommendation: Vote FOR proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business;

•	The current level of disclosure of the company’s existing related programs;

•	The timetable and methods of program implementation prescribed by the proposal;

•	The company’s ability to address the issues raised in the proposal; and

•	How the company’s recycling programs compare to similar programs of its industry peers.

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Sustainability Reporting

The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.

Shareholders may request general environmental reports or reports on a specific location/operation, often requesting that the company detail the environmental risks and potential liabilities of a specific project. Companies have begun to report on environmental and sustainability issues using the Global Reporting Initiative (GRI) standards. The GRI was established in 1997 with the mission of developing globally applicable guidelines for reporting on economic, environmental, and social performance. The GRI was developed by the Coalition for Environmentally Responsible Economies (CERES) in partnership with the United Nations Environment Programme (UNEP).

•	Glenmede Policy Recommendation:

•	Vote for shareholder proposals seeking greater disclosure on the company’s environmental and social practices, and/or associated risks and liabilities.

•	Vote for shareholder proposals asking companies to report in accordance with the Global Reporting Initiative (GRI).

•	Vote for shareholder proposals to prepare a sustainability report.

Water Issues

•	Glenmede Policy Recommendation: Generally vote for on proposals requesting a company to report on, or to adopt a new policy on, water-related risks and concerns, taking into account:

•	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;

•	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;

•	The potential financial impact or risk to the company associated with water-related concerns or issues; and

•	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

Equator Principles

The Equator Principles is the financial industry’s benchmark for determining, assessing and managing social and environmental risk in project financing. It was first launched in June 2003 at Washington DC and was ultimately adopted by over forty financial institutions during a three-year implementation period. Later on, these principles were revised in July 2006 to take into account the new performance standards approved by the World Bank Group’s International Finance Corporation (IFC). The third iteration of the Principles was launched in June 2013 and it amplified the banks’ commitments to social responsibility, including human rights, climate change, and transparency. Financial institutions adopt these principles to ensure that the projects they venture in are developed in a socially responsible manner and reflect sound environmental management practices.

•	Glenmede Policy Recommendation: Vote for shareholder proposals to study or implement the Equator Principles.

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General Corporate Issues

Charitable Contributions

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Glenmede Policy Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

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Glenmede Policy Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

•	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;

•	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;

•	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;

•	Applicable market-specific laws or regulations that may be imposed on the company; and

•	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

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Glenmede Policy Recommendation: Generally vote for proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending).

Human Rights, Labor Issues, and International Operations

Investors, international human rights groups, and labor advocacy groups have long been making attempts to safeguard worker rights in the international marketplace. In instances where companies themselves operate factories in developing countries for example, these advocates have asked that the companies adopt global corporate human rights standards that guarantee sustainable wages and safe working conditions for their workers abroad. Companies that contract out portions of their manufacturing operations to foreign companies have been asked to ensure that the products they receive from those contractors have not been made using forced labor, child labor, or sweatshop labor. These companies are asked to adopt formal vendor standards that, among other things, include monitoring or auditing mechanism. Globalization, relocation of production overseas, and widespread use of subcontractors and vendors, often make it difficult to obtain a complete picture of a company’s labor practices in global markets. Many Investors believe that companies would benefit from adopting a human rights policy based on the Universal Declaration of Human Rights and the International Labor Organization’s Core Labor Standards. Efforts that seek greater disclosure on a company’s labor practices and that seek to establish minimum standards for a company’s operations will be supported. In addition, requests for independent monitoring of overseas operations will be supported.

The Glenmede Policy generally supports proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights; such as the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions. The use of child, sweatshop, or forced labor is unethical and can damage corporate reputations. Poor labor practices can lead to litigation against the company, which can be costly and time consuming.

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Human Rights Proposals

•	Glenmede Policy Recommendation:

•	Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies.

•	Vote for shareholder proposals to implement human rights standards and workplace codes of conduct.

•	Vote for shareholder proposals calling for the implementation and reporting on ILO codes of conduct, SA 8000 Standards, or the Global Sullivan Principles.

•	Vote for shareholder proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights.

•

Vote for shareholder proposals that call for independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with codes.

•

Vote for shareholder proposals that seek publication of a “Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

•

Vote for shareholder proposals seeking reports on, or the adoption of, vendor standards including: reporting on incentives to encourage suppliers to raise standards rather than terminate contracts and providing public disclosure of contract supplier reviews on a regular basis.

•

Vote for shareholder proposals to adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale using forced labor, child labor, or that fail to comply with applicable laws protecting employee’s wages and working conditions.

•	Vote for proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process.

MacBride Principles

These resolutions have called for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland’s Catholic community faced much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles serve to stabilize the situation and promote further investment.

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•	Glenmede Policy Recommendation: Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

Community Social and Environmental Impact Assessments

•	Glenmede Policy Recommendation: Generally vote for requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.

Operations in High Risk Markets

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Glenmede Policy Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring

•	Glenmede Policy Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

Weapons and Military Sales

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Glenmede Policy Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

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Political Activities

Lobbying

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Glenmede Policy Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

•	Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

•	Glenmede Policy Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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7. MUTUAL FUND PROXIES

Election of Directors

•

Glenmede Policy Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

•	Glenmede Policy Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

•	Glenmede Policy Recommendation: Vote case-by-case on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements

•	Glenmede Policy Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

•	Glenmede Policy Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

•	Glenmede Policy Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

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1940 Act Policies

•	Glenmede Policy Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

•	Glenmede Policy Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

•	Glenmede Policy Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

•	Glenmede Policy Recommendation: Vote case-by-case on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

Change in Fund’s Subclassification

•	Glenmede Policy Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

•	Glenmede Policy Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

•

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

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•

The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

•	The company has demonstrated responsible past use of share issuances by either:

•	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or

•	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

•	Glenmede Policy Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

Changes to the Charter Document

•	Glenmede Policy Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote against any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

•	Glenmede Policy Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

•

Glenmede Policy Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

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Distribution Agreements

•	Glenmede Policy Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

Master-Feeder Structure

•	Glenmede Policy Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

•	Glenmede Policy Recommendation: Vote case-by-case on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

•

Glenmede Policy Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

•

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

•	Glenmede Policy Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

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8. FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES

•

Glenmede Policy Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant Glenmede Policy regional or market proxy voting guidelines.

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Continental Europe

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2019

Published December 6, 2018

Continental Europe Proxy Voting Guidelines

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Continental Europe Proxy Voting Guidelines

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Continental Europe Proxy Voting Guidelines

COVERAGE UNIVERSE

The following is a condensed version of the proxy voting recommendations contained in ISS’ European Proxy Voting Manual.

ISS’ European Policy applies to Member States of the European Union (EU) or the European Free Trade Association (EFTA), with the exception of the United Kingdom and Ireland, which are subject to the UK and Ireland policy which is based on the National Association of Pension Funds (NAPF) Corporate Governance Policy and Voting Guidelines. In both cases, European territories that are politically associated with a given Member State are subject to the same policy as that Member State. Other European territories are subject to either ISS’ separate, market-specific policies, or ISS’ EMEA Regional Policy.

Specifically, ISS’ European Policy applies to companies incorporated in the following territories: Austria, Belgium, Bulgaria, Croatia, the Czech Republic, Cyprus, Denmark, Estonia, the Faroe Islands, Finland, France, Germany, Greece, Greenland, Hungary, Iceland, Italy, Latvia, Liechtenstein, Lithuania, Luxembourg, Malta, the Netherlands, Norway, Poland, Portugal, Romania, Spain, Slovakia, Slovenia, Sweden, and Switzerland.

ISS’ approach is not “one-size-fits-all” and takes relevant market-specific factors into account in our research and recommendations. Therefore, this document distinguishes in various places between different markets and on the basis of other differentiating factors. These distinctions are based on different market practices and best practice recommendations throughout Europe.

DEFINITIONS AND EXPLANATIONS

The term “widely held” refers to companies that ISS designates as such based on their membership in a major index and/or the number of ISS clients holding the securities.

For stylistic purposes, this document may use the adjectival form of country names to refer to companies incorporated or listed in a given market.

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1. OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

•	General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

•	General Recommendation: Generally vote for proposals to (re)appoint auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	The name of the proposed auditors has not been published;

•	There are serious concerns about the effectiveness of the auditors;

•	The lead audit partner(s) has been linked with a significant auditing controversy;

•	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	The lead audit partner(s) has previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	The auditors are being changed without explanation; or

•	For widely-held companies, fees for non-audit services exceed either 100 percent of standard audit-related fees or any stricter limit set in local best practice recommendations or law.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spinoffs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees..

For concerns relating to the audit procedures, independence of auditors, and/or name of auditors, ISS will focus on the auditor election. For concerns relating to fees paid to the auditors, ISS will focus on remuneration of auditors if this is a separate voting item, otherwise ISS would focus on the auditor election.

Appointment of Internal Statutory Auditors

•	General Recommendation: Vote for the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used; or

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

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Allocation of Income

•	General Recommendation: Vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Amendments to Articles of Association

•	General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Change in Company Fiscal Term

•	General Recommendation: Vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

•	General Recommendation: Vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

•	General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Stock (Scrip) Dividend Alternative

•	General Recommendation: Vote case-by-case on stock (scrip) dividend proposals, considering factors such as:

•	Whether the proposal allows for a cash option; and

•	If the proposal is in line with market standards.

Transact Other Business

•	General Recommendation: Vote against other business when it appears as a voting item.

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Continental Europe Proxy Voting Guidelines

2. BOARD OF DIRECTORS

Non-Contested Director Elections

•	General Recommendation: Vote for management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests;

•	The board fails to meet minimum corporate governance standards;

•	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities; and

•	Repeated absences at board meetings have not been explained (in countries where this information is disclosed).

In addition to these general factors, ISS may recommend against due to concerns related to at least one of the following specific factors, which are presented below as separate subsections:

I.	Director Terms

II.	Bundling of Proposals to Elect Directors

III.	Board independence

IV.	Disclosure of Names of Nominees

V.	Combined Chairman/CEO

VI.	Election of a Former CEO as Chairman of the Board

VII.	Overboarded Directors

VIII.	Voto di Lista (Italy)

IX.	One Board Seat per Director

X.	Composition of Committees

XI.	Composition Nominating Committee (Sweden and Norway)

XII.	Election of Censors (France)

This policy is distinct from ISS’ policy on contested director elections, which is presented as a separate policy item.

Note also that this policy is complemented by three additional policies: “Compensation-Related Voting Sanctions” and “Voting on Directors for Egregious Actions,” which both address a comparatively rare set of additional circumstances, and “Corporate Assembly and Committee of Representatives Elections,” which states how ISS applies its director election policy in Norway and Denmark in cases where the board is not directly elected by shareholders.

Director Terms

For Belgium, France, Greece, Netherlands, Spain, and Switzerland, vote against the election or re-election of any director when his/her term is not disclosed or when it exceeds four years and adequate explanation for non-compliance has not been provided. In these markets, the maximum board terms are either recommended best practice or required by legislation. Under best practice recommendations, companies should shorten the terms for directors when the terms exceed the limits suggested by best practices. The policy will be applied to all companies in these markets, for bundled as well as unbundled items.

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Vote against article amendment proposals to extend board terms. In cases where a company’s articles provide for a shorter limit and where the company wishes to extend director terms from three or fewer years to four years, for example, ISS will recommend a vote against, based on the general principle that director accountability is maximized by elections with a short period of renewal.

Bundling of Proposal to Elect Directors

Bundling together proposals that could be presented as separate voting items is not considered good market practice, because bundled resolutions leave shareholders with an all-or-nothing choice, skewing power disproportionately towards the board and away from shareholders. As director elections are one of the most important voting decisions that shareholders make, directors should be elected individually.

For the markets of Bulgaria, Croatia, Czech Republic, Estonia, France, Germany, Hungary, Latvia, Lithuania, Poland*, Romania, Slovakia, and Slovenia, vote against the election or reelection of any directors if individual director elections are an established market practice and the company proposes a single slate of directors.

*Bundled director elections in Poland may be supported for companies that go beyond market practice by disclosing the names of nominees on a timely basis.

Board Independence

Independence will be determined according to ISS’ European Classification of Directors. If a nominee cannot be categorized, ISS will consider that person non-independent and include that nominee in the calculation.

Voting policies

Widely-held companies

A. Non-controlled companies

Generally vote against the election or reelection of any non-independent directors (excluding the CEO) if:

1.	Fewer than 50 percent of the board members elected by shareholders – excluding, where relevant, employee shareholder representatives – would be independent; or

2.	Fewer than one-third of all board members would be independent.

Greece and Portugal are excluded from Provision (1.) in the above-mentioned voting policy.

B. Controlled companies

Generally vote against the election or reelection of any non-independent directors (excluding the CEO) if less than one-third of the board members are independent.

Non-widely held companies

Generally vote against the election or reelection of any non-independent directors (excluding the CEO) if less than one-third of the board members are independent.

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Continental Europe Proxy Voting Guidelines

Definition of terms

‘Widely-held companies’ are determined based on their membership in a major index and/or the number of ISS clients holding the securities. For Sweden, Norway, Denmark, Finland, and Luxembourg, this is based on membership on a local blue-chip market index and/or MSCI EAFE companies. For Portugal, it is based on membership in the PSI-20 and/or MSCI EAFE index.

A company is considered to be controlled for the purposes of the above-mentioned voting policies if a shareholder, or multiple shareholders acting in concert, control a majority of the company’s equity capital (i.e. 50 percent + one share). If a company is majority-controlled by virtue of a shareholder structure in which shareholders’ voting rights do not accrue in accordance with their equity capital commitment (e.g. unequal or multi-class share structures), the company will not be classified as controlled unless the majority shareholder/majority shareholding group also holds a majority of the company’s equity capital.

Disclosure of Names of Nominees

Vote against the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is being written. This policy will be applied to all companies in these markets, for bundled and unbundled items.

Combined Chairman/CEO

Generally, vote against the (re)election of combined chair/CEOs at widely-held European companies.

When the company provides assurance that the chair/CEO would only serve in the combined role on an interim basis (no more than two years), the vote recommendation would be made on a case-by-case basis.

In the above-mentioned situation, ISS will consider the rationale provided by the company and whether it has set up adequate control mechanisms on the board (such as a lead independent director, a high overall board independence, and a high level of independence on the board’s key committees).

This policy will be applied to all widely-held European companies that propose the (re)election of a combined chair/CEO to the board, including cases where the chair/CEO is included in an election by slate.

Election of a Former CEO as Chairman of the Board

Generally vote against the election or reelection of a former CEO as chairman to the supervisory board or board of directors at widely held companies in Germany, Austria, and the Netherlands. In markets such as Germany, where the general meeting only elects the nominees and, subsequently, the new board’s chairman, ISS will generally recommend a vote against the election or reelection of a former CEO, unless the company has publicly confirmed prior to the general meeting that he will not proceed to become chairman of the board.

Considerations should be given to any of the following exceptional circumstances on a case-by-case basis if:

•	There are compelling reasons that justify the election or reelection of a former CEO as chairman; or

•	The former CEO is proposed to become the board’s chairman only on an interim or temporary basis; or

•	The former CEO is proposed to be elected as the board’s chairman for the first time after a reasonable cooling-off period; or

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Overboarded Directors

In Austria, Belgium, Denmark, Finland, France, Germany, Italy, Luxembourg, the Netherlands, Norway, Poland, Spain, Sweden, and Switzerland, at widely-held companies, ISS will generally recommend a vote against a candidate when s/he holds an excessive number of board appointments, as defined by the following guidelines:

•

Any person who holds more than five mandates at listed companies will be classified as overboarded. For the purposes of calculating this limit, a non-executive directorship counts as one mandate, a non-executive chairmanship counts as two mandates, and a position as executive director (or a comparable role) is counted as three mandates.

•	Also, any person who holds the position of executive director (or a comparable role) at one company and a non-executive chairman at a different company will be classified as overboarded.

CEOs and Chairmen

An adverse vote recommendation will not be applied to a director within a company where he/she serves as CEO; instead, any adverse vote recommendations will be applied to his/her additional seats on other company boards. For chairmen, negative recommendations would first be applied towards non-executive positions held, but the chairmanship position itself would be targeted where they are being elected as chairman for the first time or, when in aggregate their chair positions are three or more in number, or if the chairman holds an outside executive position. ISS will take into account board positions held in global publicly listed companies outside the same group, defined as a group of companies in which a common parent company controls at least 50 percent + 1 share of equity capital, alone or in concert.

For directors standing for (re)election at French companies, ISS will take into account board appointments as censors in French publicly-listed companies.

Executive directors or those in comparable roles within investment holding companies will generally be treated similar to non-executive directors when applying this policy.

Voto di Lista (Italy)

In Italy, director elections generally take place through the voto di lista mechanism (similar to slate elections). Since the Italian implementation of the European Shareholder Rights Directive (effective since Nov. 1, 2010), issuers must publish the various lists 21 days in advance of the meeting.

Since shareholders only have the option to support one such list, where lists are published in sufficient time, ISS will recommend a vote on a case-by-case basis, determining which list of nominees it considers is best suited to add value for shareholders based, as applicable, on ISS European policies for Director Elections and for Contested Director Elections.

Those companies that are excluded from the provisions of the European Shareholder Rights Directive publish lists of nominees 10 days before the meeting. In the case where nominees are not published in sufficient time, ISS will recommend a vote against the director elections before the lists of director nominees are disclosed. Once the various lists of nominees are disclosed, ISS will issue an alert to its clients and, if appropriate, change its vote recommendation to support one particular list.

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Continental Europe Proxy Voting Guidelines

One Board Seat per Director

In cases where a director holds more than one board seat on a single board and the corresponding votes, manifested as one seat as a physical person plus an additional seat(s) as a representative of a legal entity, vote against the election/reelection of such legal entities and in favor of the physical person.

However, an exception is made if the representative of the legal entity holds the position of CEO. In such circumstances, ISS will typically recommend a vote in favor of the legal entity and against the election/reelection of the physical person.

While such occurrences are rare, there have been cases where a board member may have multiple board seats and corresponding votes. Holding several board seats concurrently within one board increases this person’s direct influence on board decisions and creates an inequality among board members.

This situation has manifested in Belgium, Luxembourg, and France. This is not a good corporate governance practice, as it places disproportionate influence and control in one person.

Composition of Committees

For widely-held companies, generally vote against the (re)election of any non-independent members of the audit committee if:

•

Fewer than 50 percent of the audit committee members, who are elected by shareholders in such capacity or another – excluding, where relevant, employee shareholder representatives – would be independent; or

•	Fewer than one-third of all audit committee members would be independent.

For companies whose boards are legally required to have 50 percent of directors not elected by shareholders, the second criterion is not applicable.

Generally vote against the election or reelection of the non-independent member of the audit committee designated as chairman of that committee.

For widely-held companies in Belgium, the Netherlands, and Switzerland, vote against the (re)election of non-independent members of the remuneration committee if their (re)election would lead to a non-independent majority on that committee.

For all companies:

In Belgium, Denmark, Finland, France, Iceland, Luxembourg, the Netherlands, Norway, Spain, Sweden, and Switzerland, vote against the (re)election of executives who serve on the company’s audit or remuneration committee. ISS may recommend against if the disclosure is too poor to determine whether an executive serves or will serve on a committee. If a company does not have an audit or a remuneration committee, ISS may consider that the entire board fulfills the role of a committee. In such case, ISS may recommend against the executives, including the CEO, up for election to the board.

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Continental Europe Proxy Voting Guidelines

Composition Nomination Committee (Finland, Iceland, Norway, and Sweden)

Vote for proposals in Finland, Iceland, Norway, and Sweden to elect or appoint a nominating committee consisting mainly of non-board members.

Vote for shareholder proposals calling for disclosure of the names of the proposed candidates at the meeting, as well as the inclusion of a representative of minority shareholders in the committee.

Vote against proposals where the names of the candidates (in the case of an election) or the principles for the establishment of the committee have not been disclosed in a timely manner.

Vote against proposals in Sweden to elect or appoint such a committee if the company is on the MSCI-EAFE or local main index and the following conditions exist:

1.	A member of the executive management would be a member of the committee;

2.	More than one board member who is dependent on a major shareholder would be on the committee; or

3.	The chair of the board would also be the chair of the committee.

In cases where the principles for the establishment of the nominating committee, rather than the election of the committee itself, are being voted on, vote against the adoption of the principles if any of the above conditions are met for the current committee, and there is no publicly available information indicating that this would no longer be the case for the new nominating committee.

Election of Censors (France)

For widely held companies, ISS will generally recommend a vote against proposals seeking shareholder approval to elect a censor, to amend bylaws to authorize the appointment of censors, or to extend the maximum number of censors to the board. However, ISS will recommend a vote on a case-by-case basis when the company provides assurance that the censor would serve on a short-term basis (maximum one year) with the intent to retain the nominee before his/her election as director. In this case, consideration shall also be given to the nominee’s situation (notably overboarding or other factors of concern).

In consideration of the principle that censors should be appointed on a short-term basis, vote against any proposal to renew the term of a censor or to extend the statutory term of censors.

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Continental Europe Proxy Voting Guidelines

ISS Classification of Directors—European Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder unless there is a clear lack of material[4] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative¹ provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test3);

•	Any director who has cross-directorships with executive directors or those in comparable roles;

•	Relative¹ of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•

Excessive years of service from date of first appointment, as determined by the EC Recommendation 2005/162/EC, local corporate governance codes, or local best practice, is generally a determining factor in evaluating director independence.[4] ;

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	Not classified as non-independent by ISS (see above);

•	No material[5] connection, either direct or indirect, to the company (other than a board seat) or to a significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” and considered a non-independent NED).

Footnotes

[1]

“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

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[3]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated; or

A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value (of all outstanding financing operations) compared to the company’s total assets is more than 5 percent.

[4]

For example, the EC recommendation 2005/162/EC’s definition of independence provides that in order to remain independent, a non-executive director shall have served on the [supervisory] board for no more than 12 years. For countries governed by ISS’ European policy, ISS will follow the EC recommendation and apply stricter tenure limits where recommended by local corporate governance codes or established by local best practice.

[5]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

•

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are considered best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2)  Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Voting on Directors for Egregious Actions

•	General Recommendation: Under extraordinary circumstances, vote against or withhold from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

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Committee of Representatives and Corporate Assembly Elections (Denmark and Norway)

•

General Recommendation: For Norwegian and Danish companies where shareholders vote on elections for members of the corporate assembly or committee of representatives, but not directly on the board of directors, vote case-by-case on corporate assembly and committee of representative elections based on the board of directors’ compliance with ISS’ director election policy.

Discharge of Directors

•

General Recommendation: Vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties, warranted on a case-by-case basis, by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest;

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions;

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

•	General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

Board Structure

•	General Recommendation: Vote for routine proposals to fix board size.

Vote against the introduction of classified boards and/or mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

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3. CAPITAL STRUCTURE

Capital Systems

European capital systems can be broadly defined as either authorized or conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates. However, many capital systems display slight variations on the two systems, and some systems bear features from both systems, if only on a cosmetic level.

Under the conditional capital system, companies seek authorizations for pools of capital, which typically have fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board, generally for a fixed period of time. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities.

Share Issuance Requests

General Issuances

•

General Recommendation: Vote for issuance authorities with pre-emptive rights to a maximum of 50 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines (e.g. issuance periods limited to 18 months for the Netherlands).

Vote for issuance authorities without pre-emptive rights to a maximum of 10 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines (e.g. issuance periods limited to 18 months for the Netherlands).

For French companies:

•	Vote for general issuance requests with preemptive rights, or without preemptive rights but with a binding “priority right,” for a maximum of 50 percent over currently issued capital.

•

Generally vote for general authorities to issue shares without preemptive rights up to a maximum of 10 percent of share capital. When companies are listed on a regulated market, the maximum discount on share issuance price proposed in the resolution must, in addition, comply with the legal discount (i.e., a maximum of 5 percent discount to the share listing price) for a vote for to be warranted.

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Specific Issuances

•	General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

•

General Recommendation: Vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

•	General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

•	General Recommendation: Vote for resolutions that seek to maintain, or convert to, a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Florange Act- Double Voting Rights (France)

For French companies that:

•	Did not have a bylaw allowing for double voting rights before the enactment of the Law of 29 March 2014 (Florange Act); and

•	Do not currently have a bylaw prohibiting double-voting rights; and either

•	Do not have on their ballot for shareholder approval a bylaw amendment to prohibit double-voting, submitted by either management or shareholders; or

•	Have not made a public commitment to submit such a bylaw amendment to shareholder vote before April 3, 2016;

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Then, on a case-by-case basis, ISS may recommend against the following types of proposals:

•	The reelection of directors or supervisory board members; or

•	The approval of the discharge of directors; or

•	If neither reelection of directors/supervisory board members nor approval of discharge is considered appropriate, then the approval of the annual report and accounts.

Preferred Stock

•

General Recommendation: Vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

•	General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without pre-emptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

•	General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

•	General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Share Repurchase Plans

•	General Recommendation: ISS will generally recommend for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital;

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

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Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 18 months.

In addition, ISS will recommend against any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Market-Specific Exceptions

For Italy and Germany, vote for share-repurchase plans and share reissuance plans that would use call and put options if the following criteria are met:

•	The duration of the options is limited in time to no more than 18 months;

•	The total number of shares covered by the authorization is disclosed;

•

The number of shares that would be purchased with call options and/or sold with put options is limited to a maximum of 5 percent of currently outstanding capital (or half of the total amounts allowed by law in Italy and Germany);

•	A financial institution, with experience conducting sophisticated transactions, is indicated as the party responsible for the trading; and

•	The company has a clean track record regarding repurchases.

Reissuance of Repurchased Shares

•	General Recommendation: Vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

•	General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

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4. COMPENSATION

Compensation Guidelines

Preamble

The assessment of compensation follows the ISS Global Principles on Executive and Director Compensation which are detailed below. These principles take into account global corporate governance best practice.

The ISS Global Principles on Compensation underlie market-specific policies in all markets:

1.	Provide shareholders with clear, comprehensive compensation disclosures;

2.	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

3.	Avoid arrangements that risk “pay for failure;”

4.	Maintain an independent and effective compensation committee;

5.	Avoid inappropriate pay to non-executive directors.

In line with European Commission Recommendation 2004/913/EC, ISS believes that seeking annual shareholder approval for a company’s compensation policy is a positive corporate governance provision.

In applying the Five Global Principles, ISS has formulated European Compensation Guidelines which take into account local codes of governance, market best practice, and the Recommendations published by the European Commission. ISS analyzes compensation-related proposals based on the role of the beneficiaries and has therefore divided its executive and director compensation policy into two domains:

I.	Executive compensation-related proposals; and

II.	Non-executive director compensation-related proposals

Executive compensation-related proposals

•

General Recommendation: ISS will evaluate management proposals seeking ratification of a company’s executive compensation-related items on a case-by-case basis, and where relevant, will take into account the European Pay for Performance Model[1] outcomes within a qualitative review of a company’s remuneration practices. ISS will generally recommend a vote against a company’s compensation-related proposal if such proposal fails to comply with one or a combination of several of the global principles and their corresponding rules:

[1]	Definition of Pay-for-Performance Evaluation:

ISS annually conducts a pay-for-performance analysis to measure the alignment between pay and performance over a sustained period. With respect to companies in the European Main Indices, this analysis considers the following:

•	Peer Group Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median.

•

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

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1.	Provide shareholders with clear and comprehensive compensation disclosures:

1.1.	Information on compensation-related proposals shall be made available to shareholders in a timely manner;

1.2.

The level of disclosure of the proposed compensation policy shall be sufficient for shareholders to make an informed decision and shall be in line with what local market best practice standards dictate;

1.3.	Companies shall adequately disclose all elements of the compensation, including:

1.3.1.	Any short- or long-term compensation component must include a maximum award limit.

1.3.2.

Long-term incentive plans must provide sufficient disclosure of (i) the exercise price/strike price (options); (ii) discount on grant; (iii) grant date/period; (iv) exercise/vesting period; and, if applicable, (v) performance criteria.

1.3.3.	Discretionary payments, if applicable.

2.	Maintain appropriate pay structure with emphasis on long-term shareholder value:

2.1.	The structure of the company’s short-term incentive plan shall be appropriate.

2.1.1.	The compensation policy must notably avoid guaranteed or discretionary compensation.

2.2.	The structure of the company’s long-term incentives shall be appropriate, including, but not limited to, dilution, vesting period, and, if applicable, performance conditions.

2.2.1.	Equity-based plans or awards that are linked to long-term company performance will be evaluated using ISS’ general policy for equity-based plans; and

2.2.2.	For awards granted to executives, ISS will generally require a clear link between shareholder value and awards, and stringent performance-based elements.

2.3.	The balance between short- and long-term variable compensation shall be appropriate

2.3.1.	The company’s executive compensation policy must notably avoid disproportionate focus on short-term variable element(s)

3.	Avoid arrangements that risk “pay for failure”:

3.1.	The board shall demonstrate good stewardship of investor’s interests regarding executive compensation practices (principle being supported by Pay for Performance Evaluation2).

3.1.1.	There shall be a clear link between the company’s performance and variable awards.

3.1.2.	There shall not be significant discrepancies between the company’s performance and real executive payouts.

3.1.3.	The level of pay for the CEO and members of executive management should not be excessive relative to peers, company performance, and market practices.

3.1.4.	Significant pay increases shall be explained by a detailed and compelling disclosure.

3.2.	Severance pay agreements must not be in excess of (i) 24 months’ pay or of (ii) any more restrictive provision pursuant to local legal requirements and/or market best practices.

3.3.

Arrangements with a company executive regarding pensions and post-mandate exercise of equity-based awards must not result in an adverse impact on shareholders’ interests or be misaligned with good market practices.

4.	Maintain an independent and effective compensation committee:

4.1.	No executives may serve on the compensation committee.

4.2.	In certain markets the compensation committee shall be composed of a majority of independent members, as per ISS policies on director election and board or committee composition.

In addition to the above, ISS will generally recommend a vote against a compensation-related proposal if such proposal is in breach of any other supplemental market-specific ISS voting policies.

Non-Executive Director Compensation

5.	Avoid inappropriate pay to non-executive directors.

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•	General Recommendation: ISS will generally recommend a vote for proposals to award cash fees to non-executive directors, and will otherwise:

Recommend a vote against where:

•	Documents (including general meeting documents, annual report) provided prior to the general meeting do not mention fees paid to non-executive directors.

•	Proposed amounts are excessive relative to other companies in the country or industry.

•	The company intends to increase the fees excessively in comparison with market/sector practices, without stating compelling reasons that justify the increase.

•

Proposals provide for the granting of stock options, performance-based equtiy compensation (including stock appreciation rights and performance-vesting restricted stock), and performance-based cash to non-executive directors.

•	Proposals introduce retirement benefits for non-executive directors.

And recommend a vote on a case-by-case basis where:

•	Proposals include both cash and share-based components to non-executive directors.

•	Proposals bundle compensation for both non-executive and executive directors into a single resolution.

Equity-based Compensation Guidelines

•

General Recommendation: ISS will generally recommend a vote for equity based compensation proposals for employees if the plan(s) are in line with long-term shareholder interests and align the award with shareholder value. This assessment includes, but is not limited to, the following factors:

The volume of awards transferred to participants must not be excessive: the potential volume of fully diluted issued share capital from equity-based compensation plans must not exceed the following ISS guidelines:

•

The shares reserved for all share plans may not exceed 5 percent of a company’s issued share capital, except in the case of high-growth companies or particularly well-designed plans, in which case we allow dilution of between 5 and 10 percent: in this case, we will need to have performance conditions attached to the plans which should be acceptable under ISS criteria (challenging criteria);

•	The plan(s) must be sufficiently long-term in nature/structure: the minimum vesting period must be no less than three years from date of grant;

•	The awards must be granted at market price. Discounts, if any, must be mitigated by performance criteria or other features that justify such discount.

•	If applicable, performance standards must be fully disclosed, quantified, and long-term, with relative performance measures preferred.

Market-specific provisions for France:

•	The potential volume from equity-based compensation plans must not exceed 10 percent of fully diluted issued share capital.

•

In addition, for companies that refer to the AFEP-MEDEF Code, all awards (including stock options and warrants) to executives shall be conditional upon challenging performance criteria or premium pricing. For companies referring to the Middlenext Code (or not referring to any code) at least part of the awards to executives shall be conditional upon performance criteria or premium pricing. In both cases, free shares shall remain subject to performance criteria for all beneficiaries.

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Finally, for large- and mid-cap companies, the company’s average three-year unadjusted burn rate (or, if lower, the maximum volume per year implied by the proposal made at the general meeting) must not exceed the mean plus one standard deviation of its sector. If necessary, these sector-specific caps are adjusted so that they do not change by more than one percentage point from year to year.

French Burn Rate Table for 2019

GICS	SECTOR	Mean	Standard Deviation	Burn Rate Cap
1010	ENERGY	0.34%	0.22%	0.56%
1510	MATERIALS	0.32%	0.21%	0.54%
2010-2030	INDUSTRIALS	0.36%	0.26%	0.63%
2510-2550	CONSUMER DISCRETIONARY	0.41%	0.32%	0.73%
3010-3030	CONSUMER STAPLES	0.16%	0.06%	0.22%
3510-3520	HEALTHCARE	0.68%	1.21%	1.89%
4510-5010	TECHNOLOGY & TELECOM	0.70%	0.52%	1.21%
5510	UTILITIES	0.11%	0.14%	0.24%
4010-4030	FINANCIALS (EXCLUDING REAL ESTATE)	0.35%	0.40%	0.74%
6010	REAL ESTATE	0.27%	0.29%	0.56%

Compensation-Related Voting Sanctions

•

General Recommendation: Should a company be deemed to have egregious remuneration practices (as a result of one or a combination of several factors highlighted above) and has not followed market practice by submitting a resolution on executive compensation, vote against other “appropriate” resolutions as a mark of discontent against such practices.

An adverse vote recommendation could be applied to any of the following on a case-by case basis:

1.	The (re)election of members of the remuneration committee;

2.	The discharge of directors; or

3.	The annual report and accounts.

Failure to propose a resolution on executive compensation to shareholders in a market where this is routine practice may, by itself, lead to one of the above adverse vote recommendations regardless of the companies’ remuneration practices.

Stock Option Plans – Adjustment for Dividend (Nordic Region)

•

General Recommendation: Vote against stock option plans in Denmark, Finland, Norway, and Sweden if evidence is found that they contain provisions that may result in a disconnect between shareholder value and employee/executive reward.

This includes one or a combination of the following:

•	Adjusting the strike price for future ordinary dividends AND including expected dividend yield above 0 percent when determining the number of options awarded under the plan;

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•	Having significantly higher expected dividends than actual historical dividends;

•	Favorably adjusting the terms of existing options plans without valid reason; and/or

•	Any other provisions or performance measures that result in undue award.

This policy applies to both new plans and amendments to introduce the provisions into already existing stock option plans. ISS will make an exception if a company proposes to reduce the strike price by the amount of future special (extraordinary) dividends only.

Generally vote against if the potential increase of share capital amounts to more than 5 percent for mature companies or 10 percent for growth companies or if options may be exercised below the market price of the share at the date of grant, or that employee options do not lapse if employment is terminated.

Share Matching Plans (Sweden and Norway)

•	General Recommendation: ISS considers the following factors when evaluating share matching plans:

•	For every share matching plan, ISS requires a holding period.

•	For plans without performance criteria, the shares must be purchased at market price.

•	For broad-based share matching plans directed at all employees, ISS accepts an arrangement up to a 1:1 ratio, i.e. no more than one free share is awarded for every share purchased at market value.

•

In addition, for plans directed at executives, we require that sufficiently challenging performance criteria be attached to the plan. Higher discounts demand proportionally higher performance criteria.

The dilution of the plan when combined with the dilution from any other proposed or outstanding employee stock purchase/stock matching plans, must comply with ISS’ guidelines.

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5. ENVIRONMENTAL AND SOCIAL ISSUES

Voting on Social and Environmental Proposals

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short-term or long-term.

•

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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6. OTHER ITEMS

Reorganizations/Restructurings

•	General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

Mergers and Acquisitions

•	General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

•	General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

•	General Recommendation: Vote reincorporation proposals on a case-by-case basis.

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Expansion of Business Activities

•	General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

•

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

•	General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

For the Netherlands, vote recommendations regarding management proposals to approve protective preference shares will be determined on a case-by-case basis. In general, ISS will recommend voting for protective preference shares (PPS) only if:

•

The supervisory board needs to approve an issuance of shares and the supervisory board is independent within the meaning of ISS’ categorization rules (ISS’ European Director Independence Guidelines) and the Dutch Corporate Governance Code (i.e. a maximum of one member can be non-independent);

•	No call / put option agreement exists between the company and a foundation for the issuance of PPS;

•	The issuance authority is for a maximum of 18 months;

•	The board of the company-friendly foundation is fully independent;

•	There are no priority shares or other egregious protective or entrenchment tools;

•	The company states specifically that the issue of PPS is not meant to block a takeover, but will only be used to investigate alternative bids or to negotiate a better deal;

•	The foundation buying the PPS does not have as a statutory goal to block a takeover; and

•	The PPS will be outstanding for a period of maximum 6 months (an EGM must be called to determine the continued use of such shares after this period).

As of Feb. 1, 2016, for French companies listed on a regulated market, generally vote against any general authorities impacting the share capital (i.e. authorities for share repurchase plans and any general share issuances with or without preemptive rights, including by capitalization of reserves) if they can be used for antitakeover purposes without shareholders’ prior explicit approval.

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Continental Europe Proxy Voting Guidelines

Shareholder Proposals

•	General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Policies dealing with environmental and social themes are covered by their own dedicated policy, presented separately in this document.

Authority to Reduce Minimum Notice Period for Calling a Meeting

•

General Recommendation: A recommendation to approve the “enabling” authority proposal would be on the basis that ISS would generally expect companies to call EGMs/GMs using a notice period of less than 21 days only in limited circumstances where a shorter notice period will be to the advantage of shareholders as a whole, for example, to keep a period of uncertainty about the future of the company to a minimum. This is particularly true of capital raising proposals or other price sensitive transactions. By definition, AGMs, being regular meetings of the company, should not merit a notice period of less than 21 days.

In a market where local legislation permits an EGM/GM to be called at no less than 14-days’ notice, ISS will generally recommend in favor of a resolution to approve the enabling authority if the company discloses that the shorter notice period of between 20 and 14 days would not be used as a matter of routine for such meetings, but only when the flexibility is merited by the business of the meeting. Where the proposal(s) at a given EGM/GM is (are) not time-sensitive, such as the approval of incentive plans, ISS would not expect a company to invoke the shorter notice notwithstanding any prior approval of the enabling authority proposal by shareholders.

In evaluating an enabling authority proposal, ISS would first require that the company make a clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law, such as the provision of an electronic voting facility for shareholders. In addition, with the exception of the first AGM at which approval of the enabling authority is sought following implementation of the European Shareholder Rights Directive, when evaluating an enabling authority proposal ISS will take into consideration the company’s use (if any) of shorter notice periods in the preceding year to ensure that such shorter notice periods were invoked solely in connection with genuinely time-sensitive matters. Where the company has not limited its use of the shorter notice periods to such time sensitive-matters and fails to provide a clear explanation for this, ISS will consider a vote against the enabling authority for the coming year.

Auditor Report Including Related Party Transactions (France)

•	General Recommendation: ISS will review all auditor reports on related-party transactions and screen for and evaluate agreements with respect to the following issues:

•	Director Remuneration (including Severance Packages and Pension Benefits)

•	Consulting Services

•	Liability Coverage

•	Certain Business Transactions

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Continental Europe Proxy Voting Guidelines

In general, ISS expects companies to provide the following regarding related-party transactions:

•

Adequate disclosure of terms under listed transactions (including individual details of any severance, consulting, or other remuneration agreements with directors and for any asset sales and/or acquisitions);

•	Sufficient justification on transactions that appear to be unrelated to operations and/or not in shareholders’ best interests;

•	Fairness opinion (if applicable in special business transactions); and

•	Any other relevant information that may affect or impair shareholder value, rights, and/or judgment.

In the event that the company fails to provide an annual report in a timely manner, generally at least 21 days prior to the meeting, ISS will recommend votes against these proposals.

Virtual Meetings

•	General Recommendation: Generally vote for proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs.

Generally vote against proposals allowing for the convening of virtual-only* shareholder meetings.

*

The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

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Continental Europe Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Asia-Pacific Region

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2019

Published December 6, 2018

Asia Pacific Region Proxy Voting Guidelines

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Asia Pacific Region Proxy Voting Guidelines

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Asia Pacific Region Proxy Voting Guidelines

COVERAGE UNIVERSE

This document applies to all Asian Pacific markets (excluding Australia, New Zealand China, Japan, Hong Kong, Singapore, India, and Korea, which have separate market policies). Currently this includes Thailand, Malaysia, the Philippines, Indonesia, Pakistan, Bangladesh, Sri Lanka, Vietnam, and Papua New Guinea. Any Asian Pacific markets added to ISS coverage would likely be included under this regional policy.

1. OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

•	General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

•	General Recommendation: Generally vote for the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend against the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend against remuneration of auditors if this is a separate voting item; otherwise ISS may recommend against the auditor election.

Appointment of Internal Statutory Auditors

•	General Recommendation: Generally vote for the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

•	General Recommendation: Generally vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

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Asia Pacific Region Proxy Voting Guidelines

Stock (Scrip) Dividend Alternative

•	General Recommendation: Generally vote for most stock (scrip) dividend proposals.

Vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

•	General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Change in Company Fiscal Term

•	General Recommendation: Generally vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

•	General Recommendation: Generally vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

•	General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Transact Other Business

•	General Recommendation: Vote against other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Director Elections

•	General Recommendation: Generally vote for management nominees in the election of directors, except for the following:

Independence

Overall Board Independence: Per the independence standards in ISS’ Classification of Directors, vote against non-independent director nominees:

•	For Malaysia and Thailand, if the board is less than one-third independent;

•	For Sri Lanka, if independent directors represent less than the higher of two independent directors or one-third of the board; or

•	For the Philippines, if independent directors represent less than the higher of three independent directors or one-third of the board.

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Asia Pacific Region Proxy Voting Guidelines

Committee Independence:

•	For Malaysia, Thailand, Bangledesh, Pakistan, and Sri Lanka, vote against an executive director serving on the audit, remuneration, or nomination committees.

In making the above recommendations, ISS generally will not recommend against the election of a CEO/president, executive chairman, or founder who is integral to the company.

Employee Representatives: Vote for employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote against employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Composition

Attendance:

•	Vote against individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed);

•

For Malaysia, Thailand, and the Philippines, vote against the election of a board-nominated candidate who has attended less that 75 percent of board and key committee meetings over the most recent fiscal year without a satisfactory explanation. For Bangledesh, Pakistan, and Sri Lanka, vote against if he/she attended less than 75 percent of boad meetings[1] without a satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies;

•	The director has served on the board for less than a year; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

In making these recommendations, ISS generally will not recommend against the election of a CEO/president, executive chairman, or founder who is integral to the company.

Accountability

Problematic Audit-Related Practices:

Generally vote against all members of the audit committee up for reelection if:

•	The non-audit fees paid to the auditor are excessive[2]; or

•	The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

[1]

Attendance disclosure for some markets is for board meetings only, others will provide disclosure for both board and committee meetings. See pages 10-12 of the 2017 ISS Asia-Pacific Policy Updates for a comparison chart of attendance disclosure.

[2]

The non-audit fees have constituted more than 50 percent of the total auditor compensation during the fiscal year. ISS will make an exception if the excessive non-audit fees are in relation to special projects or due to unusual circumstances and are not recurring in nature and are unlikely to create conflicts of interest.

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Asia Pacific Region Proxy Voting Guidelines

Governance Failures:

Vote against the election of directors if:

•	The name(s) of the nominee(s) is not disclosed in a timely manner prior to the meeting.

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Classification of Directors

Executive Director

•	Employee or executive of the company or a wholly-owned subsidiary of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a shareholder of the company;

•	Any director who is also an employee or executive of a significant[1] shareholder of the company;

•	Any director who is also an employee or executive of a subsidiary, associate, joint venture, or company that is affiliated with a significant[1] shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[2] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides or has provided (or a relative[3] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in the latest fiscal year in excess of USD 10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[5]);

•	Any director who has a conflicting relationship with the company, including but not limited to cross-directorships with executive directors or the chairman of the company;

•	Relative[3] of a current employee or executive of the company or its affiliates;

•	Relative[3] of a former employee or executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee or executive;

•	Former employee or executive (five-year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[6]

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Asia Pacific Region Proxy Voting Guidelines

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material[2] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	At least 10 percent of the company’s stock, unless market best practice dictates a lower ownership and/or disclosure threshold.
[2]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

[3]

“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[4]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[5]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[6]

For example, in Hong Kong, Singapore and Taiwan, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

Contested Director Elections

•

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

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Asia Pacific Region Proxy Voting Guidelines

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

•

General Recommendation: Generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies as to whether the board is fulfilling its fiduciary duties, as evidenced by:

•

A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal proceedings (either civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets that do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

•	General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

Board Structure

•	General Recommendation: Generally vote for proposals to fix board size.

Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

•	General Recommendation: Generally vote for issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

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Asia Pacific Region Proxy Voting Guidelines

Vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Malaysia:

For companies listed on the Main Market and ACE Market of the Bursa Malaysia Securities Bhd (Exchange), vote for issuance requests without preemptive rights to a maximum of 10 percent of currently issued capital.

For real estate investment trusts (REITs), vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

•	General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

•

General Recommendation: Generally vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

•	General Recommendation: Generally vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

•	General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

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Asia Pacific Region Proxy Voting Guidelines

Preferred Stock

•

General Recommendation: Generally vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Generally vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Generally vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Generally vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

•	General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

•	General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Share Repurchase Plans

•	General Recommendation: Generally vote for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital;

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

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Asia Pacific Region Proxy Voting Guidelines

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, vote against any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

•	General Recommendation: Generally vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

•	General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION

Compensation Plans

•	General Recommendation: Vote compensation plans on a case-by-case basis.

Director Compensation

•	General Recommendation: Generally vote for proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

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Asia Pacific Region Proxy Voting Guidelines

Vote non-executive director compensation proposals that include both cash and share-based components on a case-by-case basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a case-by-case basis.

Generally vote against proposals to introduce retirement benefits for non-executive directors.

5. REORGANIZATIONS/RESTRUCTURINGS

•	General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

6. MERGERS AND ACQUISITIONS

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to make an informed voting decision.

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Asia Pacific Region Proxy Voting Guidelines

7. MISCELLANEOUS AND OTHER PROPOSALS

Expansion of Business Activities

•	General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

•

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director(s) involved in the related-party transaction or against the full board.

Mandatory Takeover Bid Waivers

•	General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

•	General Recommendation: Vote reincorporation proposals on a case-by-case basis.

8. ANTI-TAKEOVER MECHANISMS

•	General Recommendation: Generally vote against all anti-takeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

9. SHAREHOLDER PROPOSALS

•	General Recommendation: Vote shareholder proposals on a case-by-case basis.

Generally vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

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Asia Pacific Region Proxy Voting Guidelines

Generally vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

10. SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

•

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

11. FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES

Foreign private issuers (“FPIs”) are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as FPIs, will be subject to the following policy:

•

General Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

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Asia Pacific Region Proxy Voting Guidelines

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS’ Asia-Pacific Regional Proxy Voting Guidelines.

All other voting items will be evaluated using the relevant ISS regional or market proxy voting guidelines.

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Asia Pacific Region Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Hong Kong

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2019

Published December 6, 2018

Hong Kong Proxy Voting Guidelines

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Hong Kong Proxy Voting Guidelines

1. OVERVIEW

Hong Kong companies are required to present the summary of its financial report within four months after the end of the financial year. Public companies must hold their AGM within a period of 15 months from the last convened AGM. The following resolutions are commonly seen at a shareholder meeting:

•	Approval of financial statements and statutory reports;

•	Dividend distribution;

•	Election of directors;

•	Approval of remuneration of directors;

•	Election of supervisors;

•	Auditor appointment and approval of auditor remuneration;

•	Capital raising requests;

•	Compensation proposals.

Other items that may be submitted for shareholder approval include:

•	Related-party transactions;

•	Amendments to articles of associations;

•	Debt issuance requests;

•	Provision of guarantees;

•	Mergers and acquisitions.

Policies in this document are presented in the order that generally appears on the ballot.

2. OPERATIONAL ITEMS

Approval of Financial Statements and Statutory Reports

•	General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Dividend Distribution

•	General Recommendation: Generally vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

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Hong Kong Proxy Voting Guidelines

3. BOARD OF DIRECTORS

The SEHK listing rules require that at least three independent non-executive directors be appointed to boards of listed companies or at least one-third of the board be independent, whichever is higher. Companies are likewise required to form audit committees composed entirely of non-executive directors, a majority of whom including the chairman must be independent. The committee must have at least one independent director with appropriate professional qualifications or accounting or related financial management expertise. The establishment of a remuneration committee is also required in Hong Kong, and the committee must be majority independent, including the chairman. Insiders are allowed to serve on the remuneration committee so long as the committee is majority independent. Companies listed in Hong Kong must also establish a nomination committee, or explain the reasons of noncompliance. The nomination committee must comprise of a majority of independent directors, and must be chaired by either an independent director or the chairman of the board.

Voting for Director Nominees in Uncontested Elections

•	General Recommendation: Generally vote for the re/election of directors, unless:

Independence:

•	The nominee has been a partner of the company’s auditor within the last three years, and serves on the audit committee;

•	Any non-independent director nominees where the board is less than one-third independent under ISS’ classification of directors.

•	The nominee is an executive director serving on the audit committee;

•	The nominee is an executive director serving on the remuneration committee or nomination committee, and the committee is not majority independent;

•

The nominee is a non-independent director serving as the chairman of the audit committee, remuneration committee, and/or nomination committee (except for a non-independent director serving as chairman of the nomination committee who also serves as the chairman of the board).

When the board does not have a formal audit committee, remuneration committee, and/or nomination committee, vote against if:

•	The nominee is an executive director and the board is not majority independent;

•	The nominee is a non-independent chairman of the board.

Under the ISS Classification of Directors, an independent non-executive director shall be considered non-independent if such director serves as a director for more than nine years, if the company fails to disclose the reasons why such director should still be considered independent, or where such reasons raise concerns regarding the director’s true level of independence.

Composition:

•

The nominee has attended less than 75 percent of board and key committee meetings over the most recent fiscal year, without a satisfactory explanation. The calculation of director attendance will not include meetings attended by alternate directors. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies;

•	The director has served on the board for less than a year; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

•	The nominee sits on more than six[1] public company boards.

[1]

A commitment to reduce the number of boards to six or fewer by the next annual meeting will be considered. The commitment would need to be disclosed prior to the AGM in the relevant meeting materials, such as the meeting notice, circular, or annual report.

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Hong Kong Proxy Voting Guidelines

In making any of the above recommendations on the election of directors, ISS generally will not recommend against the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Accountability:

Problematic Audit-Related Practices

Generally vote against all members of the audit committee2 up for reelection if:

•	The non-audit fees paid to the auditor are excessive; or

•	The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

Governance Failures

Under extraordinary circumstances, vote against or withhold from individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[2]	Except for directors newly-appointed to the committee or who served on the committee for a partial year, who are considered on a case-by-case basis.

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Hong Kong Proxy Voting Guidelines

Classification of Directors

Executive Director

•	Employee or executive of the company or a wholly-owned subsidiary of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a shareholder of the company;

•	Any director who is also an employee or executive of a significant[1] shareholder of the company;

•	Any director who is also an employee or executive of a subsidiary, associate, joint venture, or company that is affiliated with a significant[1] shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[2] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides or has provided (or a relative[3] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in the latest fiscal year in excess of USD 10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[5]);

•	Any director who has a conflicting relationship with the company, including but not limited to cross-directorships with executive directors or the chairman of the company;

•	Relative[3] of a current employee or executive of the company or its affiliates;

•	Relative[3] of a former employee or executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee or executive;

•	Former employee or executive (five-year cooling off period);

•

Directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material[2] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	At least 10 percent of the company’s stock, unless market best practice dictates a lower ownership and/or disclosure threshold.

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Hong Kong Proxy Voting Guidelines

[2]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

[3]

“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[4]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[5]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

Voting for Director Nominees in Contested Elections

•

General Recommendation: Vote case-by-case on the election of directors in contested elections, including election of shareholder nominees or the dismissal of incumbent directors. For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers

•	Strategy of the incumbents versus the dissidents

•	Independence of directors/nominees

•	Experience and skills of board candidates

•	Governance profile of the company

•	Evidence of management entrenchment

•	Responsiveness to shareholders

•	Whether a takeover offer has been rebuffed

When analyzing proxy contests/shareholder nominees, ISS focuses on two central questions:

(1)	Have the dissidents proved that board change is warranted? and

(2)	If so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

It is not, however, uncommon in China and Hong Kong for a major shareholder to propose shareholder nominees. While these candidates are technically shareholder nominees, they are usually presented with consent of and often at the request of management. ISS treats the election of these shareholder nominees as uncontested director election unless there is an indication of director contest.

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Hong Kong Proxy Voting Guidelines

4. BOARD OF SUPERVISORS

Company Law of China requires companies incorporated in the country to establish a supervisory board, and this board should consist of at least three members, with no less than one-third representing mass employees. These employee representatives are elected by employees and are not subject to shareholder approval in general meetings. Directors and senior executives are prohibited from serving as supervisors.

These supervisory boards are charged with overseeing company finances and supervising the conduct of directors and senior executives, with supervisors typically nominated by major shareholders of the company.

Election of Supervisors

•	General Recommendation: Generally vote for such candidates unless:

•	He or she is a senior executive or director of the company;

•	He or she has been a partner of the company’s auditor within the last three years; or

•	There are concerns about the performance or conduct of an individual candidate.

5. REMUNERATION

Director Fees

•	General Recommendation: Generally vote for resolutions regarding directors’ fees unless they are excessive relative to fees paid by other companies of similar size.

Equity Compensation Plans

•	General Recommendation: Generally vote for an equity-based compensation plan unless:

•

The maximum dilution level for the scheme, together with all outstanding schemes, exceeds 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels for all outstanding schemes of up to 10 percent if each individual plan includes other positive features such as challenging performance criteria and meaningful vesting periods as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value. In addition, ISS will support a plan’s dilution limit that exceeds these thresholds if the annual grant limit under all plans is 0.5 percent or less for a mature company (1 percent or less for a mature company with clearly disclosed performance criteria) and 1 percent or less for a growth company.

•	The plan permits options to be issued with an exercise price at a discount to the current market price; or

•	Directors eligible to receive options or awards under the scheme are involved in the administration of the scheme and the administrator has the discretion over their awards.

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Hong Kong Proxy Voting Guidelines

A-share Stock Option Schemes and Performance Share Schemes

•	General Recommendation: Vote against a stock option and/or performance share scheme if:

•

Pricing basis—The plan permits the exercise price of the stock options and/or grant price of the performance shares[3] to be set at an unreasonable price[4] compared to the market price without sufficient justification;

•

Dilution—The maximum dilution level for the scheme exceeds 10 percent of issued capital; or ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value;

•

Performance benchmark—The scheme is proposed in the second half of the year and the measurement of the company’s financial performance starts from the same year. The rationale is that the company’s financial performance has been largely determined for that particular year and thus by linking the vesting conditions of part of the options and/or performance shares to that year’s financial performance, the company is providing incentives for the period of the second half only, which can either be too aggressive (if the target is far out of reach) or too insufficient (i.e., the target has already been reached); or

•	Incentive plan administration—Directors eligible to receive options and/or performance shares under the scheme are involved in the administration of the scheme.

Employee Stock Purchase Plans

•	General Recommendation: Generally vote for employee stock purchase plans (ESPPs) unless any of the following applies:

•	The total stock allocated to the ESPP exceeds 10 percent of the company’s total shares outstanding at any given time;

•	The share purchase price is less than 90 percent of the market price[5] when the share purchase is conducted solely through private placement;

•	The company’s significant shareholders (i.e. individuals with 5 percent or more of beneficial ownership of the company) are involved as plan participants;

•	The ESPP is proposed in connection with an equity financing scheme which does not warrant shareholder support; or

•	The ESPP contains any other terms that are deemed disadvantageous to shareholders.

[3]

Performance share, termed as “restricted stock” literally in Chinese by companies incorporated in China, is a type of stock award that is commonly granted as a performance-based incentive in the market. The shares issued under such performance share plans are immediately locked after issuance, and will only be vested upon completion of certain performance conditions.

[4]	The Administrative Measures on the Equity-based Incentive Schemes of Listed Companies recommends the following pricing basis:

•

Performance share grant price—the higher of 50 percent of the two: 1) the average trading price one day before the announcement day; 2) the average trading price 20, 60, or 120 days before the announcement day.

•	Stock option exercise price—the higher of the two: 1) the average trading price one day before the announcement day; 2) the average trading price 20, 60, or 120 days before the announcement day.

[5]	Calculated as the average trading price 20 trading days prior to the announcement, pursuant to the CSRC’s guidelines on private placements

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Hong Kong Proxy Voting Guidelines

6. AUDIT

•	General Recommendation: Vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditor is being changed without explanation; or

•	The non-audit fees exceed half the total fees paid to the external auditor in the latest fiscal year without satisfactory explanation.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during the most recent fiscal year, ISS will ordinarily not recommend support for the reappointment of the audit firm. In circumstances where non-audit fees include fees related to significant one-time transactional fees that were accrued due to special projects or capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees for purposes of determining whether non-audit fees are excessive.

7. SHARE ISSUANCE REQUESTS

General Issuance Mandate

•	General Recommendation: Generally vote for the general share issuance mandate for companies that:

•	Limit the issuance request to 10 percent or less of the relevant class of issued share capital;

•	Limit the discount to 10 percent of the market price of shares (rather than the maximum 20 percent permitted by the Listing Rules); and

•

Have no history of renewing the general issuance mandate several times within a period of one year which may result in the share issuance limit exceeding 10 percent of the relevant class of issued share capital within the 12 month period.

Discussion

Hong Kong companies routinely seek shareholder approval to authorize their boards to:

•	Issue shares up to 20 percent of existing capital without preemptive rights (General Issuance Mandate);

•	Repurchase shares of up to 10 percent of issued capital (Repurchase Mandate); and

•	Reissue repurchased shares by extending the General Issuance Mandate to include the number of shares repurchased (Share Reissuance Mandate).

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Hong Kong Proxy Voting Guidelines

This section deals with the General Issuance Mandate, while the other two mandates are discussed below. The interrelationship between the three items is, however, extremely important because the Share Reissuance Mandate extends the board’s authority to issue shares without preemptive rights from 20 percent to 30 percent, assuming a 20 percent request has been made under the General Issuance Mandate.

Hong Kong companies routinely ask shareholders to grant the board of directors a “general mandate to issue shares” without preemptive rights, at least once every year. This mandate, pursuant to the Listing Rules, allows companies to issue shares of up to 20 percent of issued capital without preemptive rights at a discount to market prices of up to 20 percent (or more under special circumstances). This is a routine item on AGM agendas, but companies can also seek to renew (or “refresh”) the share issuance amount at an EGM later in the year. The authority is limited to one year or the next general meeting, as revoked or renewed by shareholders.

Share Repurchase Plans (Repurchase Mandate)

•	General Recommendation: Generally vote for resolutions seeking for share repurchase mandate.

Discussion

The Hong Kong Code on Share Repurchases, enacted in 1991, made stock repurchases legal under specific guidelines. Companies usually request the authority under the title “General Mandate to Repurchase Shares,” and the authority lasts for one year or until the next shareholder meeting. Repurchase programs are limited to 10 percent of the company’s outstanding capital on the date the authority is granted. In addition, the funds to make the repurchases should be obtained from reserves established or authorized for this purpose. Companies are allowed to purchase ordinary shares or warrants on the open market through brokers, but purchases cannot knowingly be made from specific individuals or shareholders. Repurchased shares must be destroyed and removed from the company’s issued capital. In some cases, however, the company seeks separate authority to reissue the shares repurchased over and above the General Issuance Mandate (see “Share Reissuance Mandate,” below).

Reissuance of Shares Repurchased (Share Reissuance Mandate)

•	General Recommendation: Generally vote for the share reissuance mandate for companies that:

•	Limit the aggregate issuance request—that is, for the general issuance mandate and the share reissuance mandate combined—to 10 percent or less of the relevant class of issued share capital;

•	Limit the discount to 10 percent of the market price of shares (rather than the maximum 20 percent permitted by the Listing Rules); and

•	Have no history of renewing the general issuance mandate several times within a period of one year.

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Hong Kong Proxy Voting Guidelines

Discussion

Companies may request board authorization to reissue any shares repurchased during the year under the Repurchase Mandate without limiting the General Issuance Mandate. This is known as the Share Reissuance Mandate. This authority is limited to shares repurchased in a given year and is thus limited to the maximum 10 percent allowed under the Repurchase Mandate. It is valid for one year. The Share Reissuance Mandate extends the board’s authority to issue shares without preemptive rights from 20 percent to 30 percent, assuming that a 20 percent request has been made under the General Issuance Mandate.

The Share Reissuance Mandate gives the board power to issue shares on the same terms and conditions (for example, in relation to discount to market price) as exist under the General Issuance Mandate.

A-share Private Placement Issuance Requests

•	General Recommendation: Vote case-by-case on share issuance requests, with reference to the identity of the placees, the use of proceeds, and the company’s past share issuance requests.

Discussion

Share issuance requests allow companies to issue shares to raise funds for general financing purposes. In the Measures for the Administration of the Issuance of Securities by Listed Companies 2006 and the Detailed Rules for Private Placement by Listed Companies, the China Securities Regulatory Commission (CSRC) stipulates the following regarding public rights offerings:

•	The number of new shares issued via a public rights offering shall not exceed 30 percent of the number of shares already issued; and

•

A successful rights offering shall have a subscription rate of no less than 70 percent. The controlling shareholder is required to make a public commitment to indicate the number of rights to which it will subscribe.

In the Chinese market, the rights issued are non-renounceable rights, which are not transferable and cannot be traded in the open market. The trading of rights issued in the A-share market was terminated by the CSRC in June 1996. Investors therefore could not sell their entitlements for a cash value to, in turn, compensate for the losses in their percentage of ownership should they decide not to exercise the rights entitlements.

Further, given the high level of retail investors’ participation in the market, a portion of the rights issued are often left unexercised due to the lack of awareness of these investors, resulting in increased control by the controlling shareholder at a steep discount via the public rights offering.

The Detailed Rules for Private Placement by Listed Companies stipulates the following regarding share private placements:

•	Share issuances via a private placement shall be issued to not more than 10 specific parties;

•	The share issue price for a private placement shall not be lower than 90 percent of the average trading price of the company’s A shares 20 trading days prior to the first day of the issuance period;

•	The lock-up period of the shares shall be 12 months for unaffiliated investors and 36 months for the controlling shareholder and actual controlling person of the company;

•	A cooling-off period of at least 18 months from the last share issuance should be in place;

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Hong Kong Proxy Voting Guidelines

•	The resulting dilution from a private share placement should be capped at 20 percent of the company’s total shares outstanding prior to the share issuance.

Chinese companies do not ask for general mandates to issue shares to third parties, rather they seek shareholder approval for a specific issuance.

8. RELATED-PARTY TRANSACTIONS

ISS assesses related-party transactions on a case-by-case basis. However, all analyses are conducted from the point of view of long-term shareholder value for the company’s existing shareholders.

As with many Asian markets, two types of related-party transactions are commonly seen in Hong Kong—the non-recurring transaction and the recurring service provision agreement. Commonly seen related-party transactions include (but are not limited to):

•	Transactions involving the sale or purchase of goods;

•	Transactions involving the sale or purchase of property and/or assets;

•	Transactions involving the lease of property and/or assets;

•	Transactions involving the provision or receipt of services or leases;

•	Transactions involving the transfer of intangible items (e.g., research and development, trademarks, license agreements);

•	Transactions involving the provision, receipt, or guarantee of financial services (including loans and deposit services);

•	Transactions involving the assumption of financial/operating obligations;

•	Transactions that include the subscription for debt/equity issuances; and

•	Transactions that involve the establishment of joint-venture entities.

Group Finance Companies

•	General Recommendation: Vote against requests to deposit monies with a group finance company.

Discussion

It is not uncommon for large Chinese companies listed in Hong Kong to establish group finance companies (GFC) as an internal agent to accept deposits from, and make loans to, group companies. Shareholder approval is typically required when the company makes deposits to, obtains loans from, and/or receives other forms of financial services from a GFC.

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Hong Kong Proxy Voting Guidelines

9. AMENDMENTS TO ARTICLES OF ASSOCIATION/COMPANY BYLAWS

Articles and Bye-law Amendments

•	General Recommendation: Vote case-by-case on proposed amendments to the Articles and Bye-Laws based on the details of the proposed amendments provided by the company.

In the absence of adequate information that would specify the details of proposed amendments, generally vote against:

•	The proposed amendments;

•	The adoption of new Articles of Association; or

•	The replacement of the current constitutional document.

Vote case-by-case on the adoption of new constitutional document with no previous reference.

Communist Party Committee

•

General Recommendation: Generally vote against proposals for article and/or bylaw amendments regarding Party Committees where the proposed amendments lack transparency or are not considered to adequately provide for accountability and transparency to shareholders.

Discussion

Driven by the corporate reforms initiated by the China Communist Party, the regulatory enforcements to legitimize the existence of a Communist Party Committee or to establish one in state-owned enterprises (SOEs) have prompted listed SOEs to amend their articles, while non-SOEs have begun to follow suit. Such committees’ members are not necessarily directors elected by shareholders, nor are they carrying out their duties as transparently as any board members or held accountable to shareholders. However, whilst no regulations explicitly grant the Party Committee the authority to override a company’s board of directors, many proposals have included provisions that will modify the board representation and allow the Party Committee to assert disproportionate influence over the board. These issues raise governance concerns. Given that most companies neither delineate the responsibilities of the Party Committee from those of the board of directors or its key committees, nor specify clearly the actual interaction between the two when making material decisions, a more stringent approach is requested by institutional investors and market participants, including issuers, in general.

10. CAPITAL

Debt Issuance Requests

•	General Recommendation: Vote case-by-case on non-convertible debt issuance requests, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity-issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

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Hong Kong Proxy Voting Guidelines

In evaluating debt-related proposals, the following factors will be considered:

•	Rationale/use of proceeds—Why does the company need additional capital? How will that capital be used?

•

Terms of the debts—Are the debt instruments convertible into equity? What are the interest rate and maturity dates? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

•	Size—At a minimum, the size of the debt issuance/potential borrowing should be disclosed.

•	The company’s financial position—What is the company’s current leverage and how does that compare to its peers?

•

The risk of non-approval—What might happen if the proposal is not approved? Are there any alternative sources of funding? Could the company continue to fund its operations? Would it hinder the company’s ability to realize opportunities?

A distinction will be made between a specific debt issuance or pledging of assets, and authority to issue or increase debt; as in the case of specific equity issuances and requests for authority to issue equity. For specific debt issuances or pledging of assets, while the above factors will be examined, in general a vote for these proposals will be warranted if:

•	The size of the debt being requested is disclosed;

•	A credible reason for the need for additional funding is provided;

•	Details regarding the assets to be pledged are disclosed (for specific asset pledge proposals); and

•	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

So long as the proposal meets the above conditions, a vote for will be warranted even if the company has a high level of debt or the proposed issuance could result in a large increase in debt. An against vote will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

Where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

•	The proposed maximum amount is more than twice the company’s total debt;

•	It could result in the company’s debt-to-equity ratio exceeding 300 percent (for non-financial companies); and

•	The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

When the above conditions are met, the proposed increase in debt may be considered excessive, and thus, the proposal may warrant an against vote. If we do not have data regarding the normal level of debt in that particular industry or market, only the company-specific information will be considered.

Adjustments of Conversion Price of Outstanding A-share Convertible Bonds

•

General Recommendation: Generally vote against the downward adjustment of the conversion price of A-share convertible bonds unless the proposed adjusted conversion price is deemed reasonable given the company’s justification; and the company is under extraordinary circumstances, such as liquidation or debt restructuring process due to financial distress.

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Hong Kong Proxy Voting Guidelines

Pledging of Assets for Debt

•	General Recommendation: Vote for proposals to approve the specific pledging of assets for debt if:

•	The size of the debt being requested is disclosed;

•	A credible reason for the need for additional funding is provided;

•	Details regarding the assets to be pledged are disclosed; and

•	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

For proposals seeking a general authority to pledge assets for debt, the specific assets to be pledged need not be disclosed. However, in such cases, the authority should be limited such that it would not result in an excessive increase in debt. If the proposal grants excessive authority to the board or management, a vote against will be recommended.

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance, the company’s overall debt level, and the company’s justification for the pledging of assets.

ISS will issue vote recommendations against specific requests to pledge an asset in cases where no information regarding the size of the debt to be raised is disclosed, no credible explanation for the need of funding is provided, no details regarding the assets to be pledged are disclosed, or in extreme cases where shareholders’ rights and economic interests could be negatively affected.

Increase in Borrowing Powers

•	General Recommendation: Vote for proposals to approve increases in a company’s borrowing powers if:

•	The size of the debt being requested is disclosed;

•	A credible reason for the need for additional funding is provided;

•	The potential increase in debt is not excessive; and

•	There are no significant causes for shareholder concerns regarding the terms and conditions of the debt.

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board’s ability to borrow money is often fixed in a company’s articles, and shareholder approval to change this limit is therefore legally required. ISS’ analysis of borrowing power increase requests takes into account management’s stated need for the increase, the size of the increase, and the company’s current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If no information regarding the limit on the borrowing power is disclosed, no credible explanation for the need of funding is provided, or an increase is excessive considering the company’s debt level as well as normal levels of debt in its industry or market, ISS recommends opposing the request.

Loan Guarantee Requests

Chinese companies listed in Hong Kong often provide loan guarantees for subsidiaries, affiliates, and related parties.

•	General Recommendation: Loan guarantee requests will be evaluated on a case-by-case basis. Generally vote against the provision of a guarantee where:

•	The identity of the entity receiving the guarantee is not disclosed;

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Hong Kong Proxy Voting Guidelines

•	The guarantee is being provided to a director, executive, parent company, or affiliated entities where the company has no direct or indirect equity ownership; or

•

The guarantee is provided to an entity in which the company’s ownership stake is less than 75 percent; and such guarantee is not proportionate to the company’s equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote for such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

11. MERGERS & ACQUISITIONS

•	General Recommendation: Vote case-by-case on mergers and acquisitions, taking into consideration of following factors:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process—Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance—Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

12. SOCIAL AND ENVIRONMENTAL ISSUES

Issues covered under the policy involve a wide range of topics, including consumer and product safety, environment and energy, labour covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

•

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

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Hong Kong Proxy Voting Guidelines

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Hong Kong Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

The Global Leader In Corporate Governance

www.issgovernance.com

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Japan

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2019

Published December 6, 2018

Japan Proxy Voting Guidelines

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Japan Proxy Voting Guidelines

5. SHARE REPURCHASE PLANS	11

6. TAKEOVER DEFENSE PLANS (POISON PILLS)	11

7. MERGERS & ACQUISITIONS, THIRD-PARTY SHARE ISSUANCES (PRIVATE PLACEMENTS)	12

8. SHAREHOLDER PROPOSALS	12

9. SOCIAL/ENVIRONMENTAL ISSUES	13

Global Approach	13

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Japan Proxy Voting Guidelines

1. ROUTINE/MISCELLANEOUS

Approval of Financial Statements

•	General Recommendation: Generally vote for the approval of financial statements, unless:

•	External auditor expressed no opinion, or raised concerns; or

•	Statutory auditors/audit committee raised concerns; or

•	There are concerns about the financial statements presented or audit procedures used

Income Allocation

•	General Recommendation: Generally vote for approval of income allocation, unless:

•	Payout ratio is consistently low without adequate justification; or

•	Payout ratio is too high, potentially damaging financial health.

Election of Statutory Auditors

•	General Recommendation: Generally vote for the election of statutory auditors, unless:

•	The outside statutory auditor nominee is regarded as non-independent based on ISS independence criteria for Japan; or

•	The outside statutory nominee attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review; or

•	The statutory auditor is judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

•

Egregious actions related to a statutory auditor’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Audit Firm Appointments

•	General Recommendation: Generally vote for the appointment of audit firms, unless there are serious concerns related to changing auditors.

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Japan Proxy Voting Guidelines

2. ELECTION OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

•

General Recommendation: ISS has three policies for director elections in Japan: one for companies with a statutory auditor board structure, one for companies with a U.S.-type three committee structure, and one for companies with a board with audit committee structure[1].

1.	At companies with a statutory auditory structure: vote for the election of directors, except:

•

Top executive(s)[2] at a company that has underperformed in terms of capital efficiency (i.e., when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years)[3], unless an improvement[4] is observed;

•	Top executive(s) if the board, after the shareholder meeting, will not include at least two outside directors;

•

Top executive(s) at a company that has a controlling shareholder, where the board, after the shareholder meeting, will not include at least two independent directors based on ISS independence criteria for Japan;

•	An outside director nominee who attended less than 75 percent of board meetings during the year under review[5]; or

•

Top executive(s) who are responsible for not implementing a shareholder proposal which has received a majority[6] of votes cast, or not putting a similar proposal on the ballot as a management proposal the following year (with a management recommendation of for), when that proposal is deemed to be in the interest of independent shareholders.

2.	At companies with a U.S.-type three committee structure: (In addition to the guidelines for companies with a statutory auditor structure) vote for the election of directors, except:

•	Where an outside director nominee is regarded as non-independent based on ISS independence criteria for Japan, and the board, after the shareholder meeting, is not majority independent;

•	Top executive(s) if at least one-third of the board members, after the shareholder meeting, will not be outside directors; or

[1]

The director election policy for companies with a board with audit committee structure will be applied to the election of executive directors and supervisory directors at real estate investment trusts (REITs), to the extent that the information necessary to apply the policy is disclosed.

[2]

In most cases, the top executive will be the “shacho” (president). However, there are companies where the decision-making authority also rests with the “kaicho” (executive chairman) or “daihyo torishimariyaku” (representative director).

[3]

Exceptions may be considered for cases such as where the top executive has newly joined the company in connection with a bailout or restructuring. This policy will not be applied to companies which have been public for less than five years.

[4]	Improvement is defined as ROE of five percent or greater for the most recent fiscal year.
[5]

The attendance of inside directors is not disclosed in Japan. For companies with a three committee structure and companies with an audit committee structure, ISS will require attendance of 75 percent or more of audit committee meetings as well as 75 percent or more of board meetings.

[6]	Many Japanese shareholder proposals are submitted as article amendments, which require supermajority support in order to pass.

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Japan Proxy Voting Guidelines

•

Where the company has a controlling shareholder, a director nominee sits on the nomination committee and is an insider, or non-independent outsider, when the board, after the shareholder meeting, does not include at least two independent directors based on ISS independence criteria for Japan.

3.	At companies with a board with audit committee structure: (In addition to the guidelines for companies with a statutory auditor structure) vote for the election of directors, except:

•	Where an outside director nominee who is also nominated as an audit committee member[7] is regarded as non-independent based on ISS independence criteria for Japan; or

•	Top executive(s) if at least one-third of the board members, after the shareholder meeting, will not be outside directors.

Regardless of governance structure, under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Requirement for multiple outsiders

Corporate governance in Japan has long been criticized for lack of outside director oversight, which has led boards to take shareholder-unfriendly actions such as hoarding cash, tying up assets in cross-shareholdings and other unproductive investments, and resisting value-enhancing transactions. However, the situation has improved in recent years. Japan’s Corporate Governance Code (which went into effect in June 2015) encourages companies to appoint at least two independent outside directors based on the independence criteria developed by the Tokyo Stock Exchange.

In addition, the corporate law now requires companies without any outside directors to explain why the appointment of outside directors is inappropriate. As a result of these regulatory changes, there is a noticeable trend of accepting outside oversight. ISS data as of the end of June 2017 shows that 85 percent of companies already have at least two outside directors. The policy on board composition is expected to further accelerate the trend to improve Japanese corporate governance.

ISS Independence criteria for Japan

Those outside director candidates falling into any of the following categories should be regarded as non-independent:

•	Individuals who work or worked at major shareholders of the company in question;

•	Individuals who work or worked at main lenders/banks to the company in question;

•	Individuals who work or worked at the lead underwriter(s) of the company in question;

•	Individuals who work or worked at business partners of the company in question and the transaction value is material from the recipient’s perspective or is not disclosed;

[7]	Outside director nominees who are not nominated as audit committee members are not subject to this policy.

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Japan Proxy Voting Guidelines

•	Individuals who worked at the company’s audit firm;

•	Individuals who offer or offered professional services such as legal advice, financial advice, tax advice or consulting services to the company in question;

•	Individuals who have a relative(s) working at the company in question; or

•	Individuals who work or worked at companies whose shares are held by the company in question as “cross-shareholdings[8].”

Voting on Director Nominees in Contested Elections

•	General Recommendation: Vote case-by-case on the election of management and shareholder nominees in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the contentious situation;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident(s) and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

These factors will be considered whether the combined number of management and shareholder nominees exceeds the number of available board seats, or whether there are sufficient open seats that all management and shareholder nominees could be elected. In the latter case, the election will still be treated as “contested” if management opposes the election of the shareholder nominees.

3. ARTICLE AMENDMENTS

Amendments are nearly always bundled together as a single voting resolution, and ISS’ general approach is to oppose article amendments as a whole when they include changes ISS opposes. The following are some of the most common or significant types of changes to articles.

Expansion of business activities

•

General Recommendation: Generally vote for an expansion of business activities, unless a company has performed poorly for several years and seeks business expansion into a risky enterprise unrelated to its core business.

Adoption of a U.S.-style three committee board structure

•	General Recommendation: Generally vote for the adoption of a U.S. style, three-committee board structure.

[8]

Traditionally, Japanese companies have often held shares of other companies for reasons other than pure investment purposes, for instance, in order to strengthen a business relationship. Cross-shareholdings here refer not only to mutual shareholdings but also unilateral holdings. Note: In order to give companies time to revisit the rationale of holding such shares, this criteria won’t be implemented until February 2020.

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Japan Proxy Voting Guidelines

Adoption of a board with audit committee structure

•

General Recommendation: Generally vote for an article amendment to adopt a board with audit committee structure. However, if the adoption of the new governance structure would eliminate shareholders’ ability to submit shareholder proposals on income allocation, vote against the article amendments. Vote case-by-case if the board currently has a three-committee structure.

Increase in authorized capital

•	General Recommendation: Generally vote case-by-case on this request if the company explicitly provides reasons for the increase.

If the company does not provide reasons for the increase, generally vote for proposals to increase authorized capital, unless:

•	The increase in authorized capital exceeds 100 percent of the currently authorized capital; or

•	The increase leaves the company with less than 30 percent of the proposed authorized capital outstanding; or

•	The increase is intended for a poison pill, which ISS opposes.

Creation/modification of preferred shares/class shares

•	General Recommendation: Generally vote case-by-case on this request.

Repurchase of shares at board’s discretion

•	General Recommendation: Vote case-by-case on article amendments to give the board discretionary authority over share repurchases, taking into account the company’s:

•	Balance sheet conditions;

•	Capital efficiency and return on equity;

•	Past share buybacks and dividend payouts;

•	Board composition;

•	Shareholding structure; and

•	Other relevant factors.

Generally vote against these amendments if shareholders will lose the ability to submit shareholder proposals on share repurchases.

Allow company to make rules governing the exercise of shareholders’ rights

•	General Recommendation: Generally vote against this change.

Limit rights of odd shareholders

•	General Recommendation: Generally vote for this change.

Lower quorum requirement

•	General Recommendation: Generally vote against this proposal.

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Japan Proxy Voting Guidelines

Amendments related to takeover defenses

•	General Recommendation: Generally vote for this proposal, unless ISS opposes or has opposed the poison pill proposal by itself.

Decrease in maximum board size

•

General Recommendation: Generally vote for this proposal, unless the decrease eliminates all vacant seats, leaving no flexibility to add shareholder nominees or other outsiders to the board without removing an incumbent director.

Supermajority vote requirement to remove a director

•	General Recommendation: Generally vote against proposals seeking a supermajority requirement to remove a director.

Reduce directors’ term in office from two years to one year

•	General Recommendation: Generally vote for proposals to reduce a director’s term to one year.

Remove language preventing classification of board

•	General Recommendation: Generally vote against proposals seeking to remove language preventing classified boards.

Creation of Advisory Positions (Sodanyaku or Komon)

•

General Recommendation: Generally vote against amendments to articles of incorporation to create new advisory positions such as “sodanyaku” or “komon,” unless the advisors will serve on the board of directors and thus be accountable to shareholders.

Limitations of liability for directors/statutory auditors

•	General Recommendation: Generally vote for this proposal.

Limitations of liability for external auditors

•	General Recommendation: Generally vote against proposals limiting liability for external auditors.

Payment of dividends at the board’s discretion

•

General Recommendation: Generally vote against proposals allowing the board to pay dividends at its discretion. However, if the company employs board with committee structure and the proposal would not eliminate shareholders’ ability to submit shareholder proposals on income allocation, vote for the article amendments.

Management buyout related amendments

•	General Recommendation: Generally vote case-by-case on management related buyout amendments.

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Japan Proxy Voting Guidelines

4. COMPENSATION

Annual Bonuses for Directors/Statutory Auditors

•	General Recommendation: Vote for approval of annual bonuses, unless recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

Retirement Bonuses

•	General Recommendation: Generally vote for approval of retirement bonuses, unless:

•	Recipients include outsiders[9]; or

•	Neither the individual payments nor the aggregate amount of the payments is disclosed; or

•	Recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

Special Payments in Connection with Abolition of Retirement Bonus System

•	General Recommendation: Generally vote for approval of special payments in connection with abolition of retirement bonus system, unless:

•	Recipients include outsiders[9]; or

•	Neither the individual payments nor the aggregate amount of the payments is disclosed; or

•	Recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

Stock Option Plans/Deep-Discounted Stock Option Plans

Stock Option Plans

•	General Recommendation: Generally vote for approval of stock option plans, unless:

•	Total dilution from proposed plan(s) and previous option plans exceeds 5 percent for mature companies, or 10 percent for growth companies; or;

•	Recipients include individuals who are not in a position to affect the company’s stock price, including employees of business partners or unspecified “collaborators;” or

•	The maximum number of options that can be issued per year is not disclosed.

Deep-Discounted Stock Option Plans

•	General Recommendation: Generally vote for approval of deep-discounted stock option plans[10], unless:

•	Total dilution from proposed plan(s) and previous option plans exceeds 5 percent for mature companies, or 10 percent for growth companies; or

•	Recipients include individuals who are not in a position to affect the company’s stock price, including employees of business partners or unspecified “collaborators;” or

[9]	However, in rare occasions, ISS may support payment to outsiders on a case-by-case basis, if the individual amount is disclosed and not excessive.
[10]

The same policy will be applied for “trust type” equity compensation plans, restricted stock plans, performance share plans, and other types of equity compensation plans which have similar economic effect as deep-discounted stock option plans.

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Japan Proxy Voting Guidelines

•	The maximum number of options that can be issued per year is not disclosed; or

•	No specific performance hurdles are specified (However, if the vesting period before exercise lasts for at least three years, this policy may not apply).

Director Compensation Ceiling

•	General Recommendation: Generally vote for proposals seeking to increase director fees, if:

•	The specific reason(s) for the increase are explained; or

•	The company is introducing or increasing a ceiling for performance-based compensation.

Vote case-by-case on proposals seeking to increase director fees, taking into account the company’s stock price performance and capital efficiency if:

•	The proposals are intended to increase fixed cash compensation or do not specify whether it is fixed or performance-based compensation which will be increased.

Generally vote against proposals seeking to increase director fees if there are serious concerns about corporate malfeasance.

Statutory Auditor Compensation Ceiling

•

General Recommendation: Generally vote for proposals seeking to increase statutory auditor compensation ceiling, unless statutory auditors are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

5. SHA RE REPURCHASE PLANS

•	General Recommendation: Vote for the share repurchase plans, unless:

•	The proposed repurchase plan exceeds 10 percent of issued share capital without explanation; or

•	There are serious concerns about a possible adverse impact on shareholder value.

6. TAKEOVER DEFENSE PLANS (POISON PILLS)

•	General Recommendation: Generally vote against the approval of takeover defense plans (poison pills), unless: (Necessary conditions)

•	Independent directors who meet ISS guidelines on attendance comprise at least 1/3 of the board after the shareholder meeting;

•	The number of independent directors who meet ISS guidelines on attendance is at least two after the shareholder meeting;

•	The directors are subject to annual elections;

•	The bid evaluation committee is composed entirely of independent directors, or independent statutory auditors, who meet ISS guidelines on attendance;

•	The trigger threshold is set at no less than 20 percent of shares outstanding;

•	The duration of the poison pill does not exceed three years;

•

There are no other protective or entrenchment tools that can serve as takeover defenses, including blocking stakes held by management-friendly shareholders, or setting the maximum board size to the actual board size to eliminate vacant seats, or tightening of procedures for removing a director from office;

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Japan Proxy Voting Guidelines

•

The company posts its proxy circular on the stock exchange website at least four weeks prior to the meeting, to give shareholders sufficient time to study the details of the proposal and question management about them; and

•	The pill’s total duration[11] does not exceed three years.

(Second stage of analysis, to be applied only when all necessary conditions are met)

•

The company has disclosed in its proxy circular specific, credible steps it is taking to address the vulnerability to a takeover by enhancing shareholder value, and explained how the temporary protection afforded by the pill will help accomplish this goal.

7. MERGERS & ACQUISITIONS, THIRD-PARTY SHARE ISSUANCES (PRIVATE PLACEMENTS)

For every M&A and Third-Party Placement analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	General Recommendation: Generally vote case-by-case on mergers, acquisitions, and third-party placements, taking into account the following:

•	Valuation – Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

•	Market reaction – How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale – Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest – Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance – Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

8. SHAREHOLDER PROPOSALS

•	General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Generally vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

[11]	The pill’s total duration is defined as the sum of the number of years the company has had a pill in place and the number of years the proposed pill will be effective.

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Japan Proxy Voting Guidelines

Generally vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

9. SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

•

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Japan Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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www.issgovernance.com

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Singapore

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2019

Published December 6, 2018

Singapore Proxy Voting Guidelines

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Singapore Proxy Voting Guidelines

1. OVERVIEW

Singapore companies are required to provide meeting notices at a minimum of 14 days before the meeting while accounts presented at the AGM shall be made up to a date of not more than four months before the AGM.

•	Approval of financial statements and statutory reports;

•	Dividend distribution;

•	Election of directors;

•	Approval of remuneration of directors;

•	Auditor appointment and approval of auditor remuneration;

•	Capital raising requests;

•	Compensation proposals.

Other items that may be submitted for shareholder approval include:

•	Debt issuance requests;

•	Amendments to articles of associations;

•	Related-party transactions;

•	Mergers and acquisitions.

Policies in this document are presented in the order that generally appears on the ballot.

2. OPERATIONAL ITEMS

A pproval of Financial Statements and Statutory Reports

•	General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Dividend Distribution

•	General Recommendation: Generally vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

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Singapore Proxy Voting Guidelines

3. BOARD OF DIRECTORS

Voting for Director Nominees in Uncontested Elections

•	General Recommendation: Generally vote for the re/election of directors, unless:

Independence:

•	The nominee has been a partner of the company’s auditor within the last three years, and serves on the audit committee;

•	Any non-independent director nominees where the board is less than one-third independent under ISS classification of directors;

•	The nominee[1] is a member of the nomination committee and the board does not have a lead/senior independent director and/or the board is not at least one-half independent under the following scenarios:

•	The chairman and the CEO is the same person;

•	The chairman and the CEO are immediate family members[2];

•	The chairman is part of the management team; or

•	The chairman is not an independent director.

•	The nominee is an executive director serving on the audit, remuneration, and/or nomination committee;

•	The nominee is a non-independent director serving as the chairman of the audit committee, remuneration committee, and/or nomination committee.

When the board does not have a formal audit committee, remuneration committee, and/or nomination committee, vote against if:

•	The nominee is an executive director;

•	The nominee is a non-independent chairman of the board.

Under the ISS Classification of Directors, an independent non-executive director shall be considered non-independent if such director serves as a director for more than nine years, if the company fails to disclose the reasons why such director should still be considered independent, or where such reasons raise concerns regarding the director’s true level of independence.

Composition:

•

The nominee has attended less than 75 percent of board and key committee meetings over the most recent fiscal year, without a satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies;

•	The director has served on the board for less than a year; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

[1]	Except for directors newly-appointed to the committee or who served on the committee for a partial year, who are considered on a case-by-case.
[2]	“Immediate family members” refer to the person’s spouse, child, adopted child, step-child, sibling and parent.

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Singapore Proxy Voting Guidelines

•	The nominee sits on more than six[3] public company boards.

In making any of the above recommendations on the election of directors, ISS generally will not recommend against the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Accountability:

Problematic Audit-Related Practices

Generally vote against all members1 of the audit committee up for reelection if:

•	The non-audit fees paid to the auditor are excessive; or

•	The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

Governance Failures

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[3]

A commitment to reduce the number of boards to six or fewer by the next annual meeting will be considered. The commitment would need to be disclosed prior to the AGM in the relevant meeting materials, such as the meeting notice, circular, or annual report.

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Singapore Proxy Voting Guidelines

Classification of Directors

Executive Director

•	Employee or executive of the company or a wholly-owned subsidiary of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a shareholder of the company;

•	Any director who is also an employee or executive of a significant[1] shareholder of the company;

•	Any director who is also an employee or executive of a subsidiary, associate, joint venture, or company that is affiliated with a significant[1] shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[2] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides or has provided (or a relative[3] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in the latest fiscal year in excess of USD 10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[5]);

•	Any director who has a conflicting relationship with the company, including but not limited to cross-directorships with executive directors or the chairman of the company;

•	Relative[3] of a current employee or executive of the company or its affiliates;

•	Relative[3] of a former employee or executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee or executive;

•	Former employee or executive (five-year cooling off period);

•

Directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material[2] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] At least 10 percent of the company’s stock, unless market best practice dictates a lower ownership and/or disclosure threshold.

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Singapore Proxy Voting Guidelines

[2]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

[3]

“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[4]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[5]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

Voting for Director Nominees in Contested Elections

•	General Recommendation: Vote case-by-case on the election of directors in contested elections, including election of shareholder nominees or the dismissal of incumbent directors.

For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing proxy contests/shareholder nominees, ISS focuses on two central questions:

(1)	Have the dissidents proved that board change is warranted? and

(2)	If so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

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Singapore Proxy Voting Guidelines

4. REMUNERATION

Directors Fees

•	General Recommendation: Generally vote for resolutions regarding directors’ fees unless they are excessive relative to fees paid by other companies of similar size.

Equity Compensation Plans

•	General Recommendation: Generally vote for an equity-based compensation plan unless:

•

The maximum dilution level for the scheme, together with all outstanding schemes, exceeds 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels for all outstanding schemes of up to 10 percent if each individual plan includes other positive features such as challenging performance criteria and meaningful vesting periods as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value. In addition, ISS will support a plan’s dilution limit that exceeds these thresholds if the annual grant limit under all plans is 0.5 percent or less for a mature company (1 percent or less for a mature company with clearly disclosed performance criteria) and 1 percent or less for a growth company.

•	The plan permits options to be issued with an exercise price at a discount to the current market price; or

•

Directors eligible to receive options or awards under the scheme are involved in the administration of the scheme and the administrator has the discretion over their awards. Equity awards granted or taken in lieu of cash fees generally would not be considered discretionary awards.

5. AUDIT

•	General Recommendation: Vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditor is being changed without explanation; or

•	The non-audit fees exceed half the total fees paid to the external auditor in the latest fiscal year without satisfactory explanation.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during the most recent fiscal year, ISS will ordinarily not recommend support for the reappointment of the audit firm. In circumstances where non-audit fees include fees related to significant one-time transactional fees that were accrued due to special projects or capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees for purposes of determining whether non-audit fees are excessive.

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Singapore Proxy Voting Guidelines

6. SHARE ISSUANCE REQUESTS

General Issuance Requests

•

General Recommendation: For companies listed on the Mainboard of the Singapore Exchange, generally vote for a general issuance of equity or equity-linked securities without preemptive rights when the share issuance limit is not more than 10 percent of the company’s issued share capital and 50 percent with preemptive rights.

For companies listed on the Catalist market of the SGX, generally vote for a general issuance of equity or equity-linked securities without preemptive rights when the share issuance limit is not more than 20 percent of the company’s issued share capital and 100 percent with preemptive rights.

Discussion

The listing manual of the SGX allows companies to seek an annual mandate for the issuance of ordinary shares up to 50 percent of issued capital for issuance with preemptive rights and 20 percent without preemptive rights for Mainboard-listed companies and 100 percent with preemptive rights and 50 percent without preemptive rights for Catalist-listed companies. Most companies seek such a mandate every year, to prevent the need to convene a shareholder meeting for each share issuance, however small.

General Issuance Requests – Real Estate Investment Trusts

•

General Recommendation: Generally vote for a general issuance of equity or equity-linked securities without preemptive rights when the share issuance limit is not more than 10 percent of the company’s issued share capital and 50 percent with preemptive rights for all Singapore companies, with the exception of Catalist-listed companies and Real Estate Investment Trusts.

For Singapore companies listed on the Catalist market of the SGX, generally vote for a general issuance of equity or equity-linked securities without preemptive rights when the share issuance limit is not more than 20 percent of the company’s issued share capital and 100 percent with preemptive rights. For Real Estate Investment Trusts, generally vote for a general issuance of equity or equity-linked securities without preemptive rights when the unit issuance limit is not more than 20 percent of its issued unit capital and 50 percent with preemptive rights.

Specific Issuance Requests

•	General Recommendation: For issuance requests relating equity compensation plans, apply the policy on equity compensation plans.

For other issuance requests, vote on a case-by-case basis.

Share Repurchase Plans

•

General Recommendation: Generally vote for resolutions authorizing the company to repurchase its own shares, unless the premium over the average trading price of the shares as implied by the maximum price paid exceeds 5 percent for on-market and/or off-market repurchases.

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Singapore Proxy Voting Guidelines

Discussion

These are routine items asking shareholders to authorize a company to repurchase its own shares within the limits imposed by company law and the company’s articles. Upon requesting the authority, companies must inform shareholders of the maximum number of shares that may be repurchased (which may be no more than 10 percent of issued capital), the reasons for the proposed buyback, and details of any share repurchases conducted during the previous 12 months. Shares may be repurchased either on market or off market by way of an “equal access scheme” designed to ensure that all shareholders have an opportunity to tender their shares. Market share repurchases must be at a price not more than 5 percent above the average closing market price over the five trading days before the day on which the purchases are made. Share repurchases may be made out of capital or profits that are available for distribution as dividends. Companies must cancel the repurchased shares or hold them as treasury shares. The right to attend and vote at meetings as well as to receive dividends will be suspended for as long as the repurchased shares are held in treasury. Legal mandates and SGX listing requirements limit the potential for abuses of this authority, making these requests routine.

7. ARTICLES AND BYE-LAW AMENDMENTS

•	General Recommendation: Vote case-by-case on proposed amendments to the Articles and Bye-Laws based on the details of the proposed amendments provided by the company.

In the absence of adequate information that would specify the details of proposed amendments, generally vote against:

•	The proposed amendments;

•	The adoption of new Articles of Association; or

•	The replacement of the current constitutional document.

Vote case-by-case on the adoption of new constitutional document with no previous reference.

8. RELATED-PARTY TRANSACTIONS

•	General Recommendation: Generally vote for mandate for recurrent interested-party transactions if such transactions are carried out at arms-length and on normal commercial terms.

Discussion

Singapore’s related-party transaction rules provide shareholders with substantial protection against insider trading abuses. Under the country’s related-party transaction rules, shares considered affiliated are excluded from voting on the related issues. A broad range of commercial transactions by companies or their subsidiaries require shareholder approval as related-party transactions. A company may seek a shareholder mandate for recurrent interested party transactions of a revenue or trading nature or those necessary for its day-to-day operations, such as purchases of supplies and materials, but not for the purchase or sale of assets, undertakings, or businesses. Such mandates are intended to facilitate transactions that occur in the normal course of the company’s business.

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Singapore Proxy Voting Guidelines

9. CAPITAL

Debt Issuance Requests

•	General Recommendation: Vote case-by-case on non-convertible debt issuance requests, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity-issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

In evaluating debt-related proposals, the following factors will be considered:

•	Rationale/use of proceeds—Why does the company need additional capital? How will that capital be used?

•

Terms of the debts—Are the debt instruments convertible into equity? What are the interest rate and maturity dates? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

•	Size—At a minimum, the size of the debt issuance/potential borrowing should be disclosed.

•	The company’s financial position—What is the company’s current leverage and how does that compare to its peers?

•

The risk of non-approval—What might happen if the proposal is not approved? Are there any alternative sources of funding? Could the company continue to fund its operations? Would it hinder the company’s ability to realize opportunities?

A distinction will be made between a specific debt issuance or pledging of assets, and authority to issue or increase debt; as in the case of specific equity issuances and requests for authority to issue equity. For specific debt issuances or pledging of assets, while the above factors will be examined, in general a vote for these proposals will be warranted if:

•	The size of the debt being requested is disclosed;

•	A credible reason for the need for additional funding is provided;

•	Details regarding the assets to be pledged are disclosed (for specific asset pledge proposals); and

•	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

So long as the proposal meets the above conditions, a vote for will be warranted even if the company has a high level of debt or the proposed issuance could result in a large increase in debt. A vote against will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

Where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

•	The proposed maximum amount is more than twice the company’s total debt;

•	It could result in the company’s debt-to-equity ratio exceeding 300 percent (for non-financial companies); and

•	The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

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Singapore Proxy Voting Guidelines

When the above conditions are met, the proposed increase in debt may be considered excessive, and thus the proposal may warrant an against vote. If we do not have data regarding the normal level of debt in that particular industry or market, only the company-specific information will be considered.

10. MERGERS & ACQUISITIONS

•	General Recommendation: Vote case-by-case on mergers and acquisition, taking into consideration of following factors:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process—Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance—Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

11. SOCIAL AND ENVIRONMENTAL ISSUES

Issues covered under the policy involve a wide range of topics, including consumer and product safety, environment and energy, labour covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

•

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

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Singapore Proxy Voting Guidelines

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Singapore Proxy Voting Guidelines

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New Zealand

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after October 1, 2018

Published September 28, 2018

New Zealand Proxy Voting Guidelines

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New Zealand Proxy Voting Guidelines

Remuneration of Non-Executive Directors: Issue of Options	15

Remuneration of Non-Executive Directors: Approval of share plan	15

Transparency of CEO Incentives	15

Remuneration of Executives: Options and Other Long-Term Incentives	16

Remuneration: Shareholder Resolutions	18

ENVIRONMENTAL AND SOCIAL ISSUES	18

Voting on Environmental and Social Proposals	18

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New Zealand Proxy Voting Guidelines

INTRODUCTION

These guidelines have been developed as the basis for ISS New Zealand Benchmark Policy for proxy voting recommendations.

The principle underpinning all ISS’ benchmark recommendations is that security holders are the owners of listed entities, and as such, they are entitled to assess every resolution that seeks their approval and to understand how it affects their interests as the owners of the company. An overarching ideal in corporate governance is that the laws, standards and principles applied require accountability, transparency and fairness.

Disclosure

Shareholders in listed companies are entitled to clear and meaningful disclosure of company finances, the names, roles, and experience of directors and senior management, and the remuneration paid to directors, auditors, and executives, as well as any other transactions between the company and associates of its management.

In addition, shareholders as owners should receive information on the internal and external governance mechanisms of a company, including the details of membership of board committees, attendance at board and committee meetings by directors, and disclosure of committee charters and/or responsibilities. Adequate disclosure on governance mechanisms includes the disclosure of the number of votes cast ‘For’, ‘Against’, and ‘Abstain’ on particular resolutions at company meetings.

In the absence of such disclosures, shareholders will lack sufficient information to assess how their interests as owners are being safeguarded. In cases where disclosure is generally inadequate, ISS will consider on a case-by-case basis recommending against resolutions such as the election of directors, especially the chairperson, the acceptance of Shareholders have no decision-making ability in the management of the listed entity. Their main rights in this regard are to receive information about a company’s performance and to vote on resolutions put before an annual or, where applicable, extraordinary general meeting.

Under current legislation in Australia, items typically put before a meeting of security holders can be characterized as follows:

•	Consideration of the financial statements and reports (not normally a voting item);

•	Election or re-election of directors;

•	Changes in the Constitution of a company;

•	Consideration of certain related party transactions;

•	Consideration of an increase in the directors’ total fee pool (directors are able to determine the quantum of fees each individual will receive from that pool);

The goals of these guidelines are to recognize that:

•	The objective of most shareholders is to hold and manage their investments with long term value creation in mind; and

•	The principles of corporate governance have an ability to impact shareholder value and risk.

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New Zealand Proxy Voting Guidelines

1. GENERAL

Constitutional Amendment

•	General Recommendation: Vote case-by case on proposals to amend the company’s constitution.

Proposals to amend the company’s constitution are required to be approved by the NZX (under Listing Rule 6.1) and by a special resolution of shareholders (75-percent majority of votes cast). Proposals range from a general updating of various clauses to reflect changes in corporate law and NZX Listing Rules, to complete replacement of an existing constitution with a new “plain language,” and updated, version.

ISS will pay particular attention to the likely impact of any proposed amendment on the rights of shareholders and will generally recommend against any amendment that reduces shareholder rights without adequate justification.

Alteration of the Number of Directors/Board Size in Constitution

•	General Recommendation: Vote case-by-case on proposals to alter the size of the board.

The New Zealand Stock Exchange Main Board Listing Rules (under Listing Rule 3.3.1) requires a minimum of three directors for public companies, and nominees are elected if they receive 50% shareholder support. There is no maximum board size limit set out in the New Zealand Companies Act nor the NZX Listing Rule, although company constitutions may set a maximum limit. Consider on a case-by-case basis the justification provided by a company to set a maximum limit on the number of directors.

Vote against proposals to alter board size which have the effect of providing the company an ability to invoke “no vacancy” for new nominees seeking election to the board. Such a limitation is not considered to be in the best interests of shareholders, as it prevents a new shareholder nominee from being added to the board unless a management nominee is voted down.

Change Company Name

•	General Recommendation: Vote for proposals to change the company name.

Decisions on the company name require a special resolution of shareholders (75-percent majority of votes cast) and are best left to management. Typically, name changes are proposed to align the company name more closely with its primary businesses and activities and/or to simplify the company name. Such changes are usually made without detracting from market recognition of the company’s identity and activities.

Significant Change in Activities

•

General Recommendation: Vote for resolutions to change the nature or scale of business activities (NZX Listing Rule 9.1.1) provided the notice of meeting and explanatory statement provide a sound business case for the proposed change.

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New Zealand Proxy Voting Guidelines

2. CAPITAL STRUCTURE

Capital structures are generally non-contentious in New Zealand. Each fully-paid ordinary share carries one vote on a poll and equal dividends. Partly-paid shares, which are rare, normally carry votes proportional to the percentage of the share capital paid-up. Companies may also issue redeemable shares, preference shares, and shares with special, limited, or conditional voting rights. Shares with differing amounts of votes constitute different classes of shares, but, in practice, shares with limited or enhanced voting rights are seldom, if ever, seen in Australia outside of a handful of externally managed infrastructure entities.

Multiple Voting Rights

•	General Recommendation: Vote against proposals to create a new class of shares with superior voting rights.

Shareholders are better off opposing dual-class proposals on the grounds that they contribute to the entrenchment of management and allow for the possibility of management acquiring superior voting shares in the future. Empirical evidence also suggests that companies with simple capital structures also tend toward higher valuation because they are easier for investors to understand.

Non-Voting Shares

•	General Recommendation: Vote against proposals to create a new class of non-voting or sub-voting shares. Only vote for if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.

Generally vote for the cancellation of classes of non-voting or sub-voting shares.

Mergers and Acquisitions

•

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., abililty for alternate bidders to participate) can also affect shareholder value.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

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New Zealand Proxy Voting Guidelines

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Financial Statements

•	General Recommendation: Vote for the approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or the audit procedures used; and,

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

New Zealand companies are not required to submit their annual accounts and reports to a shareholder vote.

Reappointment of Auditor, and Authorization for the Directors to Set Auditor’s Remuneration

•	General Recommendation: Vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:

•	There are serious concerns about the accounts presented or the audit procedures used; and,

•	Non-audit related fees are substantial or are routinely in excess of standard annual audit fees.

This type of resolution is not required under New Zealand law, but it will be a ballot item for NZX-listed companies that are incorporated in the United Kingdom, Papua New Guinea, and other countries where annual reappointment of the auditor is a statutory requirement.

Appointment of a New Auditor

•

General Recommendation: Generally vote for the appointment of a new auditor, unless there is a compelling reason why the new auditor selected by the board should not be endorsed. A compelling reason might be a past association as auditor during a period of financial trouble.

Whenever a New Zealand public company changes its auditor during the year, it is required to put the auditor up for election by shareholders at the next AGM. Often a new auditor is selected by the board during the year and may or may not have started work by the time the shareholders vote on its election.

3. SHARE CAPITAL

Reduction of Share Capital: Cash Consideration Payable to Shareholders

•	General Recommendation: Generally vote for the reduction of share capital with the accompanying return of cash to shareholders.

A company’s decision to reduce its share capital, with an accompanying return of funds to shareholders, is usually part of a capital-management strategy. It is commonly an alternative to a buyback or a special dividend.

Such a reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value.

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New Zealand Proxy Voting Guidelines

Reduction of Share Capital: Absorption of Losses

•	General Recommendation: Vote for reduction of share capital proposals, with absorption of losses as they represent routine accounting measures.

This type of capital reduction does not involve any funds being returned to shareholders. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital.

Buybacks/Repurchases

•	General Recommendation: Generally vote for requests to repurchase shares, unless:

•	There is clear evidence available of past abuse of this authority; or

•	It is a selective buyback, and the notice of meeting and explanatory statement does not provide a sound business case for it.

Consider the following conditions in buyback plans:

•	Limitations on a company’s ability to use the plan to repurchase shares from third parties at a premium;

•	Limitations on the exercise of the authority to thwart takeover threats; and

•	A requirement that repurchases be made at arms-length through independent third parties.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. However, when timed correctly, buybacks are a legitimate use of corporate funds and can add to long-term shareholder returns.

Issue of Shares (Placement): Advance Approval

•	General Recommendation: Vote case-by-case on requests for the advance approval of issue of shares.

From 2009, the NZX Listing Rules contain a general cap on non-pro rata share issues of 20 percent of total equity in a rolling 12-month period (the limit was formerly 15 percent). Listing Rule 7.3.5(c) allows shareholders to vote to carve out from the “20-percent-in-12-months” cap a particular, proposed issue of shares. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 20-percent-in-12-months cap for the company.

Vote case-by-case on all requests taking into consideration:

•	Dilution to shareholders:

•

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders not participating in the placement will suffer dilution. While conventions regarding this type of authority vary widely among countries, ISS routinely supports issuance requests without preemptive rights for up to 20 percent of a company’s outstanding capital;

•	Discount/premium in purchase price to the investor;

•	Use of proceeds;

•	Any fairness opinion;

•	Results in a change in control;

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New Zealand Proxy Voting Guidelines

•	Financing or strategic alternatives explored by the company;

•	Arms-length negotiations; and,

•	Conversion rates on convertible equity (if applicable).

Issue of Shares (Placement): Retrospective Approval

•	General Recommendation: Vote case-by-case on retrospective approval of issue of shares.

Listing Rule 7.3.5(c) allows shareholders to vote to carve out from the 20-percent-in-12-months cap an issue of shares made some time in the previous 12 months. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 20-percent in-12-months cap for the company.

As long as the prior issuances conform to dilution guidelines above, vote for such proposals.

4. BOARD OF DIRECTORS

As a general principle, ISS supports boards having a majority of independent non-executive directors with an independent chairperson. However, ISS acknowledges there will be cases where it is in the best interests of the company for a board not to comprise a majority of independent directors, and will assess all resolutions concerning the election of directors on a case-by-case basis.

In assessing resolutions concerning directors, ISS will consider the following:

•	Directors are the stewards of the shareholders’ company;

•	As such, directors should act in the interests of the company;

•	Directors are best placed to provide oversight of the management and operations of a company;

•	Directors should be responsive to the wishes of the shareholders whose interests they serve.

Director Age Limits

•	General Recommendation: Generally vote against age limits for directors. Vote for resolutions to remove age limitations in company constitutions.

There is no requirement in the NZ Companies Act for directors to retire at a certain age.

Age should not be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of his or her individual contribution and experience.

Alteration of the Number of Directors

•

General Recommendation: Vote case-by-case on proposals on board size. Generally vote for resolutions that set a maximum limit on board size. Generally vote against resolutions that seek to remove any maximum limit on board size.

The NZSX Listing Rules require a minimum of three directors for public companies. There is no maximum limit, although company constitutions may set a maximum limit.

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New Zealand Proxy Voting Guidelines

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is under way is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

Independence of Directors

ISS classifies directors as executive, non-independent non-executive, or independent non-executive. ISS’ definition of an independent director uses the Financial Services Council (FSC, formerly the Investment and Financial Services Association or IFSA) definition as its core. The FSC definition closely reflects the definition used by the ASX Corporate Governance CouncilThe ASX Corporate Governance Council definition is used because many NZ companies are listed on the ASX and in turn a substantial part of the NZX 50 consists of ASX-listed companies. The ASX definition is similar to the definition adopted by the NZSX Listing Rules of an independent director but is more specific and in some cases more stringent. It defines an independent director as a non-executive director who:

•	Is not a substantial shareholder (or an executive or associate of a substantial shareholder) of the company;

•	Has not within the last three years been employed by the company in an executive capacity, or been a director after ceasing to hold any such employment;

•	Has not within the last three years been a principal or employee of a material professional adviser or material consultant to the corporate group;

•	Is not a material supplier/customer of the corporate group (or an executive or associate of a material supplier/customer);

•	Does not have a material contractual relationship with the corporate group; and

•	Is free from any other interest and any business or other relationship with the corporate group.

ISS’ definition of independence is as follows:

ISS Classification of Directors – New Zealand

Executive Director

•	Employee or executive of the company.

Non-Independent Non-Executive Director (NED)

A non-executive director who is:

•	Classified as non-independent in the company’s annual report;

•	A former executive of the company or of another group member if there was less than a three year period between the cessation of employment and board service;

•	A major shareholder, partner, or employee of a material adviser/supplier/customer[1];

•	A founder of the company, even if no longer a substantial shareholder[2];

•	A relative (or a person with close family ties) of a substantial shareholder[2] or of a current or former executive;

•	A designated representative of a shareholder;

•	A director who has served for 12 or more years on the board;

•	A director with any material[3] relationship to the company, other than a board seat.

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New Zealand Proxy Voting Guidelines

Independent Non-Executive Director

A non-executive director who is not classified as non-independent according to the factors above. To clarify, this may include:

•	A nominee proposed for election to a board by a shareholder but otherwise not affiliated to that shareholder.

Footnotes:

[1]	The materiality threshold for transactions is NZ$25,000 per annum. These thresholds are assessed by looking at transactions during the three most recent financial years.
[2]	A substantial product holder is a shareholder controlling 5 percent or more of the quoted voting products in the company. This is in accordance with Financial Markets Conduct Act 2013 (FMCA).
[3]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Voting on Director Nominees in Uncontested Elections

Overview

When voting on director nominees, take into consideration:

•	The overall composition of the board;

•	The composition of the audit, remuneration, risk (if applicable), and nomination committees;

•	Skills of the individual directors;

•	Individual directors’ attendance records (where provided); and

•	Service on other public company boards.

In doing so, ISS will bear in mind prevailing NZ board structures although as a general principle ISS supports audit, remuneration and nomination committees that have a majority of independent non-executive directors.

ISS will also consider the history of a particular director when deciding whether to recommend in favor of his or her (re)election. Examples of circumstances where ISS will consider recommending against a director’s election, regardless of board composition, is when a director has had a significant involvement with a failed company or where a director has in the past acted against the interests of all shareholders.

Voting on Director Nominees in Uncontested Elections

•	General Recommendation: Generally vote for director nominees in uncontested elections. However, generally vote against nominees in the following circumstances:

Attendance:

•	Attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation.

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New Zealand Proxy Voting Guidelines

Overboarding (unless exceptional circumstances exist):

•	Sits on more than a total[1] of five listed boards (a chair as equivalent to two board positions); or

•	An executive director holding more than one non-executive director role with unrelated listed companies.

Independence Considerations:

•

Is an executive and board chair, and no “lead director” has been appointed from among the independent directors or other control mechanisms are in place. Exception may be made for company founders who are integral to the company or if other exceptional circumstances apply;

•	An executive other than the CEO who serves on the audit committee;

•	A former partner or employee of the company’s auditor who serves on the audit committee:

•	An executive other than the CEO serving on the remuneration committee, and the remuneration committee is not majority-independent.

Board Independence:

If the board is not majority2 independent under ISS’ classification, generally vote against nominees who are:

•	Executive directors (except for the CEO and founders integral to the company);

•

A non-independent NED who is a designated representative of substantial shareholder. Vote against only one representative of the substantial shareholder (typically, the director with the worst attendance record);

•	A non-independent NED whose presence causes the board not to be majority independent without sufficient justification.

Problematic Audit-Related Practices:

Generally vote against members of the audit committee as constituted in the most recently completed fiscal year if:

•	If the entity receives an adverse opinion of the entity’s financial statements from the auditor; or

•	Non-audit fees (Other Fees) paid to the external audit firm exceed audit and audit-related fees and tax compliance/preparation fees.

In circumstances where “other” fees include fees related to significant one-time capital structure events (such as initial public offerings) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Nominees:

Generally, vote against shareholder-nominated candidates who lack board endorsement and do not present conclusive rationale to justify their nomination, including unmatched skills and experience, or other reason. Vote for such candidates if they demonstrate a clear ability to contribute positively to board deliberations.

[1]

A one-year transition period will apply to the fiscal year ending 30 June 2017, to allow boards and affected directors (individuals with six directorships) to manage boardroom succession issues to address overboarding concerns if they so wish.

[2]	“Majority independent” is defined as over 50% independent.

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New Zealand Proxy Voting Guidelines

Governance Failures:

Under extraordinary circumstances, vote against directors individually, committee members, or the entire board, due to:

•	Failure to act in the best interests of all shareholders;

•	Material failures of governance, stewardship, risk oversight[3], or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Significant involvement with a failed company, or egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Removal of Directors

•	General Recommendation: Vote case-by-case on resolutions for the removal of directors, taking into consideration:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders; and,

•	Level of disclosure by company to shareholders.

[3]

Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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New Zealand Proxy Voting Guidelines

5. REMUNERATION

Underlying all evaluations of remuneration structure and practices are five global principles that most investors expect companies to adhere to in designing and administering executive and director remuneration plans:

•

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plans;

•

Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, guaranteed remuneration, or excessive fixed remuneration;

•

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for remuneration decision-making (e.g., including access to independent expertise and advice when needed);

•

Provide shareholders with clear, comprehensive remuneration disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

•

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing executive pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Remuneration of Non-Executive Directors: Increase in Aggregate Fee Cap

•	General Recommendation: Vote case-by-case on resolution that seeks shareholder approval for an increase in the maximum aggregate level of fees payable to the company’s non-executive directors.

It is a requirement of the NZX Listing Rules for companies to obtain shareholder approval for any increase in the fee cap or alternatively, the individual remuneration paid to non-executive directors. Changes to the Listing Rules in April 2009 also allow the resolution authorizing the directors’ remuneration to enable the directors to receive some or all of their fees in shares issued at the market price.

In assessing director remuneration, ISS’ overriding consideration is how remuneration relates to shareholders’ interests, specifically:

•	The size of the proposed increase;

•	The level of fees compared to those at peer companies;

•	The explanation the board has given for the proposed increase;

•	Whether the company has discontinued retirement benefits;

•	The company’s absolute and relative performance over (at least) the past three years based on measures such as (but not limited to) share price, earnings per share and return on capital employed;

•	The company’s policy and practices on non-executive director remuneration, including equity ownership;

•	The number of directors presently on the board and any planned increases to the size of the board;

•	The level of board turnover.

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New Zealand Proxy Voting Guidelines

Generally vote for a fee cap resolution that also seeks to allow directors to receive part or all of their fees in shares. The NZSX Corporate Governance Code and investor governance guidelines worldwide support such schemes as increasing the alignment of interests between directors and shareholders.

Vote against the increase if the company has an active retirement benefits plan for non-executive directors. Vote where a company is seeking an increase after a period of poor absolute and relative performance, where the same board (or largely the same board) has overseen this period of poor performance and where the fee cap increase is not sought for the purposes of board renewal.

Remuneration of Non-Executive Directors: Issue of Options

•	General Recommendation: Generally vote against the issue of options to non-executive directors.

This type of resolution seeks shareholder approval for the issue of options, or similar performance-linked securities, to non-executive directors. The NZX Code encourages such schemes.

However ISS will generally recommend against the issue of options to non-executive directors because issuing performance-linked equity incentives to directors may impair their ability to exercise independent judgment on behalf of investors. Investor governance standards such as the U.K. Combined Code and various Australian codes oppose the issue of options to non-executive directors. As noted elsewhere, outside of certain circumstances (such as very large equity issues), the NZSX Listing Rules no longer require shareholder approval for the issue of options to directors.

Remuneration of Non-Executive Directors: Approval of share plan

•	General Recommendation: Generally vote against the issue of options to non-executive directors.

This type of resolution seeks shareholder approval for the company’s non-executive directors to receive some of their fees in the form of shares rather than cash. The reason for the resolution is that listed companies can only issue equity securities to directors if shareholders approve such issuances in advance (Listing Rule 10.14).

All three key sets of guidelines in Australia (ASX Corporate Governance Council, FSC, and those of the Australian Council of Super Investors—ACSI) support companies taking steps to encourage non-executive directors to acquire a material shareholding in their companies in order to achieve a greater alignment with shareholder interests.

Transparency of CEO Incentives

•	General Recommendation: Vote against the re-election of members of the remuneration committee if:

•	The remuneration of the CEO is not subject to any shareholder approval or scrutiny; or

•	There is evidence that the CEO has been granted a substantial quantity of equity incentives; and,

•	There is no apparent credible explanation for the CEO not being a member of the board;

It is common in NZSX-listed companies for the CEO not to be a member of the board of directors. NZ-registered companies are only required to disclose the individual remuneration of directors, although since changes to the Listing Rules in April 2009 shareholders are no longer able to vote on proposals concerning the issue of options to directors. It is reasonable for shareholders to be able to assess the remuneration of the most senior member of management, and to be able to vote on any equity incentives that they may be offered.

There are circumstances in which it may be appropriate for a CEO not to be a director; take into account all relevant circumstances of a particular company.

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New Zealand Proxy Voting Guidelines

Remuneration of Executives: Options and Other Long-Term Incentives

•	General Recommendation: Vote case-by-case on options and long-term incentives for executives. Vote against plans and proposed grants under plans if:

•	The company failed to disclose adequate information regarding any element of the scheme;

•	The performance hurdles are not sufficiently demanding;

•	The plan permits retesting of grants based on rolling performance;

•	The plan allows for excessive dilution.

Under the NZSX Listing Rules, companies are able to issue securities to employees without shareholder approval so long as such issues do not exceed 3 percent of issued capital per annum. Since changes to the Listing Rules in April 2009, approval is not required for the issue of securities to directors so long as the issue occurs under the general employee share plan limit and their participation is determined on the same basis as that of other employees. Certain NZ companies will continue to require shareholder approval of equity incentives for directors given they are also listed on the Australian Securities Exchange, where Listing Rule 10.14 requires prior approval for the issue of equity securities to a director under an employee incentive scheme.

Evaluate long-term incentive plans (and proposed grants of equity awards to particular directors) according to the following criteria:

Exercise Price

•	Option exercise prices should not be at a discount to market price at the grant date (in the absence of demanding performance hurdles).

•	Plans should not allow the repricing of underwater options.

Vesting Period

•	Appropriate time restrictions before options can be exercised (if 50 percent or more of securities can vest in two years or less, this is generally considered too short).

Performance Hurdles

•

Generally, a hurdle that relates to total shareholder return (TSR) is preferable to a hurdle that specifies an absolute share price target or an accounting measure of performance (such as earnings per share (EPS)).

•

Where a relative hurdle is used (comparing the company’s performance against a group of peers or against an index), no vesting should occur for sub-median performance. ISS will consider the availability of an appropriate peer group for NZ based companies as a material factor in assessing relative benchmarks.

•

The use of ‘indexed options’ – where the exercise price of an option is increased by the movement in a suitable index of peer companies (such as the NZX50) – is generally considered a sufficiently demanding hurdle.

•

A sliding-scale hurdle – under which the percentage of rights that vest increases according to a sliding scale of performance (whether absolute or relative) – is generally preferable to a hurdle under which 100 percent of the award vests once a single target is achieved (i.e. no “cliff vesting”).

•

In the absence of relative performance hurdles, absolute share price hurdles may be appropriate so long as they are sufficiently stretching. Where an absolute share-price target is used, executives can be rewarded by a rising market even if their company does relatively poorly. In addition, even if a share price hurdle is set at a significantly higher level than the prevailing share price, if the option has a long life then the hurdle may not be particularly stretching.

•

In determining whether an absolute share price target is sufficiently stretching, take into consideration the company’s explanation of how the target share price has been calculated. ISS will be more likely to consider an absolute share price target as sufficiently stretching when the target price is reflected in the option exercise price.

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New Zealand Proxy Voting Guidelines

•

The issue of options with no performance conditions other than continued service and the exercise price (set as being equal to the share price on date of issue) is not generally considered to be a sufficiently demanding hurdle.

•

ISS will support incentive schemes with accounting-based hurdles if they are sufficiently demanding. An accounting-based hurdle does not necessarily require that shareholder value be improved before the incentive vests as it is possible for incentives to vest – and executives to be rewarded – without any medium- to long-term improvement in returns to shareholders. Growth in EPS may, but does not always, translate into a material increase in share price and dividends over the medium to long-term.

•

Hurdles which relate option vesting to share price performance against a company’s cost of capital may be considered acceptable if the exercise price is adjusted to reflect the cost of capital over the vesting period. Shareholders must also be given sufficient information to determine if the cost of capital will be calculated or reviewed independently of management.

•

Two different types of options should be distinguished: (1) grants of market-exercise-price options (traditional options), and (2) zero exercise price options (also called conditional awards, performance shares, and performance rights). Traditional options have an in-built share price appreciation hurdle, because the share price must increase above its level at grant date for the executive to have an incentive to exercise. Performance rights have no exercise price; the executive pays nothing to the company on exercising the rights. An EPS hurdle can lead to executive reward without any increase in shareholder return if the instruments are performance rights, but not if they are traditional options. Therefore, an EPS hurdle can more readily be supported if traditional options, rather than performance rights, are being granted.

•

For an EPS target to be sufficiently stretching, where a single target is used (with 100 percent of options/rights vesting on the target being achieved), the target should generally specify a challenging target that is at least in line with analyst and management earnings forecasts. For targets which see rewards vest based on a sliding scale, vesting should start at a level below consensus forecasts only if a substantial portion of the award vests for performance above consensus forecasts.

Retesting

•

ISS does not support excessive retesting of options grants against performance hurdles. Many NZ companies use performance hurdles such as cost of capital relative to share price that allow for continual retesting and the issue of retesting against performance hurdles does not appear to have been raised with NZ companies in the past and many equity grants to executive directors have been modest in size. As such, it is not appropriate for ISS to recommend against a particular options grant on the basis of excessive retesting. However, ISS will continue to review NZ companies’ practices in this area with a view to considering the frequency of retesting in assessing grants sometime in the future.

•

ISS will however generally recommend against incentive schemes that provide for retesting against performance hurdles on a rolling-basis. For retesting to be acceptable, at a minimum it should assess performance against the hurdle from the inception date to the date of vesting.

Transparency

•	The methodology for determining exercise price of options should be disclosed.

•	Shareholders should be presented with sufficient information to determine whether an incentive scheme will reward superior future performance.

•	The proposed volume of securities which may be issued under an incentive scheme should be disclosed to enable shareholders to assess dilution.

•

Time restrictions before options can be exercised should be disclosed, as should the expiry date of the options. Any restrictions on disposing of shares received on the exercise of options should be disclosed.

•	If a value has been assigned to the options, the method used to calculate cost of options should be disclosed.

•	The method of purchase or issue of shares on exercise of options should be disclosed.

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New Zealand Proxy Voting Guidelines

Dilution of Existing Shareholders’ Equity

•	Aggregate number of all shares and options issued under all employee and executive incentive schemes should not exceed 10 percent of issued capital.

Level of Reward

•	Value of options granted (assuming performance hurdles are met) should be consistent with comparable schemes operating in similar companies.

Eligibility for Participation in the Scheme

•	Scheme should be open to all key executives.

•	Scheme should not be open to non-executive directors.

Other

•

Incentive plans should include reasonable change-in-control provisions (i.e. pro-rata vesting based on the proportion of the vesting period expired and performance against the hurdles taking into account the size of awards).

•	Incentive plans should include ‘good’ leaver/’bad’ leaver provisions to minimize excessive and unearned payouts.

Remuneration: Shareholder Resolutions

•

General Recommendation: Generally vote for appropriately-structured shareholder resolutions calling for increased disclosure of executive remuneration and/or the introduction of a non-binding shareholder vote on a company’s remuneration policy.

The NZ Companies Act and the NZSX Listing Rules do not presently require the disclosure of senior executives’ remuneration – beyond disclosure of the number of executives earning above NZ$100,000 per annum in bands of NZ$10,000 – or what part of executives’ remuneration is linked to performance.

Executives are employees of shareholders, and it is therefore appropriate for shareholders to be informed as to the level of executive remuneration, and how it is determined. It is also appropriate for shareholders to be given a non-binding vote on a company’s general approach to executive remuneration, and a number of jurisdictions, including the U.S., U.K., Australia, Sweden, and the Netherlands, have adopted such non-binding votes. These votes can be a valuable and relatively inexpensive way for shareholders to communicate concerns over remuneration to a company.

ENVIRONMENTAL AND SOCIAL ISSUES

Voting on Environmental and Social Proposals

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

•

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

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New Zealand Proxy Voting Guidelines

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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New Zealand Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Australia

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after October 1, 2018

Published September 28, 2018

Australia Proxy Voting Guidelines

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Australia Proxy Voting Guidelines

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Australia Proxy Voting Guidelines

INTRODUCTION

These guidelines have been developed as the basis for ISS Australian Benchmark Policy for proxy voting recommendations.

Underlying principles

The principle underpinning all of ISS’ benchmark recommendations is that security holders are the owners of listed entities, and as such, they are entitled to assess every resolution that requires their approval and to understand how it affects their interests as owners. Accountability, transparency and fairness are the overarching goals of the laws, standards and principles in the Australian market.

Shareholders have no decision-making ability in the management of the listed entity. Their main rights in this regard are to receive information about a company’s performance and to vote on resolutions put before an annual or, where applicable, extraordinary general meeting.

Under current legislation in Australia, items typically put before a meeting of security holders can be characterized as follows:

•	Consideration of the financial statements and reports (not normally a voting item);

•	Election or re-election of directors;

•	Consideration of the remuneration report and to cast a non-binding (advisory) vote on executive pay practices;

•	Issuance of new securities in certain circumstances, including to executives and directors under their employment contracts, or as required under ASX Listing Rules;

•	Changes in the Constitution of a company;

•	Consideration of certain related party transactions;

•	Consideration of an increase in the directors’ total fee pool (directors are able to determine the quantum of fees each individual will receive from that pool);

•	to consider and vote on termination payments to executives in excess of a statutory maximum of one year’s remuneration; and

•	Consideration of mergers and acquisitions.

The goals of these guidelines are to recognize that:

•	The objective of most security holders is to hold and manage their investments with sustainable long term value creation in mind; and

•	Strong of corporate governance practices can enhance shareholder value and mitigate risk.

Application of this policy

This policy forms the basis of the ISS benchmark vote recommendations for listed entities in Australia. This document is intended to provide investors with insights into how ISS analyses these entities in the Australian market. However, it is not possible to address every eventuality, and inevitably many issues will need to be considered on a case-by-case basis. ISS will apply this policy as a guideline, but analysts will take a holistic view of the listed entity’s situation, and consider any explanation for non-standard practice, when determining voting recommendations.

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Australia Proxy Voting Guidelines

Investors recognize that appropriate corporate governance practices for listed entities can differ according to the type, location and nature of their business operations. The principles of good corporate governance are generally applicable to listed entities whatever their size, but ISS recognizes that investors and other market participants have differing expectations for certain market cap segments.

Voting disclosure and response to significant shareholder dissent

Investors expect that information regarding the voting outcomes on the resolutions presented at an AGM will be made available as soon as reasonably practicable after the AGM. The information should include the number of votes for the resolution, the number of votes against the resolution and the number of securities in respect of which the vote was directed to be withheld, and the overall percentages for each group.

Good corporate governance practice suggests that when a sizable proportion of votes have been cast against a resolution at any general meeting, the directors of the entity should explain what actions have been taken to understand the reasons behind the vote result. There is no universal threshold for significant dissent, and market practice is bound to evolve. However, many investors will use the 25 percent figure which represents a “strike” against the remuneration resolution as a threshold for identifying significant issues concerns. There may be reasons why for some companies a higher or lower level might be more appropriate for other types of resolutions. Some investors may take the view that dissent should be taken to mean both active abstentions and votes against. In Australia, “votes withheld” (abstentions) are not votes in law and companies may wish to consider viewing votes withheld (or in combination with votes against) exceeding 25 percent as indicating a low level of support from investors which they may wish to address. Across other markets globally, ISS sees a consensus emerging with a figure somewhere in the range of 20 percent to 30 percent as a threshold for significant dissent.

Where a company has received a significant level of dissent on a resolution at a general meeting, ISS will consider if and how the company has sought to understand the reasons behind the vote result, and how the company has communicated its response to the dissent. As a starting point, dissent of 25 percent or more will generally be used as the trigger for this case-by-case analysis. In certain circumstances, ISS may recommend a vote against a relevant resolution at a future general meeting if the company has not explained its reaction to the dissent.

Coverage universe

In the Australian market, the core ISS benchmark policy applies to all companies in the S&P ASX300 Index, excluding certain types of investment trusts. The ASX Corporate Governance Council’s Principles and Recommendations recognizes that when assessing the practice of a smaller company outside the ASX300, investors should be mindful of the individual circumstances of the business, including its size and complexity. Smaller companies may not have the resources to be able to comply with all the principles and recommendations, and there may be different requirements for these entities. Accordingly, the core ISS policy recognizes these exceptions on a case-by-case basis.

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Australia Proxy Voting Guidelines

1. GENERAL

Constitutional Amendment

•	General Recommendation: Vote case-by case on proposals to amend the company’s constitution.

Proposals to amend the company’s constitution are required to be approved by a special resolution (with a 75 percent super majority of votes cast requirement). Proposals range from a general updating of various clauses to reflect changes in corporate law and ASX Listing Rules, to complete replacement of an existing constitution with a new “plain language,” and updated, version.

Alteration of the Number of Directors/Board Size in Constitution

•	General Recommendation: Vote case-by-case on proposals to alter the size of the board.

The Australian Corporations Act requires a minimum of three directors for public companies, and nominees are elected if they receive 50 percent shareholder support. There is no maximum board size limit set out in the Act, although company constitutions may set a maximum limit. Consider on a case-by-case basis the justification provided by a company to set a maximum limit on the number of directors.

Vote against proposals to alter board size which have the effect of providing the company an ability to invoke “no vacancy” for new nominees seeking election to the board. Such a limitation is not considered to be in the best interests of shareholders, as it prevents a new shareholder nominee from being added to the board unless a management nominee is voted down.

Renewal of “Proportional Takeover” Clause in Constitution

•	General Recommendation: Vote for the renewal of the proportional takeover clause in the company’s constitution.

The Australian Corporations Act allows a company to include in its constitution a clause that requires shareholder approval for a proportional (partial) takeover offer to be made. Under this type of clause, a proportional takeover offer cannot proceed to be mailed out to shareholders until after the company has held a general meeting at which shareholders vote on whether to allow the offer to be made. The clause can remain in the constitution for a maximum of three years. It is standard practice among ASX-listed companies to ask shareholders to reinsert the clause into the constitution at every third AGM. If a shareholder meeting to vote on the approval of the making of a proportional bid is not held within 14 days of the bid expiry deadline, then the making of the bid is taken as approved.

Change Company Name

•	General Recommendation: Vote for proposals to change the company name.

Decisions on the company name are best left to management. Typically, name changes are proposed to align the company name more closely with its primary businesses and activities and/or to simplify the company name. Such changes are usually made without detracting from market recognition of the company’s identity and activities.

Authority to Postpone or Adjourn Meeting

General Recommendation: Vote case-by-case on proposals to amend the company’s constitution to provide the board with the authority to adjourn annual or special meetings, taking into account:

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Australia Proxy Voting Guidelines

•	The board’s rationale for proposing the amendment; and

•	The board’s past practices in acting in the best interests of shareholders.

When adequate explanation for an adjournment or postponement of a company meeting is given (such as to consider an improvement in economic benefit available to shareholders), such discretion of the chairman and board should be supported. However, evidence of the misuse of the authority to adjourn an annual or special meeting may result in recommendations against the re-election of the chairperson, or, if the chairperson is not up for re-election, any non-executive directors up for re-election that were present at the relevant meeting.

Significant Change in Activities

•

General Recommendation: Vote for resolutions to change the nature or scale of business activities (ASX Listing Rule 11.1) provided the notice of meeting and explanatory statement provide a sound business case for the proposed change.

Financial Statements

•	General Recommendation: Vote for the approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or the audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Australian companies are not required to submit their annual accounts and reports to a shareholder vote.

Reappointment of Auditor, and Authorization for the Directors to Set Auditor’s Remuneration

•	General Recommendation: Vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:

•	There are serious concerns about the accounts presented or the audit procedures used; or

•	Non-audit related fees are substantial or are routinely in excess of standard annual audit fees.

This type of resolution is not required under Australian law, but it will be a ballot item for ASX-listed companies that are incorporated in the United Kingdom, Papua New Guinea, and other countries where annual reappointment of the auditor is a statutory requirement.

Appointment of a New Auditor

•

General Recommendation: Generally, vote for the appointment of a new auditor, unless there is a compelling reason why the new auditor selected by the board should not be endorsed. A compelling reason might be a past association as auditor during a period of financial trouble.

Whenever an Australian public company changes its auditor during the year, it is required to put the auditor up for election by shareholders at the next AGM. Often a new auditor is selected by the board during the year and may or may not have started work by the time the shareholders vote on its election.

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Australia Proxy Voting Guidelines

Mergers and Acquisitions

•

General Recommendation: Vote mergers and acquisitions on a case-by-case basis, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors taking into account the factors of valuation, market reaction, strategic rationale, conflicts of interest and governance.

When evaluating the merits of a proposed acquisition, merger or takeover offer, ISS focuses on the impact of the proposal on shareholder value, both in the immediate and long term. For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Factor	Approach

Valuation	Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

Market reaction	How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

Strategic rationale	Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Negotiations and process	Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., ability for alternate bidders to participate) can also affect shareholder value.

Conflicts of interest	Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

Governance	Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Related-Party Transactions

•

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPT), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

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Australia Proxy Voting Guidelines

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors, where provided;

•	The views of an independent financial adviser, where appointed;

•	Whether any entities party to the transaction, including advisers, are conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

Under the ASX Listing Rules, the listed entity must obtain the approval of its shareholders for certain transactions either beforehand or, if the transaction is conditional on that approval, before it is completed. The company must ensure that the related party does not vote on the relevant resolution, and should take all reasonable steps to ensure that the related party’s associates do not vote on the relevant resolution.

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Australia Proxy Voting Guidelines

2. SHARE CAPITAL

Capital Structure

Capital structures are generally non-contentious in Australia. Each fully-paid ordinary share carries one vote on a poll and equal dividends. Partly-paid shares, which are rare, normally carry votes proportional to the percentage of the share paid-up. Companies may also issue redeemable shares, preference shares, and shares with special, limited, or conditional voting rights. Shares with differing amounts of votes constitute different classes of shares, but, in practice, shares with limited or enhanced voting rights are seldom, if ever, seen in Australia outside of a handful of externally managed infrastructure entities.

Multiple Voting Rights

•	General Recommendation: Vote against proposals to create a new class of shares with superior voting rights.

Shareholders are better off opposing dual-class proposals on the grounds that they contribute to the entrenchment of management and allow for the possibility of management acquiring superior voting shares in the future. Empirical evidence also suggests that companies with simple capital structures also tend toward higher valuation because they are easier for investors to understand.

Non-Voting Shares

•	General Recommendation: Vote against proposals to create a new class of non-voting or sub-voting shares. Only vote for if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders; or

•	It is not designed to preserve the voting power of an insider or significant shareholder.

Generally, vote for the cancellation of classes of non-voting or sub-voting shares.

Reduction of Share Capital: Cash Consideration Payable to Shareholders

•	General Recommendation: Generally, vote for the reduction of share capital with the accompanying return of cash to shareholders.

A company’s decision to reduce its share capital, with an accompanying return of funds to shareholders, is usually part of a capital-management strategy. It is commonly an alternative to a buyback or a special dividend.

Such a reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value.

Reduction of Share Capital: Absorption of Losses

•	General Recommendation: Vote for reduction of share capital proposals with absorption of losses, as they represent routine accounting measures.

This type of capital reduction does not involve any funds being returned to shareholders. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital.

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Australia Proxy Voting Guidelines

Buybacks/Repurchases

•	General Recommendation: Generally, vote for requests to repurchase shares, unless:

•	There is clear evidence available of past abuse of this authority; or

•	It is a selective buyback, and the notice of meeting and explanatory statement does not provide a sound business case for it.

Consider the following conditions in buyback plans:

•	Limitations on a company’s ability to use the plan to repurchase shares from third parties at a premium;

•	Limitations on the exercise of the authority to thwart takeover threats; and

•	A requirement that repurchases be made at arms-length through independent third parties.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. However, when timed correctly, buybacks are a legitimate use of corporate funds and can add to long-term shareholder returns.

Issue of Shares (Placement): Advance Approval

•	General Recommendation: Vote case-by-case on requests for the advance approval of issue of shares.

The ASX Listing Rules contain a general cap on non-pro rata share issues of 15 percent of total equity in a rolling 12-month period. Listing Rule 7.1 allows shareholders to vote to carve out from the “15-percent-in-12-months” cap a particular, proposed issue of shares. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 15-percent-in-12-months cap for the company.

Vote case-by-case on all requests taking into consideration:

•	Dilution to shareholders;

•	Discount/premium in purchase price to the investor;

•	Use of proceeds;

•	Any fairness opinion;

•	Results in a change in control;

•	Financing or strategic alternatives explored by the company;

•	Arms-length negotiations; and

•	Conversion rates on convertible equity (if applicable).

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders not participating in the placement will suffer dilution. While conventions regarding this type of authority vary widely among countries, ISS routinely supports issuance requests without preemptive rights for up to 20 percent of a company’s outstanding capital;

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Australia Proxy Voting Guidelines

Issue of Shares (Placement): Retrospective Approval

•	General Recommendation: Vote case-by-case on retrospective approval of issue of shares.

Listing Rule 7.4 allows shareholders to vote to carve out from the 15-percent-in-12-months cap an issue of shares made some time in the previous 12 months. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 15-percent in-12-months cap for the company.

Australian companies routinely seek approval of previous share distributions. As long as the prior issuances conform to dilution guidelines above, vote for such proposals.

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Australia Proxy Voting Guidelines

3. BOARD OF DIRECTORS

Director Age Limits

•	General Recommendation: Generally, vote against age limits for directors. Vote for resolutions to remove age limitations in company constitutions.

The Australian Corporations Act no longer includes an age limit for directors of public companies. Companies submit resolutions seeking to remove the age limitation contained in companies’ constitutions in order to bring them in line with the Australian Corporations Act.

Age should not be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of his or her individual contribution and experience.

Independence of Directors

ISS classifies directors as executive, non-independent non-executive, or independent non-executive. ISS’ definition of an independent director uses the Financial Services Council (FSC, formerly the Investment and Financial Services Association or IFSA) definition as its core. The FSC definition closely reflects the definition used by the ASX Corporate Governance Council. The FSC defines an independent director as a non-executive director who:

•	Is not a substantial shareholder (or an executive or associate of a substantial shareholder) of the company;

•	Has not within the last three years been employed by the company in an executive capacity, or been a director after ceasing to hold any such employment;

•	Has not within the last three years been a principal or employee of a material professional adviser or material consultant to the corporate group;

•	Is not a material supplier/customer of the corporate group (or an executive or associate of a material supplier/customer);

•	Does not have a material contractual relationship with the corporate group; and

•	Is free from any other interest and any business or other relationship with the corporate group.

ISS’ definition of independence is as follows:

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Australia Proxy Voting Guidelines

ISS Classification of Directors – Australia

Executive Director

•	Employee or executive of the company.

Non-Independent Non-Executive Director (NED)

A non-executive director who is:

•	classified as non-independent in the company’s annual report;

•	A former executive of the company or of another group member if there was less than a three year period between the cessation of employment and board service;

•	A major shareholder, partner, or employee of a material adviser/supplier/customer[1];

•	A founder of the company, even if no longer a substantial shareholder[2];

•	A relative (or a person with close family ties) of a substantial shareholder[2] or of a current or former executive;

•	A designated representative of a shareholder;

•	A director who has served for 12 or more years on the board;

•	A director with any material[3] relationship to the company, other than a board seat.

Independent Non-Executive Director

A non-executive director who is not classified as non-independent according to the factors above. To clarify, this may include:

•	A nominee proposed for election to a board by a shareholder but otherwise not affiliated to that shareholder.

Footnotes:

[1]	The materiality threshold for transactions is A$50,000 per annum. These thresholds are assessed by looking at transactions during the three most recent financial years.
[2]

A substantial shareholder is a shareholder controlling 5 percent or more of the voting rights in the company. At the point a person is no longer a substantial shareholder representative, they will be reclassifed as independent. This threshold looks back to the three most recent financial years.

[3]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Voting on Director Nominees

When voting on director nominees, take into consideration:

•	The overall composition of the board;

•	The composition of the audit, remuneration, risk (if applicable), and nomination committees;

•	Skills of the individual directors;

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•	Individual directors’ attendance records; and

•	Service on other public company boards.

As a matter of best practice, the board of a listed entity should also have a committee or committees to oversee risk. Under the recent ASX Corporate Governance Council recommendations, the risk committee could be a stand-alone risk committee, a combined audit and risk committee or a combination of board committees addressing different elements of risk. ISS will include the level of disclosure related to a risk committee in our reports as additional information to institutional investors. Under certain circumstances, ISS may consider such disclosure in our vote recommendations on election of directors, as warranted.

In addition, ISS will include the disclosure provided by the company in a Skills Matrix of the board’s composition. The skills matrix need not be prospective; instead it could be retrospective; which may alleviate commercial confidentiality issues around disclosure. Generally, the skills matrix will identify the gaps in skills of the board to address the company’s business strategy. ISS will include such disclosure in our reports as additional information to institutional investors. Under certain circumstances, ISS may consider such disclosure in our vote recommendations on election of directors, as warranted.

Voting on Director Nominees in Uncontested Elections

•	General Recommendation: Generally, vote for director nominees in uncontested elections. However, generally vote against nominees in the following circumstances:

Attendance:

•	Attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation.

Overboarding (unless exceptional circumstances exist):

•	Sits on more than a total of five listed boards (a chair as equivalent to two board positions); or

•	An executive director holding more than one non-executive director role with unrelated listed companies.

Independence Considerations:

•

Is an executive and board chair, and no “lead director” has been appointed from among the independent directors or other control mechanisms are in place. Exception may be made for company founders who are integral to the company or if other exceptional circumstances apply;

•	An executive other than the CEO who serves on the audit committee;

•	A former partner or employee of the company’s auditor who serves on the audit committee:

•	An executive other than the CEO serving on the remuneration committee, and the remuneration committee is not majority-independent.

Board Independence:

If the board is not majority1 independent under ISS’ classification, generally vote against nominees who are:

•	Executive directors (except for the CEO and founders integral to the company);

•

A non-independent NED who is a designated representative of substantial shareholder. Vote against only one representative of the substantial shareholder (typically, the director with the worst attendance record);

[1]	“Majority independent” is defined as over 50 percent independent.

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•	A non-independent NED whose presence causes the board not to be majority independent without sufficient justification.

Problematic Remuneration Practices:

Generally, vote against members of the remuneration committee if the remuneration resolution at the previous general meeting (usually the previous year) received support of less than 75 percent of votes cast, taking into account:

•	The company’s response in addressing specific concerns, engagement with institutional investors, and other compensation practices;

•	The company’s ownership structure;

•	Whether the issues are considered to be recurring or isolated; and

•	Whether the level of support was less than 50 percent.

Problematic Risk and Audit-Related Practices:

Generally, vote against members of the risk committee who were in place if:

•	A material failure in audit and risk oversight by directors is identified through regulatory investigation, enforcement or other manner; or

•	There are significant adverse legal judgments or settlements against the company, directors or management.

Generally, vote against members of the audit committee as constituted in the most recently completed fiscal year if:

•	The entity receives an adverse opinion of the entity’s financial statements from the auditor; or

•	Non-audit fees (Other Fees) paid to the external audit firm exceed audit and audit-related fees and tax compliance/preparation fees.

In circumstances where “other” fees include fees related to significant one-time capital structure events (such as initial public offerings) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Nominees:

Generally, vote against shareholder-nominated candidates who lack board endorsement and do not present conclusive rationale to justify their nomination, including unmatched skills and experience, or other reason. Vote for such candidates if they demonstrate a clear ability to contribute positively to board deliberations.

Governance Failures:

Vote against directors individually, committee members, or the entire board, due to:

•

Failure to act, take reasonable steps, or exercise a director’s duty to make proper enquiries of events, actions or circumstances of the company and those involved in management or higher, in the best interests of all shareholders;

•

Material failures of governance, stewardship, risk oversight[2], or fiduciary responsibilities at the company (objectively coming to light in legal proceedings, regulatory investigation or enforcement, or other manner which takes place in relation to the company, directors or management);

[2]

Examples of failure of risk oversight include but are not limited to: bribery; criminal conduct; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements against the company, directors, or management; hedging of company stock; or significant pledging of company stock.

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•	Failure to replace management as appropriate;

•

Significant involvement with a failed company, or egregious actions or circumstances related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company; or

•	Service on other boards where any of the above matters and facts have subsequently emerged.

Upholding governance is the responsibility of each director and together as a board of directors. Shareholders expect “collective accountability” of directors and boards of companies which have experienced governance failures, irrespective of whether directors consider themselves as not being directly responsible for actions of the company or those involved in it.

When applying this policy, ISS will consider the nature and scope of the various appointments and the companies concerned, and if any exceptional circumstances exist. A stricter view may apply for directors who serve on the boards of complex companies, those in highly regulated sectors, or directors who chair a number of key committees.

Voting on Director Nominees in Contested Elections

•	General Recommendation: Assess contested director elections on a case-by-case, considering the following factors in particular:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders; and

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, which may include the election of shareholder nominees or the dismissal of incumbent directors, ISS will generally focus on two central questions:

•	Whether the dissidents have proved that board change is warranted; and

•	If yes, whether the dissident board nominees seem likely to bring about positive change and maximize long-term shareholder value.

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4. REMUNERATION

Underlying all evaluations of remuneration structure and practices are five global principles that most investors expect companies to adhere to in designing and administering executive and director remuneration plans:

•

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plans;

•

Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, guaranteed remuneration, or excessive fixed remuneration;

•

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for remuneration decision-making (e.g., including access to independent expertise and advice when needed);

•

Provide shareholders with clear, comprehensive remuneration disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

•

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing executive pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Discussion

Remuneration should motivate executives to achieve the company’s strategic objectives, while ensuring that executive rewards reflect returns to long-term shareholders. Pay should be aligned to the long-term strategy, and companies are encouraged to use the statement by the chairman of the remuneration committee to outline how their chosen remuneration approach aligns with the company’s strategic goals and key performance indicators (KPIs). The remuneration committee should also closely examine the behaviour that the design of a remuneration package will promote.

A good performance target is aligned with company strategy, future direction, performance and shareholder value creation, without promoting or rewarding disproportionate risk-taking. Targets should be challenging but realistic and should closely reflect a company’s ongoing business expectations. Where non-financial objectives are used as part of the performance conditions, ISS expects the majority of the payout to be triggered by the financial performance conditions. There should also be a clear link between the objectives chosen and the company’s strategy.

Pay should not be excessive and remuneration committees should exercise due caution when considering pay increases. Any increases in total remuneration for executives should not be out of line with general increases at the company. Remuneration committees are discouraged from market benchmarking for pay reviews, unless it is applied infrequently (at no more than three-to-five-year intervals). One-off pay awards to address concerns over the retention of an executive have frequently been shown to be ineffective and are therefore not typically supported by ISS.

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Many investors are concerned that remuneration has become too complex and question its effectiveness in motivating management. Thus, remuneration committees are encouraged to adopt simpler remuneration structures. In particular, the introduction of new or additional short-term incentives or long-term incentive share award schemes on top of existing plans is likely to be viewed skeptically. Remuneration arrangements should be clearly disclosed, and sufficient detail should be provided about the performance conditions adopted to allow shareholders to make their own assessment of whether they are appropriate. Benchmarking remuneration into line with accepted good market practice should not be used as justification for any substantial increase in the size of the overall package.

Remuneration committees should have the flexibility to choose a pay structure which is appropriate for the company’s strategy and business needs. When forming a view on such arrangements, ISS will pay particular attention to the following points:

•	How far the remuneration practices are consistent with the good practice principles set out in these voting guidelines;

•	The linkage between the remuneration practices and the company’s strategic objectives;

•	Whether or not there is an appropriate long-term focus;

•	The extent to which the proposals help simplify executive pay; and

•

The impact on the overall level of potential pay. Any proposal which provides for a greater level of certainty regarding the ultimate rewards should be accompanied by a material reduction in the overall size of awards.

Boards must avoid rewarding failure or poor performance; for this reason, ISS does not support the re-testing of performance conditions or the re-pricing of share options under any circumstances. Implementing a tax-efficient mechanism that favours the participants should not lead to increased costs for the company, including the company’s own tax liabilities.

Engagement initiated by remuneration committees is expected to be in the form of a meaningful, timely and responsive consultation with shareholders prior to the finalisation of the remuneration package; it should not just be a statement of changes already agreed by the remuneration committee.

Remuneration Report

•	General Recommendation: Vote case-by-case on the remuneration report, taking into account the pay of executives and non-executive directors, including where applicable:

•	The quantum of total fixed remuneration and short term incentive payments relative to peers;

•	Whether any increases, either to fixed or variable remuneration, for the year under review or the upcoming year were well-explained and not excessive;

•	The listed entity’s workforce;

•	Financial performance and alignment with shareholder returns;

•	The adequacy and quality of the company’s disclosure generally;

•

The appropriateness and quality of the company’s disclosure linking identified material business risks and pre-determined key performance indicators (KPIs) that determine annual variable executive compensation outcomes;

•	The existence of appropriate performance criteria against which vesting and the quantum of cash and equity bonuses are assessed prior to any payment being made;

•	Whether appropriate targets for incentives, including in the STI or LTI, are in place and are disclosed with an appropriate level of detail;

•	Whether performance measures and targets for incentives, including in the STI and LTI, are measured over an appropriate period and are sufficiently stretching;

•	Any special arrangements for new joiners were in line with good market practice;

•	The remuneration committee exercised discretion appropriately, and such discretion is appropriately explained; and

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•	The alignment of CEO and executive pay with the company’s financial performance and returns for shareholders based on the ISS Quantitative Pay-for-Performance Evaluation.

Where a remuneration report contains multiple areas of non-compliance with good practice, the vote recommendation will reflect the severity of the issues identified. A small number of minor breaches may still result in an overall qualified recommendation of a “For”, whereas a single, serious deviation may be sufficient to justify an “Against” vote recommendation.

In cases where a serious breach of good practice, or departure from accepted market standards and shareholder requirements, is identified and typically where issues have been raised by shareholders over one or more years, the chair of the remuneration committee (or, where relevant, another member of the remuneration committee) may also receive a negative voting recommendation.

Pay-for-Performance Evaluation3

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P ASX300, this analysis considers the following:

1.	Peer Group[4] Alignment:

•

Relative Degree of Alignment (RDA). This relative measure compares the percentile ranks of a company’s CEO pay and TSR performance, relative to an industry-and-size derived comparison group (i.e., ISS Peer Group), over a three-year period.

•	Multiple of Median (MoM). This relative measure expresses the prior year’s CEO pay as a multiple of the median pay of its comparison group for the same period.

2.	Absolute Alignment:

•	Pay-TSR Alignment (PTA). This absolute measure compares the trends of the CEO’s annual pay and the value of an investment in the company over the prior five-year period.

The Australian Securities and Investment Commission (ASIC) released Regulatory Guide (RG) 247 on 27 March 2013 to give guidance to companies on their compliance to disclosure under section 299A of the Corporations Act 2001 (Cth) (the Act) – Annual directors’ report – additional and general requirements for listed entities. Specifically sub sections (1) – (a) to (c) of section 299A of the Act. RG 247 sets out the required disclosure in the Operating and Financial Review (OFR) in terms of the company’s prospects for future financial years in terms of the company’s business strategies and material business risks. Investors seek to ascertain from the OFR if the company has linked, in the remuneration report, the management of its material business risks to its key performance indicators (KPI) in determining remuneration for key management personnel (KMP).

[3]

A one-year transition period will apply to the fiscal year ending 30 June 2018 prior to incorporating greater emphasis of the Pay-For-Performance Evaluation Methodology in the analysis of the remuneration report.

[4]

The peer group is generally comprised of 11-24 companies that are selected using market cap, revenue (or assets for certain financial firms), and GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s.

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Remuneration Considerations

The remuneration report serves as a way for shareholders to make their views known on the company’s pay practices during the year under review. The elements of the report which ISS considers are described in more detail in the following section:

Report component	Good market practice
Base Pay

Remuneration committees are required to justify salary levels and increases in base pay.

Annual increases are expected to be low and in line with general increases across the broader workforce. Post-freeze ‘catch-up’ salary increases or benchmarking-related increases are not generally supported. Exceptions may be made for promotions and increases in responsibilities. Changes in pay levels should take into account the pay and conditions across the company. Where remuneration committees seek to increase base pay, such increases should not be approved purely on the basis of benchmarking against peer companies.

Superannuation, pension contributions and benefits

Superannuation and pension contribution payments for executives should be clearly disclosed. Any compensation to executives for changes in the tax treatment of pensions is not considered to be acceptable.

Companies must describe the benefits provided to executives and directors, which are expected to be in line with market practice and which should not be excessive. The maximum participation level should be stated, and not be uncapped. Companies must give a clear explanation of pension-related benefits, including the approach taken to making payments in lieu of retirement benefits.

Short term incentive (STI)

The STI earned for the year under review should be explained in a fashion which allows shareholders to clearly link performance with pay. Any increases in the maximum from one year to the next should be explicitly justified. The lowering of targets should generally be accompanied by a reduction in the bonus potential.

There is an expectation among investors that STI bonus targets will be disclosed retrospectively. Targets for both financial and non-financial metrics should be disclosed in an appropriate level of detail, preferably with a full target range (e.g. threshold, target and maximum) set out.

If a remuneration committee believes that STI bonus target disclosure – even on a retrospective basis – is difficult for reasons of commercial sensitivity, it should clearly explain the rationale for its decision, when such considerations will fall away and provide a commitment to disclosure at that time. ISS may recommend a vote against a remuneration report where bonus targets are not disclosed retrospectively, and there is no commitment to disclosure in the future. It is now standard market practice for retrospective disclosure to be provided no more than one year after the end of the relevant performance year. Where consideration of commercial sensitivities may prevent a fuller disclosure of specific short-term targets at the start of the performance period, shareholders expect to be informed of the main performance parameters, both corporate and personal.

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The payment of a ‘one-off’ special bonus, outside the variable remuneration arrangements already in place, is likely to attract a negative vote recommendation given that transaction-related bonuses are not typically supported.

Long-term incentive (LTI)

Under the resolution to approve the remuneration report, ISS considers both the LTI awards granted and those vested or lapsed during the year under review.

When assessing the awards which vested, ISS will have regard for outcomes that are out of line with the overall performance of the company, its future prospects or shareholder returns over the performance period. The definition of any performance measurement should be clearly disclosed.

For awards granted in the year under review, ISS will have regard for disclosure by companies of the potential value of awards to individual scheme participants on full vesting, expressed by reference to the face value of shares and expressed as a multiple of base salary.

The lowering of targets should generally be reflected in a reduction of the amount that can vest and, similarly, any increase in award size should be linked to more challenging targets.

Dilution limits

The operation of share incentive schemes should not lead to dilution in excess of the limits acceptable to shareholders.

The rules of a scheme must provide that commitments to issue new shares, when aggregated with awards under all of the company’s other schemes, must not exceed five percent of the issued ordinary share capital, adjusted for share issuance and cancellation.

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Malus and / or clawback

Malus means to forfeit some or all of a variable remuneration award before it has vested, while clawback allows the company to recover payments already made through the STI or LTI.

When designing schemes of performance-related remuneration, good market practice is that schemes should include provisions that would enable the company to recover sums paid or withhold the payment of any sum, and specify the circumstances in which the remuneration committee considers it would be appropriate to do so. Investors expect that such provisions should not be restricted solely to material misstatements of the financial statements.

Good leavers

Where individuals choose to terminate their employment before the end of the performance period, or in the event that employment is terminated for cause, good market practice is that any unvested options or share-based awards should lapse.

In other circumstances of cessation of employment, some portion of the award may remain “on foot” and be subject to the achievement of the relevant performance criteria and with an appropriate reduction in award size to reflect the shortened period between grant and vesting. In general, the originally stipulated performance measurement period should continue to apply. If it is the opinion of the remuneration committee that some early vesting is appropriate, or where it is otherwise necessary, awards should vest by reference to performance criteria achieved over the period to date.

Change of control	Investors expect that there will be no automatic waiving of performance conditions in the event of a change of control. Any early vesting as a consequence of a change of control should take into account the vesting period that has elapsed at the time of the change of control, with a consequent reduction in the size of the awards which vest. ISS does not support special one-off payments to executives on a change of control event.

Shareholding requirement	There is an expectation of investors that executives and directors should hold a minimum number of shares. Unvested holdings in share-based incentives do not count towards fulfilment of the requirement.

Executive’ service contracts, including exit payments

Executives should have service contracts in place with notice periods set at one year or less. All termination payments should be subject to phased payment and mitigation. Exit payments to departing directors should not go beyond one years’ base pay, being the statutory cap set out in the Corporations Act. However, an executive may also have an entitlement under the terms of his or her service contract or the rules of the relevant incentive plan.

Ex gratia or special payments on termination are not supported. “Good leaver” treatment should only apply to those who are genuinely good leavers. Appropriate pro-rating should be applied to outstanding long-term share-based awards.

Arrangements for new joiners	For new joiners, where an executive is appointed at an ‘entry-level’ salary-point which the remuneration committee expects to increase to a higher level once the individual has proved him or herself in the role, the roadmap for increases should be disclosed at the time of appointment. In general, ISS does not support special awards for new joiners (e.g. sign-on bonuses or one-off share awards) except in exceptional situations and only if accompanied by an appropriate explanation.

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Discretion

In cases where a remuneration committee uses its discretion to determine payments, it should provide a clear explanation of its reasons, which are expected to be clearly justified by the financial results and the underlying performance of the company.

It is relatively rare that a remuneration committee chooses to amend the targets used for either the STI or LTI following the start of the performance period, but where this has occurred, it is good practice for the company to demonstrate how the revised targets are in practice no less challenging than the targets which were originally set.

Non-executive director fees

Additional remuneration, other than fees, including participation in a share option scheme, pension scheme (excluding compulsory superannuation contributions) and/or performance-related pay is likely to impair a NED’s independence, and for that reason it is usually looked upon unfavourably by ISS.

Any increases to NED fees during the year under review will be considered alongside pay increases to executives and the broader workforce.

The remuneration report must name any person who provided material advice or services to the company or a relevant committee in the year, and set out additional details.

All-employee schemes	ISS generally supports all-employee schemes, such as Share Incentive Plans (SIPs) as a way of promoting employee ownership.

Remuneration of Executive Directors: Share Incentive Schemes

•	General Recommendation: Vote case-by-case on share-based incentives for executive directors.

Share-based incentives in Australia usually provide for “performance rights,” “performance shares,” “conditional rights,” or similar derivative instruments, all of which are economically zero exercise price options (ZEPOs).

Following the change in Australian taxation law regarding options effective 1 July 2015, the use of share option plans is expected to increase in popularity.

There are also a smaller number of share incentive schemes which are structured as loan-funded share plans, pursuant to Australian Securities & Investments Commission guidelines. These are effectively option-like structures and are considered on a case-by-case basis.

Remuneration of Executives: Long-Term Incentives and Share-Based Payments

•	General Recommendation: Vote case-by-case on long-term incentive and share-based grants for executives. Vote against plans and proposed grants under plans if:

•	Exercise price, or valuation of share-based grants, is excessively discounted;

•	Vesting period is insufficiently long to reflect an appropriate long term horizon (ie less than three years);

•	Long term performance criteria are removed;

•	Performance targets to be achieved which determine the quantum of vesting of share-based grants are not sufficiently demanding;

•	Extensive retesting of performance criteria is permitted over an extended time period where the original performance targets are not met in the initial testing period;

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•	Plan provides for excessive dilution; or

•	Company fails to disclose adequate information regarding any element of the scheme.

In Australia, there is no statutory or ASX listing rule requirement for companies to put long-term incentive plans before shareholders for approval. Some companies choose to seek shareholder approval of equity-based plans under the exception provided in ASX Listing Rule 7.2, so that equity instruments issued under the plan do not count towards the “15 percent in 12 months” dilution cap (refer to “Issue of Shares (Placement): Advance Approval” above).

•

General Recommendation: Generally, vote against the remuneration report if a company utilizes the ASX Listing Rule 10.14 carve-out, and fails to put the proposed long-term incentive or share-based grant to a shareholder vote.

Under ASX Listing Rule 10.14, companies must seek shareholder approval for any grant of equity awards to a director. However, there is a carve-out for grants of shares where shares are to be purchased on-market rather than being newly issued. This carve-out was introduced in a controversial amendment to Listing Rule 10.14 in October 2005. Many institutional investors in Australia regard the carve-out as inappropriate and long-term incentive grants of shares to executive directors should be subject to a vote of shareholders, regardless of whether the shares are newly issued or purchased on-market.

Long Term Incentive Plan and Share-Based Grant Considerations

The elements of the long-term incentive plan (and proposed grants of equity awards) are evaluated by ISS according to the following criteria:

Options

•	Two different types of options should be distinguished:

•

Grants of market-exercise-price options (“traditional options”) have an in-built share price appreciation hurdle, where the share price must increase above its “strike price” at the grant date for the executive to have an incentive to exercise, and

•	Grants of zero exercise price options (“ZEPOs”) have no exercise price and the executive pays nothing to the company on exercising these rights.

Exercise Price

•

Option exercise prices should not be at a discount to the prevailing market price at the grant date. (Many Australian companies now issue performance rights or performance shares, which are ZEPOs. These are not treated as “discounted” rights, but the requirements regarding vesting period, performance criteria, etc., apply equally.)

•	Plans should not allow the repricing of out-of-the-money options.

•

The allocation of ZEPOs should not be based on a discounted price of a company’s securities (or “fair value”), which has the effect of increasing the number of equity awards which are granted, and could exponentially increase the value of the incentive or share-based payment received by the executive upon any vesting.

Vesting Period

•

There should be appropriate time restrictions before rights can be exercised (if securities can vest in a timeframe which is less than three years, this is not considered to be an appropriate representation of a shareholder’s long- term horizon for an ASX listed entity).

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Performance Hurdles

•

Generally, a hurdle that relates to total shareholder return (TSR) is viewed favourably by many shareholders compared to a hurdle that specifies an absolute share price target or an insufficient accounting measure of performance (such as earnings per share (EPS)).

•

Where a relative hurdle is used (comparing the company’s performance against a group of peers or against an index), no vesting should occur at below-median performance, and the peer group should be appropriate and defensible (e.g. the peer group is not to be unacceptably small, or “cherry picked”).

•

A sliding-scale hurdle is required, under which the percentage of rights that vest increases according to a sliding scale of performance (whether absolute or relative)—a hurdle under which 100 percent of the award vests once a single target is achieved (i.e. no “cliff vesting”)—is not considered appropriate given that it may act as a disincentive to performance if it subsequently becomes difficult to achieve, or if it is easily achieved.

•

Where an absolute share-price target is used, executives can be rewarded by a rising market even if their company performs relatively poorly. In addition, even if a share-price hurdle is set at a significantly higher level than the prevailing share price, then the hurdle may not be particularly stretching if the option has a long life or there are generous re-testing provisions.

•

Accounting-related hurdles do not necessarily involve shareholder value creation before an incentive or share-based grant vests. An accounting-based performance hurdle may allow incentives to vest, and executives to be rewarded, without any medium to long-term improvement in total shareholder return having been delivered. Growth in EPS may, but does not always, translate into an improved share price and increased dividends over the medium to long term. Accordingly,

•	An EPS hurdle can lead to executive reward without any increase in shareholder return in the case of ZEPOs, which may not be the same if incorporated with traditional options.

•	An EPS hurdle can more readily be supported if used with traditional options, rather than with ZEPOs, although the use of traditional options in the Australian market is quite limited.

•

An EPS target must be sufficiently demanding, or stretching, such that a hurdle should require a substantial cumulative growth rate in EPS. In order to assess whether an EPS hurdle is sufficiently demanding, ISS will consider EPS forecasts published by analysts and any earnings guidance provided by management. If a sliding-scale EPS hurdle is used, a significant proportion of the options are to vest only for EPS performance that exceeds consensus analyst forecasts.

•

Operational hurdles are non-market and non-financial targets which are generally accompanied by unclear disclosure and often difficult to assess. Examples may include delivery of strategic projects, production targets, or discovery of mining reserves. ISS will assess these hurdles on a case-by-case basis, in order to establish if the hurdle is sufficiently demanding and capable of creating longer term shareholder value. These would more generally be accepted when used in conjunction with traditional options to align more closely with a tangible increase in shareholder value in excess of the strike price.

Re-testing

•

A re-test is where the performance hurdle has not been achieved during the initial vesting period, and the plan permits further testing of the performance hurdle on a later date or dates. Many investors, in markets like the U.K., do not support re-testing of performance criteria on share options or other share-based incentive awards, on the basis that retesting undermines the incentive value of such awards. Such provisions have not been uncommon in the Australian market. However, as companies have moved toward annual grants of awards that mitigate the concerns over “cliff-vesting,” and the increasingly held view among institutional investors that re-testing does not constitute best practice, companies have now moved to a minimal number of re-tests, or they have eliminated re-testing altogether.

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Australia Proxy Voting Guidelines

•

In cases where re-testing exists, ISS will evaluate the type of re-testing, either fixed-base or rolling, and the frequency of the re-testing. (Fixed-base testing means performance is always tested over an ever-increasing period, starting from grant date. This is less concerning than re-testing from a rolling start date.) Where a company has a particularly generous re-testing regime, and has not committed to significantly reduce the number of re-tests, vote against a resolution to approve the plan in question, or a grant of rights under the plan. This may also warrant a vote against the remuneration report, depending on other aspects of executive and non-executive remuneration practices. In the case of new plans, as a best practice, companies should not include re-testing provisions, but evaluate on a case-by-case approach basis.

Transparency

•	Methodology for determining exercise price should be disclosed.

•	Sufficient information should be presented to demonstrate that the scheme will reward superior future performance.

•	Proposed volume of securities which may be issued should be disclosed to enable shareholders to assess the dilutionary impact.

•	Time restrictions before options can be exercised should be disclosed.

•	Any restrictions on disposing of shares received should be disclosed.

•	Full cost of options to the company should be disclosed.

•	Method used to calculate the cost of options should be disclosed, including the discount applied to account for the probability of equity incentives not vesting.

•	Method of purchase or issue of shares on exercise of options should be disclosed.

Dilution of Existing Shareholders’ Equity

•	Aggregate number of all shares and options issued under all employee and executive incentive schemes should not exceed 10 percent of issued capital.

Level of Reward

•	Value of options granted (assuming performance hurdles are met) should be consistent with comparable schemes operating in similar companies.

Eligibility for Participation in the Scheme

•	Scheme should be open to all key executives.

•	Scheme should not be open to non-executive directors.

Other

•	Plans should include reasonable change-in-control provisions (i.e. pro rata vesting and size of awards).

•

Plans should include “good leaver”/“bad leaver” provisions to minimize excessive and unearned payouts (see below for a discussion of the approach to resolutions seeking approval for termination benefits to executives generally and under equity plans).

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Australia Proxy Voting Guidelines

Where the plan contains multiple areas of non-compliance with good practice, the vote recommendation will reflect the severity of the issues identified. A small number of minor breaches may still result in an overall recommendation of a qualified ‘For’, with the qualification noting the breaches which investors would expected to be addressed by the remuneration committee in the future, whereas a single, serious deviation may be sufficient to justify an “Against” vote recommendation.

Remuneration of Executives: Long-Term Incentive Plan Amendments

•	General Recommendation: Vote case-by-case on amendments to long-term incentive plans.

ISS will evaluate amendments to existing plans initially using the long-term incentive plan guidelines (above), and determine if the amendment is improving/removing negative features or if it is exacerbating such features.

If the amendment is eliminating negative features, the amendment could potentially be supported. However, if the amendment is neutral, vote against the amendment to express dissatisfaction with the underlying terms of the plan.

Remuneration of Executives: Termination Benefit Approvals

•	General Recommendation: Vote case-by-case on termination benefits.

Amendments to the Australian Corporations Act in November 2009 provide a cap on allowable “termination benefits” to senior executives of 12 months’ base pay (i.e. without shareholder approval). Formerly the Corporations Act required shareholder approval only where the termination payment was in excess of seven times total remuneration.

Companies can seek shareholder approval for termination payments in advance, including benefits from unvested equity grants on termination. This also includes general approval for vesting of equity incentives on termination under a specific equity plan.

Generally, vote against resolutions seeking approval of termination payments to executives in excess of the statutory maximum (i.e. 12 months’ base pay), except where there is clear evidence that the termination payment would provide a benefit to shareholders.

In cases where shareholder approval is sought for termination benefits under any equity plan, which provides for termination benefits in excess of 12 months’ base salary, vote ‘For’ the resolution if the approval is sought for three years or less and there is no vesting of awards without satisfaction of sufficiently demanding performance hurdles.

Non-Executive Director Perks/Fringe Benefits

•	General Recommendation: Where a company provides fringe benefits to non-executive directors in addition to directors’ board and committee fees, vote case-by-case on:

•	The remuneration report;

•	Proposals to increase the non-executive directors’ aggregate fee cap; and/or

•	The election of the chairman of the board, chairman of the remuneration committee, or any member of the remuneration committee standing for re-election.

Fringe benefits may include payments made, or services provided without charge, by the company. Examples may include, but are not limited to, additional “travel time fees”, which may be charged by the director by the hour, for the time taken in travelling to board or company meetings either domestically or overseas.

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Australia Proxy Voting Guidelines

Also, vote against when post-employment fringe benefits are paid to non-executive directors, which are often represented as an entitlement per year of service on the board of the company. Given that the same or similar benefits are generally not offered to shareholders or employees, such benefits are not considered good market practice, and they represent a potential conflict of interest to incentivize longevity on the board which may not be in the best interests of board succession planning or shareholders. These fringe benefits may be offered to non-executive directors as a cash payment (for example, retirement benefits) or in services provided or procured by the company.

Remuneration of Non-Executive Directors: Increase in Aggregate Fee Cap

•

General Recommendation: Vote case-by-case for an increase in the maximum aggregate level of fees payable to the company’s non-executive directors. It is a requirement of the ASX Listing Rules for companies to obtain shareholder approval for any increase in the fee cap.

ISS will take into account:

•	The size of the proposed increase;

•	The level of fees compared to those at peer companies;

•	The explanation the board has given for the proposed increase;

•	Whether the company has discontinued retirement benefits;

•	The company’s absolute and relative performance over (at least) the past three years based on measures such as (but not limited to) share price, earnings per share and return on capital employed;

•	The company’s policy and practices on non-executive director remuneration, including equity ownership;

•	The number of directors presently on the board and any planned increases to the size of the board;

•	The level of board turnover.

Vote against the increase if the company has an active retirement benefits plan for non-executive directors. Vote against where a company is seeking an increase after a period of poor absolute and relative performance, where the same board (or largely the same board) has overseen this period of poor performance and where the fee cap increase is not sought for the purposes of board renewal.

Remuneration of Non-Executive Directors: Approval of Share Plan

•

General Recommendation: Generally, vote for the approval of NED share plans which are essentially salary-sacrifice structures and have the effect of increasing directors’ shareholdings and alignment with investors.

This type of resolution seeks shareholder approval for the company’s non-executive directors to receive some of their fees in the form of shares rather than cash. The reason for the resolution is that listed companies can only issue equity securities to directors if shareholders approve such issuances in advance (Listing Rule 10.14).

All three key sets of guidelines in Australia (ASX Corporate Governance Council, FSC, and those of the Australian Council of Super Investors) support companies taking steps to encourage non-executive directors to acquire a material shareholding in their companies in order to achieve a greater alignment with shareholder interests.

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Australia Proxy Voting Guidelines

5. ENVIRONMENTAL AND SOCIAL ISSUES

Voting on Shareholder Proposals on Environmental, Social, and Governance (ESG) Matters

In Australia, the implications for non-binding ESG shareholder proposals have been established in legal precedent in the 1980s in NRMA Ltd v Parker (1986) 6 NSWLR 517 and upheld in ACCR v CBA [2015] FCA 785. The authority allows a board to refuse to put a non-binding shareholder proposal to a vote at a general meeting and makes clear that such resolutions infringe upon the ‘division of powers’ doctrine between the board and the general meeting and do in fact usurp the board’s authority. Accordingly, many boards have relied upon this precedent to deny consideration of such shareholder proposals at a general meeting.

In the recent past, a number of shareholder proponents of such resolutions have proposed a “first leg” to the agenda by seeking an amendment to the company’s constitution to allow non-binding resolutions to be considered at a general meeting. To date, the generality of such constitutional amendments has caused these not to gain sufficient shareholder support, and therefore ESG resolutions have not proceeded to a vote of shareholders.

Globally, ISS applies a common approach to evaluating social and environmental proposals, which cover a wide range of topics including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

•

General Recommendation: Generally, vote on all environmental, social and governance proposals on a case-by-case basis, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (in terms of scope, timeframe, or cost) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

If the items listed above are considered reasonable and would ordinarily warrant shareholder support of the ESG resolution, whereas the Board seeks to deny the vote of shareholders at a meeting, this could be regarded as a negative factor when considering a vote on the re-election of the Chairman, or any other relevant directors. When evaluating a non-binding ESG shareholder proposal, ISS will consider the nature and extent of engagement with the shareholder proponent and any undertakings given by the board in addressing the matters raised in the shareholder proposal.

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Australia Proxy Voting Guidelines

Board Diversity

Diversity on boards is an important topic for many shareholders. ISS will examine board diversity, including gender, skills, ethnicity and age as part of board refreshment and succession planning, in order to provide our clients with sufficient information on which to base informed engagement and voting decisions.

Proxy research reports on each company will include whether:

•	There is a disclosed diversity policy;

•	There are disclosed and measurable objectives in promoting gender diversity, amongst others;

•	The company reports on progress against those measurable objectives;

•

The company reports on the respective proportions of men and women on the board, in senior executive positions and across the whole organisation (including how the company has defined “senior executive” and various management positions, for these purposes);

•	The company is a “relevant employer” under the Workplace Gender Equality Act, the entity’s most recent “Gender Equality Indicators”, as defined in and published under that Act; and

•	The company uses Box 1.5 of the ASX Guidelines 3rd ed. to create the company’s diversity policy.

Economic, Environmental, and Sustainability Risks

Where appropriate, ISS will report on the quality of the company’s disclosure on its economic, environmental, and sustainability risks and how it regards these risks.

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Australia Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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www.issgovernance.com

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THE GLENMEDE FUND, INC.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Articles of Amendment and Restatement, dated October 12, 1988, are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the Securities and Exchange Commission (“SEC”) on December 29, 1995 (“Post-Effective Amendment No. 17”).

	(2)	Articles Supplementary, dated August 16, 1989, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.

	(3)	Articles Supplementary, dated February 28, 1991, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17.

	(4)	Articles Supplementary, dated March 3, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17.

	(5)	Articles Supplementary, dated June 2, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17.

	(6)	Articles Supplementary, dated September 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17.

	(7)	Articles Supplementary, dated December 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17.

	(8)	Articles Supplementary, dated February 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 7, 1997 (“Post-Effective Amendment No. 21”).

	(9)	Articles Supplementary, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997 (“Post-Effective Amendment No. 24”).

	(10)	Articles of Amendment, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24.

	(11)	Articles of Amendment, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(k) of Post-Effective Amendment No. 24.

	(12)	Articles Supplementary, dated September 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24.

	(13)	Articles of Amendment, dated December 23, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 (“Post-Effective Amendment No. 26”).

(14)	Articles Supplementary, dated December 23, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(n) of Post-Effective Amendment No. 26.

(15)	Articles of Amendment, dated August 20, 1998, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 (“Post-Effective Amendment No. 27”).

(16)	Articles Supplementary, dated October 11, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 15, 1999 (“Post-Effective Amendment No. 29”).

(17)	Articles Supplementary, dated December 13, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 15, 1999 (“Post-Effective Amendment No. 30”).

(18)	Articles of Amendment, dated February 1, 2000, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(18) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2000 (“Post-Effective Amendment No. 31”).

(19)	Articles Supplementary, dated September 25, 2001, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on November 29, 2001 (“Post-Effective Amendment No. 33”).

(20)	Articles Supplementary dated, March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2003 (“Post-Effective Amendment No. 35”).

(21)	Articles of Amendment, dated March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(21) of Post-Effective Amendment No. 35.

(22)	Articles Supplementary, dated July 30, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35.

(23)	Articles Supplementary, dated December 10, 2003, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 12, 2003 (“Post-Effective Amendment No. 36”).

(24)	Articles Supplementary, dated December 8, 2004, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 25, 2005 (“Post-Effective Amendment No. 39”).

(25)	Articles Supplementary, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39.

(26)	Articles of Amendment, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(26) of Post-Effective Amendment No. 39.

(27)	Articles of Amendment, dated June 14, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 40 of the Registrant’s Registration Statement on Form N-1A (Nos.33-22884/811-5577) filed with the SEC on December 15, 2005 (“Post-Effective Amendment No. 40”).

(28)	Articles Supplementary, dated June 15, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2006 (“Post-Effective Amendment No. 42”).

(29)	Articles Supplementary, dated September 13, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on September 28, 2006 (“Post-Effective Amendment No. 43”).

(30)	Articles Supplementary, dated January 12, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 23, 2007 (“Post-Effective Amendment No. 44”).

(31)	Articles Supplementary, dated July 24, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2008 (“Post-Effective Amendment No. 45”).

(32)	Articles of Amendment, dated September 17, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No. 45.

(33)	Articles Supplementary, dated December 28, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(33) of Post-Effective Amendment No. 45.

(34)	Articles Supplementary, dated March 3, 2008 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(34) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 46”).

(35)	Articles Supplementary to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(35) of Post-Effective Amendment No. 50 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 30, 2010 (“Post-Effective Amendment No. 50”).

(36)	Articles Supplementary to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(36) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 52 filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 52”).

(37)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(37) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 55 filed with the SEC on February 24, 2012 (“Post-Effective Amendment No. 55”).

(38)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(38) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 58 filed with the SEC on September 28, 2012 (“Post-Effective Amendment No. 58”).

(39)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(39) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 62 filed with the SEC on February 28, 2014 (“Post-Effective Amendment No. 62”).

(40)	Articles of Amendment, dated February 12, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(40) of Post-Effective Amendment No. 62.

(41)	Articles Supplementary to Articles of Incorporation, are incorporated herein by reference to Exhibit (a)(41) of Post-Effective Amendment No. 64 filed with the SEC on July 18, 2014 (“Post-Effective Amendment No. 64”).

(42)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(42) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 65 filed with the SEC on September 30, 2014 (“Post-Effective Amendment No. 65”).

(43)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(43) of Post-Effective Amendment No. 65.

(44)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(44) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 75 filed with the SEC on May 1, 2015 (“Post-Effective Amendment No. 75”).

(45)	Articles of Amendment, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(45) of Post-Effective Amendment No. 75.

(46)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(46) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 76 filed with the SEC on June 25, 2015 (“Post-Effective Amendment No. 76”).

(47)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(47) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 78 filed with the SEC on October 8, 2015 (“Post-Effective Amendment No. 78”).

(48)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(48) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 79 filed with the SEC on December 22, 2015 (“Post-Effective Amendment No. 79”).

(49)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(49) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 83 filed with the SEC on April 15, 2016 (“Post-Effective Amendment No. 83”).

(50)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(50) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 86 filed with the SEC on July 14, 2016 (“Post-Effective Amendment No. 86”).

	(51)	Articles of Amendment, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(51) of Post-Effective Amendment No. 86.

	(52)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(52) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 89 filed with the SEC on October 7, 2016 (“Post-Effective Amendment No. 89”).

	(53)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(53) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 90 filed with the SEC on December 21, 2016 (“Post-Effective Amendment No. 90”).

	(54)	Articles of Amendment to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(54) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 95 filed with the SEC on May 5, 2017 (“Post-Effective Amendment No. 95”).

	(55)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(55) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 97 filed with the SEC on August 30, 2017 (“Post-Effective Amendment No. 97”).

	(56)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(56) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 100 filed with the SEC on February 28, 2018 (“Post-Effective Amendment No. 100”).

	(57)	Articles of Amendment to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(57) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 102 filed with the SEC on October 5, 2018 (“Post-Effective Amendment No. 102”).

	(58)	Article Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(58) of Post-Effective Amendment No. 102.

	(59)	Articles of Amendment, dated December 13, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(59) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 105 filed with the SEC on February 14, 2019 (“Post-Effective Amendment No. 105”).

	(60)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(60) of Post-Effective Amendment No. 105.

(b)	(1)	By-Laws of Registrant are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

	(2)	Amendment No. 1 to the By-Laws of Registrant adopted on September 15, 2004 is incorporated herein by reference to Exhibit (c) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 20, 2004 (“Post-Effective Amendment No. 38”).

	(3)	Amendment No. 2 to the By-Laws of Registrant adopted on September 11, 2006 is incorporated herein by reference to Exhibit (b)(3) of Post-Effective Amendment No. 43.

	(4)	By-Laws of Registrant as amended on June 5, 2013 are incorporated herein by reference to Exhibit (b)(4) of Post-Effective Amendment No. 62.

(c)		See: Article Fifth, Articles of Amendment and Restatement, dated October 12, 1988, which are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17; Articles Supplementary, dated August 16, 1989, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 28, 1991, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17; Articles Supplementary, dated December 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 26, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21; Articles Supplementary, dated September 24, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24; Articles Supplementary, dated September 26, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24; Articles Supplementary, dated December 23, 1997, to Articles of Incorporation which are incorporated herein by reference as Exhibit 1(n) of Post-Effective Amendment No. 26; Articles Supplementary, dated October 11, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29; Articles Supplementary, dated December 13, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30; Articles Supplementary, dated September 25, 2001, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33; Articles Supplementary, dated March 18, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35; Articles Supplementary, dated July 30, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35; Articles Supplementary, dated December 10, 2003, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36; Articles Supplementary, dated December 8, 2004, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39; Articles Supplementary, dated February 7, 2005, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39; Articles Supplementary, dated June 15, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42; Articles Supplementary, dated September 13, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43; Articles Supplementary, dated January 12, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44; Articles Supplementary, dated July 24, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45; Articles of Amendment, dated September 17, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No.

		45; Articles Supplementary, dated December 28, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(33) to Post-Effective Amendment No. 45; Articles Supplementary, dated March 3, 2008 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 46; Articles Supplementary, dated April 14, 2010, which are incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 50; Articles Supplementary, dated December 15, 2010, which are incorporated by reference to Exhibit (a)(36) to Post-Effective Amendment No. 52; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(37) to Post-Effective Amendment No. 55; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(38) to Post-Effective Amendment No. 58; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(39) to Post-Effective Amendment No. 62; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(41) to Post-Effective Amendment No. 64; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(42) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(43) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(44) of Post-Effective Amendment No. 75; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(46) of Post-Effective Amendment No. 76; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(47) of Post-Effective Amendment No. 78; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(48) of Post-Effective Amendment No. 79; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(49) of Post-Effective Amendment No. 83; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(50) of Post-Effective Amendment No. 86; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(52) of Post-Effective Amendment No. 89; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(53) of Post-Effective Amendment No. 90; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(55) of Post-Effective Amendment No. 97; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(56) of Post-Effective Amendment No. 100; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(58) of Post-Effective Amendment No. 102; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(60) of Post-Effective Amendment No. 105; and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of Registrant’s By-Laws which are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

(d)	(1)	Investment Advisory Agreement between Registrant and The Glenmede Trust Company, dated October 25, 1988, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 17.

	(2)	Amendment No. 1, dated September 13, 1994, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 17.

(3)	Supplement, dated November 1, 1992, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company, relating to the International Fixed Income and Large Cap Value Portfolios is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 17.

(4)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio (formerly, the Small Capitalization Equity Portfolio), dated January 1, 1998, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 27.

(5)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(12) to of Post-Effective Amendment No. 31.

(6)	Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 31.

(7)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income, Strategic Equity, International and Large Cap Value Portfolios is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2001 (“Post-Effective Amendment No. 32”).

(8)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 32.

(9)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 32.

(10)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Sub-Investment Advisory Agreement among Registrant, The Glenmede Trust Company and TCW Investment Management Company (formerly, TCW Funds Management, Inc.) relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 32.

(11)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Sub-Investment Advisory Agreement among Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 32.

(12)	Sub-Investment Advisory Agreement, dated July 6, 2001, among Registrant, Glenmede Advisers, Inc. and TCW Investment Management Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 33.

(13)	Investment Advisory Agreement, dated January 1, 2002, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Fund (formerly, the Institutional International Portfolio) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on January 29, 2002 (“Post-Effective Amendment No. 34”).

(15)	Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36.

(16)	Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and TCW Investment Management relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36.

(17)	Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36.

(18)	Sub-Investment Advisory Agreement, dated as of August 1, 2003, among Registrant, Glenmede Advisers, Inc. and Sterling Johnston Capital Management, L.P. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36.

(19)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap 100 Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 39.

(20)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 39.

(21)	Amendment No. 2 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to Core Fixed Income Portfolio, International Portfolio, Large Cap Value Portfolio and Strategic Equity Portfolio is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 40.

(22)	Amendment No. 1 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to U.S. Emerging Growth Portfolio is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 40.

(23)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 43.

(24)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Absolute Return Portfolio is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 43.

(25)	Sub-Investment Advisory Agreement, dated January 1, 2002, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 34.

(26)	Amendment No. 2 to Sub-Investment Advisory Agreement, dated as of August 1, 2005, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP. relating to International Portfolio is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40.

(27)	Amendment No. 3 to Sub-Investment Advisory Agreement, dated as of January 1, 2007, among Registrant, Glenmede Advisers, Inc., Glenmede Investment Management, LP, Philadelphia International Advisors LP relating to International Portfolio is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 44.

(28)	Amendment to Investment Advisory Agreements, dated as of January 1, 2007, among the Registrant, Glenmede Advisers, Inc., and Glenmede Investment Management LP, relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income (formerly, Intermediate Government), Strategic Equity (formerly, Equity), International, Large Cap Value (formerly, Model Equity), U.S. Emerging Growth (formerly, Small Capitalization Growth), Small Cap Equity (formerly, Small Capitalization Equity), Large Cap Growth, Large Cap 100, Absolute Return and Total Market Long/Short Portfolios is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 44.

(29)	Contractual Fee Waiver Agreement, dated February 15, 2007, between Registrant and Glenmede Investment Management LP relating to the Absolute Return and Total Market Long/Short Portfolios is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 44.

(30)	Contractual Fee Waiver Agreement, dated February 20, 2008, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 45.

(31)	Contractual Fee Waiver Agreement, dated February 3, 2010, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 48.

(32)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 50.

(33)	Investment Advisory Agreement between Registrant and Philadelphia International Advisors LP, relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 53.

(34)	Investment Advisory Agreement between Registrant and Philadelphia International Advisors LP, relating to Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 53.

(35)	Contractual Fee Waiver Agreement, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 53.

(36)	Contractual Fee Waiver Agreement, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 53.

(37)	Contractual Fee Waiver Agreement, dated February 10, 2011, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 53.

(38)	Contractual Fee Waiver Agreement, dated May 25, 2011, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 55.

(39)	Contractual Fee Waiver Agreement, dated May 25, 2011, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 55.

(40)	Contractual Fee Waiver Agreement, dated February 1, 2012, between Registrant and Glenmede Investment Management, L.P. relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 55.

(41)	Contractual Fee Waiver Agreement, dated February 1, 2012, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 55.

(42)	Contractual Fee Waiver Agreement, dated February 1, 2012, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Small Cap Fund is incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 55.

(43)	Investment Advisory Agreement, dated September 28, 2012, between Registrant and Glenmede Investment Management LP, relating to the International Secured Options Portfolio is incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 58.

(44)	Contractual Fee Waiver Agreement, dated September 28, 2012, between Registrant and Glenmede Investment Management LP relating to International Secured Options Portfolio is incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 58.

(45)	Contractual Fee Waiver Agreement, dated February 1, 2013, between Registrant and Glenmede Investment Management, L.P. relating to the Long/Short and Total Market Portfolios is incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 60.

(46)	Contractual Fee Waiver Agreement, dated February 1, 2013, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 60.

(47)	Contractual Fee Waiver Agreement, dated February 1, 2013, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Small Cap Fund is incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 60.

(48)	Contractual Fee Waiver Agreement, dated February 1, 2013, between Registrant and Glenmede Investment Management LP relating to International Secured Options Portfolio is incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 60.

(49)	Contractual Fee Waiver Agreement, dated November 15, 2013, between Registrant and Glenmede Investment Management, L.P. relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 62.

(50)	Contractual Fee Waiver Agreement, dated November 15, 2013, between Registrant and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 62.

(51)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Glenmede Investment Management, L.P. relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 62.

(52)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 62.

(53)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 62.

(54)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Glenmede Investment Management LP relating to International Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 62.

(55)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Glenmede Investment Management, L.P. relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 62.

(56)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 62.

(57)	Investment Advisory Agreement, dated September 30, 2014, between Registrant and Glenmede Investment Management LP, relating to the Mid Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 65.

(58)	Contractual Fee Waiver Agreement, dated September 17, 2014, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 65.

(59)	Contractual Fee Waiver Agreement, dated September 17, 2014, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Fund is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 65.

(60)	Contractual Fee Waiver Agreement, dated September 17, 2014, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 65.

(61)	Contractual Fee Waiver Agreement, dated September 17, 2014, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 65.

(62)	Contractual Fee Waiver Agreement, dated September 30, 2014, between Registrant and Glenmede Investment Management LP relating to the Mid Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 65.

(63)	Interim Investment Advisory Agreement, dated June 30, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 78.

(64)	Interim Investment Advisory Agreement, dated June 30, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 78.

(65)	Interim Contractual Fee Waiver Agreement, dated June 30, 2015, between Registrant and Segall Bryant & Hamill, LLC relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 78.

(66)	Interim Contractual Fee Waiver Agreement, dated June 30, 2015, between Registrant and Segall Bryant & Hamill, LLC relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 78.

(67)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 79.

(68)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 79.

(69)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 79.

(70)	Sub-Investment Advisory Agreement, dated December 22, 2015, among the Registrant, Glenmede Investment Management LP and Capital Guardian Trust Company, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 79.

(71)	Contractual Fee Waiver Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 79.

(72)	Contractual Fee Waiver Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 79.

(73)	Contractual Fee Waiver Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 79.

(74)	Investment Advisory Agreement, dated October 29, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 79.

(75)	Investment Advisory Agreement, dated October 29, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 79.

(76)	Contractual Fee Waiver Agreement, dated October 29, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 79.

(77)	Contractual Fee Waiver Agreement, dated October 29, 2015 between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 79.

(78)	Contractual Fee Waiver Agreement, dated February 26, 2016, between Registrant and Glenmede Investment Management LP, relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 26, 2016 (“Post-Effective Amendment No. 81”).

(79)	Contractual Fee Waiver Agreement, dated February 26, 2016, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 81.

(80)	Contractual Fee Waiver Agreement, dated February 26, 2016, between Registrant and Glenmede Investment Management LP relating to the Mid Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 81.

(81)	Investment Advisory Agreement, dated June 29, 2016, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2016 (“Post-Effective Amendment No. 84”).

(82)	Contractual Fee Waiver Agreement, dated June 29, 2016, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 84.

(83)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 90.

(84)	Contractual Fee Waiver Agreement between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 90.

(85)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on February 28, 2017 (“Post-Effective Amendment No. 92”).

(86)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Mid Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 92.

(87)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 92.

(88)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 92.

(89)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 92.

(90)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 92.

(91)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 92.

(92)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Large Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on November 13, 2017 (“Post-Effective Amendment No. 98”).

(93)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No. 98.

(94)	Contractual Fee Waiver Agreement, dated November 13, 2017, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Large Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment No. 98.

(95)	Contractual Fee Waiver Agreement, dated November 13, 2017, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No. 98.

(96)	Contractual Fee Waiver Agreement, dated February 1, 2018, between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment No. 100.

(97)	Contractual Fee Waiver Agreement, dated February 1, 2018, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No. 100.

(98)	Contractual Fee Waiver Agreement, dated February 1, 2018, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(98) of Post-Effective Amendment No. 100.

(99)	Contractual Fee Waiver Agreement, dated February 1, 2018, between Registrant and Glenmede Investment Management LP, relating to the Quantitative International Equity Portfolio is incorporated herein by reference to Exhibit (d)(99) of Post-Effective Amendment No. 100.

(100)	Contractual Fee Waiver Agreement, dated February 1, 2018, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio is incorporated herein by reference to Exhibit (d)(100) of Post-Effective Amendment No. 100.

(101)	Contractual Fee Waiver Agreement, dated February 1, 2018, between Registrant and Glenmede Investment Management LP, relating to the Mid Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment No. 100.

(102)	Contractual Fee Waiver Agreement, dated February 1, 2018, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(102) of Post-Effective Amendment No. 100.

(103)	Contractual Fee Waiver Agreement, dated February 1, 2018, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment No. 100.

(104)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Alternative Risk Premia Portfolio is incorporated herein by reference to Exhibit (d)(104) of Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on December 19, 2018 (“Post-Effective Amendment No. 103”).

(105)	Contractual Fee Waiver Agreement, dated December 19, 2018, between Registrant and Glenmede Investment Management LP, relating to the Alternative Risk Premia Portfolio is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 103.

(106)	Contractual Fee Waiver Agreement, dated January 31, 2019, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment No. 105.

(107)	Contractual Fee Waiver Agreement, dated February 1, 2019, between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio, is filed herein as Exhibit (d)(107).

(108)	Contractual Fee Waiver Agreement, dated February 1, 2019, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio, is filed herein as Exhibit (d)(108).

(109)	Contractual Fee Waiver Agreement, dated February 1, 2019, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio, is filed herein as Exhibit (d)(109).

(110)	Contractual Fee Waiver Agreement, dated February 1, 2019, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio, is filed herein as Exhibit (d)(110).

	(111)	Contractual Fee Waiver Agreement, dated February 1, 2019, between Registrant and Glenmede Investment Management LP, relating to the Quantitative International Equity Portfolio, is filed herein as Exhibit (d)(111).

	(112)	Contractual Fee Waiver Agreement, dated February 1, 2019, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio, is filed herein as Exhibit (d)(112).

	(113)	Contractual Fee Waiver Agreement, dated February 1, 2019, between Registrant and Glenmede Investment Management LP, relating to the Global Secured Options Portfolio, is filed herein as Exhibit (d)(113).

	(114)	Contractual Fee Waiver Agreement, dated February 1, 2019, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Large Cap Value Equity Portfolio, is filed herein as Exhibit (d)(114).

	(115)	Contractual Fee Waiver Agreement, dated February 1, 2019, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Small Cap Equity Portfolio, is filed herein as Exhibit (d)(115).

(e)	(1)	Distribution Agreement, dated July 1, 2008, among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated by herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 46.

	(2)	Distribution Agreement, dated July 1, 2008, among the Registrant, Quasar Distributors, LLC and Philadelphia International Advisors LP is incorporated by herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 46.

	(3)	Amendment No. 1 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 50.

	(4)	Amendment No. 1 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Philadelphia International Advisors LP adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 53.

	(5)	Amendment No. 2 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 58.

	(6)	Amendment No. 3 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 65.

	(7)	Distribution Agreement, dated June 30, 2015, among the Registrant, Quasar Distributors, LLC and Segall Bryant & Hamill, LLC is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 78.

	(8)	Distribution Agreement, dated September 10, 2015, among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 78.

	(9)	Amendment No. 1 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 84.

	(10)	Amendment No. 2 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 90.

	(11)	Amendment No. 3 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 98.

	(12)	Amendment No. 4 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Alternative Risk Premia Portfolio is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 103.

(f)		Not Applicable.

(g)	(1)	Custody Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 33.

	(2)	Delegation Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 33.

	(3)	Amendment to Custody Agreement, effective March 28, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 36.

	(4)	First Amendment to Custody Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 37 to registrant’s Registration Statement on Form N1-A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 37”).

	(5)	Second Amendment to Custody Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 43.

	(6)	Transfer Agency Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 33.

(7)	First Amendment to Transfer Agency Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 37.

(8)	Second Amendment to Transfer Agency Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(8) of Post-Effective Amendment No. 43.

(9)	Third Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 50.

(10)	Third Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(10) of Post-Effective Amendment No. 50.

(11)	Fourth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (g)(11) of Post-Effective Amendment No. 53.

(12)	Fourth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (g)(12) of Post-Effective Amendment No. 53.

(13)	Fifth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(13) of Post-Effective Amendment No. 58.

(14)	Fifth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(14) of Post-Effective Amendment No. 58.

(15)	Sixth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(15) of Post-Effective Amendment No. 62.

(16)	Sixth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (g)(16) of Post-Effective Amendment No. 65.

(17)	Seventh Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (g)(17) of Post-Effective Amendment No. 65.

(18)	Seventh Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g)(18) of Post-Effective Amendment No. 79.

	(19)	Eighth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g)(19) of Post-Effective Amendment No. 79.

	(20)	Eighth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g)(20) of Post-Effective Amendment No. 84.

	(21)	Ninth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g)(21) of Post-Effective Amendment No. 84.

	(22)	Ninth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g)(22) of Post-Effective Amendment No. 90.

	(23)	Tenth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g)(23) of Post-Effective Amendment No. 90.

	(24)	Tenth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (g)(24) of Post-Effective Amendment No. 98.

	(25)	Eleventh Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (g)(25) of Post-Effective Amendment No. 98.

	(26)	Eleventh Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Alternative Risk Premia Portfolio is incorporated herein by reference to Exhibit (g)(26) of Post-Effective Amendment No. 103.

	(27)	Twelfth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Alternative Risk Premia Portfolio is incorporated herein by reference to Exhibit (g)(27) of Post-Effective Amendment No. 103.

(h)	(1)	Administration Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33.

	(2)	First Amendment to Administration Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 37.

(3)	Second Amendment to Administration Agreement, dated September 26, 2006, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 43.

(4)	Amended and Restated Shareholder Servicing Plan and related Agreement, dated September 26, 2006, between the Registrant and The Glenmede Trust Company N.A. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 43.

(5)	Securities Lending Agency Agreement, dated September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 43.

(6)	Amendment No. 1 to Securities Lending Agency Agreement, dated as of February 28, 2004, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43.

(7)	Amendment No. 2 to Securities Lending Agency Agreement, dated as of September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 43.

(8)	Securities Lending Authorization Agreement, dated as of September 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 45.

(9)	Termination and Renewal Agreement, dated as of August 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 45.

(10)	First Amendment to Securities Lending Authorization Agreement, dated as of October 15, 2009, between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on December 17, 2009 (“Post-Effective Amendment No. 47”).

(11)	Securities Lending and Services Agreement, dated as of October 15, 2009, between the Registrant, on behalf of its Long/Short Portfolio and Total Market Portfolio and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 47.

(12)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 50.

(13)	Third Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 50.

(14)	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 50.

(15)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 53.

(16)	Fourth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment No. 53.

(17)	Third Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 53.

(18)	Purchasing Fund Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(18) of Post-Effective Amendment No. 53.

(19)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 58.

(20)	Fifth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(20) of Post-Effective Amendment No. 58.

(21)	Fourth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(21) of Post-Effective Amendment No. 58.

(22)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(22) of Post-Effective Amendment No. 65.

(23)	Sixth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (h)(23) of Post-Effective Amendment No. 65.

(24)	Fifth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 65.

(25)	Seventh Amendment to the Administration Agreement, dated July 14, 2015, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(25) of Post-Effective Amendment No. 78.

(26)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(26) of Post-Effective Amendment No. 78.

(27)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(27) of Post-Effective Amendment No. 79.

(28)	Eighth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (h)(28) of Post-Effective Amendment No. 79.

(29)	Sixth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio and Responsible ESG U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (h)(29) of Post-Effective Amendment No. 79.

(30)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(30) of Post-Effective Amendment No. 84.

(31)	Ninth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (h)(31) of Post-Effective Amendment No. 84.

(32)	Seventh Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(32) of Post-Effective Amendment No. 89.

(33)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(33) of Post-Effective Amendment No. 90.

(34)	Tenth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h)(34) of Post-Effective Amendment No. 90.

(35)	Eighth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 90.

(36)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 98.

(37)	Eleventh Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (h)(37) of Post-Effective Amendment No. 98.

(38)	Ninth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(38) of Post-Effective Amendment No. 97.

(39)	Tenth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (h)(39) of Post-Effective Amendment No. 98.

(40)	Twelfth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Alternative Risk Premia Portfolio is incorporated herein by reference to Exhibit (h)(40) of Post-Effective Amendment No. 103.

	(41)	Amended and Restated Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(41) of Post-Effective Amendment No. 103.

	(42)	Second Amendment to Securities Lending and Services Agreement, dated as of December 20, 2017, between the Registrant, on behalf of its Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio, and State Street Bank and Trust Company is filed herein.

(i)	(1)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on December 30, 1997 (“Post-Effective Amendment No. 25”).

	(2)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 29.

	(3)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 36.

	(4)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 42.

	(5)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 50.

	(6)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(6) of Post-Effective Amendment No. 52.

	(7)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 58.

	(8)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 65.

	(9)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 76.

	(10)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 79.

	(11)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 84.

	(12)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 86.

	(13)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(13) of Post-Effective Amendment No. 90.

	(14)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(14) of Post-Effective Amendment No. 98.

	(15)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(15) of Post-Effective Amendment No. 102.

	(16)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(16) of Post-Effective Amendment No. 105.

(j)	(1)	Consent of Drinker Biddle & Reath LLP is filed herein as Exhibit (j)(1).

	(2)	Consent of Independent Registered Public Accounting Firm is filed herein as Exhibit (j)(2).

(k)		Not Applicable.

(1)	(l)	Purchase Agreement, dated December 28, 1999, between Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (1)(3) of Post-Effective Amendment No. 31.

	(2)	Purchase Agreement, dated February 27, 2004, between Registrant and The Glenmede Trust Company relating to the Large Cap 100 Portfolio and Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (l)(2) of Post-Effective Amendment No. 39.

	(3)	Purchase Agreement, dated September 26, 2006, between Registrant and The Glenmede Trust Company, N.A. relating to the Absolute Return Portfolio and Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (l)(3) of Post-Effective Amendment No. 43.

	(4)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A. relating to the Secured Options Portfolio is incorporated herein by reference to Exhibit (l)(4) of Post-Effective Amendment No. 50.

	(5)	Purchase Agreement between Registrant and The Philadelphia International Advisors LP, relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (l)(5) of Post-Effective Amendment No. 55.

	(6)	Purchase Agreement between Registrant and The Philadelphia International Advisors LP, relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (l)(6) of Post-Effective Amendment No. 55.

	(7)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (l)(7) of Post-Effective Amendment No. 58.

	(8)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (l)(8) of Post-Effective Amendment No. 65.

	(9)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Women in Leadership U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (l)(9) of Post-Effective Amendment No. 79.

	(10)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Responsible ESG U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (l)(10) of Post-Effective Amendment No. 79.

	(11)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (l)(11) of Post-Effective Amendment No. 79.

	(12)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Short Term Tax Aware Fixed Income Portfolio, is incorporated herein by reference to Exhibit (l)(12) of Post-Effective Amendment No. 84.

	(13)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Equity Income Portfolio, is incorporated herein by reference to Exhibit (l)(13) of Post-Effective Amendment No. 90.

	(14)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Quantitative U.S. Large Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (l)(14) of Post-Effective Amendment No. 98.

	(15)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (l)(15) of Post-Effective Amendment No. 98.

	(16)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Alternative Risk Premia Portfolio is incorporated herein by reference to Exhibit (l)(16) of Post-Effective Amendment No. 103.

(m)		Not Applicable.

(n)	(1)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated September 18, 2013 is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 62.

	(2)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Mid Cap Equity Portfolio, dated September 17, 2014, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 65.

	(3)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Large Cap Core Portfolio and Large Cap Growth Portfolio, dated June 11, 2015, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 76.

	(4)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Secured Options Portfolio, dated June 16, 2016, is incorporated herein by reference to Exhibit (n)(4) of Post-effective Amendment No. 86.

	(5)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Quantitative U.S. Long/Short Equity Portfolio, dated December 14, 2018, is incorporated herein by reference to Exhibit (n)(5) of Post-effective Amendment No. 105.

(o)		Reserved.

(p)	(1)	Revised Code of Ethics of The Glenmede Fund, Inc. is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 79.

	(2)	Amended Code of Ethics of Glenmede Investment Management LP is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 62.

	(3)	Amended Personal Trading Guidelines of Philadelphia International Advisors LP as Advisor to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund and Sub-Advisor to the International Portfolio is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 62.

	(4)	Code of Ethics of Segall Bryant & Hamill, LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 78.

	(5)	Code of Ethics of Capital Guardian Trust Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 81.

	(6)	Code of Ethics of Capital Guardian Trust Company is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 100.

(q)	(1)	Powers of Attorney for H. Franklin Allen, Ph.D., Susan W. Catherwood, William L. Cobb, Jr., Gail E. Keppler, G. Thompson Pew, Jr. and Harry Wong are incorporated herein by reference to Exhibit (q)(1) of Post-Effective Amendment No. 47.

Item 29.	Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.

Item 30.	Indemnification

Reference is made to Article Ten of the Registrant’s Amended and Restated Article of Incorporation, incorporated herein by reference to Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

(a)	Glenmede Investment Management LP

Reference is made to the caption of “Investment Advisor” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant’s affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2016, as well as the capacity in which such person was connected.

Name and Position with Glenmede Investment Management LP	Business Address of other Company	Connection with other Company
Gordon B. Fowler, Managing Director Chief Investment Officer	The Glenmede Trust Company, N.A.	President, Chief Executive Officer, Chief Investment Officer and Board Member

	Church Pension Fund	Trustee

	Curtis Institute of Music	Trustee

	Widows Corporation	Trustee

	St. James School	Director

Mary Ann B. Wirts, Managing Director Chief Administrative Officer	The Glenmede Trust Company, N.A.	Managing Director and Chief Administrative Officer

	Morris Animal Refuge	Treasurer

	The Acorn Club	Board Member

Peter Zuleba, Managing Director President	The Glenmede Trust Company, N.A.	Managing Director and Director of Investment Management

	Philadelphia Health Partnership	Board Member

Raj Tewari, Managing Director	The Glenmede Trust Company, N.A.	Managing Director and Chief Operating Officer

	Philadelphia Futures	Board Member

Jordan Savitch, Managing Director	The Glenmede Trust Company, N.A.	Managing Director, General Counsel and Director of Business Assurance

(b)	Capital Guardian Trust Company

Reference is made to the caption of “Investment Advisor” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

None*.

*

Capital Guardian Trust Company is a wholly owned subsidiary of Capital Group International, Inc. which is owned by Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc. Officers of Capital Guardian Trust Company may also be directors or officers of other corporate entities that are also direct or indirect subsidiaries of The Capital Group Companies, Inc. The Capital Group code of ethics discourages associates from serving on the board of directors of any unaffiliated private or public company and the senior officers listed above have not served as a director or officer of any unaffiliated company since October 31, 2016.

Item 32.	Principal Underwriters

(a)

In addition to The Glenmede Fund, Inc., Quasar Distributors, LLC (“Quasar Distributors”) currently acts as distributor for The Glenmede Portfolios. Quasar Distributors also acts as principal underwriter for the following investment companies:

1919 Funds

Abbey Capital Futures Strategy Fund

AC One China Fund

Acquirers Funds

Exponential ETFs

Advantus Mutual Funds

Advisors Asset Management Funds

Aegis Funds

Akre Funds

Allied Asset Advisors Funds

Alpha Architect Funds

AlphaCentric

AlphaClone ETF Fund

AlphaMark ETFs

Altair Funds

American Trust

Amplify ETFs

Angel Oak Funds

Aptus ETF

Argent Capital Funds

Barrett Growth Fund

Barrett Opportunity Fund

Becker Value Equity Fund

Beyond Advisors ETF

Bogle Investment Management

Boston Common Funds

Boston Partners Funds

Bramshill Funds

Bridge Builder Trust

Bridge City Capital

Bridges Investment Fund, Inc.

Bright Rock Funds

Brookfield Investment Funds

Brown Advisory Funds

BMT Investment Funds

Buffalo Funds

Campbell Funds

CAN SLIM Select Growth Fund

Capital Advisors Funds

CBOE Vest Financial ETFs

CG Funds Trust

Change Finance, Inc.

Chase Funds

ClearShares ETF

Coho Partners

Coldstream Funds

Congress Funds

Convergence Funds

Cove Street Capital Funds

CrossingBridge Funds

Cushing Mutual Funds

Cushing ETFs

Davidson Funds

Dearborn Funds

Defiance Global ETFs

Diamond Hill

Distillate Capital ETF

DoubleLine Funds

Edgar Lomax Value Fund

Equity Armor Investments

Equable Shares

Equbot ETF

Evercore Equity Fund

Evermore Global Investors Trust

Fiera Capital Funds

First American Funds, Inc.

First State Investments Funds

Fort Pitt Capital Group, Inc.

Fulcrum Funds

FundX Funds

Gerstein Fisher Funds

Glenmede Fund, Inc.

Glenmede Portfolios

GoodHaven Funds

Great Lakes Funds

Greenspring Fund

Green Square

Harding Loevner Funds

Heitman Funds

Hennessy Funds Trust

Highmore Funds

Hodges Mutual Funds

Hood River Funds

Horizon Investment Funds

Hotchkis & Wiley Funds

Hoya ETFs

Huber Funds

iM Global Partner Funds

Infinity Q Funds

Infusive Funds

Intrepid Capital Management

IronBridge Funds

Jackson Square Partners

Jacob Funds, Inc.

Jensen Funds

Kensho ETFs

Kirr Marbach Partners Funds, Inc.

Lawson Kroeker Funds

LKCM Funds

LHA Funds

LoCorr Investment Trust

Logan Capital Funds

Loncar ETFs

Lyxor Asset Management Funds

MainGate MLP Funds

Majority Shares

Marketfield Fund

Marmont Funds

Matson Money Funds

Matrix Asset Advisors, Inc.

MD Sass

Miller Value Funds

Monetta Trust

Morgan Dempsey Funds

Motley Fool

Muhlenkamp Fund

Muzinich Funds

Muzinich Funds

Nationwide Funds

Nicholas Funds

Nuance Funds

Oakhurst Funds

Orinda Funds

O’Shaughnessy Funds

Osterweis Funds

Otter Creek Funds

Parker Global Strategies Fund

Pension Partners Funds

Permanent Portfolio Funds

Pemberwick Funds

Perritt Funds, Inc.

PIA Funds

Poplar Forest Funds

Port Street Funds

Premise Capital ETFs

Primecap Odyssey Funds

ProcureAM ETFs

Prospect Street

Prospector Funds

Provident Mutual Funds, Inc.

Pzena Funds

Quadratic ETFs

Quantum Advisors ETF

Rareview Funds

RBC Funds Trust

Reinhart Funds

RYZZ ETF

RiverNorth Funds

Rockefeller Funds

Salt Financial Funds

Scharf Funds

Schneider Funds

Semper Funds

SerenityShares

Shenkman Funds

SIMS Total Return Fund

SL Advisors ETF

Smith Group Funds

Snow Capital Family of Funds

Soundwatch Fund

Spyglass Funds

StrongVest

Summit Global Funds

Thomas White Funds

Thompson IM Funds, Inc.

Tiedemann Funds

TorrayResolute Funds

Tortoise Funds

Trillium Funds

TrimTabs ETF

Tygh Capital Management

USQ Funds

USCA Shield Fund

US Global ETFs

Validea Funds

Vert Global REITs

Vident Funds

Villere & Co.

Wasmer Schroeder Funds

TigerShares ETFs

Weiss Multi-Strategy Funds

Westchester Capital Funds

Volshares Large Cap ETF

Wisconsin Capital Funds, Inc.

YCG Funds

Zevenbergen Capital Investments Funds

Quasar Distributors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. Quasar Distributors is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

(b)	Information regarding Quasar Distributors is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

The business address for each of the executive officers and directors of Quasar Distributors is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

CRD # on Form BD

103848

Name and Principal Business Address	Positions and Offices with Principal Underwriter	Positions and Officers With Fund

Teresa Maria Kazmierski Cowan	President and Board Member	None

Joseph Carl Neuberger	Board Member	None

Peter Anthony Hovel	Financial Operations Principal and Chief Financial Officer	None

Michael Peck	Board Member	None

Andrew Michael Strnad	Secretary	None

Jennifer Brunner	Co-Chief Compliance Officer	None

Susan Lorene LaFond	Co-Chief Compliance Officer and Treasurer	None

Thomas Wolden	Assistant Treasurer	None

Brett Elliott Scribner	Assistant Treasurer	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Rules thereunder will be maintained at the offices of:

(1)	Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
(records relating to its functions as investment advisor)

(2)	Capital Guardian Trust Company
333 South Hope Street
Los Angeles, CA 90071
(records relating to its functions as sub-investment advisor to the High Yield Municipal Portfolio)

(3)	State Street Bank and Trust Company
100 Summer Street, Floor 7
SUM0703
Boston, MA 02110
(records relating to its functions as custodian, administrator, transfer agent, dividend disbursing agent, securities lending agent and short sales lending agent)

(4)	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202
(records relating to its functions as distributor)

(5)	Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
(Registrant’s minute books)

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

(a)

Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders’ right to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

(b)	Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 107 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 107 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 28th day of February, 2019.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 107 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2019.

Signature	Title	Date

* G. Thompson Pew, Jr.	Chairman	February 28, 2019

/s/ Mary Ann B. Wirts Mary Ann B. Wirts	President (Chief Executive Officer)	February 28, 2019

* H. Franklin Allen, Ph.D.	Director	February 28, 2019

* Susan W. Catherwood	Director	February 28, 2019

* William L. Cobb, Jr.	Director	February 28, 2019

* Gail E. Keppler	Director	February 28, 2019

* Harry Wong	Director	February 28, 2019

/s/ Kent E. Weaver Kent E. Weaver	Treasurer (Chief Financial Officer and Principal Financial Officer)	February 28, 2019

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact

EXHIBIT INDEX

Exhibit No.

(d)	(107)	Contractual Fee Waiver Agreement

(d)	(108)	Contractual Fee Waiver Agreement

(d)	(109)	Contractual Fee Waiver Agreement

(d)	(110)	Contractual Fee Waiver Agreement

(d)	(111)	Contractual Fee Waiver Agreement

(d)	(112)	Contractual Fee Waiver Agreement

(d)	(113)	Contractual Fee Waiver Agreement

(d)	(114)	Contractual Fee Waiver Agreement

(d)	(115)	Contractual Fee Waiver Agreement

(h)	(42)	Second Amendment to Securities Lending and Services Agreement

(j)	(1)	Consent of Drinker Biddle & Reath LLP

(j)	(2)	Consent of PriceWaterhouseCoopers, LLC